UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

March 31, 2013

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

22053 04/13

GuideStone® Funds

Well Done…good and faithful servant. MATTHEW 25:21

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
AGM	—	Assured Guaranty Municipal Corporation
CONV	—	Convertible
ETF	—	Exchange Traded Fund
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Conduit
SPDR	—	Standard & Poor’s Depositary Receipt
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
VVPR	—	Voter Verified Paper Record
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2013, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$45,677,556	3.35%
Low-Duration Bond	167,716,650	20.25
Medium-Duration Bond	114,746,005	12.98
Extended-Duration Bond	34,897,810	8.13
Global Bond	31,575,477	13.05
Defensive Market Strategies	16,561,246	3.75
Small Cap Equity	3,694,924	0.73
International Equity	677,988	0.05

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of March 31, 2013.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
+	—	Security is valued at fair value. As of March 31, 2013, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$2,479,783	0.30%
Medium-Duration Bond	1,738,638	0.41
Global Bond	197,730	0.08
Defensive Market Strategies	1,874,960	0.42
Small Cap Equity	777,127	0.15
International Equity	2,302,644	0.16

2

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(O)	—	Par is denominated in Switzerland Francs (CHF).
(P)	—	Par is denominated in Peruvian Nuevos Soles (PEN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRL).
(U)	—	Par is denominated in British Pounds (GBP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
KS	—	Counterparty to contract is Knight Securities.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

3

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	1,580,723	$1,580,723
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,871,467	25,302,237
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	914,787	13,410,779
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,110,186	12,356,372
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	958,112	10,884,154
GuideStone Real Estate Securities Fund (GS4 Class)¥	141,345	1,587,305
GuideStone Value Equity Fund (GS4 Class)¥	306,978	5,565,514
GuideStone Growth Equity Fund (GS4 Class)¥	253,840	5,597,179
GuideStone Small Cap Equity Fund (GS4 Class)¥	73,285	1,308,870
GuideStone International Equity Fund (GS4 Class)¥	497,311	6,639,103

Total Mutual Funds (Cost $77,133,307)		84,232,236

TOTAL INVESTMENTS — 99.9% (Cost $77,133,307)		84,232,236
Other Assets in Excess of Liabilities — 0.1%		63,308

NET ASSETS — 100.0%		$84,295,544

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	60.5
Domestic Equity Funds	29.6
International Equity Fund	7.9
Futures Contracts	1.9
Money Market Fund	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$84,232,236	$84,232,236	$—	$—

Total Assets — Investments in Securities	$84,232,236	$84,232,236	$—	$—

Other Financial Instruments***
Futures Contracts	$2,965	$2,965	$—	$—

Total Assets — Other Financial Instruments	$2,965	$2,965	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

4	See Notes to Schedules of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	6,426,648	$6,426,648
GuideStone Low-Duration Bond Fund (GS4 Class)¥	2,611,178	35,303,124
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	3,224,287	47,268,044
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	706,012	12,835,295
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	4,449,955	49,527,998
GuideStone Global Bond Fund (GS4 Class)¥	1,422,057	14,817,834
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	6,403,982	72,749,234
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,720,701	19,323,467
GuideStone Value Equity Fund (GS4 Class)¥	2,053,269	37,225,771
GuideStone Growth Equity Fund (GS4 Class)¥	1,581,922	34,881,384
GuideStone Small Cap Equity Fund (GS4 Class)¥	553,892	9,892,514
GuideStone International Equity Fund (GS4 Class)¥	3,219,183	42,976,088

Total Mutual Funds (Cost $331,345,371)		383,227,401

TOTAL INVESTMENTS — 100.0% (Cost $331,345,371)		383,227,401
Other Assets in Excess of Liabilities — 0.0%		184,551

NET ASSETS — 100.0%		$383,411,952

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	45.4
Bond Funds	41.7
International Equity Fund	11.2
Futures Contracts	1.7
Money Market Fund	1.7

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$383,227,401	$383,227,401	$—	$—

Total Assets — Investments in Securities	$383,227,401	$383,227,401	$—	$—

Other Financial Instruments***
Futures Contracts	$33,359	$33,359	$—	$—

Total Assets — Other Financial Instruments	$33,359	$33,359	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	5

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	6,726,772	$6,726,773
GuideStone Low-Duration Bond Fund (GS4 Class)¥	800,087	10,817,178
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,489,669	36,498,544
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,412,673	25,682,394
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,178,435	13,115,986
GuideStone Global Bond Fund (GS4 Class)¥	2,548,252	26,552,781
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	6,357,038	72,215,955
GuideStone Real Estate Securities Fund (GS4 Class)¥	2,384,221	26,774,807
GuideStone Value Equity Fund (GS4 Class)¥	3,193,642	57,900,730
GuideStone Growth Equity Fund (GS4 Class)¥	2,596,150	57,245,099
GuideStone Small Cap Equity Fund (GS4 Class)¥	981,803	17,534,996
GuideStone International Equity Fund (GS4 Class)¥	5,173,043	69,060,123

Total Mutual Funds (Cost $363,980,769)		420,125,366

TOTAL INVESTMENTS — 99.9% (Cost $363,980,769)		420,125,366
Other Assets in Excess of Liabilities — 0.1%		241,729

NET ASSETS — 100.0%		$420,367,095

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	55.1
Bond Funds	26.8
International Equity Fund	16.4
Futures Contracts	1.7
Money Market Fund	1.6

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$420,125,366	$420,125,366	$—	$—

Total Assets — Investments in Securities	$420,125,366	$420,125,366	$—	$—

Other Financial Instruments***
Futures Contracts	$28,465	$28,465	$—	$—

Total Assets — Other Financial Instruments	$28,465	$28,465	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	4,784,172	$4,784,172
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	412,039	6,040,492
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	332,322	6,041,610
GuideStone Global Bond Fund (GS4 Class)¥	1,408,668	14,678,323
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,324,846	14,878,017
GuideStone Value Equity Fund (GS4 Class)¥	2,583,312	46,835,453
GuideStone Growth Equity Fund (GS4 Class)¥	2,142,679	47,246,078
GuideStone Small Cap Equity Fund (GS4 Class)¥	896,967	16,019,828
GuideStone International Equity Fund (GS4 Class)¥	4,373,611	58,387,712

Total Mutual Funds (Cost $184,354,707)		214,911,685

TOTAL INVESTMENTS — 99.9% (Cost $184,354,707)		214,911,685
Other Assets in Excess of Liabilities — 0.1%		178,924

NET ASSETS — 100.0%		$215,090,608

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	58.2
International Equity Fund	27.1
Bond Funds	12.4
Futures Contracts	2.3
Money Market Fund	2.2

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$214,911,685	$214,911,685	$—	$—

Total Assets — Investments in Securities	$214,911,685	$214,911,685	$—	$—

Other Financial Instruments***
Futures Contracts	$30,073	$30,073	$—	$—

Total Assets — Other Financial Instruments	$30,073	$30,073	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	7

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	3,205,394	$3,205,393
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	82,975	1,508,493
GuideStone Global Bond Fund (GS4 Class)¥	731,297	7,620,119
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,206,493	13,548,917
GuideStone Value Equity Fund (GS4 Class)¥	1,937,772	35,131,802
GuideStone Growth Equity Fund (GS4 Class)¥	1,599,118	35,260,551
GuideStone Small Cap Equity Fund (GS4 Class)¥	730,673	13,049,816
GuideStone International Equity Fund (GS4 Class)¥	3,306,021	44,135,384

Total Mutual Funds (Cost $125,895,887)		153,460,475

TOTAL INVESTMENTS — 99.9% (Cost $125,895,887)		153,460,475
Other Assets in Excess of Liabilities — 0.1%		154,145

NET ASSETS — 100.0%		$153,614,620

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	63.2
International Equity Fund	28.7
Bond Funds	5.9
Futures Contracts	2.0
Money Market Fund	2.1

101.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$153,460,475	$153,460,475	$—	$—

Total Assets — Investments in Securities	$153,460,475	$153,460,475	$—	$—

Other Financial Instruments***
Futures Contracts	$21,312	$21,312	$—	$—

Total Assets — Other Financial Instruments	$21,312	$21,312	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	143,503	$143,503
GuideStone Global Bond Fund (GS4 Class)¥	39,819	414,917
GuideStone Real Estate Securities Fund (GS4 Class)¥	74,146	832,661
GuideStone Value Equity Fund (GS4 Class)¥	106,732	1,935,043
GuideStone Growth Equity Fund (GS4 Class)¥	88,220	1,945,245
GuideStone Small Cap Equity Fund (GS4 Class)¥	40,892	730,339
GuideStone International Equity Fund (GS4 Class)¥	184,936	2,468,902

Total Mutual Funds (Cost $7,723,810)		8,470,610

TOTAL INVESTMENTS — 100.0% (Cost $7,723,810)		8,470,610
Liabilities in Excess of Other Assets — 0.0%		(1,139)

NET ASSETS — 100.0%		$8,469,471

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.2
International Equity Fund	29.2
Bond Funds	4.9
Money Market Fund	1.7

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$8,470,610	$8,470,610	$—	$—

Total Assets — Investments in Securities	$8,470,610	$8,470,610	$—	$—

See Notes to Schedules of Investments.	9

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	6,451,486	$6,451,486
GuideStone Low-Duration Bond Fund (GS4 Class)¥	14,109,826	190,764,852
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	4,182,768	46,554,210
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	2,136,387	24,269,354
GuideStone Value Equity Fund (GS4 Class)¥	978,842	17,746,407
GuideStone Growth Equity Fund (GS4 Class)¥	779,749	17,193,470
GuideStone Small Cap Equity Fund (GS4 Class)¥	239,238	4,272,786
GuideStone International Equity Fund (GS4 Class)¥	1,507,318	20,122,700

Total Mutual Funds (Cost $294,005,325)		327,375,265

TOTAL INVESTMENTS — 100.0% (Cost $294,005,325)		327,375,265
Other Assets in Excess of Liabilities — 0.0%		44,511

NET ASSETS — 100.0%		$327,419,776

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.5
Domestic Equity Funds	19.4
International Equity Fund	6.1
Money Market Fund	2.0
Futures Contracts	1.7

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$327,375,265	$327,375,265	$—	$—

Total Assets — Investments in Securities	$327,375,265	$327,375,265	$—	$—

Other Financial Instruments***
Futures Contracts	$8,744	$8,744	$—	$—

Total Assets — Other Financial Instruments	$8,744	$8,744	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	33,414,131	$33,414,131
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,794,838	172,986,206
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	17,073,120	250,291,934
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,651,996	102,753,288
GuideStone Global Bond Fund (GS4 Class)¥	5,632,427	58,689,891
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	10,740,669	122,013,999
GuideStone Value Equity Fund (GS4 Class)¥	8,341,357	151,228,799
GuideStone Growth Equity Fund (GS4 Class)¥	6,751,454	148,869,566
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,031,878	36,289,349
GuideStone International Equity Fund (GS4 Class)¥	12,670,305	169,148,567

Total Mutual Funds (Cost $1,095,731,436)		1,245,685,730

TOTAL INVESTMENTS — 99.9% (Cost $1,095,731,436)		1,245,685,730
Other Assets in Excess of Liabilities — 0.1%		744,659

NET ASSETS — 100.0%		$1,246,430,389

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	46.9
Domestic Equity Funds	36.7
International Equity Fund	13.6
Money Market Fund	2.7
Futures Contracts	2.3

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,245,685,730	$1,245,685,730	$—	$—

Total Assets — Investments in Securities	$1,245,685,730	$1,245,685,730	$—	$—

Other Financial Instruments***
Futures Contracts	$209,021	$209,021	$—	$—

Total Assets — Other Financial Instruments	$209,021	$209,021	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	21,058,044	$21,058,044
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,308,155	58,246,251
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,780,153	84,737,039
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,007,906	36,503,730
GuideStone Global Bond Fund (GS4 Class)¥	1,957,151	20,393,516
GuideStone Value Equity Fund (GS4 Class)¥	10,987,789	199,208,611
GuideStone Growth Equity Fund (GS4 Class)¥	8,792,521	193,875,098
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,600,019	46,436,334
GuideStone International Equity Fund (GS4 Class)¥	16,613,328	221,787,925

Total Mutual Funds (Cost $770,645,905)		882,246,548

TOTAL INVESTMENTS — 99.9% (Cost $770,645,905)		882,246,548
Other Assets in Excess of Liabilities — 0.1%		694,421

NET ASSETS — 100.0%		$882,940,969

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	49.8
International Equity Fund	22.6
Bond Funds	25.1
Money Market Fund	2.4
Futures Contracts	2.2

102.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$882,246,548	$882,246,548	$—	$—

Total Assets — Investments in Securities	$882,246,548	$882,246,548	$—	$—

Other Financial Instruments***
Futures Contracts	$145,191	$145,191	$—	$—

Total Assets — Other Financial Instruments	$145,191	$145,191	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	14,515,395	$14,515,395
GuideStone Value Equity Fund (GS4 Class)¥	11,536,296	209,153,049
GuideStone Growth Equity Fund (GS4 Class)¥	9,252,520	204,018,060
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,652,860	47,380,074
GuideStone International Equity Fund (GS4 Class)¥	21,638,436	288,873,117

Total Mutual Funds (Cost $681,937,549)		763,939,695

TOTAL INVESTMENTS — 99.9% (Cost $681,937,549)		763,939,695
Other Assets in Excess of Liabilities — 0.1%		617,433

NET ASSETS — 100.0%		$764,557,128

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	60.2
International Equity Fund	37.8
Futures Contracts	1.9
Money Market	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$763,939,695	$763,939,695	$—	$—

Total Assets — Investments in Securities	$763,939,695	$763,939,695	$—	$—

Other Financial Instruments***
Futures Contracts	$77,124	$77,124	$—	$—

Total Assets — Other Financial Instruments	$77,124	$77,124	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	1,561,565	$1,561,565
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,920,769	51,451,486
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,128,807	12,563,625
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	576,349	6,553,089
GuideStone Value Equity Fund (GS2 Class)¥	534,918	4,792,867
GuideStone Growth Equity Fund (GS2 Class)¥	349,607	4,639,283
GuideStone Small Cap Equity Fund (GS2 Class)¥	99,973	1,150,684
GuideStone International Equity Fund (GS2 Class)¥	534,036	5,436,482

Total Mutual Funds (Cost $83,814,858)		88,149,081

TOTAL INVESTMENTS — 100.0% (Cost $83,814,858)		88,149,081
Other Assets in Excess of Liabilities — 0.0%		30,943

NET ASSETS — 100.0%		$88,180,024

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.6
Domestic Equity Funds	19.4
International Equity Fund	6.2
Money Market Fund	1.8
Futures Contracts	1.4

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$88,149,081	$88,149,081	$—	$—

Total Assets — Investments in Securities	$88,149,081	$88,149,081	$—	$—

Other Financial Instruments***
Futures Contracts	$3,608	$3,608	$—	$—

Total Assets — Other Financial Instruments	$3,608	$3,608	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

14	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	6,467,377	$6,467,377
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,963,602	51,823,700
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	10,312,762	75,076,908
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	5,064,551	30,792,469
GuideStone Global Bond Fund (GS4 Class)¥	1,688,708	17,596,335
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	3,217,657	36,584,764
GuideStone Value Equity Fund (GS2 Class)¥	5,063,661	45,370,404
GuideStone Growth Equity Fund (GS2 Class)¥	3,363,820	44,637,896
GuideStone Small Cap Equity Fund (GS2 Class)¥	945,736	10,885,427
GuideStone International Equity Fund (GS2 Class)¥	4,986,819	50,765,814

Total Mutual Funds (Cost $342,475,047)		370,001,094

TOTAL INVESTMENTS — 100.0% (Cost $342,475,047)		370,001,094
Other Assets in Excess of Liabilities — 0.0%		168,769

NET ASSETS — 100.0%		$370,169,863

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	47.4
Domestic Equity Funds	37.1
International Equity Fund	13.7
Money Market Fund	1.7
Futures Contracts	1.5

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$370,001,094	$370,001,094	$—	$—

Total Assets — Investments in Securities	$370,001,094	$370,001,094	$—	$—

Other Financial Instruments***
Futures Contracts	$39,853	$39,853	$—	$—

Total Assets — Other Financial Instruments	$39,853	$39,853	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	15

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	4,704,965	$4,704,965
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,873,807	16,283,380
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,256,211	23,705,215
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,678,160	10,203,213
GuideStone Global Bond Fund (GS4 Class)¥	547,438	5,704,309
GuideStone Value Equity Fund (GS2 Class)¥	6,219,165	55,723,717
GuideStone Growth Equity Fund (GS2 Class)¥	4,085,290	54,211,803
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,128,715	12,991,510
GuideStone International Equity Fund (GS2 Class)¥	6,099,881	62,096,793

Total Mutual Funds (Cost $229,805,264)		245,624,905

TOTAL INVESTMENTS — 99.9% (Cost $229,805,264)		245,624,905
Other Assets in Excess of Liabilities — 0.1%		194,360

NET ASSETS — 100.0%		$245,819,265

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.0
International Equity Fund	25.3
Bond Funds	22.7
Money Market Fund	1.9
Futures Contracts	1.8

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$245,624,905	$245,624,905	$—	$—

Total Assets — Investments in Securities	$245,624,905	$245,624,905	$—	$—

Other Financial Instruments***
Futures Contracts	$32,119	$32,119	$—	$—

Total Assets — Other Financial Instruments	$32,119	$32,119	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

16	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	3,134,443	$3,134,443
GuideStone Value Equity Fund (GS2 Class)¥	4,973,156	44,559,480
GuideStone Growth Equity Fund (GS2 Class)¥	3,274,000	43,445,982
GuideStone Small Cap Equity Fund (GS2 Class)¥	876,752	10,091,418
GuideStone International Equity Fund (GS2 Class)¥	6,050,877	61,597,926

Total Mutual Funds (Cost $157,417,287)		162,829,249

TOTAL INVESTMENTS — 99.9% (Cost $157,417,287)		162,829,249
Other Assets in Excess of Liabilities — 0.1%		133,656

NET ASSETS — 100.0%		$162,962,905

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	60.2
International Equity Fund	37.8
Futures Contracts	1.9
Money Market Fund	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$162,829,249	$162,829,249	$—	$—

Total Assets — Investments in Securities	$162,829,249	$162,829,249	$—	$—

Other Financial Instruments***
Futures Contracts	$17,654	$17,654	$—	$—

Total Assets — Other Financial Instruments	$17,654	$17,654	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	17

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.4%
Federal Home Loan Bank
0.17%, 05/08/13	$8,000,000	$7,998,602
Federal Home Loan Mortgage Corporation
0.35%, 03/29/13†	15,500,000	15,498,672
0.14%, 04/15/13†	36,800,000	36,789,916

Total Agency Obligations (Cost $60,287,190)		60,287,190

CERTIFICATES OF DEPOSIT — 26.8%
Bank of Montreal CHI
0.37%, 04/12/13†	6,000,000	6,000,000
Bank of Nova Scotia Houston
0.36%, 04/02/13†	11,500,000	11,500,000
0.28%, 04/18/13†	7,350,000	7,367,701
Bank of Tokyo Mitsubishi UFJ, Ltd.
0.26%, 04/08/13	16,000,000	15,999,969
0.25%, 05/30/13	16,000,000	16,000,000
Canadian Imperial Bank of Commerce NY
0.31%, 03/29/13†	10,000,000	10,000,000
0.34%, 03/29/13†	13,000,000	13,000,000
0.31%, 04/01/13†	10,000,000	10,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY
0.42%, 04/29/13†	20,500,000	20,500,000
0.39%, 06/18/13†	14,000,000	14,000,000
Deutsche Bank AG NY
0.30%, 05/28/13	7,000,000	7,000,000
Mitsubishi UFJ Trust & Banking Corporation
0.29%, 08/20/13	15,000,000	15,000,000
National Australia Bank, Ltd. NY
0.40%, 04/18/13	15,000,000	15,000,000
1.70%, 12/10/13 144A	3,985,000	4,021,892
Nordea Bank AB
1.75%, 10/04/13 144A	15,000,000	15,108,686
Nordea Bank Finland PLC NY
0.28%, 07/17/13	13,000,000	12,999,809
Norinchukin Bank NY
0.17%, 04/03/13	25,000,000	25,000,000
Rabobank Nederland NV NY
0.41%, 01/08/14	5,000,000	5,000,000
Royal Bank of Canada NY
0.44%, 04/16/13†	11,000,000	11,000,000
Sumitomo Mitsui Banking Corporation NY
0.23%, 05/07/13	5,000,000	5,000,000
0.23%, 05/13/13	15,000,000	15,000,000
2.15%, 07/22/13 144A	8,500,000	8,546,978
Sumitomo Mitsui Trust Bank, Ltd.
0.24%, 05/06/13	10,000,000	10,000,000
0.23%, 05/13/13	11,000,000	11,000,000
Svenska Handelsbanken NY
0.26%, 06/10/13	14,000,000	14,000,272
Toronto Dominion Bank NY
0.25%, 04/19/13†	14,000,000	14,000,000
0.30%, 04/19/13†	8,000,000	8,000,000
0.29%, 04/29/13†	20,000,000	20,000,000
0.30%, 07/23/13	7,000,000	7,000,000
Westpac Banking Corporation
0.29%, 04/08/13 144A	18,000,000	18,000,000

Total Certificates of Deposit (Cost $365,045,307)		365,045,307

COMMERCIAL PAPER — 45.2%
ASB Finance, Ltd.
0.25%, 07/30/13	15,000,000	14,987,500
Atlantis One Funding Corporation
0.22%, 06/27/13	10,000,000	9,994,683
Caisse Centrale Desjardins Du Quebec
0.19%, 04/15/13	25,000,000	24,998,153
Cancara Asset Securitization LLC
0.23%, 05/13/13	15,000,000	14,995,975
Commonwealth Bank of Australia
0.24%, 07/22/13	20,000,000	19,985,067
DNB Bank ASA
0.27%, 07/19/13	18,000,000	17,985,285
0.27%, 08/05/13	7,000,000	6,993,385
Erste Abwicklungsanstalt
0.25%, 08/20/13	10,000,000	9,990,208
0.25%, 08/23/13	15,000,000	14,985,000
0.25%, 09/10/13	18,000,000	17,979,750
0.25%, 09/27/13	13,000,000	12,983,840
Fairway Finance Co., LLC
0.24%, 04/05/13	16,000,000	16,000,000
General Electric Capital Corporation
0.24%, 08/12/13	15,000,000	14,986,700
0.24%, 09/04/13	27,000,000	26,971,920
Gotham Funding
0.17%, 04/02/13	17,000,000	16,999,920
HSBC Bank PLC
0.66%, 04/25/13	15,000,000	14,993,440
1.63%, 08/12/13	12,500,000	12,560,770
Kells Funding LLC
0.32%, 05/21/13	10,000,000	9,995,555
0.26%, 08/19/13	24,000,000	23,975,733
0.29%, 10/04/13	14,000,000	13,979,023
Lloyds TSB Bank PLC
0.24%, 04/23/13	18,000,000	17,997,360
Manhattan Asset Funding Co.
0.20%, 04/02/13	15,000,000	14,999,917
0.20%, 04/12/13	20,000,000	19,998,778
Metlife Short Term Funding
0.18%, 04/23/13	15,000,000	14,998,350
National Australia Funding Delaware, Inc.
0.29%, 10/07/13	8,645,000	8,631,838
Natixis Finance Company LLC
0.18%, 04/01/13	23,312,000	23,312,000
Nordea North America, Inc.
0.30%, 05/16/13	12,000,000	11,995,500
Northern Pines Funding LLC
0.21%, 04/02/13	23,000,000	22,999,866
NRW.Bank
0.18%, 04/02/13	40,000,000	39,999,805
Old Line Funding LLC
0.25%, 09/16/13	14,000,000	13,983,667
Svenska Handelsbanken, Inc.
0.29%, 04/04/13	8,000,000	7,999,807

18	See Notes to Schedules of Investments.

	Par	Value
0.28%, 07/26/13	$28,000,000	$27,974,738
Sydney Capital Corporation
0.25%, 05/14/13	12,000,000	11,996,417
0.24%, 06/14/13	14,000,000	13,993,093
0.25%, 06/17/13	24,000,000	23,987,167
Victory Receivables Corporation
0.17%, 04/02/13	25,000,000	24,999,882

Total Commercial Paper (Cost $616,210,092)		616,210,092

MUNICIPAL BONDS — 14.3%
California Housing Finance Agency, Revenue Bond, Series D
0.12%, 04/04/13†	4,900,000	4,900,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac)
0.12%, 04/04/13†	9,500,000	9,500,000
California Pollution Control Financing Authority, Pollution Control Revenue Bonds, Series E (LOC-JP Morgan Chase Bank NA)
0.10%, 03/29/13†	5,800,000	5,800,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ
0.12%, 04/04/13†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.12%, 04/04/13†	17,100,000	17,100,000
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Hospital, Revenue Bond, Series K2 (LOC-JPMorgan Chase Bank NA)
0.11%, 04/04/13†	11,930,000	11,930,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A
0.11%, 04/04/13†	7,700,000	7,700,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C
0.10%, 04/04/13†	5,799,000	5,799,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.12%, 04/04/13†	27,575,000	27,575,000
New York City Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A
0.12%, 04/04/13†	3,100,000	3,100,000
New York City Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A
0.12%, 04/04/13†	6,000,000	6,000,000
New York City Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A
0.12%, 04/04/13†	3,000,000	3,000,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank NA)
0.11%, 04/04/13†	7,600,000	7,600,000
New York City Municipal Water Finance Authority, Revenue Bond, Series B-1B
0.10%, 04/04/13†	5,000,000	5,000,000
New York Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A
0.11%, 04/04/13†	10,000,000	10,000,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A
0.12%, 04/04/13†	4,000,000	4,000,000
New York Housing Finance Agency, The Victory Housing, Revenue Bond, Series 2001-A
0.12%, 04/04/13†	2,700,000	2,700,000
New York State Dormitory Authority, City University, Revenue Bond, Series B (LOC-TD Bank NA)
0.11%, 04/04/13†	10,000,000	10,000,000
New York State Housing Finance Agency, 10 Liberty Housing, Revenue Bond, Series A
0.10%, 04/04/13†	18,000,000	18,000,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank NA)
0.11%, 04/04/13†	4,700,000	4,700,000
Sacramento Housing Authority, Multifamily Housing, The Lofts at Natomas Apartments, Revenue Bond, Series F
0.13%, 04/04/13†	10,190,000	10,190,000

See Notes to Schedules of Investments.	19

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
State of Texas, Veterans’ Housing Assistance Program, General Obligation, Series A-2
0.15%, 04/04/13†	$7,700,000	$7,700,000
Wisconsin Housing & Economic Development Authority, Revenue Bond, Series B (LOC-Fannie Mae, Freddie Mac)
0.12%, 04/04/13†	6,100,000	6,100,000

Total Municipal Bonds (Cost $194,814,000)		194,814,000

U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Bills
0.15%, 04/18/13	7,000,000	6,999,504
0.15%, 04/25/13Δ	20,000,000	19,998,001
0.15%, 04/25/13Δ	17,000,000	16,998,272
0.15%, 05/09/13	29,000,000	28,995,408
0.08%, 06/13/13	20,000,000	19,996,715

		92,987,900

U.S. Treasury Notes
0.50%, 05/31/13Δ	15,000,000	15,006,870
0.38%, 06/30/13	17,000,000	17,005,709

		32,012,579

Total U.S. Treasury Obligations (Cost $125,000,479)		125,000,479

	Shares
MONEY MARKET FUND — 0.9%
Northern Institutional Liquid Assets Portfolio§ (Cost $11,708,580)	11,708,580	11,708,580

TOTAL INVESTMENTS — 100.8% (Cost $1,373,065,648)		1,373,065,648
Liabilities in Excess of Other Assets — (0.8)%		(11,545,183)

NET ASSETS — 100.0%		$1,361,520,465

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	45.2
Certificates of Deposit	26.8
Municipal Bonds	14.3
U.S. Treasury Obligation	9.2
Agency Obligations	4.4
Money Market Fund	0.9

100.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$60,287,190	$—	$60,287,190	$—
Certificates of Deposit	365,045,307	—	365,045,307	—
Commercial Paper	616,210,092	—	616,210,092	—
Money Market Fund	11,708,580	11,708,580	—	—
Municipal Bonds	194,814,000	—	194,814,000	—
U.S. Treasury Obligations	125,000,479	—	125,000,479	—

Total Assets — Investments in Securities	$1,373,065,648	$11,708,580	$1,361,357,068	$—

20	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Mortgage Corporation
0.00%, 02/11/14Ω†	$3,600,000	$3,596,526
0.60%, 03/28/16	2,300,000	2,302,234
Small Business Administration
6.95%, 11/01/16	163,753	173,131

Total Agency Obligations (Cost $6,059,710)		6,071,891

ASSET-BACKED SECURITIES — 8.8%
Aircraft Certificate Owner Trust
6.46%, 09/20/22 144A	199,331	202,321
Ally Master Owner Trust
0.65%, 02/15/18†	1,100,000	1,101,277
AmeriCredit Automobile Receivables Trust
1.39%, 09/08/15	294,004	295,074
1.23%, 09/08/16	1,665,000	1,677,503
4.04%, 07/10/17	1,226,000	1,299,962
1.31%, 11/08/17	370,000	372,115
Asset-Backed Securities Corporation Home Equity Loan Trust
0.48%, 09/25/34†	100,868	97,081
Bear Stearns Asset-Backed Securities Trust
1.20%, 10/25/37†	855,019	722,969
0.39%, 01/25/47†	493,989	486,591
BNC Mortgage Loan Trust
0.32%, 11/25/36†	258,410	253,617
0.26%, 03/25/37†	359,342	350,578
Capital Auto Receivables Asset Trust
1.29%, 04/20/18	260,000	259,802
1.74%, 10/22/18	270,000	270,502
CenterPoint Energy Transition Bond Co., LLC
0.90%, 04/15/18	1,435,168	1,444,192
Chester Asset Receivables Dealings PLC
1.00%, 07/15/15(U)†	1,150,000	1,749,467
0.70%, 04/15/16(U)†	730,000	1,109,495
Citibank Omni Master Trust
2.95%, 08/15/18 144A†	2,758,000	2,854,960
Conseco Financial Corporation
6.04%, 11/01/29	11,151	11,729
Credit Acceptance Auto Loan Trust
2.61%, 03/15/19 144A	1,120,000	1,135,852
Crusade ABS Trust
4.05%, 07/12/23(A)†	1,600,000	1,663,035
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	651,652	545,281
Discover Card Master Trust
0.81%, 08/15/17	1,100,000	1,105,195
DT Auto Owner Trust
0.91%, 11/16/15 144A	878,545	879,304
1.85%, 04/17/17 144A	1,620,000	1,633,324
Enterprise Fleet Financing LLC
1.14%, 11/20/17 144A	2,166,984	2,178,257
FHLMC Structured Pass-Through Securities
0.46%, 08/25/31†	715,464	697,216
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	700,000	706,737
Ford Credit Auto Owner Trust
2.98%, 08/15/14	483,718	486,480
Ford Credit Floorplan Master Owner Trust
2.37%, 09/15/15	445,000	447,507
2.86%, 09/15/15	450,000	453,347
1.39%, 09/15/16	790,000	794,170
2.14%, 09/15/19	265,000	265,270
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	1,500,000	1,511,367
Globaldrive Auto Receivables 2011-A BV
0.87%, 04/20/19 144A(E)†	447,964	577,979
Gracechurch Card Funding PLC
0.90%, 02/15/17 144A†	1,050,000	1,058,937
0.92%, 02/15/17 144A(E)†	800,000	1,037,135
Great America Leasing Receivables
1.83%, 06/17/19 144A	200,000	200,483
HLSS Servicer Advance Receivables Backed Notes
1.50%, 01/16/46 144A	700,000	704,760
Huntington Auto Trust
0.38%, 09/15/15	2,395,000	2,394,990
Hyundai Auto Receivables Trust
1.39%, 03/15/18	450,000	456,806
Hyundai Capital Auto Funding VIII, Ltd.
1.20%, 09/20/16 144A†	1,111,440	1,113,774
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	113,703	113,703
LA Arena Funding LLC
7.66%, 12/15/26 144A	384,304	438,476
Mercedes-Benz Master Owner Trust
0.79%, 11/15/17 144A	1,230,000	1,228,424
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	1,345,000	1,350,672
Motor 2012 PLC
1.29%, 02/25/20 144A	252,000	253,755
Nissan Master Owner Trust Receivables
0.50%, 02/15/18†	2,525,000	2,525,437
Penarth Master Issuer PLC
0.77%, 03/18/14 144A†	600,000	601,562
0.85%, 05/18/15 144A†	610,000	610,351
Red & Black Auto France
0.97%, 12/28/21(E)†	852,085	1,097,336
Santander Consumer Acquired Receivables Trust
1.40%, 10/15/14 144A	227,317	227,465
1.66%, 08/15/16 144A	569,068	572,313
2.01%, 08/15/16 144A	453,905	455,752
Santander Drive Auto Receivables Trust
1.37%, 03/16/15	326,847	327,497
2.06%, 06/15/17 144A	152,961	153,643
2.86%, 06/15/17 144A	157,756	158,795

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
1.94%, 03/15/18	$270,000	$272,917
2.70%, 08/15/18	300,000	309,889
1.78%, 11/15/18 144A	770,000	775,487
1.76%, 01/15/19	580,000	584,080
SLC Private Student Loan Trust
0.42%, 01/15/19†	310,301	309,970
SLM Private Credit Student Loan Trust
0.48%, 06/15/21†	905,198	890,951
0.68%, 03/15/22†	621,180	612,696
SLM Private Education Loan Trust
1.85%, 12/15/17 144A†	268,082	268,966
1.30%, 12/15/21 144A†	359,338	362,222
1.30%, 08/15/23 144A†	1,363,507	1,376,721
0.95%, 10/16/23 144A†	471,582	472,226
3.50%, 08/17/43 144A†@	4,024,145	3,860,938
3.45%, 05/16/44 144A†	2,879,365	3,051,266
SLM Student Loan Trust
0.30%, 07/25/17†	551,424	550,684
1.60%, 01/25/18†	3,975,000	4,042,297
0.41%, 10/25/24†	750,000	746,386
1.25%, 05/17/27 144A†	765,000	764,996
1.77%, 05/17/27 144A	505,000	501,261
Soundview Home Equity Loan Trust
1.05%, 08/25/31†	162,169	161,048
Structured Asset Securities Corporation Mortgage Loan Trust
1.70%, 04/25/35†	789,647	728,226
Turbo Finance 2 PLC
5.50%, 02/20/19(U)	848,000	1,385,998
Volkswagen Auto Loan Enhanced Trust
0.46%, 01/20/17	3,375,000	3,372,519
Wells Fargo Home Equity Trust
0.29%, 04/25/37†	178,502	175,715
World Omni Master Owner Trust
0.60%, 02/15/18 144A†	750,000	750,003

Total Asset-Backed Securities (Cost $73,160,597)		73,049,084

CORPORATE BONDS — 21.8%
AbbVie, Inc.
1.20%, 11/06/15 144A	1,150,000	1,159,673
1.75%, 11/06/17 144A	1,130,000	1,145,001
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	67,509	68,320
Allstate Corporation
6.20%, 05/16/14	300,000	318,395
American Express Credit Corporation
1.13%, 06/24/14†	920,000	927,190
1.75%, 06/12/15	240,000	245,359
American International Group, Inc.
0.38%, 07/19/13(E)†	400,000	512,256
3.75%, 11/30/13 144A	400,000	408,229
3.00%, 03/20/15	1,050,000	1,089,881
2.38%, 08/24/15	320,000	328,447
4.88%, 09/15/16	100,000	111,370
8.25%, 08/15/18 144A	1,350,000	1,752,901
AmeriGas Partners LP
6.25%, 08/20/19Δ	500,000	535,000
Ashland, Inc.
3.00%, 03/15/16 144A	770,000	785,400
Astoria Financial Corporation
5.00%, 06/19/17	770,000	825,334
AT&T, Inc.
0.88%, 02/13/15	1,040,000	1,042,570
0.68%, 02/12/16†	940,000	944,549
Autodesk, Inc.
1.95%, 12/15/17	350,000	347,037
Aviation Capital Group Corporation
4.63%, 01/31/18 144A	850,000	877,625
Bank of America Corporation
3.75%, 07/12/16	920,000	979,238
3.88%, 03/22/17	1,860,000	2,002,762
6.00%, 09/01/17	885,000	1,028,451
2.00%, 01/11/18	1,383,000	1,377,981
1.35%, 03/22/18†	1,200,000	1,200,280
5.65%, 05/01/18	420,000	486,404
Bank of New York Mellon Corporation
4.30%, 05/15/14	790,000	824,372
BB&T Corporation
1.00%, 04/28/14†	310,000	311,904
1.60%, 08/15/17	340,000	343,665
Capital One Financial Corporation
2.13%, 07/15/14	600,000	609,578
1.00%, 11/06/15	920,000	917,163
Caterpillar Financial Services Corporation
0.70%, 11/06/15	1,160,000	1,161,755
CC Holdings GS V LLC
2.38%, 12/15/17 144AΔ	300,000	302,274
Citigroup, Inc.
2.29%, 08/13/13†	700,000	704,669
6.00%, 12/13/13	300,000	310,877
2.25%, 08/07/15Δ	730,000	747,645
1.25%, 01/15/16Δ	500,000	499,738
1.08%, 04/01/16†	5,360,000	5,367,070
4.45%, 01/10/17	1,250,000	1,377,375
CMS Energy Corporation
4.25%, 09/30/15	255,000	275,011
Computer Sciences Corporation
2.50%, 09/15/15	210,000	215,795
ConAgra Foods, Inc.
1.35%, 09/10/15	160,000	161,263
1.30%, 01/25/16	240,000	242,063
Continental Airlines 2010-1 Class B Pass Through Trust
6.00%, 07/12/20	599,670	617,660
Daimler Finance NA LLC
0.89%, 03/28/14 144A†	2,600,000	2,607,197
1.95%, 03/28/14 144A	1,120,000	1,132,061
1.30%, 07/31/15 144A	500,000	503,655
1.25%, 01/11/16 144A	530,000	532,177
1.88%, 01/11/18 144A	1,500,000	1,513,346
Danaher Corporation
1.30%, 06/23/14	300,000	303,211
Dell, Inc.
5.63%, 04/15/14	1,150,000	1,200,991
Digital Realty Trust LP
4.50%, 07/15/15	425,000	451,816

22	See Notes to Schedules of Investments.

	Par	Value
DIRECTV Holdings LLC
4.75%, 10/01/14	$360,000	$380,966
3.13%, 02/15/16	320,000	336,110
Discover Bank
2.00%, 02/21/18	1,380,000	1,385,753
Dollar General Corporation
4.13%, 07/15/17	650,000	701,188
Duke Energy Corporation
1.63%, 08/15/17Δ	1,500,000	1,514,877
Duke Realty LP
5.40%, 08/15/14	440,000	464,172
Eaton Corporation
0.95%, 11/02/15 144A	450,000	452,399
Enterprise Products Operating LLC
1.25%, 08/13/15	230,000	231,817
EOG Resources, Inc.
1.05%, 02/03/14†	2,900,000	2,919,482
Equifax, Inc.
4.45%, 12/01/14Δ	140,000	147,457
ERAC USA Finance LLC
2.75%, 07/01/13 144AΔ	370,000	371,987
2.25%, 01/10/14 144A	330,000	333,940
1.40%, 04/15/16 144A	180,000	181,182
Exelon Generation Co., LLC
5.35%, 01/15/14	808,000	837,778
6.20%, 10/01/17	655,000	768,682
Express Scripts Holding, Co.
2.10%, 02/12/15	280,000	286,172
FDIC Structured Sale Guaranteed Notes
0.21%, 10/25/13 144AΩ†	2,300,000	2,297,327
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	484,832	490,381
Ford Motor Credit Co., LLC
7.00%, 10/01/13Δ	4,900,000	5,054,850
3.88%, 01/15/15Δ	505,000	525,208
8.00%, 12/15/16	1,820,000	2,186,526
3.00%, 06/12/17	560,000	574,890
6.63%, 08/15/17	830,000	968,896
2.38%, 01/16/18Δ	4,785,000	4,762,362
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15Δ	200,000	201,541
2.15%, 03/01/17	210,000	212,683
General Electric Capital Corporation
5.90%, 05/13/14	460,000	487,534
3.75%, 11/14/14	660,000	693,327
2.15%, 01/09/15	960,000	984,890
1.00%, 12/11/15Δ	2,000,000	2,013,762
General Mills, Inc.
0.60%, 01/29/16†	190,000	190,295
0.88%, 01/29/16Δ	200,000	200,814
General Motors Financial Co., Inc.
4.75%, 08/15/17 144A	800,000	835,164
Genzyme Corporation
3.63%, 06/15/15	395,000	421,333
George Washington University
1.83%, 09/15/17	3,100,000	3,171,362
Gilead Sciences, Inc.
2.40%, 12/01/14	280,000	287,841
Goldman Sachs Group, Inc.
1.30%, 02/07/14†	910,000	914,631
1.60%, 11/23/15	640,000	646,277
0.57%, 05/23/16(E)†Δ	2,900,000	3,637,234
6.25%, 09/01/17	2,730,000	3,209,907
5.95%, 01/18/18	3,350,000	3,909,919
Harley-Davidson Financial Services, Inc.
1.15%, 09/15/15 144A	340,000	341,387
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	320,000	338,356
HCA, Inc.
7.88%, 02/15/20	687,000	760,852
7.25%, 09/15/20	360,000	399,150
HCP, Inc.
2.70%, 02/01/14	210,000	213,335
Health Care REIT, Inc.
6.00%, 11/15/13	540,000	557,186
Hewlett-Packard Co.
0.57%, 05/24/13†	3,600,000	3,599,924
2.63%, 12/09/14	590,000	605,151
2.35%, 03/15/15Δ	800,000	816,571
2.20%, 12/01/15Δ	625,000	637,665
HSBC USA, Inc.
2.38%, 02/13/15	400,000	411,756
1.63%, 01/16/18Δ	2,000,000	2,000,432
Hyundai Capital America
1.63%, 10/02/15 144A	500,000	503,722
3.75%, 04/06/16 144A	190,000	201,630
ING US, Inc.
2.90%, 02/15/18 144A	610,000	619,421
Ingredion, Inc.
3.20%, 11/01/15	200,000	209,960
Intel Corporation
1.35%, 12/15/17	160,000	160,727
International Lease Finance Corporation
4.88%, 04/01/15Δ	550,000	578,875
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	473,000	473,407
Jabil Circuit, Inc.
7.75%, 07/15/16Δ	295,000	341,094
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	571,729
JPMorgan Chase & Co.
3.70%, 01/20/15	1,000,000	1,050,329
0.91%, 02/26/16†	1,100,000	1,101,427
2.00%, 08/15/17Δ	1,260,000	1,284,377
6.00%, 01/15/18Δ	1,000,000	1,189,614
1.20%, 01/25/18†	3,055,000	3,078,682
Kellogg Co.
1.13%, 05/15/15	760,000	767,559
Kentucky Power Co.
6.00%, 09/15/17 144A	1,000,000	1,177,420
KeyCorp
3.75%, 08/13/15	360,000	383,817
Kraft Foods Group, Inc.
1.63%, 06/04/15	350,000	355,582
Kroger Co.
2.20%, 01/15/17Δ	500,000	516,931
Lehman Escrow Bonds
0.00%, 12/28/17+Ω†#	2,600,000	—

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.00%, 12/31/99Ω†#	$600,000	$162,000
Lexmark International, Inc.
5.13%, 03/15/20Δ	900,000	923,261
Life Technologies Corporation
3.50%, 01/15/16	800,000	835,520
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,296,355
Marathon Oil Corporation
0.90%, 11/01/15	490,000	489,116
Masco Corporation
4.80%, 06/15/15Δ	365,000	384,553
MBNA Credit Card Master Note Trust
6.10%, 10/19/15(U)†	540,000	826,364
5.45%, 02/17/16(U)†	675,000	1,042,169
Merrill Lynch & Co., Inc.
5.00%, 01/15/15Δ	2,700,000	2,873,462
Metropolitan Life Global Funding I
1.06%, 01/10/14 144A†	1,000,000	1,005,440
Microsoft Corporation
2.95%, 06/01/14	900,000	927,931
Morgan Stanley
1.54%, 02/25/16†	930,000	934,624
4.75%, 03/22/17Δ	1,015,000	1,120,589
Murray Street Investment Trust I
4.65%, 03/09/17 STEP	250,000	273,622
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	663,574
National Rural Utilities Cooperative Finance Corporation
1.00%, 02/02/15	390,000	393,898
NBCUniversal Enterprise, Inc.
0.97%, 04/15/18 144A†	490,000	489,041
NBCUniversal Media LLC
3.65%, 04/30/15	550,000	582,882
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,206,491
New York Life Global Funding
0.57%, 04/04/14 144A†	1,600,000	1,605,384
1.65%, 05/15/17 144A	2,500,000	2,539,992
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	750,000	759,187
1.20%, 06/01/15	170,000	171,377
Nissan Motor Acceptance Corporation
1.00%, 03/15/16 144A	910,000	909,803
1.95%, 09/12/17 144A	520,000	528,220
Northwest Airlines 2002-1 Class G-2 Pass Through Trust
6.26%, 05/20/23Δ	266,032	281,994
Novus USA Trust
1.59%, 02/28/14 144A†	2,000,000	2,000,000
Overseas Private Investment Corporation
0.00%, 04/15/16Ω†	1,550,720	2,086,194
PACCAR Financial Corporation
1.55%, 09/29/14	470,000	478,079
1.05%, 06/05/15	220,000	222,462
Parker Hannifin Corporation
4.13%, 11/11/15(E)	700,000	970,464
Penske Truck Leasing Co. LP
2.50%, 07/11/14 144A	230,000	233,700
3.13%, 05/11/15 144A	600,000	621,129
2.50%, 03/15/16 144A	300,000	307,495
3.38%, 03/15/18 144A	1,115,000	1,171,220
2.88%, 07/17/18 144A	1,350,000	1,378,270
Phillips 66
1.95%, 03/05/15	210,000	214,714
2.95%, 05/01/17Δ	210,000	222,771
Pioneer Natural Resources Co.
5.88%, 07/15/16	2,410,000	2,727,520
Principal Life Global Funding II
1.00%, 12/11/15 144A	530,000	531,812
Procter & Gamble Co.
3.50%, 02/15/15	200,000	210,860
Prudential Covered Trust
3.00%, 09/30/15 144A	760,000	792,873
Samsung Electronics America, Inc.
1.75%, 04/10/17 144AΔ	1,150,000	1,167,575
SBA Tower Trust
4.25%, 04/15/40 144A	510,000	540,468
SESI LLC
6.88%, 06/01/14	684,000	685,060
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	147,741
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	563,628	594,876
Stryker Corporation
3.00%, 01/15/15Δ	450,000	470,185
TD Ameritrade Holding Corporation
4.15%, 12/01/14	660,000	696,536
Tesoro Corporation
4.25%, 10/01/17Δ	550,000	577,500
Texas Eastern Transmission LP
6.00%, 09/15/17 144A	510,000	601,681
Texas Instruments, Inc.
0.45%, 08/03/15Δ	970,000	967,955
Tiers Trust
2.04%, 05/12/14 144A†	1,385,000	1,386,731
Time Warner, Inc.
3.15%, 07/15/15	290,000	305,583
Toyota Motor Credit Corporation
1.00%, 02/17/15Δ	1,460,000	1,473,012
0.88%, 07/17/15	560,000	563,865
Union Bank NA
1.23%, 06/06/14†	3,000,000	3,023,235
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18	614,148	706,270
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	683,073	792,364
United Technologies Corporation
1.20%, 06/01/15	220,000	223,206
UnitedHealth Group, Inc.
1.40%, 10/15/17Δ	210,000	211,755
Ventas Realty LP
2.00%, 02/15/18	2,100,000	2,114,301

24	See Notes to Schedules of Investments.

	Par	Value
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	$700,000	$761,515
Vornado Realty LP
4.25%, 04/01/15Δ	700,000	740,227
Wachovia Bank NA
4.80%, 11/01/14	360,000	382,818
Walgreen Co.
1.00%, 03/13/15	460,000	461,141
WellPoint, Inc.
1.25%, 09/10/15	440,000	443,904
2.38%, 02/15/17	1,060,000	1,099,165
Wells Fargo & Co.
1.50%, 07/01/15	440,000	447,517
Wells Fargo Bank NA
4.75%, 02/09/15	1,000,000	1,068,918
WPX Energy, Inc.
5.25%, 01/15/17	780,000	820,950
XTO Energy, Inc.
6.25%, 04/15/13	600,000	601,132

Total Corporate Bonds (Cost $177,672,863)		180,648,566

FOREIGN BONDS — 15.8%
Australia — 2.0%
Asciano Finance, Ltd.
3.13%, 09/23/15 144A	620,000	639,151
Australia & New Zealand Banking Group, Ltd.
0.90%, 02/12/16	1,200,000	1,204,094
Australia Government Bond
5.50%, 12/15/13(A)	3,200,000	3,393,270
Commonwealth Bank of Australia
2.13%, 03/17/14 144A	850,000	862,495
2.90%, 09/17/14 144A	1,800,000	1,866,460
Macquarie Bank, Ltd.
3.45%, 07/27/15 144AΔ	750,000	781,926
National Australia Bank, Ltd.
2.00%, 03/09/15Δ	1,040,000	1,066,503
0.90%, 01/20/16Δ	2,500,000	2,507,059
Perpetual Trustee- Apollo
3.98%, 10/03/40(A)	1,187,924	1,243,147
Rio Tinto Finance USA PLC
1.13%, 03/20/15	500,000	503,247
Westfield Capital
5.13%, 11/15/14 144A	730,000	778,151
Westpac Banking Corporation
0.95%, 01/12/16	1,200,000	1,205,290
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	517,350

		16,568,143

Bermuda — 0.1%
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	703,164

Brazil — 0.4%
Banco Bradesco SA
2.39%, 05/16/14 144A†	520,000	526,551
Banco do Brasil SA
4.50%, 01/22/15 144AΔ	680,000	710,600
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144AΔ	710,000	731,300
Caixa Economica Federal
2.38%, 11/06/17 144A	680,000	662,320
Companhia de Eletricidade do Estado da Bahia
11.75%, 04/27/16 144A(B)	850,000	442,299

		3,073,070

Canada — 1.9%
Bank of Montreal
2.50%, 01/11/17Δ	1,000,000	1,045,909
Bank of Nova Scotia
1.85%, 01/12/15Δ	970,000	991,832
Bombardier, Inc.
4.25%, 01/15/16 144AΔ	405,000	422,213
Canadian Imperial Bank of Commerce
1.55%, 01/23/18	890,000	897,006
Manulife Financial Corporation
3.40%, 09/17/15Δ	5,000	5,263
Methanex Corporation
3.25%, 12/15/19	1,037,000	1,047,569
National Bank of Canada
1.50%, 06/26/15	550,000	558,603
Nexen, Inc.
5.20%, 03/10/15	790,000	845,957
NOVA Chemicals Corporation
8.38%, 11/01/16	1,250,000	1,350,000
Province of Ontario
2.30%, 05/10/16Δ	3,000,000	3,147,864
Rogers Communications, Inc.
6.38%, 03/01/14	320,000	336,501
Total Capital Canada, Ltd.
0.68%, 01/15/16†	300,000	301,537
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	360,000	380,881
Xstrata Finance Canada, Ltd.
2.45%, 10/25/17 144A	4,170,000	4,231,316

		15,562,451

Cayman Islands — 0.3%
Baidu, Inc.
2.25%, 11/28/17	440,000	446,449
Hutchison Whampoa International, Ltd.
2.00%, 11/08/17 144AΔ	370,000	373,928
International Petroleum Investment Co.
3.13%, 11/15/15 144A	330,000	346,005
Petrobras International Finance Co.
2.88%, 02/06/15	300,000	306,979
3.88%, 01/27/16	590,000	620,377
Trafford Centre Finance, Ltd.
0.71%, 07/28/15(U)†	87,521	130,232

		2,223,970

Chile — 0.7%
Banco de Credito e Inversiones
3.00%, 09/13/17 144A	600,000	610,119
Banco del Estado de Chile
2.00%, 11/09/17 144A	1,100,000	1,103,945
Banco Santander Chile
1.90%, 01/19/16 144A†	2,500,000	2,487,627

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15Δ	$1,260,000	$1,353,624
Corpbanca SA
3.13%, 01/15/18Δ	650,000	643,915

		6,199,230

Colombia — 0.0%
Bancolombia SA
4.25%, 01/12/16Δ	210,000	222,348

Denmark — 0.1%
Danske Bank A/S
1.36%, 04/14/14 144A†	950,000	955,421

France — 1.3%
Banque PSA Finance SA
2.21%, 04/04/14 144A†@	800,000	793,252
BPCE SA
2.05%, 02/07/14 144A†@Δ	2,300,000	2,325,291
Cie de Financement Foncier SA
2.13%, 04/22/13 144A@	3,000,000	3,002,439
GDF Suez
1.63%, 10/10/17 144A	260,000	261,628
RCI Banque SA
1.09%, 04/07/15(E)†	900,000	1,109,276
Total Capital SA
3.00%, 06/24/15Δ	2,800,000	2,945,177
Veolia Environnement SA
5.25%, 06/03/13	520,000	523,237

		10,960,300

Germany — 2.3%
Bundesschatzanweisungen
0.75%, 09/13/13(E)Δ	12,400,000	15,948,159
State of North Rhine-Westphalia
1.63%, 09/17/14Δ	3,100,000	3,153,116

		19,101,275

India — 0.0%
ICICI Bank, Ltd.
5.50%, 03/25/15 144A	395,000	419,765

Ireland — 0.4%
DanFin Funding, Ltd.
1.00%, 07/16/13 144A†	2,800,000	2,804,259
Sibur Securities, Ltd.
3.91%, 01/31/18 144A	540,000	533,250

		3,337,509

Italy — 0.5%
Intesa Sanpaolo SpA
2.69%, 02/24/14 144A†@	2,900,000	2,917,423
3.88%, 01/16/18Δ	250,000	241,998
Telecom Italia Capital SA
5.25%, 11/15/13	810,000	827,009

		3,986,430

Japan — 0.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.74%, 02/26/16 144A†	1,000,000	1,001,050
Nomura Holdings, Inc.
1.73%, 09/13/16†	1,060,000	1,064,071
Sumitomo Mitsui Banking Corporation
0.90%, 01/18/16	390,000	389,046
Takeda Pharmaceutical Co., Ltd.
1.03%, 03/17/15 144A	1,100,000	1,110,041
1.63%, 03/17/17 144AΔ	2,500,000	2,535,922

		6,100,130

Luxembourg — 0.4%
ArcelorMittal
4.25%, 08/05/15Δ	600,000	623,957
Covidien International Finance SA
1.35%, 05/29/15	270,000	274,033
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19Δ	700,000	906,500
6.00%, 01/23/21 144A	1,300,000	1,462,500

		3,266,990

Mexico — 0.4%
America Movil SAB de CV
3.63%, 03/30/15	200,000	210,662
Mexican Bonos
6.00%, 06/18/15(M)	21,582,000	1,815,370
Petroleos Mexicanos
5.50%, 01/21/21	1,400,000	1,613,500

		3,639,532

Netherlands — 0.7%
ABN AMRO Bank NV
1.38%, 01/22/16 144A	470,000	470,573
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	881,000	918,183
ING Bank NV
3.75%, 03/07/17 144A	900,000	959,945
LyondellBasell Industries NV
5.00%, 04/15/19	670,000	757,100
Volkswagen International Finance NV
1.03%, 03/21/14 144A†@	100,000	100,530
0.89%, 04/01/14 144A†	1,200,000	1,203,169
1.63%, 03/22/15 144A	1,100,000	1,114,366

		5,523,866

New Zealand — 0.1%
ANZ New Zealand International, Ltd.
1.13%, 03/24/16 144AΔ	580,000	580,948

Norway — 0.2%
Nordea Eiendomskreditt AS
2.13%, 09/22/17 144A	1,250,000	1,298,599
Sparebank 1 Boligkreditt AS
2.63%, 05/26/17 144A	500,000	527,634

		1,826,233

Panama — 0.1%
Carnival Corporation
1.20%, 02/05/16	310,000	310,612
Panama Government International Bond
7.25%, 03/15/15Δ	265,000	296,138

		606,750

26	See Notes to Schedules of Investments.

	Par	Value
Peru — 0.2%
Banco de Credito del Peru
4.75%, 03/16/16 144A	$840,000	$907,200
BBVA Banco Continental SA
2.25%, 07/29/16 144A	500,000	493,350

		1,400,550

Qatar — 0.1%
Qatar Government International Bond
3.13%, 01/20/17 144AΔ	580,000	616,250

Singapore — 0.1%
Oversea-Chinese Banking Corporation, Ltd.
1.63%, 03/13/15 144A	500,000	508,648

South Korea — 0.8%
Export-Import Bank of Korea
1.25%, 07/26/13 144A†@	700,000	700,063
1.43%, 09/21/13@	2,400,000	2,400,601
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	3,136,489

		6,237,153

Spain — 0.1%
Telefonica Emisiones SA Unipersonal
2.58%, 04/26/13	710,000	711,143

Sweden — 0.8%
Nordea Bank AB
1.21%, 01/14/14 144A†	2,900,000	2,919,111
Stadshypotek AB
1.45%, 09/30/13 144AΔ	2,900,000	2,916,451
Svenska Handelsbanken AB
0.73%, 03/21/16†	1,220,000	1,220,171

		7,055,733

Switzerland — 0.1%
Credit Suisse NY
1.27%, 01/14/14†	700,000	704,611

United Kingdom — 0.8%
Anglo American Capital PLC
2.15%, 09/27/13 144A	360,000	362,024
Barclays Bank PLC
1.35%, 01/13/14†	580,000	583,214
5.20%, 07/10/14	130,000	137,088
BP Capital Markets PLC
0.70%, 11/06/15	840,000	839,117
British Telecommunications PLC
2.00%, 06/22/15	300,000	307,093
GlaxoSmithKline Capital PLC
0.75%, 05/08/15Δ	670,000	673,336
Lloyds TSB Bank PLC
2.65%, 01/24/14†	340,000	345,570
6.96%, 05/29/20(U)†	710,000	1,117,051
United Kingdom Gilt Inflation Linked Bond
0.13%, 03/22/24(U)	100,000	178,355
Vodafone Group PLC
1.50%, 02/19/18Δ	2,500,000	2,496,475

		7,039,323

Virgin Islands (British) — 0.2%
TSMC Global Ltd.
1.63%, 04/03/18+ 144A	1,770,000	1,767,708

Total Foreign Bonds (Cost $129,395,161)		130,898,644

LOAN AGREEMENTS — 0.4%
Dole Food Co., Inc., Tranche B2
5.00% - 6.00%, 07/08/18Ω†	1,084,175	1,085,378
Dole Food Co., Inc., Tranche C2
5.00% - 6.00%, 07/08/18Ω†	1,893,098	1,895,199
H.J. Heinz Co.
0.04%, 03/27/20Ω†	210,000	211,779

Total Loan Agreements (Cost $3,193,548)		3,192,356

MORTGAGE-BACKED SECURITIES — 22.5%
Adjustable Rate Mortgage Trust
3.18%, 03/25/37†	2,352,844	1,749,930
Alternative Loan Trust
6.00%, 10/25/32	33,804	35,474
American Home Mortgage Investment Trust
2.29%, 10/25/34†	543,901	535,538
American Home Mortgage Assets Trust
1.10%, 11/25/46†	1,016,498	569,495
Arkle Master Issuer PLC
1.54%, 05/17/60†	250,000	250,913
Arkle Master Issuer PLC
1.54%, 05/17/60 144A†	1,240,000	1,244,625
Arran Residential Mortgages Funding PLC
1.49%, 11/19/47 144A†	56,883	56,961
1.74%, 11/19/47 144A†	1,800,000	1,833,211
Banc of America Commercial Mortgage Trust
5.45%, 01/15/49	1,220,950	1,248,730
5.59%, 06/10/49†	102,881	102,764
Banc of America Funding Trust
5.62%, 01/20/47†	654,506	510,849
Banc of America Mortgage Trust
6.50%, 10/25/31	99,023	104,607
Bear Stearns Adjustable Rate Mortgage Trust
3.12%, 01/25/34†	339,673	340,253
3.31%, 07/25/34†	523,530	523,347
3.09%, 10/25/34†	209,212	203,975
2.60%, 03/25/35†	898,616	904,204
Bear Stearns Alt-A Trust
0.94%, 11/25/34†	291,506	287,232
Bear Stearns Commercial Mortgage Securities Trust
5.74%, 06/11/50	722,731	758,552
COMM 2010-C1 Mortgage Trust
3.16%, 07/10/46 144A	1,256,699	1,317,624
COMM 2012-CCRE2 Mortgage Trust
3.85%, 08/15/45 IOΩ†	2,082,678	264,317

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Commercial Mortgage Pass-Through Certificates
5.76%, 09/15/39†	$1,155,000	$1,207,535
5.62%, 09/15/40†	747,033	791,658
6.02%, 02/15/41†	560,300	572,917
3.61%, 11/15/45 IOΩ†	4,140,047	589,722
Commercial Mortgage Trust
5.44%, 03/10/39	785,000	894,817
Countrywide Home Loan Mortgage Pass-Through Trust
0.74%, 02/25/35†	192,913	183,749
Credit Suisse Mortgage Capital Certificates
1.20%, 02/27/47 144A†	1,481,196	1,473,639
Crusade Global Trust
0.42%, 11/19/37†	830,824	829,955
DBRR Trust
0.95%, 09/25/45 144A	1,208,123	1,211,373
5.73%, 06/17/49 144A†	1,805,000	2,078,997
Deutsche Alt-B Securities Mortgage Loan Trust
5.87%, 10/25/36 STEP	551,042	411,699
5.89%, 10/25/36 STEP	551,042	412,128
Fannie Mae Grantor Trust
3.31%, 02/25/32	124,314	128,394
FDIC 2010-R1 Trust
2.18%, 05/25/50 144A	1,046,564	1,043,535
FDIC Guaranteed Notes Trust
0.93%, 12/04/20 144A†	1,854,219	1,860,847
3.25%, 04/25/38 144A	586,824	619,650
0.75%, 02/25/48 144A†	360,710	361,432
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	251,335	269,998
5.00%, 02/01/19	279,394	299,211
5.00%, 12/01/19	532,009	570,990
5.50%, 05/01/22	1,775,767	1,933,920
2.48%, 07/01/27†	13,876	14,817
2.38%, 11/01/31†	73,567	78,522
2.38%, 04/01/32†	11,476	12,093
2.17%, 06/01/33†	1,110,563	1,176,506
2.39%, 10/01/34†	274,519	292,576
2.76%, 08/01/35†	972,152	1,039,790
2.46%, 09/01/35†	503,434	534,224
2.72%, 10/01/35†	792,089	845,460
2.47%, 04/01/36†	726,301	774,152
5.50%, 05/01/38	1,275,402	1,381,317
5.50%, 02/01/40	404,033	437,585
Federal Home Loan Mortgage Corporation REMIC
2.00%, 08/15/25 STEP	538,645	573,804
4.50%, 09/15/41	1,177,680	1,313,756
4.50%, 11/15/41	1,292,672	1,411,474
Federal National Mortgage Association
5.00%, 01/01/18	542,304	586,594
5.00%, 07/01/19	121,416	131,180
5.00%, 05/01/21	1,112,072	1,202,895
5.00%, 11/01/21	459,891	497,451
2.27%, 12/01/24†	32,957	33,473
9.00%, 05/01/25	11,075	11,118
9.00%, 07/01/25	28,964	29,075
2.50%, 04/01/27 TBA	7,070,000	7,334,021
3.00%, 04/01/27 TBA	7,750,000	8,148,096
2.50%, 12/01/27	3,247,866	3,375,121
2.36%, 09/01/31†	117,745	125,855
1.59%, 08/01/32†	931,916	971,411
5.50%, 10/01/32‡‡	538,090	595,660
2.24%, 12/01/32†	707,790	748,975
2.04%, 04/01/33†	190,289	200,644
2.39%, 06/01/33†	169,501	179,700
2.54%, 06/01/33†	65,784	69,470
2.92%, 10/01/33†	396,058	419,736
2.72%, 12/01/33†	129,196	137,542
3.20%, 03/01/34†	102,536	103,592
2.54%, 09/01/34†	231,092	244,134
2.55%, 09/01/34†	300,985	317,726
2.42%, 10/01/34†	312,016	331,328
2.60%, 10/01/34†	354,819	375,990
2.55%, 02/01/35†	400,920	428,668
2.78%, 09/01/35†	879,648	939,566
2.66%, 12/01/35†	29,679	31,684
4.00%, 05/01/41 TBA	2,000,000	2,129,688
1.38%, 08/01/42†	570,136	579,560
3.00%, 10/01/42	3,243,104	3,347,685
3.00%, 04/01/43 TBA	2,000,000	2,062,812
2.50%, 04/11/43 TBA	3,000,000	2,973,750
1.38%, 07/01/44†	439,585	446,484
1.38%, 10/01/44†	346,103	351,071
Federal National Mortgage Association REMIC
4.00%, 11/25/19	156,152	163,219
2.00%, 06/25/26 STEP	1,042,507	1,130,339
0.80%, 05/25/30†	368,013	368,508
0.85%, 05/25/30†	290,987	291,205
1.63%, 10/25/40 IOΩ†	4,148,037	596,267
0.75%, 09/25/41†	5,252,948	5,286,709
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	130,630	130,858
3.61%, 06/25/14	1,095,000	1,113,054
3.60%, 05/25/19 IOΩ†	5,331,855	497,006
3.46%, 06/25/22 IOΩ†	4,147,834	451,193
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,000,000	3,375,466
FHLMC Structured Pass-Through Securities
1.20%, 05/25/43†	955,637	979,372
1.58%, 07/25/44†	1,452,249	1,484,097
First Horizon Alternative Mortgage Securities Trust
2.50%, 06/25/34†	545,126	537,569
Franklin Ventures LLC
3.00%, 09/30/19 144A	665,457	679,598
German Residential Asset Note Distributor PLC
2.09%, 01/20/21(E)†	656,925	834,503
GMAC Commercial Mortgage Securities, Inc.
5.30%, 08/10/38†	1,520,000	1,593,430
Government National Mortgage Association
1.75%, 06/20/17†	6,282	6,603
2.00%, 06/20/21†	4,349	4,537
1.63%, 03/20/22†	245,579	255,949
1.63%, 01/20/23†	34,869	36,341
1.75%, 05/20/24†	70,063	73,641

28	See Notes to Schedules of Investments.

	Par	Value
1.75%, 07/20/25†	$84,671	$88,939
1.75%, 08/20/25†	22,848	23,999
1.63%, 11/20/25†	68,734	71,997
1.63%, 12/20/26†	96,574	101,159
1.75%, 07/20/27†	2,268	2,382
1.63%, 10/20/27†	38,029	39,834
8.50%, 10/15/29	25,676	26,717
0.80%, 02/16/30†	128,619	130,528
8.50%, 03/15/30	960	964
8.50%, 04/15/30	5,411	5,606
8.50%, 05/15/30	107,055	113,679
1.75%, 05/20/30†	61,833	64,991
8.50%, 06/15/30	6,536	6,720
8.50%, 07/15/30	56,815	62,687
8.50%, 08/15/30	16,551	18,962
8.50%, 09/15/30	1,885	1,912
8.50%, 11/15/30	13,942	16,534
8.50%, 12/15/30	30,736	36,065
8.50%, 02/15/31	17,965	19,233
5.16%, 06/16/31	560,057	565,908
0.50%, 03/20/37†	1,272,426	1,274,612
0.50%, 05/20/37†	552,629	553,560
2.50%, 04/18/43 TBA	2,000,000	1,986,875
3.00%, 04/18/43 TBA	4,000,000	4,181,250
Granite Mortgages PLC
0.59%, 01/20/44(E)†	221,430	281,642
0.83%, 03/20/44(U)†	517,383	775,331
0.83%, 06/20/44(U)†	1,946,551	2,923,538
GreenPoint Mortgage Funding Trust
0.38%, 01/25/37†	803,265	498,713
0.47%, 11/25/45†	221,061	182,152
GSR Mortgage Loan Trust
2.99%, 09/25/34†	525,809	515,644
2.66%, 09/25/35†	533,560	548,056
HarborView Mortgage Loan Trust
2.97%, 12/19/35†	1,239,563	1,061,087
Holmes Master Issuer PLC
1.60%, 10/15/54(E)†	331,231	427,676
1.65%, 10/15/54 144A†	348,158	351,397
1.70%, 10/15/54 144A†	1,280,758	1,289,466
1.85%, 10/15/54†	850,000	863,947
2.26%, 10/15/54(U)†	1,165,000	1,807,668
1.85%, 10/21/54 144A†	608,000	618,955
Holmes Master Issuer PLC
1.70%, 10/15/54†	780,232	785,751
Indus Eclipse 2007-1 PLC
0.68%, 01/25/20(U)†	593,186	869,774
IndyMac INDX Mortgage Loan Trust
0.47%, 06/25/37†	580,762	155,998
0.39%, 09/25/46†	913,150	667,586
JP Morgan Chase Commercial Mortgage Securities Corporation
2.10%, 11/15/28 144A†	4,335,700	4,367,060
5.12%, 07/15/41	2,185,000	2,287,039
JP Morgan Mortgage Trust
4.86%, 02/25/35†	169,789	171,818
2.50%, 03/01/43+ 144A†	700,000	712,075
Lanark Master Issuer PLC
1.69%, 12/22/54 144A†	880,000	896,825
LB-UBS Commercial Mortgage Trust
5.42%, 02/15/40	1,215,000	1,384,461
LCP Proudreed PLC
0.77%, 08/25/16(U)†	392,583	568,179
Luminent Mortgage Trust
0.37%, 12/25/36†	956,005	696,703
MASTR Adjustable Rate Mortgages Trust
2.90%, 12/25/33†	416,854	414,500
Merrill Lynch Floating Trust
0.74%, 07/09/21 144A†	158,093	155,653
Merrill Lynch Mortgage Investors Trust
2.36%, 12/25/34†	691,860	702,310
2.31%, 02/25/36†	775,910	751,200
Merrill Lynch Mortgage Trust
5.24%, 11/12/35†	995,644	1,010,295
Morgan Stanley Bank of America Merrill Lynch Trust
3.67%, 08/15/45 IO 144AΩ†	9,775,520	1,087,732
Morgan Stanley Capital I Trust
5.81%, 12/12/49	1,505,000	1,755,396
Morgan Stanley Re-REMIC Trust
1.00%, 12/01/42	888,086	886,212
5.79%, 08/12/45 144A†	880,000	1,011,104
5.79%, 08/15/45 144A†	880,000	1,011,104
2.50%, 03/23/51 144A	535,001	540,351
Motel 6 Trust
1.50%, 10/05/25 144A	380,000	381,781
1.95%, 10/05/25 144A	1,695,000	1,699,234
National RMBS Trust
4.14%, 06/20/44(A)†	935,455	977,675
NCUA Guaranteed Notes
1.84%, 10/07/20	179,632	181,716
0.76%, 12/08/20†	3,531,226	3,552,202
0.73%, 03/09/21	2,564,443	2,571,293
Opteum Mortgage Acceptance Corporation
0.48%, 11/25/35†	224,423	222,958
Permanent Master Issuer PLC
0.63%, 04/15/20(U)†	2,060,000	3,131,634
Progress 2007-1G Trust
0.36%, 08/19/38 144A†	763,430	755,925
Provident Funding Mortgage Loan Trust
2.59%, 04/25/34†	780,902	784,638
RCMC LLC
5.62%, 11/15/44 144A	534,388	534,318
Residential Accredit Loans, Inc.
0.60%, 01/25/33†	138,815	133,404
Residential Asset Securitization Trust
0.50%, 05/25/35†	224,886	215,285
Residential Funding Mortgage Securities I
6.50%, 03/25/32	22,479	23,602
Sequoia Mortgage Trust
2.87%, 01/25/42†	1,256,918	1,285,427
3.50%, 04/25/42†	1,220,641	1,249,689
1.45%, 02/25/43†	1,117,907	1,118,120
1.55%, 04/25/43†	890,000	882,914

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Springleaf Mortgage Loan Trust
2.22%, 10/25/57 144A†	$531,620	$538,691
1.57%, 12/25/59 144A†	722,215	724,472
STRIPs 2012-1, Ltd.
1.50%, 12/25/44 144A	716,536	708,170
Structured Adjustable Rate Mortgage Loan Trust
2.65%, 08/25/34†	871,707	864,070
0.50%, 09/25/34†	160,030	139,126
Structured Asset Mortgage Investments II Trust
2.09%, 10/19/34†	392,402	224,726
0.45%, 07/19/35†	147,428	133,900
0.48%, 02/25/36†	720,304	501,580
Superannuation Members Home Loans Global Fund
0.36%, 06/12/40(E)†	535,102	682,285
Talisman-6 Finance PLC
0.39%, 10/22/16(E)†	773,094	921,624
TBW Mortgage Backed Trust
6.01%, 07/25/37 STEP	481,328	420,935
Torrens Trust
4.00%, 04/12/44(A)†	3,425,000	3,552,054
UBS-Barclays Commercial Mortgage Trust
3.69%, 05/10/63 IO 144AΩ†	6,588,192	686,051
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	1,351,050	1,479,002
Washington Mutual Mortgage Pass-Through Certificates
2.45%, 02/25/37†	709,219	559,845
4.68%, 05/25/37†	852,677	705,443
2.54%, 07/25/37†	1,947,315	1,519,198
1.58%, 06/25/42†	25,526	24,536
0.51%, 01/25/45†	846,512	813,734
0.52%, 08/25/45†	354,059	331,322
0.49%, 10/25/45†	373,967	346,688
1.16%, 06/25/46†	1,413,155	1,265,230
0.92%, 01/25/47†	792,866	606,915
1.02%, 05/25/47†	771,757	80,136
Wells Fargo Mortgage-Backed Securities 2004-EE Trust
2.62%, 12/25/34†	733,881	756,943
WF-RBS Commercial Mortgage Trust
3.79%, 02/15/44 144A	2,310,000	2,482,370
3.58%, 08/15/45 IO 144AΩ†	3,703,647	499,139
3.70%, 11/15/45 IO 144AΩ†	6,354,567	898,854

Total Mortgage-Backed Securities (Cost $188,287,580)		186,424,427

MUNICIPAL BONDS — 1.2%
California State Public Works Board, California State University Projects, Revenue Bond, Series B-2
7.80%, 03/01/35	800,000	934,888
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	1,300,000	1,596,062
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,861,180
New York State Thruway Authority, Revenue Bond, Series A
5.00%, 03/15/26	400,000	471,404
5.00%, 03/15/27	400,000	467,772
North Texas Higher Education Authority, Taxable Student Loan, Revenue Bond, Series 1
1.41%, 04/01/40†	385,052	393,315
North Texas Municipal Water District Revenue Bond
5.00%, 09/01/24	900,000	1,098,819
State of California, General Obligation
5.10%, 08/01/14	105,000	108,142
5.65%, 04/01/39†	1,340,000	1,340,000
State of Illinois, General Obligation
4.07%, 01/01/14	830,000	848,600

Total Municipal Bonds (Cost $9,623,370)		10,120,182

	Notional Amount
PURCHASED OPTION — 0.0%
Put Swaption — 0.0%
3-Month LIBOR, Strike Price $3.45, Expires 09/21/15 (RBS) (Cost $151,446)	$1,900,000	164,948

	Par
U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Bonds
8.13%, 05/15/21	$41,000	62,160
7.25%, 08/15/22‡‡	51,000	75,759
7.63%, 11/15/22‡‡	117,000	178,672

		316,591

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21‡‡	1,700,000	2,110,635
0.13%, 01/15/22‡‡	10,300,000	11,407,665
0.13%, 07/15/22	3,700,000	4,039,636
0.13%, 01/15/23	1,300,000	1,400,066
2.38%, 01/15/25	1,300,000	2,134,028

		21,092,030

U.S. Treasury Notes
0.75%, 09/15/13‡‡	180,000	180,541
0.50%, 11/15/13	4,200,000	4,210,172
0.25%, 11/30/13Δ‡‡	2,700,000	2,702,217
0.25%, 01/31/14	1,600,000	1,601,563
1.88%, 02/28/14	2,000,000	2,031,484
1.25%, 03/15/14	10,100,000	10,205,737
0.25%, 03/31/14Δ	18,100,000	18,116,272
1.75%, 03/31/14	3,200,000	3,250,627
0.25%, 06/30/14Δ	7,130,000	7,136,132

30	See Notes to Schedules of Investments.

	Par	Value
0.25%, 09/30/14	$3,000,000	$3,001,992
0.25%, 11/30/14Δ	6,000,000	6,003,282
0.25%, 01/15/15Δ	4,200,000	4,201,478
0.25%, 02/15/15Δ	47,221,000	47,226,525
0.25%, 05/15/15	8,250,000	8,247,426
0.25%, 09/15/15	3,700,000	3,695,375
0.25%, 10/15/15	8,050,000	8,038,054
0.38%, 11/15/15	5,100,000	5,108,767
0.25%, 12/15/15	640,000	638,750
0.38%, 02/15/16	3,295,000	3,297,573
2.13%, 02/29/16Δ	772,000	811,685
0.38%, 03/15/16Δ	3,260,000	3,262,546
1.00%, 09/30/16	350,000	356,590
0.75%, 12/31/17	3,700,000	3,705,495
0.75%, 02/28/18Δ	4,000,000	3,999,688
1.00%, 11/30/19	500,000	494,961
1.13%, 12/31/19Δ	2,200,000	2,192,439
3.13%, 05/15/21	100,000	112,604
2.13%, 08/15/21Δ‡‡	14,400,000	15,050,246
2.00%, 11/15/21	3,100,000	3,197,359
1.63%, 08/15/22Δ	7,500,000	7,404,495

		179,482,075

Total U.S. Treasury Obligations (Cost $199,583,958)		200,890,696

	Shares
MONEY MARKET FUNDS — 13.4%
GuideStone Money Market Fund (GS4 Class)¥	39,303,158	39,303,158
Northern Institutional Liquid Assets Portfolio§	71,261,877	71,261,877

Total Money Market Funds (Cost $110,565,035)		110,565,035

	Par
REPURCHASE AGREEMENTS — 5.7%
Morgan Stanley & Co., Inc.
0.21% (dated 03/28/13, due 04/01/13, repurchase price $23,200,541, collateralized by Federal National Mortgage Association, 1.600%, due 12/24/20, total market value $23,618,270)	$23,200,000	23,200,000
0.23% (dated 04/01/13, due 04/02/13, repurchase price $23,500,150, collateralized by Federal Home Loan Mortgage Association, 2.650%, due 11/06/14 total market value $23,993,068)	23,500,000	23,500,000

Total Repurchase Agreements (Cost $46,700,000)		46,700,000

TOTAL INVESTMENTS — 114.6% (Cost $944,393,268)		948,725,829

	Notional Amount
WRITTEN OPTIONS — 0.0%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (BAR)	$(500,000)	(1,688)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (GSC)	(800,000)	(2,701)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (DEUT)	(1,800,000)	(6,077)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (MSCS)	(2,200,000)	(7,427)

		(17,893)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.30, Expires 04/29/13 (BAR)	(3,200,000)	(535)
3-Month LIBOR, Strike Price $1.30, Expires 04/29/13 (DEUT)	(4,800,000)	(803)
3-Month LIBOR, Strike Price $1.40, Expires 09/03/13 (DEUT)	(9,200,000)	(28,918)
3-Month LIBOR, Strike Price $2.50, Expires 09/21/15 (RBS)	(8,000,000)	(143,122)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (BAR)	(500,000)	(1,582)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (GSC)	(800,000)	(2,531)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (DEUT)	(1,800,000)	(5,694)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (MSCS)	(2,200,000)	(6,960)
6-Month EURIBOR, Strike Price $0.85, Expires 04/24/13 (MSCS)	(1,500,000)	(16)
6-Month EURIBOR, Strike Price $0.85, Expires 07/24/13 (BAR)	(2,300,000)	(25)
6-Month EURIBOR, Strike Price $1.15, Expires 07/24/13 (BAR)	(1,900,000)	(415)
6-Month EURIBOR, Strike Price $1.15, Expires 07/24/13 (CS)	(8,900,000)	(1,943)
6-Month EURIBOR, Strike Price $1.50, Expires 06/03/13 (CS)	(1,200,000)	(183)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (CITI)	(700,000)	(291)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (RBS)	(1,600,000)	(665)

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (DEUT)	$(1,700,000)	$(707)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (BAR)	(4,900,000)	(2,038)

		(196,428)

Total Written Options (Premiums received $(338,585))		(214,321)

	Par
SECURITY SOLD SHORT — (0.1)%
U.S. Treasury Notes
1.63%, 11/15/22 (Cost $(584,813))	$(600,000)	(589,453)

TBA SALE COMMITMENTS — (2.6)%
Federal Home Loan Mortgage Corporation
5.50%, 01/01/39 TBA	(3,000,000)	(3,248,789)
Federal National Mortgage Association
2.50%, 04/01/27 TBA	(4,000,000)	(4,149,375)
5.50%, 04/01/38 TBA	(7,000,000)	(7,634,375)
3.50%, 04/01/41 TBA	(6,000,000)	(6,335,625)

Total TBA Sale Commitments (Cost $(21,277,969))		(21,368,164)

Liabilities in Excess of Other Assets — (11.9)%		(98,320,261)

NET ASSETS — 100.0%		$828,233,630

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	24.3
Mortgage-Backed Securities	22.5
Corporate Bonds	21.8
Foreign Bonds	15.8
Money Market Funds	13.4
Asset-Backed Securities	8.8
Repurchase Agreements	5.7
Municipal Bonds	1.2
Agency Obligations	0.7
Loan Agreements	0.4
Swap Agreements	0.1
Purchased Option	— **
Written Options	— **
Security Sold Short	(0.1)
Future Contracts	(1.4)
TBA Sale Commitments	(2.6)
Forward Foreign Currency Contracts	(8.9)

101.7

** Rounds to less than 0.005%.

32	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2013:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	$305,391	$10,564	$—	$10,564
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/34	BAR	USD	325,384	139,623	—	139,623
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	353,593	296,937	—	296,937

					$984,368	$447,124	$—	$447,124

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625% due 09/15/17	0.16%	1.00%	09/20/13	UBS	USD	$700,000	$3,162	$(4,801)	$7,963
Barclays Bank PLC, 1.551% due 10/27/15	1.46%	1.00%	12/20/17	GSC	EUR	1,200,000	(33,111)	(47,200)	14,089

						$1,900,000	$(29,949)	$(52,001)	$22,052

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	$5,700,000	$166,798	$797,440	$(630,642)
Dow Jones CDX IG14 Index	(1.00)%	06/20/15	CME	USD	7,900,000	(120,552)	7,236	(127,788)
Dow Jones CDX IG15 Index	(1.00)%	12/20/15	CME	USD	1,800,000	(28,688)	12,494	(41,182)
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CME	USD	400,000	(6,257)	6,567	(12,824)
Dow Jones iTraxx	(1.00)%	06/20/17	BNP	EUR	1,100,000	4,774	12,656	(7,882)
Dow Jones CDX IG9 Index	(0.80)%	12/20/17	CME	USD	16,552,800	164,573	737,323	(572,750)

					$33,452,800	$180,648	$1,573,716	$(1,393,068)

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	7.55%	01/02/15	GSC	BRL	$4,900,000	$(26,517)	$(11,103)	$(15,414)
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	3,800,000	80,222	6,581	73,641
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	3,200,000	(1,056)	5,571	(6,627)
Brazil CETIP Interbank Deposit	7.62%	01/02/15	DEUT	BRL	1,100,000	(5,355)	(2,114)	(3,241)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	3,530	5,742	(2,212)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	600,000	(1,703)	(68)	(1,635)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	400,000	7,558	250	7,308
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	200,000	1,485	338	1,147
Brazil CETIP Interbank Deposit	8.49%	01/02/17	BNP	BRL	900,000	(5,841)	—	(5,841)
6-Month EURIBOR	2.00%	03/21/17	CME	EUR	3,600,000	230,778	106,494	124,284
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	1,500,000	146,143	(4,756)	150,899
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,000,000	96,547	(2,823)	99,370
6-Month BBR BBSW Index	3.75%	03/15/18	CME	AUD	1,800,000	17,370	2,257	15,113
3-Month LIBOR	(1.40)%	03/20/18	DEUT	USD	14,000,000	(310,862)	(89,408)	(221,454)
6-Month BBR BBSW Index	3.75%	12/11/18	CME	AUD	3,600,000	3,886	(8,057)	11,943
MXN-TIIE-Banxico	7.50%	06/02/21	UBS	MXN	300,000	3,498	825	2,673
6-Month BBR BBSW Index	3.75%	03/15/23	CME	AUD	3,500,000	(86,551)	(22,820)	(63,731)
6-Month BBR BBSW Index	4.25%	03/15/23	CME	AUD	200,000	3,696	1,093	2,603
6-Month BBR BBSW Index	4.00%	03/15/23	CME	AUD	100,000	(313)	(708)	395
6-Month EURIBOR	2.00%	09/18/23	CME	EUR	800,000	(19,887)	(10,767)	(9,120)
6-Month BBR BBSW Index	4.25%	12/11/23	CME	AUD	1,300,000	7,525	8,852	(1,327)

					$47,800,000	$144,153	$(14,621)	$158,774

Total Swap agreements outstanding at March 31, 2013					$84,137,168	$741,976	$1,507,094	$(765,118)

34	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$6,071,891	$—	$6,071,891	$—
Asset-Backed Securities	73,049,084	—	68,763,725	4,285,359
Corporate Bonds	180,648,566	—	173,657,055	6,991,511
Foreign Bonds	130,898,644	—	127,757,557	3,141,087
Loan Agreements	3,192,356	—	3,192,356	—
Money Market Funds	110,565,035	110,565,035	—	—
Mortgage-Backed Securities	186,424,427	—	162,687,417	23,737,010
Municipal Bonds	10,120,182	—	10,120,182	—
Purchased Option	164,948	—	164,948	—
Repurchase Agreements	46,700,000	—	46,700,000	—
U.S. Treasury Obligations	200,890,696	—	200,890,696	—

Total Assets — Investments in Securities	$948,725,829	$110,565,035	$800,005,827	$38,154,967

Other Financial Instruments***
Forward Foreign Currency Contracts	$737,123	$—	$737,123	$—
Swap Agreements	741,976	—	741,976	—

Total Assets — Other Financial Instruments	$1,479,099	$—	$1,479,099	$—

Liabilities:
Investments in Securities:
Security Sold Short	$(589,453)	$—	$(589,453)	$—
TBA Sale Commitments	(21,368,164)	—	(21,368,164)	—
Written Options	(214,321)	—	(214,321)	—

Total Liabilities — Investments in Securities	$(22,171,938)	$—	$(22,171,938)	$—

Other Financial Instruments***
Futures Contracts	$(316,034)	$(316,034)	$—	$—

Total Liabilities — Other Financial Instruments	$(316,034)	$(316,034)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities
Balance, 12/31/12	$30,924,326	$4,445,836	$5,116,094	$1,455,253	$19,907,143
Accrued discounts/premiums	(13,571)	115	(7,961)	(4,148)	(1,577)
Realized gain (loss)	(12,554)	(5,611)	(8,105)	(223)	1,385
Change in unrealized appreciation (depreciation)	(17,686)	(13,776)	9,189	12,512	(25,611)
Purchases	7,999,338	—	2,000,001	1,768,815	4,230,522
Sales	(506,171)	(203,703)	—	(221,354)	(81,114)
Transfers in to Level 3(1)	1,255,628	614,547	—	130,232	510,849
Transfers out of Level 3	—	—	—	—	—
Maturities	—	—	—	—	—
Paydowns	(1,474,343)	(552,049)	(117,707)	—	(804,587)

Balance, 03/31/13	$38,154,967	$4,285,359	$6,991,511	$3,141,087	$23,737,010

(1)

Transfers into Level 3 represent the value of securities at March 31, 2013 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

36	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$476,396
Federal Home Loan Mortgage Corporation
4.38%, 01/15/14(E)	400,000	527,714
0.00%, 02/11/14Ω†	3,800,000	3,796,333
2.38%, 01/13/22Δ	1,200,000	1,251,436
Federal National Mortgage Association
0.88%, 08/28/17	500,000	501,846
1.86%, 10/09/19Ω†	150,000	133,147
6.25%, 05/15/29	500,000	712,064
6.63%, 11/15/30	1,170,000	1,747,168
Tennessee Valley Authority
5.25%, 09/15/39	350,000	448,331
4.63%, 09/15/60	200,000	228,594

Total Agency Obligations (Cost $9,409,603)		9,823,029

ASSET-BACKED SECURITIES — 2.7%
Access Group, Inc.
1.60%, 10/27/25†	1,121,784	1,130,744
Amortizing Residential Collateral Trust
0.88%, 01/01/32†	30,848	23,862
Asset-Backed Securities Corporation Home Equity Loan Trust
0.48%, 09/25/34†	168,113	161,801
Avis Budget Rental Car Funding AESOP LLC
3.15%, 03/20/17 144A	160,000	168,196
2.80%, 05/20/18 144A	200,000	210,212
1.92%, 09/20/19 144A	160,000	161,059
Bayview Financial Acquisition Trust
0.88%, 02/28/44†	277,862	272,813
Bear Stearns Asset-Backed Securities Trust
6.00%, 10/25/36	1,967,789	1,528,403
6.50%, 10/25/36	2,833,842	2,281,974
Brazos Higher Education Authority
0.39%, 09/25/23†	324,010	323,456
CIT Mortgage Loan Trust
1.45%, 10/25/37 144A†	366,392	363,643
College Loan Corporation Trust
0.49%, 04/25/24†	500,000	495,547
0.39%, 10/25/25†	1,000,000	983,640
CWABS Revolving Home Equity Loan Trust
0.49%, 02/15/34†	270,162	201,137
0.44%, 12/15/35†	393,058	222,717
CWHEQ Revolving Home Equity Loan Trust
0.34%, 07/15/36†	669,018	447,782
Education Funding Capital Trust IV
3.00%, 06/15/43Ω†	700,000	629,909
EMC Mortgage Loan Trust
0.75%, 11/25/41 144A†	70,611	67,655
Financial Asset Securities Corporation AAA Trust
0.61%, 02/27/35 144A†	955,268	577,036
GCO Education Loan Funding Trust
0.52%, 05/25/36†	150,000	137,891
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	292,933	270,195
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	370,000	399,471
1.83%, 08/25/19 144A	210,000	210,730
Lehman XS Trust
0.50%, 11/25/35†	647,507	548,318
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	725,019
Panhandle-Plains Higher Education Authority, Inc.
1.44%, 10/01/35†	679,084	694,325
Provident Bank Home Equity Loan Trust
0.74%, 08/25/31†	95,563	52,799
Residential Asset Mortgage Products, Inc.
0.68%, 03/25/34†	333,345	291,898
Residential Funding Securities LLC
0.65%, 06/25/33 144A†	89,682	89,473
Salomon Brothers Mortgage Securities VII, Inc.
0.68%, 03/25/28†	24,114	23,519
SLM Private Education Loan Trust
3.50%, 08/17/43 144A†@	1,058,986	1,016,036
3.45%, 05/16/44 144A†	1,199,735	1,271,361
SLM Student Loan Trust
1.80%, 04/25/23†	4,664,517	4,852,590
2.00%, 07/25/23†	1,100,000	1,159,761
0.57%, 12/15/25 144A†	400,000	395,303
0.42%, 01/25/27†	900,000	887,907
Structured Asset Investment Loan Trust
1.04%, 08/25/34†	434,744	429,680

Total Asset-Backed Securities (Cost $25,041,411)		23,707,862

CORPORATE BONDS — 21.1%
AbbVie, Inc.
1.75%, 11/06/17 144A	1,520,000	1,540,178
2.90%, 11/06/22 144A	320,000	320,956
Access Midstream Partners LP
5.88%, 04/15/21	330,000	351,450
4.88%, 05/15/23	10,000	9,888
Ally Financial, Inc.
6.25%, 12/01/17	606,000	679,964
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	225,000	226,767
American Express Co.
6.80%, 09/01/66†	1,320,000	1,427,250
American Express Credit Corporation
5.13%, 08/25/14Δ	160,000	170,035
American General Capital II
8.50%, 07/01/30	250,000	332,500

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Honda Finance Corporation
1.00%, 08/11/15 144AΔ	$480,000	$481,999
American International Group, Inc.
2.38%, 08/24/15	175,000	179,619
5.60%, 10/18/16	600,000	682,379
5.45%, 05/18/17	125,000	143,460
8.25%, 08/15/18 144A	3,200,000	4,155,024
6.40%, 12/15/20	150,000	186,059
6.25%, 03/15/87	380,000	422,788
Anadarko Petroleum Corporation
6.38%, 09/15/17	40,000	47,792
ANZ Capital Trust II
5.36%, 11/29/49 144A	800,000	820,000
Apache Corporation
6.00%, 09/15/13	680,000	696,691
Arch Coal, Inc.
7.25%, 06/15/21Δ	500,000	451,250
Arizona Public Service Co.
8.75%, 03/01/19	525,000	710,099
Ashland, Inc.
4.75%, 08/15/22 144A	550,000	559,625
AT&T, Inc.
2.50%, 08/15/15	540,000	561,205
2.95%, 05/15/16	825,000	873,482
5.50%, 02/01/18	590,000	694,378
4.45%, 05/15/21	80,000	90,178
3.88%, 08/15/21	200,000	216,647
2.63%, 12/01/22Δ	805,000	778,908
6.55%, 02/15/39	130,000	161,140
4.35%, 06/15/45 144A	222,000	207,242
Avon Products, Inc.
4.60%, 03/15/20	525,000	546,165
Axiall Corporation
4.88%, 05/15/23 144AΔ	50,000	51,062
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	932,805
Ball Corporation
5.00%, 03/15/22Δ	525,000	548,625
Bank of America Corporation
1.72%, 01/30/14†	900,000	908,043
0.57%, 10/14/16†Δ	1,700,000	1,661,116
3.88%, 03/22/17Δ	130,000	139,978
6.00%, 09/01/17	325,000	377,680
5.75%, 12/01/17	2,340,000	2,709,392
5.65%, 05/01/18	950,000	1,100,199
5.88%, 01/05/21	150,000	177,425
5.00%, 05/13/21	20,000	22,456
5.70%, 01/24/22	575,000	674,715
3.30%, 01/11/23	300,000	296,431
Barrick North America Finance LLC
4.40%, 05/30/21	610,000	652,490
Bear Stearns Cos. LLC
5.70%, 11/15/14	1,000,000	1,078,186
6.40%, 10/02/17Δ	1,200,000	1,433,999
7.25%, 02/01/18	675,000	839,750
BellSouth Capital Funding Corporation
7.88%, 02/15/30	12,000	15,487
BellSouth Corporation
6.88%, 10/15/31	1,000	1,210
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	280,000	293,993
Blackstone Holdings Finance Co. LLC
4.75%, 02/15/23 144A	150,000	165,867
6.25%, 08/15/42 144A	150,000	170,966
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	269,888
Boeing Co.
4.88%, 02/15/20Δ	300,000	356,472
6.63%, 02/15/38	210,000	289,926
Calpine Corporation
7.88%, 01/15/23 144A	700,000	780,500
Capital One Financial Corporation
1.00%, 11/06/15	325,000	323,998
Carlyle Holdings Finance LLC
3.88%, 02/01/23 144A	225,000	230,935
Caterpillar Financial Services Corporation
6.20%, 09/30/13	450,000	462,616
CCO Holdings LLC
5.25%, 09/30/22Δ	600,000	592,500
Cellco Partnership
8.50%, 11/15/18	520,000	692,828
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	546,593
Chesapeake Energy Corporation
6.13%, 02/15/21	220,000	235,125
5.75%, 03/15/23	70,000	71,138
Chubb Corporation
6.38%, 03/29/67†Δ	375,000	413,906
Cigna Corporation
2.75%, 11/15/16	225,000	237,724
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	330,012
Citigroup, Inc.
6.00%, 12/13/13	980,000	1,015,531
5.13%, 05/05/14	69,000	72,174
5.00%, 09/15/14Δ	1,720,000	1,806,686
6.01%, 01/15/15	150,000	162,494
5.50%, 02/15/17Δ	1,160,000	1,291,089
6.13%, 11/21/17Δ	1,205,000	1,426,224
6.13%, 05/15/18	2,400,000	2,862,401
3.38%, 03/01/23Δ	175,000	176,776
6.88%, 03/05/38	330,000	434,423
5.90%, 12/29/49†Δ	130,000	135,507
5.95%, 12/29/49†Δ	200,000	207,750
Clean Harbors, Inc.
5.25%, 08/01/20	195,000	202,312
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	400,000	402,046
4.80%, 10/01/20Δ	170,000	169,640
4.88%, 04/01/21Δ	60,000	59,223
Comcast Corporation
5.70%, 05/15/18Δ	1,250,000	1,504,888
Compass Bank
5.50%, 04/01/20	275,000	287,538
ConAgra Foods, Inc.
1.90%, 01/25/18	500,000	505,522
3.20%, 01/25/23	250,000	249,700
Concho Resources, Inc.
5.50%, 10/01/22	260,000	271,700

38	See Notes to Schedules of Investments.

	Par	Value
ConocoPhillips Holding Co.
6.95%, 04/15/29Δ	$420,000	$568,904
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	189,623	202,422
Continental Resources, Inc.
5.00%, 09/15/22	1,075,000	1,147,562
Corrections Corporation of America REIT
4.13%, 04/01/20 144A	500,000	511,875
COX Communications, Inc.
5.45%, 12/15/14Δ	69,000	74,552
3.25%, 12/15/22 144A	300,000	305,398
Crown Americas LLC
4.50%, 01/15/23 144A	550,000	536,250
Crown Castle International Corporation
5.25%, 01/15/23	550,000	561,688
CSC Holdings LLC
8.63%, 02/15/19Δ	550,000	662,750
CVS Caremark Corporation
2.75%, 12/01/22Δ	925,000	913,823
5.75%, 05/15/41	225,000	268,184
CVS Pass-Through Trust
6.94%, 01/10/30	783,494	976,835
D.R. Horton, Inc.
4.38%, 09/15/22	550,000	543,125
Daimler Finance North America LLC
6.50%, 11/15/13	100,000	103,707
0.89%, 03/28/14 144A†	3,400,000	3,409,411
1.30%, 07/31/15 144A	640,000	644,679
DDR Corporation REIT
4.63%, 07/15/22Δ	400,000	433,493
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	344,036	389,621
Devon Energy Corporation
3.25%, 05/15/22Δ	90,000	90,317
5.60%, 07/15/41	260,000	285,135
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	81,590
Discover Financial Services
3.85%, 11/21/22	425,000	438,326
DISH DBS Corporation
6.63%, 10/01/14Δ	30,000	31,988
7.75%, 05/31/15	200,000	223,000
5.88%, 07/15/22Δ	360,000	379,350
DPL, Inc.
7.25%, 10/15/21	350,000	372,750
Eagle Spinco, Inc.
4.63%, 02/15/21 144AΔ	150,000	153,188
Eastman Chemical Co.
2.40%, 06/01/17Δ	575,000	597,449
Eaton Corporation
1.50%, 11/02/17 144A	180,000	180,716
2.75%, 11/02/22 144A	570,000	567,899
4.15%, 11/02/42 144A	200,000	195,821
Ecolab, Inc.
3.00%, 12/08/16	275,000	292,573
4.35%, 12/08/21	330,000	364,769
El Paso LLC
7.00%, 06/15/17Δ	710,000	815,596
7.80%, 08/01/31Δ	750,000	837,437
El Paso Natural Gas Co. LLC
7.50%, 11/15/26Δ	300,000	414,394
Enterprise Products Operating LLC
5.25%, 01/31/20Δ	10,000	11,726
3.35%, 03/15/23Δ	800,000	816,388
6.13%, 10/15/39Δ	30,000	35,398
5.95%, 02/01/41	60,000	69,763
5.70%, 02/15/42Δ	370,000	421,392
4.85%, 03/15/44	80,000	81,997
8.38%, 08/01/66†	425,000	489,110
7.03%, 01/15/68†	475,000	551,569
EOG Resources, Inc.
1.05%, 02/03/14†	3,500,000	3,523,513
Equinix, Inc.
7.00%, 07/15/21	975,000	1,085,906
ERP Operating LP REIT
4.63%, 12/15/21	250,000	280,837
Exelon Corporation
5.63%, 06/15/35	655,000	727,771
Express Scripts Holding, Co.
3.50%, 11/15/16	1,020,000	1,099,807
2.65%, 02/15/17	250,000	262,106
Fifth Third Bancorp
3.63%, 01/25/16	175,000	187,202
Fifth Third Bank
0.40%, 05/17/13†	400,000	400,006
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	300,080
FirstEnergy Corporation
2.75%, 03/15/18Δ	120,000	121,499
4.25%, 03/15/23Δ	460,000	466,174
7.38%, 11/15/31	770,000	904,464
Ford Motor Co.
4.75%, 01/15/43Δ	450,000	421,066
Ford Motor Credit Co., LLC
1.38%, 08/28/14†	1,800,000	1,800,113
5.63%, 09/15/15	3,100,000	3,383,179
8.00%, 12/15/16Δ	1,475,000	1,772,047
5.00%, 05/15/18	225,000	248,380
5.88%, 08/02/21	300,000	343,755
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18 144AΔ	150,000	150,802
3.10%, 03/15/20 144A	180,000	180,882
3.55%, 03/01/22	510,000	507,905
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	250,000	286,250
Frontier Communications Corporation
8.50%, 04/15/20Δ	950,000	1,080,625
GE Capital Trust I
6.38%, 11/15/67†	321,000	341,062
General Electric Capital Corporation
1.63%, 07/02/15Δ	1,170,000	1,190,635
6.00%, 08/07/19	1,850,000	2,249,062
4.38%, 09/16/20Δ	330,000	369,118
5.88%, 01/14/38	150,000	175,506
General Electric Co.
0.85%, 10/09/15	210,000	210,832

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Genworth Financial, Inc.
7.20%, 02/15/21	$175,000	$204,189
7.63%, 09/24/21Δ	225,000	271,442
George Washington University
1.83%, 09/15/17	2,600,000	2,659,852
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	459,887
Goldman Sachs Capital II
4.00%, 06/01/43†	60,000	50,625
Goldman Sachs Group, Inc.
4.75%, 07/15/13	20,000	20,241
5.25%, 10/15/13	160,000	163,943
6.00%, 05/01/14	90,000	94,890
5.75%, 10/01/16Δ	1,900,000	2,168,398
5.95%, 01/18/18	1,000,000	1,167,140
6.00%, 06/15/20	460,000	543,710
5.25%, 07/27/21	110,000	124,851
6.25%, 02/01/41Δ	550,000	655,938
H.J. Heinz Co.
1.50%, 03/01/17	517,000	524,496
HCA, Inc.
6.50%, 02/15/16Δ	686,000	752,885
7.88%, 02/15/20	125,000	138,438
7.69%, 06/15/25Δ	250,000	268,125
HCP, Inc. REIT
6.00%, 01/30/17	300,000	347,568
2.63%, 02/01/20	300,000	302,370
Hess Corporation
8.13%, 02/15/19	330,000	426,722
7.88%, 10/01/29	260,000	336,226
Hewlett-Packard Co.
0.57%, 05/24/13†	3,000,000	2,999,937
3.00%, 09/15/16	300,000	310,774
2.60%, 09/15/17Δ	300,000	302,642
4.30%, 06/01/21Δ	124,000	126,096
HSBC USA, Inc.
2.38%, 02/13/15	1,700,000	1,749,963
Humana, Inc.
7.20%, 06/15/18	480,000	588,291
3.15%, 12/01/22	120,000	118,773
Hyundai Capital America
2.13%, 10/02/17 144A	130,000	131,199
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	265,300
ING US, Inc.
2.90%, 02/15/18 144A	60,000	60,927
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	256,800
6.75%, 09/01/16 144AΔ	840,000	953,400
8.63%, 01/15/22Δ	250,000	319,375
John Deere Capital Corporation
2.25%, 04/17/19Δ	240,000	248,524
JPMorgan Chase & Co.
5.15%, 10/01/15	1,890,000	2,070,423
1.10%, 10/15/15	750,000	751,533
6.30%, 04/23/19	800,000	978,393
4.40%, 07/22/20Δ	230,000	255,363
4.35%, 08/15/21	70,000	77,359
3.25%, 09/23/22	275,000	275,132
Kerr-McGee Corporation
6.95%, 07/01/24	420,000	527,198
7.88%, 09/15/31	490,000	643,933
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	200,000	206,249
6.00%, 02/01/17	250,000	290,880
Kraft Foods Group, Inc.
5.38%, 02/10/20	403,000	481,591
3.50%, 06/06/22	380,000	398,116
Kroger Co.
6.15%, 01/15/20Δ	360,000	438,640
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	150,000	—
0.00%, 12/28/47+Ω†#	140,000	—
0.00%, 11/30/49+Ω†#	2,330,000	—
0.00%, 12/31/99+Ω†#	3,200,000	—
Lehman Escrow Bonds
0.00%, 12/31/99Ω†#	2,500,000	675,000
Lender Processing Services, Inc.
5.75%, 04/15/23	250,000	261,875
Liberty Property LP REIT
4.75%, 10/01/20	575,000	635,609
M&T Bank Corporation
6.88%, 12/29/49 144A	750,000	802,523
MarkWest Energy Partners LP
6.25%, 06/15/22	190,000	205,675
4.50%, 07/15/23Δ	575,000	563,500
MDC Holdings, Inc.
5.63%, 02/01/20	325,000	364,424
6.00%, 01/15/43	225,000	223,867
Medtronic, Inc.
4.45%, 03/15/20	300,000	345,282
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	275,000	305,960
5.70%, 05/02/17Δ	1,100,000	1,228,926
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	378,750
MetLife Capital Trust X
9.25%, 04/08/68 144A	300,000	420,000
MetLife, Inc.
4.75%, 02/08/21Δ	270,000	309,432
6.40%, 12/15/66	50,000	54,938
MetroPCS Wireless, Inc.
6.25%, 04/01/21 144A	150,000	153,188
6.63%, 04/01/23 144A	150,000	153,563
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	70,000	91,189
Mondelez International, Inc.
5.38%, 02/10/20	642,000	764,956
6.50%, 02/09/40	300,000	390,972
Morgan Stanley
0.75%, 10/18/16†Δ	340,000	331,526
4.75%, 03/22/17Δ	185,000	204,245
6.25%, 08/28/17	725,000	844,571
6.63%, 04/01/18Δ	1,400,000	1,675,381
5.50%, 07/24/20	150,000	173,014
Mylan, Inc.
7.88%, 07/15/20 144A	400,000	467,015
NBCUniversal Media LLC
2.88%, 01/15/23	750,000	744,978
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	329,175
NetApp, Inc.
2.00%, 12/15/17	375,000	377,517

40	See Notes to Schedules of Investments.

	Par	Value
News America, Inc.
6.15%, 02/15/41	$450,000	$540,814
Nielsen Finance LLC
4.50%, 10/01/20 144AΔ	600,000	602,250
Noble Energy, Inc.
4.15%, 12/15/21	620,000	682,885
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	630,137
Occidental Petroleum Corporation
3.13%, 02/15/22	310,000	326,561
2.70%, 02/15/23Δ	360,000	361,093
Oracle Corporation
1.20%, 10/15/17	470,000	471,034
Overseas Private Investment Corporation
0.00%, 11/18/13Ω†	3,500,000	3,557,288
Pacific Gas & Electric Co.
8.25%, 10/15/18Δ	130,000	174,541
6.05%, 03/01/34	40,000	50,197
5.80%, 03/01/37	250,000	305,879
Patrons’ Legacy
5.65%, 07/10/58 144A	1,160,911	1,131,540
Peabody Energy Corporation
7.88%, 11/01/26Δ	1,100,000	1,182,500
Pemex Project Funding Master Trust
6.63%, 06/15/35	159,000	191,198
Penske Truck Leasing Co. LP
2.88%, 07/17/18 144A	575,000	587,041
PepsiCo, Inc.
0.70%, 08/13/15	520,000	521,083
7.90%, 11/01/18	140,000	186,618
Pfizer, Inc.
7.20%, 03/15/39Δ	600,000	887,184
Pricoa Global Funding I
0.48%, 09/27/13 144A†	1,700,000	1,700,891
Principal Financial Group, Inc.
3.13%, 05/15/23	350,000	351,232
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,915,918
Progress Energy, Inc.
7.75%, 03/01/31	350,000	483,253
Prudential Financial, Inc.
5.63%, 06/15/43†Δ	725,000	754,000
PVH Corporation
4.50%, 12/15/22	535,000	529,650
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	484,000	510,022
QEP Resources, Inc.
5.25%, 05/01/23	80,000	82,400
QVC, Inc.
4.38%, 03/15/23 144AΔ	300,000	303,889
Range Resources Corporation
5.00%, 03/15/23 144AΔ	150,000	153,750
Raytheon Co.
3.13%, 10/15/20	200,000	211,579
Regions Bank
7.50%, 05/15/18	825,000	1,014,750
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	784,739
Reynolds Group Issuer, Inc.
7.13%, 04/15/19	500,000	539,375
Roche Holdings, Inc.
6.00%, 03/01/19 144A	330,000	410,947
Rock Tenn Co.
3.50%, 03/01/20Δ	150,000	153,572
4.00%, 03/01/23Δ	70,000	70,931
Rockwood Specialties Group, Inc.
4.63%, 10/15/20	550,000	565,812
Rowan Cos., Inc.
4.88%, 06/01/22Δ	475,000	517,262
Safeway, Inc.
3.95%, 08/15/20Δ	20,000	20,470
4.75%, 12/01/21Δ	260,000	280,381
Santander Holdings USA, Inc.
3.00%, 09/24/15Δ	300,000	307,786
Service Corporation International
7.63%, 10/01/18	90,000	106,088
7.50%, 04/01/27	200,000	223,000
Simon Property Group LP REIT
10.35%, 04/01/19	750,000	1,083,658
SLM Corporation
3.88%, 09/10/15	480,000	500,109
Southern Copper Corporation
5.25%, 11/08/42Δ	660,000	628,236
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	567,426
Southern Union Co.
3.32%, 11/01/66†	700,000	617,750
Sprint Capital Corporation
6.88%, 11/15/28	40,000	41,100
8.75%, 03/15/32	120,000	143,700
Sprint Nextel Corporation
9.00%, 11/15/18 144A	80,000	99,100
7.00%, 08/15/20Δ	640,000	707,200
Staples, Inc.
2.75%, 01/12/18Δ	200,000	202,377
State Street Corporation
4.96%, 03/15/18	530,000	602,760
SunTrust Banks, Inc.
3.60%, 04/15/16	300,000	321,485
SunTrust Preferred Capital I
4.00%, 06/29/49†	357,000	308,805
Superior Energy Services, Inc.
7.13%, 12/15/21	80,000	89,900
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	723,109
Tenet Healthcare Corporation
9.25%, 02/01/15	1,262,000	1,426,060
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	307,506
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	160,000	165,804
Time Warner Cable, Inc.
8.75%, 02/14/19Δ	560,000	741,499
4.13%, 02/15/21Δ	70,000	75,256
5.88%, 11/15/40	220,000	235,389
Time Warner, Inc.
4.70%, 01/15/21Δ	10,000	11,295
6.10%, 07/15/40Δ	140,000	162,897

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.25%, 03/29/41	$40,000	$47,455
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	540,643
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	520,000
Transatlantic Holdings, Inc.
8.00%, 11/30/39	225,000	313,845
Union Bank NA
1.23%, 06/06/14†	2,600,000	2,620,137
2.13%, 06/16/17	700,000	721,217
United Airline 1993 Pass Through Trust A
9.21%, 01/21/17+	81,116	—
United Airline 1995 Pass Through Trust A
9.56%, 10/19/18@	129,474	39,652
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	126,220	146,415
United Technologies Corporation
3.10%, 06/01/22Δ	50,000	52,509
4.50%, 06/01/42	250,000	267,575
UnitedHealth Group, Inc.
4.88%, 04/01/13	410,000	410,000
1.63%, 03/15/19	170,000	170,721
Univision Communications, Inc.
6.75%, 09/15/22 144A	370,000	401,450
Verizon Communications, Inc.
6.10%, 04/15/18	90,000	108,735
3.50%, 11/01/21Δ	715,000	744,379
2.45%, 11/01/22Δ	10,000	9,478
Verizon Global Funding Corporation
4.38%, 06/01/13Δ	140,000	140,898
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	160,000	174,060
Wachovia Bank NA
6.60%, 01/15/38	275,000	365,465
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	580,000	582,755
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,957,960
5.63%, 10/15/16	250,000	285,553
Walgreen Co.
1.80%, 09/15/17Δ	300,000	303,989
Waste Management, Inc.
7.38%, 05/15/29	140,000	181,890
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	494,019
WellPoint, Inc.
1.25%, 09/10/15	110,000	110,976
5.88%, 06/15/17Δ	720,000	848,380
Wells Fargo & Co.
3.68%, 06/15/16 STEP	290,000	313,819
4.60%, 04/01/21Δ	70,000	80,079
3.45%, 02/13/23Δ	280,000	282,468
Wells Fargo Capital X
5.95%, 12/01/86	200,000	202,891
Williams Cos., Inc.
7.50%, 01/15/31	10,000	12,308
7.75%, 06/15/31	25,000	31,231
8.75%, 03/15/32Δ	451,000	608,791
WPX Energy, Inc.
6.00%, 01/15/22	130,000	136,825
Xylem, Inc.
3.55%, 09/20/16	350,000	373,215

Total Corporate Bonds (Cost $172,815,604)		186,910,824

FOREIGN BONDS — 16.3%
Australia — 0.5%
Australia Government Bond
5.50%, 12/15/13(A)	400,000	424,159
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21Δ	940,000	994,872
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	461,445
1.25%, 09/18/15	570,000	575,997
5.00%, 10/15/19 144A	50,000	58,542
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	523,225
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16Δ	30,000	31,344
3.50%, 11/02/20Δ	770,000	812,827
4.13%, 05/20/21	110,000	118,999
3.75%, 09/20/21	90,000	94,984

		4,096,394

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34Δ	175,000	226,700
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	163,651
Weatherford International, Ltd.
9.63%, 03/01/19@	265,000	346,513

		736,864

Canada — 0.6%
Barrick Gold Corporation
3.85%, 04/01/22Δ	130,000	133,141
Nexen, Inc.
6.40%, 05/15/37Δ	275,000	356,468
7.50%, 07/30/39	250,000	364,740
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	126,404
Province of Ontario
3.15%, 06/02/22(C)	1,500,000	1,535,676
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	369,439
Rogers Communications, Inc.
6.38%, 03/01/14Δ	90,000	94,641
6.75%, 03/15/15	10,000	11,116
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	427,077
Videotron, Ltd.
5.00%, 07/15/22	525,000	535,500
Xstrata Finance Canada, Ltd.
1.80%, 10/23/15 144A	390,000	394,678
5.80%, 11/15/16 144A	80,000	91,157
2.45%, 10/25/17 144A	1,140,000	1,156,763

		5,596,800

42	See Notes to Schedules of Investments.

	Par	Value
Cayman Islands — 0.7%
Petrobras International Finance Co.
3.88%, 01/27/16Δ	$250,000	$262,872
6.13%, 10/06/16Δ	271,000	304,333
5.75%, 01/20/20	235,000	259,998
5.38%, 01/27/21Δ	990,000	1,073,153
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	325,000	352,816
Transocean, Inc.
5.05%, 12/15/16	130,000	144,566
6.00%, 03/15/18	200,000	226,766
6.50%, 11/15/20	925,000	1,070,630
6.38%, 12/15/21	345,000	402,362
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	932,000	960,935
8.25%, 01/17/34Δ	80,000	103,368
6.88%, 11/21/36	511,000	582,977

		5,744,776

Chile — 0.1%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	240,000	250,806
Chile Government International Bond
3.63%, 10/30/42Δ	460,000	427,340
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	221,501

		899,647

Colombia — 0.0%
Colombia Government International Bond
4.38%, 07/12/21	341,000	382,261

Denmark — 0.3%
BRFkredit A/S
2.05%, 04/15/13 144A	1,200,000	1,200,743
FIH Erhvervsbank A/S
2.00%, 06/12/13 144A	1,000,000	1,003,418

		2,204,161

France — 0.7%
Banque PSA Finance SA
2.21%, 04/04/14 144A†@	800,000	793,252
BNP Paribas SA
2.38%, 09/14/17Δ	350,000	355,557
Cie de Financement Foncier SA
2.13%, 04/22/13 144A@	3,500,000	3,502,845
Compagnie Generale de Geophysique - Veritas
9.50%, 05/15/16	250,000	263,750
7.75%, 05/15/17	155,000	160,425
Credit Agricole SA
8.38%, 10/29/49 144A†	980,000	1,076,775

		6,152,604

Germany — 2.6%
Bundesschatzanweisungen
1.75%, 06/14/13(E)	6,600,000	8,490,076
0.75%, 09/13/13(E)Δ	9,000,000	11,575,277
State of North Rhine-Westphalia
1.63%, 09/17/14Δ	2,500,000	2,542,835

		22,608,188

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	4

		15

India — 0.4%
ICICI Bank, Ltd.
2.04%, 02/24/14 144A†	3,400,000	3,410,023

Indonesia — 0.1%
Indonesia Government International Bond
8.50%, 10/12/35Δ	230,000	340,975
7.75%, 01/17/38	490,000	686,245

		1,027,220

Ireland — 0.1%
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.20%, 03/06/22 144A	320,000	318,000
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
8.38%, 04/30/13 144A	120,000	120,690
6.49%, 02/02/16 144A	230,000	247,250
7.75%, 02/02/21 144AΔ	200,000	224,500

		910,440

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	300,000	390,601
5.50%, 12/04/23Δ	100,000	130,406
5.50%, 04/26/24	500,000	655,273

		1,176,280

Italy — 0.5%
Intesa Sanpaolo SpA
2.69%, 02/24/14 144A†@Δ	3,400,000	3,420,427
3.63%, 08/12/15 144A	290,000	289,957
3.88%, 01/16/18Δ	775,000	750,194

		4,460,578

Japan — 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	330,000	347,913
Mizuho Corporate Bank, Ltd.
2.95%, 10/17/22 144A	600,000	583,692
Nippon Life Insurance Co.
5.00%, 10/18/42 144A†	675,000	691,031
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@Δ	250,000	269,578
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	330,000	346,024

		2,238,238

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Jersey — 0.2%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	$800,000	$799,849
QBE Capital Funding III, Ltd.
7.25%, 05/24/41 144A†	200,000	208,000
UBM PLC
5.75%, 11/03/20 144A	260,000	275,805

		1,283,654

Luxembourg — 0.6%
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19Δ	290,000	375,550
6.51%, 03/07/22 144A	3,100,000	3,596,000
6.51%, 03/07/22Δ	110,000	127,600
Intelsat Jackson Holdings SA
7.50%, 04/01/21Δ	500,000	558,750
TNK-BP Finance SA
7.50%, 07/18/16Δ	190,000	218,652

		4,876,552

Malaysia — 0.1%
Malaysia Government Bond
3.84%, 08/12/15(R)	2,280,000	749,782
4.26%, 09/15/16(R)	650,000	218,117

		967,899

Mexico — 1.5%
America Movil SAB de CV
5.63%, 11/15/17Δ	270,000	316,493
5.00%, 03/30/20Δ	240,000	271,126
Mexican Bonos
8.00%, 06/11/20(M)	32,757,000	3,175,894
6.50%, 06/09/22(M)	35,244,700	3,190,729
Mexico Cetes
3.77%, 06/20/13(M)Ω†	32,691,000	262,257
3.78%, 06/27/13(M)Ω†	520,284,200	4,170,673
Mexico Government International Bond
6.05%, 01/11/40	134,000	166,495
4.75%, 03/08/44Δ	1,578,000	1,641,120
Petroleos Mexicanos
5.50%, 01/21/21	370,000	426,425

		13,621,212

Netherlands — 0.9%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	161,000	167,795
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21Δ	2,000,000	2,244,240
11.00%, 12/29/49 144A†	487,000	655,419
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	576,291
ING Bank NV
3.90%, 03/19/14 144A	500,000	516,984
2.00%, 09/25/15 144A	725,000	737,044
Lukoil International Finance BV
6.66%, 06/07/22	500,000	595,000
Shell International Finance BV
4.38%, 03/25/20Δ	700,000	812,517
Volkswagen International Finance NV
1.03%, 03/21/14 144A†@	100,000	100,530
0.89%, 04/01/14 144A†	1,500,000	1,503,961

		7,909,781

New Zealand — 0.0%
ANZ National International, Ltd.
1.85%, 10/15/15 144AΔ	220,000	224,527

Norway — 1.3%
DNB Boligkreditt AS
2.10%, 10/14/16 144AΔ	1,300,000	1,346,410
2.90%, 03/29/17 144A@Δ	3,000,000	3,188,253
1.45%, 03/21/19 144A	800,000	801,561
Kommunalbanken AS
1.00%, 09/26/17 144A	500,000	500,142
Sparebank 1 Boligkreditt AS
2.63%, 05/26/17 144A	2,600,000	2,743,694
2.30%, 06/30/18 144A	1,500,000	1,567,430
1.75%, 11/15/19 144A	1,200,000	1,190,929

		11,338,419

Russia — 0.0%
Russia Government Bond
8.15%, 02/03/27(R)	2,420,000	84,155
Russian Foreign Bond
4.50%, 04/04/22 144AΔ	200,000	218,400

		302,555

Singapore — 0.0%
Temasek Financial I, Ltd.
2.38%, 01/23/23 144A	330,000	319,442

Slovenia — 0.1%
Slovenia Government International Bond
5.50%, 10/26/22 144A	310,000	297,600
5.50%, 10/26/22	210,000	201,600

		499,200

South Korea — 0.4%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	243,950
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,677,263

		3,921,213

Spain — 0.2%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14	560,000	563,541
4.66%, 10/09/15	460,000	471,996
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	400,000	404,523
3.78%, 10/07/15 144A	100,000	102,064
Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16	90,000	100,041
6.22%, 07/03/17Δ	20,000	22,428
5.88%, 07/15/19	70,000	77,182
5.13%, 04/27/20	140,000	147,754
5.46%, 02/16/21	200,000	215,741

		2,105,270

44	See Notes to Schedules of Investments.

	Par	Value
Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	$400,000	$398,888

Sweden — 1.1%
Nordea Bank AB
1.21%, 01/14/14 144A†	3,400,000	3,422,406
3.70%, 11/13/14 144A	200,000	209,525
4.88%, 05/13/21 144A	640,000	693,936
Stadshypotek AB
1.45%, 09/30/13 144AΔ	4,000,000	4,022,692
1.88%, 10/02/19 144A	900,000	903,986
Swedbank Hypotek AB
0.73%, 03/28/14 144A†	200,000	199,134

		9,451,679

Switzerland — 0.1%
UBS AG
2.25%, 01/28/14	413,000	418,591
7.63%, 08/17/22Δ	250,000	279,842

		698,433

United Kingdom — 2.2%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	3,007,654
2.11%, 02/16/16(U)†	200,000	311,737
Bank of Scotland PLC
5.25%, 02/21/17 144A	600,000	691,333
Barclays Bank PLC
1.35%, 01/13/14†Δ	2,800,000	2,815,517
6.05%, 12/04/17 144A@	755,000	844,995
BP Capital Markets PLC
5.25%, 11/07/13Δ	940,000	966,385
3.88%, 03/10/15	310,000	328,826
3.20%, 03/11/16	275,000	293,146
4.50%, 10/01/20	725,000	829,717
3.56%, 11/01/21Δ	50,000	53,214
GlaxoSmithKline Capital PLC
2.85%, 05/08/22Δ	350,000	357,785
HSBC Holdings PLC
6.80%, 06/01/38	250,000	320,608
Lloyds TSB Bank PLC
12.00%, 12/29/49 144A†	3,200,000	4,291,696
Northern Rock Asset Management PLC
5.63%, 06/22/17 144A	1,400,000	1,632,925
Royal Bank of Scotland Group PLC
5.00%, 10/01/14Δ	40,000	41,215
2.55%, 09/18/15	560,000	575,905
6.40%, 10/21/19	160,000	191,288
7.64%, 03/29/49†Δ	200,000	180,000
Standard Chartered PLC
5.50%, 11/18/14 144A@	250,000	268,275
3.95%, 01/11/23 144A	375,000	374,229
Virgin Media Finance PLC
5.25%, 02/15/22	525,000	536,156
WPP Finance UK
8.00%, 09/15/14	336,000	368,994

		19,281,600

Venezuela — 0.0%
Venezuela Government International Bond
9.25%, 09/15/27	240,000	237,360

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144A	4,000,000	4,290,000
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144AΔ	230,000	240,381

		4,530,381

Total Foreign Bonds (Cost $139,147,598)		143,612,554

LOAN AGREEMENTS — 0.1%
Dell, Inc. Bridge Loan, TI 1L
0.96%, 11/06/13†@	600,000	597,000
Dell, Inc. Bridge Loan, TI 2L
0.96%, 11/06/13†@	400,000	398,000

Total Loan Agreements (Cost $995,000)		995,000

MORTGAGE-BACKED SECURITIES — 29.1%
ABN Amro Mortgage Corporation
5.50%, 06/25/33 IOΩ†	4,966	83
Aire Valley Mortgages PLC
0.50%, 09/20/66 144A†	156,077	146,448
0.52%, 09/20/66 144A†	373,555	348,415
0.62%, 09/20/66†	435,002	410,729
Alternative Loan Trust
5.50%, 10/25/33	100,331	105,939
0.52%, 11/20/35†	863,778	605,941
0.53%, 11/20/35†	1,640,527	1,172,406
0.47%, 01/25/36†	485,688	401,381
0.39%, 09/25/46†	1,111,986	782,255
American Home Mortgage Assets Trust
1.10%, 11/25/46†	1,169,453	655,188
Banc of America Commercial Mortgage Trust
5.89%, 07/10/44†	900,000	1,013,588
5.76%, 05/10/45†	30,000	33,679
5.42%, 09/10/45†	117,000	129,217
5.62%, 04/10/49†	75,000	84,358
Banc of America Mortgage Trust
3.00%, 07/25/34†	181,548	179,953
Banc of America Re-REMIC Trust
5.63%, 02/17/51 144A†	100,000	113,626
Bear Stearns Adjustable Rate Mortgage Trust
2.73%, 02/25/33†	30,483	30,769
5.30%, 05/25/34†	123,075	119,642
2.60%, 03/25/35†	879,895	885,366
Bear Stearns Alt-A Trust
0.84%, 04/25/34†	75,351	70,433
2.77%, 05/25/35†	483,613	470,345
2.93%, 09/25/35†	1	1

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bear Stearns Commercial Mortgage Securities Trust
5.72%, 06/11/40†	$60,000	$68,536
5.90%, 06/11/50†	120,000	138,521
Bear Stearns Structured Products, Inc. Trust
2.62%, 01/26/36†	1,213,847	946,568
Berica ABS Srl
0.51%, 12/30/55(E)†	2,200,000	2,737,028
Chase Mortgage Finance Trust
2.94%, 02/25/37†	165,678	164,405
CHL Mortgage Pass-Through Trust
2.89%, 02/19/34†	903,536	906,404
0.44%, 03/25/36†	344,863	273,547
Citigroup Global/Royal Bank of Scotland PLC
3.37%, 03/01/35+	100,000	102,972
COMM Mortgage Trust
4.06%, 12/10/44	200,000	216,749
4.93%, 12/10/44†	125,000	140,777
5.65%, 12/10/44†	100,000	115,061
5.31%, 12/10/46	500,000	564,108
Commercial Mortgage Pass-Through Certificates
5.38%, 02/15/40	1,550,000	1,694,435
5.55%, 01/15/49†	203,000	226,252
Commercial Mortgage Trust
5.87%, 07/10/38†	177,000	198,060
Credit Suisse First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†@	118,127	—
5.25%, 07/25/33 IOΩ†@	28,459	1,636
0.00%, 08/25/33 IOΩ†@	150,357	2
DBUBS Mortgage Trust
7.25%, 08/10/44 IO 144AΩ†	1,272,084	55,981
Extended Stay America Trust
2.96%, 12/05/31 144A	100,000	101,138
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	2,817	2,912
7.00%, 04/01/15	5,122	5,295
7.00%, 12/01/15	5,085	5,149
8.50%, 06/01/18	2,801	3,061
4.50%, 09/01/18	9,576	10,317
8.00%, 08/01/24	2,003	2,327
4.00%, 10/01/25	856,690	910,224
7.50%, 11/01/29	7,608	9,258
7.50%, 12/01/29	12,038	14,633
7.50%, 02/01/31	23,774	27,046
2.36%, 07/01/31†	25,996	26,401
2.36%, 08/01/31†	3,337	3,362
7.50%, 11/01/31	9,583	9,735
3.10%, 04/01/32†	2,910	3,115
5.00%, 10/01/33	13,797	14,978
2.49%, 03/01/34†	4,092	4,360
5.00%, 12/01/34	35,100	37,928
5.50%, 05/01/35	605,447	659,699
5.00%, 07/01/35	17,775	19,208
5.00%, 08/01/35	240,626	259,716
5.00%, 11/01/35	652,147	703,884
5.50%, 11/01/35	118,260	128,820
5.00%, 12/01/35	42,661	47,632
5.50%, 01/01/36	79,603	87,645
6.00%, 02/01/36	795,587	878,894
3.12%, 01/01/37†	673,789	716,365
5.00%, 02/01/37	98,997	106,479
5.50%, 07/01/37	164,764	179,211
2.30%, 09/01/37†	61,285	65,161
5.00%, 03/01/38	14,313	15,414
5.50%, 04/01/38	52,829	57,216
5.00%, 12/01/38	3,971	4,271
5.00%, 02/01/39	7,593	8,166
0.07%, 03/01/39	100,000	118,062
4.50%, 06/01/39	435,074	465,443
6.50%, 09/01/39	170,297	193,507
4.50%, 03/01/41	13,037	13,973
4.50%, 04/13/41 TBA	1,000,000	1,069,687
5.00%, 06/01/41	18,414	20,001
3.50%, 10/01/42	98,814	104,780
4.00%, 10/01/42	99,246	108,857
3.50%, 11/01/42	794,971	842,473
3.50%, 12/01/42	99,544	105,492
3.50%, 01/01/43	598,104	633,842
3.50%, 02/01/43	399,380	423,244
3.50%, 04/01/43+	200,000	213,764
Federal Home Loan Mortgage Corporation REMIC
4.61%, 04/15/22 POΩ†	10,299	9,186
3.82%, 09/15/31 IOΩ†	929,059	102,496
6.00%, 05/15/36	752,640	843,777
0.70%, 06/15/37†	789,356	795,140
7.73%, 07/15/37 IOΩ†	3,896,357	648,987
(1.00)%, 04/15/39 IOΩ†	770,315	174,218
(0.70)%, 09/15/39 IOΩ†	380,840	83,599
9.46%, 01/15/40 IOΩ†	1,002,897	147,546
10.50%, 02/15/40 IOΩ†	1,627,234	251,773
3.93%, 10/15/41 IOΩ†	467,427	113,211
3.54%, 11/15/41 IOΩ†	457,593	106,836
1.83%, 06/15/42 IOΩ†	95,214	24,255
2.65%, 10/15/42 IOΩ†	394,454	105,510
3.09%, 10/15/42 IOΩ†	488,465	124,969
Federal Housing Administration
8.70%, 10/01/18@	61,796	64,314
Federal National Mortgage Association
8.00%, 06/01/15	9,186	9,512
8.00%, 07/01/15	4,924	4,939
8.00%, 09/01/15	8,799	9,240
3.07%, 12/01/17	963,273	1,029,299
5.00%, 12/01/17	23,260	25,116
2.80%, 03/01/18	576,792	618,161
3.74%, 05/01/18	1,365,142	1,514,001
3.84%, 05/01/18	420,000	467,365
4.51%, 06/01/19	1,000,000	1,153,664
3.42%, 10/01/20	290,626	317,374
3.63%, 12/01/20	193,939	214,051
4.38%, 06/01/21	695,398	801,711
9.50%, 05/01/22	1,425	1,605
2.26%, 07/01/22†	7,416	7,475
5.50%, 09/01/23	186,170	203,854
5.50%, 10/01/23	35,252	38,601
9.50%, 07/01/24	2,862	3,293
5.50%, 05/01/25	1,115,555	1,199,211
4.00%, 04/18/26 TBA	3,000,000	3,209,414
2.50%, 04/01/27 TBA	8,600,000	8,921,157
3.00%, 04/01/27 TBA	2,000,000	2,102,734

46	See Notes to Schedules of Investments.

	Par	Value
2.50%, 04/16/27 TBA	$6,000,000	$6,224,063
2.32%, 07/01/27†	21,230	21,818
2.26%, 08/01/27†	43,927	46,960
2.50%, 10/01/27	3,893,894	4,044,026
2.32%, 11/01/27†	30,225	31,069
2.50%, 12/01/27	975,890	1,013,517
5.50%, 04/01/29	184	202
2.76%, 02/01/30†	125,385	134,592
2.51%, 06/01/30†	17,589	17,847
8.00%, 10/01/30	29,595	36,527
2.68%, 12/01/30†	6,597	7,090
2.32%, 01/01/31†	7,338	7,384
4.50%, 04/01/31	207,690	224,969
2.32%, 05/01/31†	15,748	16,077
4.50%, 05/01/31	671,739	727,626
4.50%, 06/01/31	203,682	220,628
4.50%, 11/01/31	261,456	284,516
6.00%, 11/01/31	6,992	7,834
4.50%, 12/01/31	349,514	380,291
6.00%, 01/01/32	67,772	76,272
6.00%, 03/01/32	23,935	26,663
6.00%, 04/01/32	299,704	336,240
2.32%, 06/01/32†	8,842	9,040
2.26%, 08/01/32†	17,969	18,960
2.25%, 02/01/33†	2,936	2,960
2.26%, 05/01/33†	51,596	54,112
5.00%, 05/01/33	17,299	18,849
6.00%, 05/01/33	567	629
5.00%, 07/01/33	111,268	121,243
5.00%, 08/01/33	8,340	9,256
5.00%, 09/01/33	972,791	1,059,998
5.50%, 09/01/33	4,024	4,469
5.00%, 10/01/33	191,684	208,868
5.00%, 12/01/33	816,278	889,454
6.00%, 12/01/33	979	1,098
5.50%, 02/01/34	5,557	6,171
5.50%, 04/01/34	922	1,037
5.50%, 08/01/34	7,971	8,973
5.50%, 10/01/34	347	390
6.00%, 10/01/34	67,260	75,502
2.29%, 12/01/34†	215,643	229,845
5.50%, 12/01/34	41,895	46,439
6.00%, 12/01/34	715	797
6.00%, 05/01/35	1,749,244	1,944,230
5.00%, 07/01/35	641,364	697,604
5.50%, 07/01/35	368	414
6.00%, 07/01/35	378,986	421,922
5.50%, 08/01/35	765	835
6.00%, 08/01/35	262	289
5.50%, 09/01/35	206,205	227,216
5.00%, 10/01/35	350,899	382,356
6.00%, 10/01/35	68,303	75,881
2.11%, 11/01/35†	114,871	120,777
2.13%, 11/01/35†	108,810	114,711
2.13%, 11/01/35†	155,088	163,115
2.14%, 11/01/35†	135,969	143,013
2.15%, 11/01/35†	98,517	103,575
2.32%, 11/01/35†	18,496	19,012
6.00%, 11/01/35	805,604	901,787
5.50%, 12/01/35	3,622	4,078
6.00%, 12/01/35	16,973	19,006
6.00%, 02/01/36	10,617	11,888
6.00%, 03/01/36	15,350	17,189
5.50%, 04/01/36	138,340	149,077
6.00%, 04/01/36	15,799	17,692
3.88%, 05/01/36†	187,771	198,904
5.50%, 11/01/36	383,070	418,309
6.00%, 01/01/37	2,759	3,026
1.89%, 02/01/37†	798,649	838,796
5.50%, 02/01/37	511	566
5.50%, 03/01/37	21,346	23,416
5.50%, 04/01/37	722	795
5.50%, 05/01/37	1,044	1,149
5.50%, 06/01/37	414	460
6.00%, 06/01/37	408	447
6.00%, 07/01/37	3,164,868	3,544,026
6.50%, 10/01/37	252,031	292,278
7.00%, 10/01/37	25,248	30,001
7.00%, 11/01/37	12,793	15,201
2.32%, 12/01/37†	79,532	82,692
7.00%, 12/01/37	11,857	14,089
2.32%, 01/01/38†	44,526	46,266
5.50%, 02/01/38	518	575
7.00%, 02/01/38	16,077	19,123
4.50%, 03/01/38	24,903	26,835
5.50%, 03/01/38	1,147	1,271
6.00%, 03/01/38	2,303	2,533
4.50%, 04/01/38	865,455	932,591
5.00%, 04/01/38 TBA	1,000,000	1,083,281
6.00%, 04/01/38	1,499	1,643
5.50%, 05/01/38	325	360
5.50%, 06/01/38	1,748	1,941
5.50%, 07/01/38	205,397	228,074
5.50%, 08/01/38	294,736	327,276
7.00%, 08/01/38	19,817	23,571
5.50%, 09/01/38	918	1,017
7.00%, 11/01/38	117,833	140,153
5.50%, 12/01/38	655	721
7.00%, 02/01/39	46,133	54,818
5.00%, 04/01/39	400,222	434,349
4.50%, 08/01/39	450,789	485,758
6.00%, 12/01/39	1,681,581	1,844,152
1.58%, 06/01/40†	70,357	72,908
4.50%, 08/01/40	157,335	169,479
4.00%, 09/01/40	538,380	574,233
4.50%, 09/01/40	568,833	629,135
1.58%, 10/01/40†	207,611	215,304
4.00%, 10/01/40	15,591	16,629
6.00%, 10/01/40	728,460	798,886
2.32%, 11/01/40†	32,501	33,531
4.00%, 11/01/40	80,901	86,289
4.00%, 12/01/40	541,700	577,773
4.50%, 01/01/41	1,488,356	1,605,750
4.50%, 02/01/41	852,088	919,785
4.00%, 03/01/41	33,231	35,455
4.50%, 03/01/41	360,284	388,682
3.50%, 04/01/41 TBA	12,500,000	13,215,469
4.00%, 04/01/41 TBA	4,600,000	4,904,031
4.50%, 04/01/41	859,792	928,101
4.50%, 05/01/41	1,500,114	1,619,294
6.00%, 05/01/41	4,440,425	4,875,957
4.00%, 05/12/41 TBA	2,000,000	2,129,688
4.50%, 06/01/41	535,136	577,652
4.50%, 06/01/41+ TBA	1,000,000	1,089,430
4.00%, 08/01/41	24,802	26,462
4.50%, 08/01/41	185,970	200,745
4.00%, 09/01/41	19,825	21,151

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 09/01/41	$809,752	$874,085
4.50%, 10/01/41	51,146	55,209
4.00%, 11/01/41	1,126,785	1,202,174
4.50%, 11/01/41	690,538	756,189
4.00%, 12/01/41	999,201	1,066,053
4.00%, 01/01/42	20,508	21,960
3.50%, 04/01/42 TBA	7,000,000	7,391,562
4.50%, 04/01/42	150,077	163,595
4.00%, 05/01/42 TBA	2,000,000	2,129,688
5.00%, 05/01/42+	300,000	332,457
4.00%, 06/01/42	1,143,273	1,226,698
3.00%, 09/01/42	—	—
2.50%, 10/01/42	687,106	680,035
3.50%, 10/01/42	1,880,036	1,987,110
4.00%, 10/01/42	396,988	433,164
3.50%, 12/01/42	596,366	633,490
3.00%, 01/01/43	398,404	407,501
2.50%, 04/01/43 TBA	1,200,000	1,189,500
3.00%, 04/01/43 TBA	4,000,000	4,125,625
4.50%, 04/01/43 TBA	600,000	653,892
2.50%, 04/11/43 TBA	8,000,000	7,930,000
3.00%, 05/01/43 TBA	2,900,000	2,982,922
Federal National Mortgage Association Interest STRIP
3.06%, 04/25/27 IOΩ†	835,809	83,719
16.77%, 11/25/39 IOΩ†	210,985	24,193
13.24%, 11/25/41 IOΩ†	450,269	45,610
3.50%, 04/25/42 IO†@	446,685	60,790
4.00%, 04/25/42 IO†@	391,748	50,769
14.96%, 04/25/42 IOΩ†	1,159,984	152,481
Federal National Mortgage Association REMIC
13.63%, 08/25/21 IOΩ†	95	2,065
12.38%, 10/25/21 IOΩ†	145	2,829
6.72%, 07/25/27 IOΩ†	2,195,097	247,936
0.80%, 05/25/30†	303,825	304,233
0.65%, 10/18/30†	26,343	26,378
13.72%, 08/25/36 IOΩ†	2,468,253	353,528
9.58%, 03/25/37 IOΩ†	2,581,451	420,086
10.51%, 11/25/37 IOΩ†	28,017	4,311
1.78%, 03/25/39 IOΩ†	576,471	133,990
6.50%, 06/25/39	97,497	109,207
0.26%, 07/25/39 IOΩ†	267,644	59,101
1.39%, 07/25/40 IOΩ†	589,828	146,211
1.83%, 10/25/40 IOΩ†	977,585	234,988
14.77%, 10/25/40 IOΩ†	418,439	54,464
9.51%, 12/25/40 IOΩ†	301,528	44,056
14.48%, 01/25/41 IOΩ†	460,830	64,307
3.21%, 02/25/41 IOΩ†	94,256	22,389
5.50%, 07/25/41	880,634	1,039,621
11.60%, 07/25/41 IOΩ†	546,175	82,305
0.75%, 09/25/41†	6,215,989	6,255,939
11.53%, 09/25/41 IOΩ†	1,225,688	177,977
6.80%, 10/25/41 IOΩ†	1,361,054	254,158
5.82%, 03/25/42 IOΩ†	600,000	114,563
8.83%, 03/25/42 IOΩ†	416,246	77,658
5.50%, 04/25/42	1,900,000	2,194,893
6.00%, 05/25/42	893,764	983,091
7.84%, 06/25/42 IOΩ†	919,001	165,608
3.99%, 07/25/42 IOΩ†	179,841	41,869
6.50%, 07/25/42	1,100,000	1,314,904
3.80%, 09/25/42 IOΩ†	292,925	71,930
2.31%, 12/25/42 IOΩ†	295,591	80,146
3.23%, 12/25/42 IOΩ†	494,237	126,895
5.88%, 01/25/43 IOΩ†	1,073,543	251,370
FHLMC Multifamily Structured Pass Through Certificates
4.05%, 02/25/18 IOΩ†	5,449,215	354,932
4.08%, 05/25/18 IOΩ†	1,961,193	170,149
4.32%, 11/25/19	1,100,000	1,264,897
3.64%, 01/25/20 IOΩ†	3,822,855	223,270
3.51%, 04/25/20 IOΩ†	2,543,882	167,822
3.71%, 06/25/20 IOΩ†	2,170,374	201,063
3.92%, 08/25/20 IOΩ†	1,273,813	103,171
3.49%, 07/25/21 IOΩ†	1,435,603	158,629
3.49%, 10/25/21 IOΩ†	905,225	98,322
3.57%, 12/25/21 IOΩ†	742,927	73,646
25.00%, 09/25/22 IOΩ†	149,859	10,168
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,500,000	3,938,044
FHLMC Structured Pass-Through Securities
1.58%, 07/25/44†	1,465,216	1,497,348
First Horizon Alternative Mortgage Securities Trust
2.50%, 06/25/34†	726,834	716,758
FREMF Mortgage Trust
4.50%, 12/25/21 144A	200,000	212,638
4.02%, 11/25/44 144A	300,000	314,937
3.88%, 01/25/47 144A	225,000	226,547
Government National Mortgage Association
3.95%, 07/15/25	167,298	180,465
7.00%, 10/15/25	36,539	43,035
7.00%, 01/15/26	7,794	9,225
7.00%, 07/15/27	81,718	98,484
7.00%, 12/15/27	1,358	1,614
7.00%, 01/15/28	16,285	16,807
7.00%, 03/15/28	106,592	125,707
7.00%, 07/15/28	15,417	18,400
7.50%, 07/15/28	13,564	14,054
6.50%, 08/15/28	8,641	10,133
7.00%, 08/15/28	25,546	30,489
7.50%, 08/15/28	10,309	11,879
6.50%, 09/15/28	36,080	42,312
7.00%, 10/15/28	40,332	48,137
7.50%, 03/15/29	30,051	36,812
7.50%, 11/15/29	21,850	22,877
1.63%, 11/20/29†	50,889	53,305
8.50%, 08/15/30	2,176	2,588
8.50%, 11/20/30	12,741	15,425
6.50%, 08/15/31	67,752	77,209
7.50%, 08/15/31	17,042	19,853
6.50%, 10/15/31	120,171	137,002
6.00%, 11/15/31	359,240	404,470
6.50%, 11/15/31	206,575	235,408
6.00%, 12/15/31	84,142	94,736
6.00%, 01/15/32	147,878	168,275
6.00%, 02/15/32	243,064	273,667
6.50%, 02/15/32	207,814	236,229
6.00%, 04/15/32	106,778	121,521
7.50%, 04/15/32	74,169	77,710
6.50%, 06/15/32	111,613	127,192
6.50%, 07/15/32	3,671	4,183
6.50%, 08/15/32	250,690	285,681
6.50%, 09/15/32	260,499	296,860
6.00%, 10/15/32	184,956	208,243

48	See Notes to Schedules of Investments.

	Par	Value
6.00%, 11/15/32	$155,759	$175,970
6.00%, 12/15/32	78,461	88,340
6.50%, 12/15/32	22,153	25,245
6.00%, 01/15/33	101,853	114,677
6.00%, 02/15/33	74,334	83,693
6.50%, 04/15/33	529,640	603,567
6.00%, 05/15/33	464,328	522,789
6.00%, 06/15/33	22,466	25,294
6.00%, 10/15/33	183,542	206,651
6.50%, 10/15/33	166,932	190,232
6.00%, 12/15/33	382,769	430,962
6.50%, 08/15/34	474,134	563,730
19.35%, 02/16/36 IOΩ†	752,498	75,693
12.59%, 12/16/36 IOΩ†	243,470	32,250
0.50%, 03/20/37†	1,289,169	1,291,384
0.50%, 05/20/37†	570,456	571,417
12.30%, 05/20/37 IOΩ†	534,857	76,853
6.20%, 02/20/38 IOΩ†	476,458	72,095
6.00%, 09/20/38	916,646	1,049,181
10.51%, 11/20/38 IOΩ†	332,161	43,086
5.00%, 01/15/39	—	—
7.73%, 03/20/39 IOΩ†	188,034	27,648
5.00%, 04/01/39 TBA	1,000,000	1,087,500
11.94%, 01/20/40 IOΩ†	223,715	35,533
6.37%, 02/16/40 IOΩ†	214,250	40,341
4.50%, 03/15/40	370,690	406,728
5.00%, 07/20/40	59,123	65,628
5.00%, 09/20/40	229,209	252,368
7.34%, 09/20/40 IOΩ†	410,680	71,123
9.02%, 09/20/40 IOΩ†	466,974	77,031
6.00%, 10/20/40	102,894	116,428
6.00%, 01/20/41	119,404	135,109
9.88%, 01/20/41 IOΩ†	245,068	38,814
12.59%, 03/16/41 IOΩ†	92,168	11,007
9.46%, 03/20/41 IOΩ†	188,527	30,128
4.00%, 04/01/41 TBA	1,100,000	1,198,871
4.50%, 04/20/41	1,181,102	1,306,484
5.97%, 11/16/41 IOΩ†	166,885	41,083
3.50%, 04/01/42 TBA	2,000,000	2,141,000
2.50%, 04/01/43 TBA	1,000,000	993,437
3.00%, 04/01/43 TBA	1,100,000	1,149,844
2.50%, 04/18/43 TBA	2,000,000	1,986,875
3.00%, 04/18/43 TBA	14,000,000	14,634,375
3.00%, 05/21/43 TBA	7,000,000	7,297,500
0.60%, 12/20/60†	476,436	475,795
0.68%, 03/20/61†	549,688	551,834
0.71%, 03/20/61†	368,702	370,512
0.55%, 12/20/62†	1,775,383	1,771,004
Granite Master Issuer PLC
0.28%, 12/20/54†	2,106,899	2,070,078
0.32%, 12/20/54(E)†	251,570	317,865
0.34%, 12/20/54(E)†	31,446	39,733
0.34%, 12/20/54†	503,140	494,347
0.73%, 12/20/54(U)†	566,033	843,979
0.81%, 12/20/54(U)†	62,892	93,775
Granite Mortgages PLC
0.59%, 01/20/44(E)†	184,525	234,701
0.89%, 01/20/44(U)†	56,020	84,408
GreenPoint Mortgage Funding Trust
0.38%, 01/25/37†	1,017,469	631,703
GS Mortgage Securities Corporation Trust
3.55%, 04/10/34 144A	116,000	121,976
GS Mortgage Securities Trust
3.57%, 08/10/44 IO 144AΩ†	470,890	39,667
5.80%, 08/10/45†	500,000	572,135
GSMPS Mortgage Loan Trust
0.66%, 02/25/35 144A†	122,453	109,503
GSR Mortgage Loan Trust
2.66%, 09/25/35†	564,945	580,294
Impac CMB Trust
0.92%, 10/25/34†	85,951	69,321
0.46%, 11/25/35†	880,858	525,167
Indymac ARM Trust
1.79%, 01/25/32†	7,705	7,297
IndyMac INDX Mortgage Loan Trust
0.39%, 09/25/46†	1,142,482	835,246
JP Morgan Alternative Loan Trust
0.46%, 01/25/36†	470,474	430,833
JP Morgan Chase Commercial Mortgage Securities Trust
5.44%, 05/15/45	158,000	176,292
5.34%, 05/15/47	1,000,000	1,125,950
5.88%, 02/12/51†	10,000	11,747
5.93%, 02/12/51†	300,000	346,588
JP Morgan Mortgage Trust
4.86%, 02/25/35†	222,849	225,511
LB-UBS Commercial Mortgage Trust
25.00%, 06/15/36 IO 144AΩ†@	611,856	561
Luminent Mortgage Trust
0.37%, 12/25/36†	2,619,191	1,908,775
0.40%, 02/25/46†	779,296	546,983
MASTR Adjustable Rate Mortgages Trust
2.68%, 05/25/34†	228,256	224,283
0.84%, 11/25/34†	505,309	485,923
2.71%, 11/25/35 144A†	951,646	607,903
Merrill Lynch Mortgage Investors Trust
1.17%, 11/25/29†	336,098	323,850
1.76%, 10/25/35†	80,792	79,461
MLCC Mortgage Investors, Inc.
0.88%, 04/25/28†	384,181	377,611
Morgan Stanley Bank of America Merrill Lynch Trust
3.67%, 08/15/45 IO 144AΩ†	1,011,774	112,581
2.92%, 02/15/46	120,000	122,020
3.21%, 02/15/46	121,000	123,147
Morgan Stanley Capital I Trust
5.48%, 02/12/44†	50,000	55,905
Permanent Master Issuer PLC
1.69%, 07/15/42 144A†@	1,000,000	1,008,877
Prime Mortgage Trust
5.50%, 05/25/35 144A	3,401,940	3,246,257
6.00%, 05/25/35 144A	2,980,062	2,988,348
Radamantis European Loan Conduit No 24 PLC
0.68%, 10/25/15(U)†	152,889	230,567
Reperforming Loan REMIC Trust
0.62%, 11/25/34 144A†	17,403	14,804
0.56%, 03/25/35 144A†	68,831	59,797

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sequoia Mortgage Trust
0.82%, 07/20/33†	$191,056	$183,264
Structured Adjustable Rate Mortgage Loan Trust
0.54%, 08/25/35†	327,716	309,184
Structured Asset Mortgage Investments II Trust
0.45%, 07/19/35†	193,499	175,744
Structured Asset Securities Corporation
0.55%, 06/25/35 144A†	195,897	158,006
UBS-Barclays Commercial Mortgage Trust
3.32%, 12/10/45 144A	160,000	160,241
Wachovia Bank Commercial Mortgage Trust
5.38%, 12/15/43	80,000	87,925
Washington Mutual Mortgage Pass-Through Certificates
2.48%, 02/25/33†	13,098	13,103
2.45%, 02/25/37†	710,042	560,494
4.93%, 02/25/37†	503,007	430,434
1.58%, 06/25/42†	30,312	29,136
0.49%, 07/25/45†	310,000	288,928
0.49%, 10/25/45†	1,869,837	1,733,442
0.94%, 04/25/47†	1,158,933	994,735
Wells Fargo Alternative Loan Trust
2.89%, 12/28/37†	1,434,344	1,102,400
Wells Fargo Mortgage-Backed Securities Trust
2.75%, 08/25/33†	371,058	379,871
WF-RBS Commercial Mortgage Trust
4.60%, 02/15/44 IO 144AΩ†	1,554,794	73,434
3.59%, 06/15/45 IO 144AΩ†	326,506	35,641

Total Mortgage-Backed Securities (Cost $256,741,395)		257,407,458

MUNICIPAL BONDS — 2.0%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	4,204,200
American Municipal Power, Inc., Hydroelectric Project, Revenue Bond, Series B
8.08%, 02/15/50	300,000	446,469
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	298,887
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	1,800,000	2,209,932
Illinois Finance Authority, University of Chicago, Revenue Bond, Series B
5.75%, 07/01/33	1,800,000	2,141,334
Los Angeles Community College District, General Obligation
6.75%, 08/01/49	300,000	423,492
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	414,579
New Jersey State Turnpike Authority, Revenue Bond, Series B
5.00%, 01/01/25	200,000	234,864
5.00%, 01/01/26	400,000	464,576
5.00%, 01/01/27	400,000	461,660
Pennsylvania Higher Education Assistance Agency, Student Loan, Revenue Bond, Sub-Series HH-10
3.09%, 05/01/46†	2,100,000	1,997,978
Port Authority of New York & New Jersey, Revenue Bond
4.46%, 10/01/62	2,800,000	2,798,908
State of California, General Obligation
7.95%, 03/01/36	165,000	206,611
7.55%, 04/01/39	385,000	556,198
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	450,064

Total Municipal Bonds (Cost $15,924,038)		17,309,752

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
3-Year Eurodollar Mid-Curve Option, Strike Price $98.38, Expires 06/14/13 (GSC)	35	2,625

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $3.45, Expires 09/21/15 (RBS)	$2,300,000	199,675

Total Purchased Options (Cost $196,568)		202,300

	Par
U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Bonds
7.50%, 11/15/24	$800,000	1,254,625
4.38%, 02/15/38Δ	400,000	500,125
4.38%, 05/15/40	300,000	376,078
3.88%, 08/15/40Δ‡‡	2,400,000	2,776,500
3.13%, 02/15/42	2,580,000	2,593,302
3.00%, 05/15/42Δ	1,500,000	1,468,829
2.75%, 08/15/42	6,848,000	6,354,732
2.75%, 11/15/42‡‡	8,096,600	7,505,799
3.13%, 02/15/43	3,600,000	3,607,312

		26,437,302

50	See Notes to Schedules of Investments.

	Par	Value
U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21‡‡	$4,700,000	$5,835,284
0.13%, 01/15/22	8,500,000	9,414,092
0.13%, 07/15/22	2,600,000	2,838,664
0.13%, 01/15/23	2,000,000	2,153,948
2.13%, 02/15/40	950,000	1,428,412
2.13%, 02/15/41	1,700,000	2,534,126
0.75%, 02/15/42	300,000	319,921

		24,524,447

U.S. Treasury Notes
0.25%, 01/31/14	1,600,000	1,601,563
1.25%, 03/15/14Δ	10,150,000	10,256,260
0.25%, 03/31/14	19,400,000	19,417,441
1.75%, 03/31/14	3,500,000	3,555,374
0.13%, 12/31/14Δ‡‡	4,400,000	4,393,127
0.38%, 11/15/15	50,000	50,086
0.75%, 10/31/17	3,130,000	3,139,537
0.75%, 02/28/18Δ	40,000	39,997
2.88%, 03/31/18	900,000	993,515
1.38%, 01/31/20	11,130,000	11,258,696
1.25%, 02/29/20	10,430,000	10,447,929
2.63%, 08/15/20	1,300,000	1,420,149
2.63%, 11/15/20	2,500,000	2,727,150
3.13%, 05/15/21	1,500,000	1,689,053
2.13%, 08/15/21	23,500,000	24,561,166
2.00%, 11/15/21Δ‡‡	32,900,000	33,933,257
2.00%, 02/15/22	4,600,000	4,729,734
1.75%, 05/15/22	4,000,000	4,012,188
1.63%, 08/15/22	6,000,000	5,923,596
1.63%, 11/15/22Δ	4,590,000	4,509,358
2.00%, 02/15/23Δ	7,800,000	7,899,941

		156,559,117

Total U.S. Treasury Obligations (Cost $204,920,923)		207,520,866

	Shares
PREFERRED STOCKS — 0.4%
GMAC Capital Trust I	23,879	649,509
Wells Fargo & Co.Δ	2,400	3,093,000

Total Preferred Stocks (Cost $2,012,980)		3,742,509

	Par
REPURCHASE AGREEMENTS — 3.5%
Morgan Stanley & Co., Inc.
0.21% (dated 03/28/13, due 04/01/13, repurchase price $15,000,350, collateralized by Federal National Mortgage Association, 1.600%, due 12/24/20, total market value $15,270,133)	$15,000,000	15,000,000
0.23% (dated 04/01/13, due 04/02/13, repurchase price $16,100,103, collateralized by Federal Home Loan Mortgage Association, 2.650%, due 11/06/14, total market value $16,438,666)	16,100,000	16,100,000

Total Repurchase Agreements (Cost $31,100,000)		31,100,000

	Shares
MONEY MARKET FUNDS — 21.3%
GuideStone Money Market Fund (GS4 Class)¥	109,281,484	109,281,484
Northern Institutional Liquid Assets Portfolio§	79,058,788	79,058,788

Total Money Market Funds (Cost $188,340,272)		188,340,272

TOTAL INVESTMENTS — 121.1% (Cost $1,046,645,392)		1,070,672,426

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $133.00, Expires 05/24/13 (MLCS)	(37)	(15,031)
U.S. Dollar vs. Japanese Yen, Strike Price $95.00, Expires 05/09/13 (CITIC)	(30,100)	(38,908)

		(53,939)

	Notional Amount
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (BAR)	$(600,000)	(2,026)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (GSC)	(1,400,000)	(4,726)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (DEUT)	(1,900,000)	(6,415)
3-Month LIBOR, Strike Price $1.80, Expires 07/29/13 (MSCS)	(2,300,000)	(7,765)

		(20,932)

	Number of Contracts
Put Options — 0.0%
3-Year Eurodollar Mid-Curve Option, Strike Price $98.13, Expires 06/14/13 (GSC)	(35)	(875)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.30, Expires 04/29/13 (BAR)	$(3,500,000)	(586)
3-Month LIBOR, Strike Price $1.30, Expires 04/29/13 (DEUT)	(5,100,000)	(853)
3-Month LIBOR, Strike Price $1.40, Expires 09/03/13 (DEUT)	(9,800,000)	(30,803)
3-Month LIBOR, Strike Price $2.50, Expires 09/21/15 (RBS)	(9,700,000)	(173,536)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (BAR)	(600,000)	(1,898)

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (GSC)	$(1,400,000)	$(4,429)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (DEUT)	(1,900,000)	(6,010)
3-Month LIBOR, Strike Price $2.65, Expires 07/29/13 (MSCS)	(2,300,000)	(7,276)
6-Month EURIBOR, Strike Price $0.85, Expires 04/24/13 (MSCS)	(1,600,000)	(17)
6-Month EURIBOR, Strike Price $0.85, Expires 07/24/13 (BAR)	(2,500,000)	(27)
6-Month EURIBOR, Strike Price $1.15, Expires 07/24/13 (BAR)	(2,000,000)	(437)
6-Month EURIBOR, Strike Price $1.15, Expires 07/24/13 (CS)	(9,500,000)	(2,074)
6-Month EURIBOR, Strike Price $1.50, Expires 06/03/13 (CS)	(1,300,000)	(199)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (CITI)	(700,000)	(291)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (DEUT)	(1,700,000)	(707)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (RBS)	(1,800,000)	(748)
6-Month EURIBOR, Strike Price $1.70, Expires 07/24/13 (BAR)	(5,300,000)	(2,204)

		(232,095)

Total Written Options (Premiums received $(456,526))		(307,841)

	Par
SECURITY SOLD SHORT — (0.1)%
U.S. Treasury Note
1.63%, 11/15/22 (Cost $(577,963))	$(600,000)	(589,453)

TBA SALE COMMITMENTS — (0.6)%
Federal National Mortgage Association
6.00%, 04/01/39 TBA	(1,000,000)	(1,095,313)
4.50%, 04/01/42 TBA	(3,000,000)	(3,232,031)
5.00%, 04/01/42 TBA	(1,000,000)	(1,083,281)

Total TBA Sale Commitments (Cost $(5,393,945))		(5,410,625)

Liabilities in Excess of Other Assets — (20.4)%		(180,350,611)

NET ASSETS — 100.0%		$884,013,896

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	29.1
U.S. Treasury Obligations	23.5
Money Market Funds	21.3
Corporate Bonds	21.1
Foreign Bonds	16.3
Repurchase Agreements	3.5
Asset-Backed Securities	2.7
Futures Contracts	2.4
Municipal Bonds	2.0
Agency Obligations	1.1
Preferred Stocks	0.4
Loan Agreements	0.1
Swap Agreements	0.1
Purchased Options	— **
Written Options	— **
Security Sold Short	(0.1)
TBA Sale Commitments	(0.6)
Forward Foreign Currency Contracts	(5.7)

117.2

** Rounds to less than 0.005%.

52	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2013:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	$300,000	$2,087	$—	$2,087
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(2,051)	5,778	(7,829)

					$600,000	$36	$5,778	$(5,742)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625% due 09/15/17	0.16%	1.00%	09/20/13	UBS	USD	$900,000	$4,072	$(6,173)	$10,245
Federated Republic of Brazil, 12.50% due 03/06/30	1.18%	(1.04)%	05/20/17	DEUT	USD	1,000,000	1,893	—	1,893
GMAC LLC, 6.88% due 08/28/12	1.93%	(3.53)%	09/20/17	DEUT	USD	4,100,000	286,922	—	286,922

						$6,000,000	$292,887	$(6,173)	$299,060

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX IG16 Index	1.00%	06/20/14	JPM	USD	$5,600,000	$(60,115)	$(28,105)	$(32,010)
Dow Jones CDX IG16 Index	1.00%	06/20/14	JPM	USD	5,300,000	(56,894)	(28,464)	(28,430)
Dow Jones CDX IG16 Index	1.00%	06/20/14	DEUT	USD	4,100,000	(44,012)	(21,276)	(22,736)
Dow Jones CDX IG16 Index	1.00%	06/20/14	BOA	USD	900,000	(9,661)	(4,350)	(5,311)
Dow Jones CDX IG14 Index	(1.00)%	06/20/15	CME	USD	3,900,000	(59,405)	4,286	(63,691)
Dow Jones CDX HY15 Index	(5.00)%	12/20/15	CME	USD	2,112,000	(166,084)	43,560	(209,644)
Dow Jones CDX IG15 Index	(1.00)%	12/20/15	CME	USD	1,200,000	(19,125)	8,329	(27,454)
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CME	USD	4,000,000	(62,566)	65,674	(128,240)
Dow Jones CDX IG9 Index	(0.80)%	12/20/17	CME	USD	7,163,200	71,219	319,075	(247,856)
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	CME	USD	7,356,800	(150,164)	66,318	(216,482)

					$41,632,000	$(556,807)	$425,047	$(981,854)

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
CMBX.NA.AAA.4	0.96%	0.35%	02/17/51	BOA	USD	$1,500,000	$(42,755)	$(54,283)	$11,528
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	CITI	USD	1,200,000	(34,204)	(33,476)	(728)
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	CITI	USD	1,100,000	(31,354)	(29,415)	(1,939)
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	DEUT	USD	1,100,000	(31,354)	(36,974)	5,620
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	BOA	USD	1,100,000	(31,354)	(34,226)	2,872
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	CITI	USD	600,000	(17,102)	(20,666)	3,564
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	CITI	USD	600,000	(17,102)	(20,474)	3,372
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	DEUT	USD	500,000	(14,252)	(17,076)	2,824
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	CITI	USD	500,000	(14,252)	(15,943)	1,691
CMBX.NA.AAA.4	0.97%	0.35%	02/17/51	BOA	USD	500,000	(14,252)	(17,474)	3,222
Dow Jones CDX IG16 Index	1.00%	1.00%	06/20/16	JPM	USD	4,825,000	75,470	13,048	62,422
Dow Jones CDX IG16 Index	1.00%	1.00%	06/20/16	BOA	USD	3,000,000	46,924	4,394	42,530
Dow Jones CDX IG16 Index	1.00%	1.00%	06/20/16	DEUT	USD	2,125,000	33,238	5,618	27,620

						$18,650,000	$(92,349)	$(256,947)	$164,598

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	7.66%	01/02/14	BOA	USD	$92,180,000	$(1,248)	$—	$(1,248)
Brazil CETIP Interbank Deposit	7.78%	01/02/15	BAR	BRL	26,500,000	(86,836)	(15,659)	(71,177)
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	9,000,000	66,840	13,238	53,602
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	7,700,000	145,500	4,241	141,259
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	5,300,000	111,888	18,066	93,822
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	3,700,000	(1,220)	5,655	(6,875)
Brazil CETIP Interbank Deposit	7.62%	01/02/15	DEUT	BRL	1,800,000	(8,762)	(3,500)	(5,262)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	3,530	5,030	(1,500)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	700,000	(1,986)	(60)	(1,926)
Brazil CETIP Interbank Deposit	8.49%	01/02/17	BNP	BRL	1,100,000	(7,139)	—	(7,139)
6-Month EURIBOR	2.00%	03/21/17	CME	EUR	5,500,000	352,579	63,942	288,637
3-Month LIBOR	(0.75)%	05/31/17	JPM	USD	42,000,000	93,324	(45,038)	138,362
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	2,200,000	212,403	(6,974)	219,377
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,300,000	125,511	(3,682)	129,193
6-Month BBR BBSW Index	3.75%	03/15/18	CME	AUD	3,000,000	28,950	12,314	16,636
6-Month BBR BBSW Index	3.50%	03/15/18	CME	AUD	1,700,000	(3,869)	4,639	(8,508)
3-Month LIBOR	(1.40)%	03/20/18	DEUT	USD	16,700,000	(370,815)	(106,694)	(264,121)
3-Month LIBOR	1.00%	06/19/18	JPM	USD	39,700,000	(97,575)	(286,505)	188,930
6-Month BBR BBSW Index	3.75%	12/11/18	CME	AUD	10,700,000	11,550	(24,089)	35,639
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	2,800,000	230,741	—	230,741
6-Month BBR BBSW Index	3.75%	03/15/23	CME	AUD	3,800,000	(93,970)	(24,740)	(69,230)
6-Month BBR BBSW Index	4.25%	03/15/23	CME	AUD	1,500,000	27,767	8,178	19,589
6-Month BBR BBSW Index	4.00%	03/15/23	GSC	AUD	100,000	(345)	—	(345)
3-Month LIBOR	2.00%	06/19/23	CME	USD	14,600,000	126,934	238,560	(111,626)
3-Month LIBOR	(2.00)%	06/19/23	DEUT	USD	5,500,000	47,818	(101,364)	149,182
6-Month EURIBOR	2.00%	09/18/23	CME	EUR	1,000,000	(24,859)	13,643	(38,502)
3-Month LIBOR	(2.50)%	06/19/33	CITI	USD	2,800,000	159,605	(21,706)	181,311
3-Month LIBOR	(2.75)%	06/19/43	DEUT	USD	500,000	28,950	(15,787)	44,737

					$304,380,000	$1,075,266	$(268,292)	$1,343,558

Total Swap agreements outstanding at March 31, 2013					$371,262,000	$719,033	$(100,587)	$819,620

54	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$9,823,029	$—	$9,823,029	$—
Asset-Backed Securities	23,707,862	—	22,329,072	1,378,790
Corporate Bonds	186,910,824	—	184,090,651	2,820,173
Foreign Bonds	143,612,554	—	143,612,539	15
Loan Agreements	995,000	—	995,000	—
Money Market Funds	188,340,272	188,340,272	—	—
Mortgage-Backed Securities	257,407,458	—	248,703,886	8,703,572
Municipal Bonds	17,309,752	—	17,309,752	—
Preferred Stocks	3,742,509	649,509	—	3,093,000
Purchased Options	202,300	2,625	199,675	—
Repurchase Agreements	31,100,000	—	31,100,000	—
U.S. Treasury Obligations	207,520,866	—	207,520,866	—

Total Assets — Investments in Securities	$1,070,672,426	$188,992,406	$865,684,470	$15,995,550

Other Financial Instruments***
Swap Agreements	$719,033	$—	$719,033	$—

Total Assets — Other Financial Instruments	$719,033	$—	$719,033	$—

Liabilities:
Investments in Securities:
Security Sold Short	$(589,453)	$—	$(589,453)	$—
TBA Sale Commitments	(5,410,625)	—	(5,410,625)	—
Written Options	(307,841)	(15,906)	(291,935)	—

Total Liabilities — Investments in Securities	$(6,307,919)	$(15,906)	$(6,292,013)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(99,889)	$—	$(99,889)	$—
Futures Contracts	(405,077)	(405,077)	—	—

Total Liabilities — Other Financial Instruments	$(504,966)	$(405,077)	$(99,889)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities	Preferred Stock
Balance, 12/31/12	$14,016,404	$1,782,083	$2,846,064	$157,695	$6,290,562	$2,940,000
Accrued discounts/premiums	(2,259)	1,336	(1,328)	—	(2,267)	—
Realized gain (loss)	(1,868)	(1,066)	(3,035)	—	2,233	—
Change in unrealized appreciation (depreciation)	236,653	328	81,002	1,764	559	153,000
Purchases	3,132,601	—	—	—	3,132,601	—
Sales	(1,235,993)	(403,472)	(9,327)	(159,444)	(663,750)	—
Transfers in to Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Maturities	—	—	—	—	—	—
Paydowns	(149,988)	(419)	(93,203)	—	(56,366)	—

Balance, 03/31/13	$15,995,550	$1,378,790	$2,820,173	$15	$8,703,572	$3,093,000

56	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.3%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39 (Cost $5,866,272)	$4,300,000	$5,517,648

CORPORATE BONDS — 60.3%
AbbVie, Inc.
4.40%, 11/06/42 144A	1,417,000	1,434,596
Aflac, Inc.
6.90%, 12/17/39	1,669,000	2,194,817
6.45%, 08/15/40	5,705,000	7,186,492
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	81,375
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	10,704
6.75%, 01/15/28Δ	235,000	258,559
5.95%, 02/01/37Δ	2,607,000	2,524,574
Ally Financial, Inc.
8.00%, 11/01/31Δ	177,000	224,790
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	533,801	573,523
American Express Co.
4.05%, 12/03/42Δ	5,065,000	4,882,437
American International Group, Inc.
5.45%, 05/18/17	30,000	34,430
Andarko Holding Co.
7.15%, 05/15/28Δ	250,000	301,641
AT&T, Inc.
6.50%, 09/01/37Δ	8,387,000	10,319,499
4.30%, 12/15/42 144A	1,355,000	1,267,593
Bank of America Corporation
5.49%, 03/15/19	300,000	336,257
5.00%, 05/13/21	140,000	157,192
Bank of America NA
6.00%, 10/15/36	8,152,000	9,801,957
Barrick North America Finance LLC
5.70%, 05/30/41	3,634,000	3,864,461
Bruce Mansfield Unit
6.85%, 06/01/34	1,160,872	1,290,892
Burlington Northern Santa Fe LLC
4.38%, 09/01/42	1,262,000	1,257,813
California Institute of Technology
4.70%, 11/01/11	4,030,000	4,162,623
Camden Property Trust
5.70%, 05/15/17Δ	25,000	28,605
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	276,040
6.88%, 01/15/28	65,000	64,498
7.60%, 09/15/39Δ	755,000	734,392
7.65%, 03/15/42Δ	295,000	285,853
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	10,000	10,975
6.88%, 11/15/20	15,000	16,425
2.75%, 11/15/35 CONV	75,000	75,469
2.50%, 05/15/37 CONVΔ	200,000	192,625
2.25%, 12/15/38 CONV	50,000	44,625
Ciena Corporation
3.75%,
10/15/18 CONV 144A	155,000	176,506
Citigroup, Inc.
6.88%, 06/01/25	400,000	510,575
8.13%, 07/15/39Δ	6,084,000	8,947,769
Comcast Corporation
5.65%, 06/15/35	660,000	767,346
6.95%, 08/15/37Δ	625,000	833,790
4.50%, 01/15/43Δ	6,350,000	6,406,966
Continental Airlines 1999-2 Class B Pass Through Trust
7.57%, 09/15/21	74,641	78,844
Continental Airlines 2000-2 Class B Pass Through Trust
8.31%, 10/02/19	138,625	150,062
Continental Airlines 2009-1 Pass Through Trust
9.00%, 01/08/18	1,660,249	1,919,663
Corning, Inc.
7.25%, 08/15/36Δ	850,000	1,094,386
Cummins, Inc.
5.65%, 03/01/98Δ	2,520,000	2,576,314
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	1,039,426
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	554,228
Dillard’s, Inc.
7.75%, 07/15/26	890,000	972,325
7.00%, 12/01/28Δ	500,000	527,500
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,467,612
Florida Power & Light Co.
4.05%, 06/01/42	2,940,000	2,987,954
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,142,500
Ford Motor Co.
4.25%, 11/15/16 CONV	175,000	281,312
6.63%, 10/01/28	680,000	787,203
6.38%, 02/01/29	1,255,000	1,407,353
General Electric Capital Corporation
6.75%, 03/15/32Δ	3,000,000	3,829,815
6.15%, 08/07/37	5,114,000	6,194,829
5.88%, 01/14/38	150,000	175,506
Goldman Sachs Group, Inc.
5.38%, 03/15/20	415,000	473,504
6.75%, 10/01/37	500,000	562,062
Halliburton Co.
7.45%, 09/15/39	870,000	1,281,412
4.50%, 11/15/41Δ	650,000	701,665
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,047,500
7.05%, 12/01/27	500,000	492,500
Hewlett-Packard Co.
6.00%, 09/15/41Δ	5,310,000	5,423,268
HSBC Bank USA NA
7.00%, 01/15/39	6,848,000	9,055,925
Intel Corporation
3.25%, 08/01/39 CONV	1,155,000	1,392,503
International Lease Finance Corporation
5.88%, 08/15/22Δ	5,000	5,399
International Paper Co.
8.70%, 06/15/38	2,643,000	3,886,849

See Notes to Schedules of Investments.	57

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
iStar Financial, Inc.
5.70%, 03/01/14Δ	$1,171,000	$1,210,521
3.00%, 11/15/16 CONV	100,000	117,812
7.13%, 02/15/18	180,000	189,450
Jefferies Group LLC
5.13%, 04/13/18	80,000	87,600
6.88%, 04/15/21	365,000	427,904
6.45%, 06/08/27	50,000	55,500
3.88%, 11/01/29 CONV	65,000	67,072
6.25%, 01/15/36	185,000	193,788
6.50%, 01/20/43	3,500,000	3,743,684
JPMorgan Chase & Co.
5.60%, 07/15/41	7,127,000	8,509,125
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	280,000	315,884
Kraft Foods Group, Inc.
6.88%, 01/26/39	4,568,000	6,040,129
6.50%, 02/09/40	3,013,000	3,876,387
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,580,989
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	278,908
Masco Corporation
7.75%, 08/01/29	275,000	310,280
6.50%, 08/15/32	55,000	56,184
Massachusetts Institute of Technology
5.60%, 07/01/11	1,927,000	2,585,230
Mead Corporation
7.55%, 03/01/47@	515,000	572,923
Merrill Lynch & Co., Inc.
6.11%, 01/29/37Δ	900,000	1,017,056
MetLife, Inc.
5.88%, 02/06/41	6,373,000	7,658,071
6.40%, 12/15/66	310,000	340,612
Morgan Stanley
0.75%, 10/18/16†Δ	100,000	97,508
5.63%, 09/23/19	295,000	339,682
5.50%, 01/26/20Δ	100,000	114,741
5.50%, 07/24/20	200,000	230,685
5.75%, 01/25/21	300,000	347,232
3.75%, 02/25/23Δ	100,000	101,286
6.25%, 08/09/26	600,000	718,947
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	51,230
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	120,565
Nationwide Mutual Insurance Co.
6.60%, 04/15/34 144A	150,000	156,000
New Albertsons, Inc.
7.45%, 08/01/29Δ	55,000	44,344
8.70%, 05/01/30	25,000	21,125
8.00%, 05/01/31Δ	295,000	240,425
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	2,255,000	2,527,009
Owens Corning
7.00%, 12/01/36	3,940,000	4,496,813
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,300,070
ProLogis LP
5.63%, 11/15/15	35,000	38,433
Prudential Financial, Inc.
6.63%, 06/21/40	5,412,000	6,908,185
5.63%, 05/12/41	987,000	1,127,719
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,665,000
6.38%, 05/15/33	1,000,000	1,010,000
Qwest Corporation
7.25%, 09/15/25Δ	1,000,000	1,138,347
6.88%, 09/15/33	2,250,000	2,247,709
RR Donnelley & Sons Co.
8.25%, 03/15/19Δ	250,000	271,250
SandRidge Energy, Inc.
7.50%, 02/15/23	350,000	364,875
Sempra Energy
6.00%, 10/15/39	2,491,000	3,109,057
SLM Corporation
5.00%, 06/15/18	1,035,000	1,046,086
5.63%, 08/01/33	1,460,000	1,350,500
Sprint Capital Corporation
6.90%, 05/01/19Δ	55,000	60,638
6.88%, 11/15/28	2,350,000	2,414,625
8.75%, 03/15/32	20,000	23,950
Target Corporation
7.00%, 01/15/38	2,330,000	3,340,169
Textron, Inc.
6.63%, 04/07/20(U)	160,000	284,151
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,214,312
6.75%, 06/15/39	2,995,000	3,546,224
5.88%, 11/15/40	1,700,000	1,818,913
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,049,000	1,454,190
Toro Co.
6.63%, 05/01/37@Δ	300,000	308,026
Travelers Cos., Inc.
6.25%, 06/15/37	4,825,000	6,456,892
United States Steel Corporation
2.75%, 04/01/19 CONV	130,000	132,112
United Technologies Corporation
4.50%, 06/01/42	2,927,000	3,132,771
UnitedHealth Group, Inc.
5.80%, 03/15/36Δ	920,000	1,096,687
6.50%, 06/15/37	767,000	992,377
6.63%, 11/15/37	2,526,000	3,303,965
5.70%, 10/15/40	1,210,000	1,436,807
3.95%, 10/15/42Δ	181,000	171,183
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,605,179
University of Southern California
5.25%, 10/01/11	3,014,000	3,624,507
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	460,000	514,050
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	305,000	320,059
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	100,000	105,687
Verizon Communications, Inc.
6.40%, 02/15/38	968,000	1,168,212

58	See Notes to Schedules of Investments.

	Par	Value
6.90%, 04/15/38	$1,000,000	$1,285,788
7.35%, 04/01/39	979,000	1,319,615
6.00%, 04/01/41	2,770,000	3,233,806
Verizon Maryland, Inc.
5.13%, 06/15/33	150,000	154,189
VPI Escrow Corporation
6.38%, 10/15/20 144A	390,000	412,912
Wachovia Bank NA
5.85%, 02/01/37	4,577,000	5,554,144
6.60%, 01/15/38	2,257,000	2,999,474
WellPoint, Inc.
5.95%, 12/15/34	846,000	1,002,319
6.38%, 06/15/37	2,766,000	3,415,081
Western Union Co.
6.20%, 11/17/36Δ	3,000,000	3,084,600
Weyerhaeuser Co.
8.50%, 01/15/25	520,000	706,607
6.88%, 12/15/33	580,000	705,981

Total Corporate Bonds (Cost $224,211,156)		258,868,237

FOREIGN BONDS — 22.4%
Australia — 1.7%
Barrick PD Australia Finance Propriety, Ltd.
5.95%, 10/15/39	2,870,000	3,127,571
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	838,993
Queensland Treasury Corporation
5.75%, 11/21/14(A)	60,000	65,047
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40Δ	2,946,000	3,307,551

		7,339,162

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	1,505,691

Canada — 6.2%
Canada Generic Residual STRIP
2.11%, 06/01/25(C)Ω†	3,685,000	2,790,748
Methanex Corporation
6.00%, 08/15/15	25,000	27,136
5.25%, 03/01/22	100,000	111,720
Ontario Generic Residual STRIP
2.96%, 07/13/22(C)Ω†	3,025,000	2,240,468
3.58%, 03/08/29(C)Ω†	7,000,000	3,956,135
Saskatchewan Residual STRIP
1.22%, 04/10/14(C)Ω†	3,535,000	3,451,868
2.62%, 02/04/22(C)Ω†	3,000,000	2,321,716
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	510,150
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	3,541,000	4,469,737
7.63%, 01/15/39	2,000,000	2,878,454
Xstrata Finance Canada, Ltd.
6.00%, 11/15/41 144AΔ	3,511,000	3,717,696

		26,475,828

Ireland — 1.3%
Ireland Government Bond
4.50%, 10/18/18(E)Δ	870,000	1,196,945
5.00%, 10/18/20(E)	75,000	103,890
5.40%, 03/13/25(E)	1,300,000	1,806,305
XL Group PLC
6.38%, 11/15/24	585,000	710,986
6.25%, 05/15/27Δ	1,530,000	1,864,325

		5,682,451

Italy — 0.4%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	25,000	32,865
5.75%, 02/01/33(E)	25,000	34,430
5.00%, 08/01/34(E)	25,000	31,822
Telecom Italia Capital SA
6.38%, 11/15/33	755,000	737,234
6.00%, 09/30/34Δ	1,010,000	942,694

		1,779,045

Luxembourg — 0.4%
ArcelorMittal
6.13%, 06/01/18Δ	435,000	470,322
6.00%, 03/01/21Δ	45,000	47,386
7.50%, 10/15/39	430,000	443,112
7.25%, 03/01/41Δ	975,000	973,011

		1,933,831

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	315,213

Mexico — 0.8%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	222,351
Mexican Bonos
8.00%, 12/07/23(M)	31,800,000	3,217,383

		3,439,734

Netherlands — 3.9%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41Δ	1,023,000	1,161,601
Deutsche Telekom International Finance BV
4.88%, 03/06/42 144A	3,800,000	3,829,321
EDP Finance BV
4.75%, 09/26/16(E)	300,000	399,267
6.00%, 02/02/18 144AΔ	800,000	846,000
4.90%, 10/01/19 144A	1,000,000	1,010,000
Enel Finance International NV
6.80%, 09/15/37 144AΔ	100,000	103,582
6.00%, 10/07/39 144AΔ	2,210,000	2,110,031
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,366,830
5.00%, 03/15/42	2,500,000	2,821,827

		16,648,459

Norway — 1.2%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	99,789
4.25%, 05/19/17(K)	11,940,000	2,281,216

See Notes to Schedules of Investments.	59

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Statoil ASA
4.25%, 11/23/41	$2,601,000	$2,717,985

		5,098,990

Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	75,000	89,719
3.85%, 04/15/21(E)	255,000	280,241
4.95%, 10/25/23(E)	280,000	322,066

		692,026

Spain — 0.6%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	665,000	673,066
Telefonica Emisiones SA Unipersonal
7.05%, 06/20/36	1,720,000	1,855,018
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	79,154

		2,607,238

Supranational — 1.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	6,365,000	5,875,001
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	2,470,000	1,994,994

		7,869,995

United Kingdom — 3.5%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	689,964
10.18%, 06/12/21 144A	6,312,000	8,488,662
BG Energy Capital PLC
5.13%, 10/15/41 144A	585,000	659,204
HBOS PLC
6.75%, 05/21/18 144A	700,000	781,529
6.00%, 11/01/33 144A	925,000	891,220
Standard Chartered PLC
5.30%, 01/09/43 144A	3,201,000	3,330,496

		14,841,075

Total Foreign Bonds (Cost $83,227,190)		96,228,738

MORTGAGE-BACKED SECURITY — 0.4%
Community Program Loan Trust
4.50%, 04/01/29 (Cost $1,521,413)	1,704,031	1,720,795

MUNICIPAL BONDS — 7.9%
California Educational Facilities Authority, Stanford University, Revenue Bond
5.25%, 04/01/40	4,690,000	6,440,214
Escondido Union High School District, CABS-Election 2008, General Obligation, Series C
5.04%, 08/01/46Ω†	1,875,000	373,519
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured)
5.17%, 06/15/45Ω†	9,800,000	1,966,958
5.18%, 06/15/46Ω†	1,240,000	236,009
5.19%, 06/15/47Ω†	400,000	72,420
Metropolitan Transportation Authority, Revenue Bond, Series E
6.81%, 11/15/40	1,020,000	1,343,840
New Jersey State Turnpike Authority, Revenue Bond, Series A
7.10%, 01/01/41	706,000	997,049
Ohio State University, Revenue Bond, Series A
4.80%, 06/01/11	1,470,000	1,563,257
Placentia-Yorba Linda Unified School District, General Obligation, Series D
5.04%, 08/01/42Ω†	905,000	218,187
Port Authority of New York & New Jersey, Revenue Bond
4.46%, 10/01/62	6,410,000	6,407,500
San Bernardino Community College District, General Obligation, Series B
5.39%, 08/01/48Ω†	2,845,000	443,621
Santa Barbara Secondary High School District, General Obligation, Series A
4.94%, 08/01/40Ω†	1,500,000	412,530
Santa Barbara Unified School District, General Obligation, Series A
4.93%, 08/01/41Ω†	705,000	175,961
Southwestern Community College District, General Obligation, Series C
4.98%, 08/01/46Ω†	3,975,000	797,027
State of California, General Obligation
7.50%, 04/01/34	2,135,000	2,973,713
7.55%, 04/01/39	1,190,000	1,719,157
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	625,951
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	5,912,000	6,082,857
Westside Union School District, General Obligation, Series B
5.34%, 08/01/40Ω†	1,600,000	416,064
5.36%, 08/01/45Ω†	2,170,000	436,886

Total Municipal Bonds (Cost $28,489,977)		33,702,720

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds
5.38%, 02/15/31	8,150,000	11,338,687
3.13%, 11/15/41	6,868,000	6,909,854

Total U.S. Treasury Obligations (Cost $18,661,845)		18,248,541

60	See Notes to Schedules of Investments.

	Shares	Value
PREFERRED STOCKS — 0.1%
Ally Financial, Inc. 144AΔ	82	$81,093
Chesapeake Energy Corporation CONV	620	54,932
Chesapeake Energy Corporation CONV 144AΔ	50	51,094
El Paso Energy Capital Trust I CONV	5,350	314,205

Total Preferred Stocks (Cost $343,689)		501,324

MONEY MARKET FUNDS — 9.1%
GuideStone Money Market Fund (GS4 Class)¥	8,907,335	8,907,335
Northern Institutional Liquid Assets Portfolio§	30,232,541	30,232,541

Total Money Market Funds (Cost $39,139,876)		39,139,876

TOTAL INVESTMENTS — 105.8% (Cost $401,461,418)		453,927,879
Liabilities in Excess of Other Assets — (5.8)%		(24,857,226)

NET ASSETS — 100.0%		$429,070,653

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	60.3
Foreign Bonds	22.4
Money Market Funds	9.1
Municipal Bonds	7.9
U.S. Treasury Obligations	4.3
Asset-Backed Security	1.3
Mortgage-Backed Security	0.4
Preferred Stocks	0.1

105.8

See Notes to Schedules of Investments.	61

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$5,517,648	$—	$5,517,648	$—
Corporate Bonds	258,868,237	—	254,594,667	4,273,570
Foreign Bonds	96,228,738	—	96,228,738	—
Money Market Funds	39,139,876	39,139,876	—	—
Mortgage-Backed Security	1,720,795	—	1,720,795	—
Municipal Bonds	33,702,720	—	33,702,720	—
Preferred Stocks	501,324	420,231	—	81,093
U.S. Treasury Obligations	18,248,541	—	18,248,541	—

Total Assets — Investments in Securities	$453,927,879	$39,560,107	$410,013,109	$4,354,663

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Preferred Stock
Balance, 12/31/12	$4,353,820	$4,273,283	$80,537
Accrued discounts/premiums	402	402	—
Realized gain (loss)	1,403	1,403	—
Change in unrealized appreciation (depreciation)	86,986	86,430	556
Purchases	—	—	—
Sales	(87,948)	(87,948)	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Maturities	—	—	—
Paydowns	—	—	—

Balance, 03/31/13	$4,354,663	$4,273,570	$81,093

62	See Notes to Schedules of Investments.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 94.8%
U.S. Treasury Bonds
3.13%, 02/15/42	$80,000	$80,413
2.75%, 08/15/42	765,000	709,896
2.75%, 11/15/42	260,000	241,028
3.13%, 02/15/43	680,000	681,381

		1,712,718

U.S. Treasury Inflationary Index Bonds
1.88%, 07/15/13	1,780,000	2,275,894
2.00%, 01/15/14	7,710,000	9,929,291
1.25%, 04/15/14	1,820,000	2,046,117
2.00%, 07/15/14	3,908,200	5,053,834
1.63%, 01/15/15	2,310,000	2,971,682
0.50%, 04/15/15	10,656,900	11,896,365
1.88%, 07/15/15	2,943,700	3,823,113
2.00%, 01/15/16	2,335,000	3,019,754
0.13%, 04/15/16	28,120,600	31,172,767
2.50%, 07/15/16	1,967,200	2,595,454
0.13%, 04/15/17	7,813,300	8,545,311
2.13%, 01/15/19	475,900	622,813
1.38%, 01/15/20	163,900	207,987
1.25%, 07/15/20	800,000	1,009,407
1.13%, 01/15/21‡‡	4,690,000	5,822,869
0.63%, 07/15/21	1,320,000	1,543,233
0.13%, 01/15/22	5,174,200	5,730,635
0.13%, 07/15/22	4,255,000	4,645,582
0.13%, 01/15/23	12,490,000	13,451,403
2.38%, 01/15/25‡‡	8,220,200	13,493,954
2.00%, 01/15/26	2,275,000	3,439,562
2.38%, 01/15/27	3,040,000	4,729,825
1.75%, 01/15/28	4,915,000	6,876,421
3.63%, 04/15/28	3,055,000	6,800,448
2.50%, 01/15/29	5,135,000	7,704,317
3.88%, 04/15/29	3,160,000	7,203,766
3.38%, 04/15/32	512,100	1,070,275
2.13%, 02/15/40	2,292,600	3,447,135
2.13%, 02/15/41	3,448,900	5,141,145
0.75%, 02/15/42	6,234,400	6,648,386
0.63%, 02/15/43	2,900,000	2,919,417

		185,838,162

U.S. Treasury Notes
0.88%, 04/30/17	1,975,000	1,998,917
2.00%, 02/15/23	2,700,000	2,734,595

		4,733,512

Total U.S. Treasury Obligations (Cost $182,515,306)		192,284,392

	Shares
MONEY MARKET FUND — 2.0%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $3,944,304)	3,944,304	3,944,304
TOTAL INVESTMENTS — 96.8% (Cost $186,459,610)		196,228,696

Other Assets in Excess of Liabilities — 3.2%		6,570,891
NET ASSETS — 100.0%		$202,799,587

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	94.8
Money Market Fund	2.0
Futures Contracts	(0.5)
Forward Foreign Currency Contracts	(2.9)

93.4

See Notes to Schedules of Investments.	63

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Fund	$3,944,304	$3,944,304	$—	$—
U.S. Treasury Obligations	192,284,392	—	192,284,392	—

Total Assets — Investments in Securities	$196,228,696	$3,944,304	$192,284,392	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$304,612	$—	$304,612	$—
Futures Contracts	75,549	75,549	—	—

Total Assets — Other Financial Instruments	$380,161	$75,549	$304,612	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

64	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Par	Value
CORPORATE BONDS — 31.8%
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	$106,000	$130,380
Access Midstream Partners LP
6.13%, 07/15/22	150,000	161,625
4.88%, 05/15/23	160,000	158,200
AES Corporation
9.75%, 04/15/16	10,000	11,975
8.00%, 06/01/20	350,000	416,500
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	75,000	58,125
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,352
6.75%, 01/15/28Δ	185,000	203,547
5.95%, 02/01/37Δ	65,000	62,945
Ally Financial, Inc.
7.50%, 12/31/13Δ	15,000	15,675
6.75%, 12/01/14	399,000	429,922
5.50%, 02/15/17Δ	70,000	76,053
8.00%, 12/31/18	104,000	124,930
8.00%, 03/15/20	200,000	249,000
7.50%, 09/15/20Δ	415,000	507,856
8.00%, 11/01/31Δ	345,000	438,150
Altegrity, Inc.
10.50%, 11/01/15 144A	65,000	58,175
American Axle & Manufacturing, Inc.
7.75%, 11/15/19Δ	70,000	77,700
6.25%, 03/15/21	30,000	30,900
6.63%, 10/15/22Δ	150,000	156,000
American International Group, Inc.
5.45%, 05/18/17	25,000	28,692
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,520
6.38%, 09/15/17	120,000	143,375
Appleton Papers, Inc.
11.25%, 12/15/15	102,000	113,985
Arch Coal, Inc.
9.88%, 06/15/19 144AΔ	400,000	412,000
Ashland, Inc.
4.75%, 08/15/22 144A	140,000	142,800
AT&T, Inc.
3.88%, 08/15/21	60,000	64,994
6.55%, 02/15/39	220,000	272,699
Ball Corporation
5.75%, 05/15/21Δ	380,000	412,300
Bank of America Corporation
4.63%, 08/07/17(E)	300,000	430,950
5.49%, 03/15/19	100,000	112,086
5.00%, 05/13/21	100,000	112,280
Beazer Homes USA, Inc.
7.25%, 02/01/23 144AΔ	50,000	51,250
Calpine Corporation
7.88%, 01/15/23 144A	392,000	437,080
Calumet Specialty Products Partners LP
9.38%, 05/01/19	270,000	303,750
CCO Holdings LLC
7.00%, 01/15/19	230,000	248,975
6.50%, 04/30/21	190,000	201,875
Cemex Finance LLC
9.38%, 10/12/22	350,000	408,625
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	75,000	82,312
6.88%, 11/15/20	5,000	5,475
5.75%, 03/15/23	140,000	142,275
2.75%, 11/15/35 CONV	110,000	110,688
2.50%, 05/15/37 CONVΔ	270,000	260,044
2.25%, 12/15/38 CONV	25,000	22,312
Ciena Corporation
0.88%, 06/15/17 CONVΔ	135,000	122,766
3.75%, 10/15/18 CONV 144A	415,000	472,581
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	149,575
Citigroup, Inc.
7.38%, 09/04/19(E)	380,000	636,647
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	118,938
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	200,000	201,023
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	125,000	144,316
Colorado Interstate Gas Co. LLC
5.95%, 03/15/15	20,000	21,907
Comcast Corporation
5.15%, 03/01/20Δ	170,000	201,699
Concho Resources, Inc.
5.50%, 10/01/22	520,000	543,400
ConocoPhillips
6.50%, 02/01/39	20,000	26,840
CONSOL Energy, Inc.
8.25%, 04/01/20	210,000	233,625
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/23	487,553	554,592
Continental Airlines 2009-1 Pass Through Trust
9.00%, 01/08/18	1,037,656	1,199,790
Continental Rubber Of America Corporation
4.50%, 09/15/19 144A	350,000	359,625
Countrywide Financial Corporation
6.25%, 05/15/16Δ	280,000	312,096
Cricket Communications, Inc.
7.75%, 05/15/16Δ	190,000	198,550
CSC Holdings LLC
6.75%, 11/15/21	250,000	281,562
Cummins, Inc.
5.65%, 03/01/98	1,340,000	1,369,945
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	120,000	123,750
Delta Air Lines 2007-1 Class B Pass Through Trust
8.02%, 02/10/24	73,678	81,140
DISH DBS Corporation
5.88%, 07/15/22 144AΔ	600,000	632,250
Dynegy Holdings Escrow
6.15%, 06/01/19+Ω#	893,000	—
El Paso LLC
7.75%, 01/15/32	50,000	56,208

See Notes to Schedules of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	$90,000	$124,165
8.38%, 06/15/32	75,000	107,201
El Pollo Loco, Inc.
17.00%, 01/01/18 PIK 144AΔ	181,667	194,157
Embarq Corporation
8.00%, 06/01/36	995,000	1,050,274
Enterprise Products Operating LLC
9.75%, 01/31/14	100,000	107,464
8.38%, 08/01/66†	60,000	69,051
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,363,246
EXCO Resources, Inc.
7.50%, 09/15/18	200,000	190,250
FirstEnergy Corporation
7.38%, 11/15/31	185,000	217,306
Ford Motor Co.
4.25%, 11/15/16 CONVΔ	830,000	1,334,225
6.63%, 10/01/28	850,000	984,004
Ford Motor Credit Co., LLC
12.00%, 05/15/15	100,000	121,565
Ford Motor Credit Co., LLC
5.00%, 05/15/18	520,000	574,033
Freescale Semiconductor, Inc.
10.13%, 12/15/16	56,000	57,820
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	44,402
Frontier Communications Corporation
7.88%, 01/15/27	405,000	402,975
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	916,080
4.88%, 03/04/15Δ	370,000	399,318
6.50%, 09/28/15(Z)	255,000	226,691
6.75%, 09/26/16(Z)	150,000	137,087
3.15%, 09/07/22Δ	330,000	328,555
6.75%, 03/15/32	30,000	38,298
6.88%, 01/10/39Δ	200,000	262,946
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	906,368
Gerdau Holdings, Inc.
7.00%, 01/20/20	240,000	274,680
Goldman Sachs Group, Inc.
4.75%, 10/12/21(E)Δ	150,000	207,375
6.75%, 10/01/37	355,000	399,064
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	700,350
Gulfmark Offshore, Inc.
6.38%, 03/15/22	220,000	229,900
Hanover Insurance Group, Inc.
7.50%, 03/01/20	385,000	453,832
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20 144A	70,000	70,175
HCA, Inc.
6.38%, 01/15/15	150,000	161,062
7.19%, 11/15/15	205,000	226,525
7.50%, 12/15/23	555,000	596,625
8.36%, 04/15/24	90,000	101,250
7.69%, 06/15/25Δ	775,000	831,188
7.58%, 09/15/25	570,000	597,075
Hercules Offshore, Inc.
10.50%, 10/15/17 144A	80,000	87,200
Hiland Partners LP
7.25%, 10/01/20 144A	100,000	109,750
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω#	185,000	—
ING Capital Funding Trust III
3.91%, 12/29/49†Δ	160,000	155,200
Intel Corporation
2.95%, 12/15/35 CONVΔ	580,000	616,975
3.25%, 08/01/39 CONVΔ	460,000	554,590
International Lease Finance Corporation
5.65%, 06/01/14	80,000	83,900
8.63%, 09/15/15	450,000	513,562
3.88%, 04/15/18	10,000	9,994
5.88%, 04/01/19Δ	210,000	227,883
6.25%, 05/15/19Δ	155,000	170,500
5.88%, 08/15/22Δ	215,000	232,150
iStar Financial, Inc.
5.70%, 03/01/14	62,000	64,092
6.05%, 04/15/15	20,000	20,950
5.88%, 03/15/16Δ	22,000	23,072
3.00%, 11/15/16 CONV	80,000	94,250
7.13%, 02/15/18	150,000	157,875
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	650,000	490,750
7.40%, 04/01/37	5,000	4,012
7.63%, 03/01/97Δ	1,300,000	953,875
Jefferies Group LLC
5.13%, 04/13/18	55,000	60,225
6.88%, 04/15/21	270,000	316,532
5.13%, 01/20/23Δ	305,000	323,551
6.45%, 06/08/27	35,000	38,850
3.88%, 11/01/29 CONV	55,000	56,753
6.25%, 01/15/36	135,000	141,412
Jones Group, Inc.
6.13%, 11/15/34	135,000	115,594
JPMorgan Chase & Co.
4.50%, 01/24/22	160,000	175,669
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	466,972
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21Δ	795,000	732,394
Key Energy Services, Inc.
6.75%, 03/01/21Δ	170,000	178,075
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	90,261
6.95%, 01/15/38Δ	90,000	113,341
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,498,000
Level 3 Financing, Inc.
9.38%, 04/01/19	20,000	22,524
7.00%, 06/01/20 144A	730,000	767,412
8.63%, 07/15/20Δ	220,000	246,125
Lynx II Corporation
7.00%, 04/15/23 144A(U)	130,000	203,208
Magnum Hunter Resources Corporation
9.75%, 05/15/20 144A	120,000	126,600
Masco Corporation
5.85%, 03/15/17	90,000	99,557
7.75%, 08/01/29	250,000	282,073

66	See Notes to Schedules of Investments.

	Par	Value
6.50%, 08/15/32	$175,000	$178,769
MBIA Insurance Corporation
11.56%, 01/15/33 144A	435,000	104,400
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	784,928
6.11%, 01/29/37Δ	1,300,000	1,469,081
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	188,818
Molycorp, Inc.
10.00%, 06/01/20	210,000	207,900
Morgan Stanley
4.75%, 04/01/14Δ	40,000	41,364
5.75%, 01/25/21	700,000	810,209
6.25%, 08/09/26Δ	400,000	479,298
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	116,937
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,446,779
NBCUniversal Enterprise, Inc.
1.97%, 04/15/19 144A	410,000	411,717
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	1,600,000	1,793,000
Owens Corning
7.00%, 12/01/36	220,000	251,091
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	840,000	848,925
Pactiv LLC
8.38%, 04/15/27Δ	200,000	192,000
Parker Drilling Co.
9.13%, 04/01/18	400,000	438,000
Peabody Energy Corporation
6.50%, 09/15/20Δ	490,000	524,300
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	620,490
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	900,313
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	1,018,576
Plains Exploration & Production Co.
8.63%, 10/15/19	55,000	62,700
ProLogis LP
6.63%, 05/15/18	15,000	18,058
QEP Resources, Inc.
6.88%, 03/01/21Δ	290,000	331,325
Quicksilver Resources, Inc.
11.75%, 01/01/16Δ	145,000	148,625
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	254,311
Qwest Corporation
3.53%, 06/15/13†	100,000	100,355
7.25%, 09/15/25Δ	105,000	119,526
6.88%, 09/15/33Δ	2,500,000	2,497,455
7.25%, 10/15/35Δ	110,000	113,353
Range Resources Corporation
6.75%, 08/01/20	510,000	563,550
Regency Energy Partners LP
5.50%, 04/15/23Δ	450,000	483,750
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144AΔ	290,000	304,484
Republic Services, Inc.
4.75%, 05/15/23	90,000	102,272
Reynolds Group Issuer, Inc.
9.00%, 04/15/19Δ	330,000	350,625
5.75%, 10/15/20Δ	60,000	61,275
Rock Tenn Co.
4.00%, 03/01/23Δ	600,000	607,982
Ryerson, Inc.
9.00%, 10/15/17 144A	440,000	482,350
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	250,000	260,625
Service Corporation International
7.50%, 04/01/27Δ	75,000	83,625
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	27,933
SLM Corporation
8.45%, 06/15/18	769,000	915,110
8.00%, 03/25/20Δ	10,000	11,638
5.50%, 01/25/23Δ	950,000	944,644
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	79,831
6.75%, 04/16/40	450,000	511,813
5.25%, 11/08/42	200,000	190,374
Springleaf Finance Corporation
5.75%, 09/15/16Δ	700,000	706,125
6.50%, 09/15/17	400,000	400,000
6.90%, 12/15/17	200,000	202,000
Sprint Capital Corporation
6.88%, 11/15/28	50,000	51,375
8.75%, 03/15/32	745,000	892,138
Steel Dynamics, Inc.
7.63%, 03/15/20Δ	100,000	111,500
6.38%, 08/15/22 144A	400,000	434,000
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	133,909
Tenet Healthcare Corporation
8.88%, 07/01/19	462,000	520,905
6.88%, 11/15/31Δ	85,000	78,200
Tesoro Logistics LP
5.88%, 10/01/20 144A	180,000	190,800
Textron Financial Corporation
5.13%, 08/15/14	30,000	31,557
Textron, Inc.
6.63%, 04/07/20(U)	130,000	230,872
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	251,580
8.25%, 04/01/19	40,000	52,133
Time Warner, Inc.
4.00%, 01/15/22	100,000	107,796
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	297,312
tw telecom holdings, Inc.
5.38%, 10/01/22	380,000	398,050
United Air Lines 2007-1 Pass-Through Trust
6.64%, 01/02/24Δ	232,329	252,367
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	505,432	581,247
United Rentals North America, Inc.
8.38%, 09/15/20Δ	270,000	302,400

See Notes to Schedules of Investments.	67

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
United States Steel Corporation
2.75%, 04/01/19 CONVΔ	$115,000	$116,869
Univision Communications, Inc.
7.88%, 11/01/20 144AΔ	150,000	165,750
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	335,000	374,362
US Airways 2012-1 Class B Pass Through Trust
8.00%, 04/01/21	585,000	644,962
US Airways 2012-1 Class C Pass Through Trust
9.13%, 10/01/15	515,000	553,625
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	270,000	283,331
US Oncology, Inc. Escrow
9.12%, 08/15/17+ 144A	155,000	—
USG Corporation
6.30%, 11/15/16	1,250,000	1,331,250
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	255,000	269,503
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18Δ	105,000	112,219
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	35,000	39,444
VPI Escrow Corporation
6.38%, 10/15/20 144A	285,000	301,744
Wachovia Corporation
5.25%, 08/01/14	120,000	127,003
Watco Cos., LLC
6.38%, 04/01/23 144A	100,000	103,375
WellPoint, Inc.
7.00%, 02/15/19	80,000	100,173
Westvaco Corporation
8.20%, 01/15/30	145,000	181,006
7.95%, 02/15/31	110,000	134,614
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	550,338
6.95%, 10/01/27Δ	55,000	67,028
7.38%, 03/15/32	370,000	469,636
6.88%, 12/15/33	490,000	596,432
Williams Cos., Inc.
7.50%, 01/15/31	60,000	73,848
WPX Energy, Inc.
6.00%, 01/15/22 144A	150,000	157,875

Total Corporate Bonds (Cost $66,167,288)		77,015,604

FOREIGN BONDS — 39.4%
Argentina — 0.2%
Argentina Boden Bonds
7.00%, 10/03/15Δ	452,000	393,240
Pan American Energy LLC
7.88%, 05/07/21 144A	61,000	58,865
7.88%, 05/07/21Δ	156,000	150,540

		602,645

Australia — 1.7%
FMG Resources August 2006 Proprietary, Ltd.
7.00%, 11/01/15 144A	30,000	31,575
8.25%, 11/01/19 144AΔ	40,000	43,350
6.88%, 04/01/22 144AΔ	370,000	388,962
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	3,011,180
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	261,590
Rio Tinto Finance (USA), Ltd.
9.00%, 05/01/19	190,000	262,076
St Barbara Ltd.
8.88%, 04/15/18 144A	200,000	204,500

		4,203,233

Bermuda — 0.8%
Digicel Group Ltd.
8.25%, 09/30/20	350,000	372,750
Qtel International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	223,500
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,407,539

		2,003,789

Brazil — 2.7%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14(B)	131,000	67,372
10.00%, 01/01/17(B)	4,207,000	2,182,670
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21Δ	200,000	214,250
Federal Republic of Brazil
10.25%, 01/10/28(B)	5,250,000	3,130,645
Hypermarcas SA
6.50%, 04/20/21 144A	150,000	163,688
Samarco Mineracao SA
4.13%, 11/01/22 144A	275,000	268,262
Telemar Norte Leste SA
5.50%, 10/23/20 144A	110,000	115,225
5.50%, 10/23/20	100,000	104,750
Vale SA
5.63%, 09/11/42Δ	395,000	392,754

		6,639,616

Canada — 3.6%
Atlantic Power Corporation
9.00%, 11/15/18 144AΔ	310,000	325,500
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	4,794,110
Methanex Corporation
5.25%, 03/01/22	75,000	83,790
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	727,797
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,397,088
Stone Container Finance Company of Canada II Escrow
4.96%, 07/15/14+Ω	330,000	6,600
Thompson Creek Metals Co., Inc.
12.50%, 05/01/19Δ	300,000	294,750

		8,629,635

68	See Notes to Schedules of Investments.

	Par	Value
Cayman Islands — 1.4%
Braskem Finance, Ltd.
7.00%, 05/07/20	$350,000	$396,550
5.75%, 04/15/21Δ	200,000	210,700
Fibria Overseas Finance, Ltd.
6.75%, 03/03/21	250,000	278,625
Odebrecht Finance, Ltd.
6.00%, 04/05/23 144AΔ	420,000	472,500
6.00%, 04/05/23Δ	300,000	337,500
Petrobras International Finance Co.
6.88%, 01/20/40Δ	390,000	449,936
6.75%, 01/27/41	270,000	306,529
Suzano Trading, Ltd.
5.88%, 01/23/21 144AΔ	250,000	261,250
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	675,387

		3,388,977

Chile — 0.6%
AES Gener SA
5.25%, 08/15/21 144A	220,000	246,962
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19Δ	120,000	143,850
4.75%, 01/11/22	255,000	266,481
Colbun SA
6.00%, 01/21/20 144AΔ	110,000	124,161
6.00%, 01/21/20Δ	100,000	112,874
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	220,000	231,844
Inversiones CMPC SA
4.75%, 01/19/18 144A	200,000	212,344

		1,338,516

Colombia — 0.6%
Ecopetrol SA
7.63%, 07/23/19	680,000	852,068
Empresa de Energia de Bogota SA
6.13%, 11/10/21 144AΔ	250,000	280,000
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	147,360
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	284,700

		1,564,128

Croatia (Hrvatska) — 0.1%
Croatia Government International Bond
5.50%, 04/04/23 144A	300,000	300,174

Czech Republic — 0.1%
EP Energy AS
5.88%, 11/01/19 144A(E)	120,000	164,110

France — 0.8%
AXA SA
6.21%, 10/29/49(E)†	210,000	266,834
Compagnie Generale de Geophysique — Veritas
9.50%, 05/15/16	650,000	685,750
Electricite de France SA
5.25%, 01/29/49 144A†	580,000	577,290
Europcar Groupe SA
11.50%, 05/15/17(E)	123,000	175,240
Rexel SA
5.25%, 06/15/20 144A	210,000	213,675

		1,918,789

Germany — 6.6%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,892
3.75%, 01/04/19(E)	4,570,000	6,957,170
3.25%, 01/04/20(E)	4,240,000	6,381,088
3.25%, 07/04/21(E)	1,300,000	1,970,207
Kabel Deutschland Holding AG
6.50%, 07/31/17 144A(E)	100,000	138,440
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 144A(E)	160,000	219,585
KM Germany Holdings GmbH
8.75%, 12/15/20 144A(E)	100,000	139,107
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144A	200,000	222,000

		16,030,489

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	1

Indonesia — 0.5%
Indonesia Government International Bond
6.63%, 02/17/37	225,000	279,000
5.25%, 01/17/42 144AΔ	570,000	609,900
Pertamina Persero PT
5.25%, 05/23/21 144A	200,000	216,000

		1,104,900

Ireland — 2.0%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	146,260
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144A	200,000	221,500
7.00%, 11/15/20 144AΔ	200,000	206,000
Ireland Government Bond
4.50%, 10/18/18(E)Δ	680,000	935,543
5.00%, 10/18/20(E)	50,000	69,260
5.40%, 03/13/25(E)	750,000	1,042,099
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144AΔ	360,000	378,900
Novatek OAO via Novatek Finance, Ltd.
6.60%, 02/03/21 144A	200,000	232,500
Ono Finance II PLC
11.13%, 07/15/19(E)	110,000	148,407
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/17 144A	580,000	584,350
XL Group PLC
6.25%, 05/15/27Δ	640,000	779,848

		4,744,667

See Notes to Schedules of Investments.	69

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	$20,000	$26,292
5.75%, 02/01/33(E)	20,000	27,544
5.00%, 08/01/34(E)	20,000	25,457
Seat Pagine Gialle SpA
10.50%, 01/31/17(E)#	129,000	36,379
Telecom Italia Capital SA
6.38%, 11/15/33	855,000	834,881
6.00%, 09/30/34Δ	155,000	144,671

		1,095,224

Luxembourg — 2.3%
Altice Financing SA
8.00%, 12/15/19 144A(E)	120,000	166,128
ArcelorMittal
4.25%, 02/25/15Δ	100,000	103,422
4.25%, 08/05/15Δ	140,000	145,590
6.13%, 06/01/18	305,000	329,766
6.00%, 03/01/21Δ	380,000	400,146
7.50%, 10/15/39	295,000	303,996
7.25%, 03/01/41Δ	690,000	688,592
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	143,568
CSN Resources SA
6.50%, 07/21/20 144A	150,000	161,175
6.50%, 07/21/20Δ	200,000	214,900
Evraz Group SA
9.50%, 04/24/18Δ	270,000	310,838
6.75%, 04/27/18 144A	240,000	249,000
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22Δ	629,000	657,305
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	72,435
Intelsat Jackson Holdings SA
7.25%, 10/15/20Δ	170,000	187,425
7.50%, 04/01/21	30,000	33,525
Ontex IV SA
9.00%, 04/15/19(E)	100,000	133,633
Spie BondCo 3 SCA
11.00%, 08/15/19(E)	200,000	286,494
TNK-BP Finance SA
7.88%, 03/13/18Δ	290,000	349,450
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	125,000	140,188
Wind Acquisition Finance SA
7.25%, 02/15/18 144AΔ	420,000	438,875
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)Δ	9,321	12,247

		5,528,698

Mexico — 2.8%
America Movil SAB de CV
5.63%, 11/15/17	98,000	114,875
Axtel SAB de CV
7.00%, 01/31/20 STEP 144A	124,000	110,360
7.00%, 01/31/20+ STEP CONV 144A(M)	141,300	15,444
Grupo Televisa SAB
6.63%, 03/18/25	100,000	126,443
6.63%, 01/15/40	270,000	331,546
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/16	60,000	63,733
8.00%, 02/01/18	330,000	363,825
Mexican Bonos
8.00%, 06/11/20(M)	19,619,000	1,902,124
6.50%, 06/09/22(M)	6,174,100	558,946
8.00%, 12/07/23(M)	26,500,000	2,681,153
Petroleos Mexicanos
5.50%, 01/21/21	150,000	172,875
6.50%, 06/02/41	135,000	159,637
5.50%, 06/27/44	200,000	206,800

		6,807,761

Netherlands — 2.0%
Clondalkin Acquisition BV
2.20%, 12/15/13 144A(E)†	66,000	84,179
EDP Finance BV
4.75%, 09/26/16(E)	300,000	399,267
6.00%, 02/02/18 144AΔ	200,000	211,500
4.90%, 10/01/19 144A	1,100,000	1,111,000
Indosat Palapa Co. BV
7.38%, 07/29/20 144A	100,000	111,750
7.38%, 07/29/20	100,000	111,750
Lukoil International Finance BV
6.36%, 06/07/17	200,000	228,180
6.66%, 06/07/22Δ	270,000	321,300
LyondellBasell Industries NV
5.75%, 04/15/24Δ	260,000	306,150
New World Resources NV
7.88%, 01/15/21 144A(E)	150,000	174,493
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	131,454
Polish Television Holding BV
11.25%, 05/15/17 STEP 144A(E)	125,000	173,050
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	517,539
UPC Holding BV
8.00%, 11/01/16(E)Δ	154,000	203,715
VimpelCom Holdings BV
7.50%, 03/01/22 144AΔ	200,000	223,060
7.50%, 03/01/22	200,000	223,060
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	346,902

		4,878,349

Norway — 0.7%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	65,602
4.25%, 05/19/17(K)Δ	8,060,000	1,539,917

		1,605,519

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36Δ	61,000	81,587

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	221,500

70	See Notes to Schedules of Investments.

	Par	Value
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	$50,000	$59,813
3.85%, 04/15/21(E)	200,000	219,797
4.95%, 10/25/23(E)	220,000	253,051

		532,661

Russia — 0.5%
Russian Foreign Bond
7.50%, 03/31/30 STEPΔ	932,325	1,156,782

South Africa — 1.1%
Edcon Proprietary, Ltd.
3.45%, 06/15/14(E)†	320,000	410,193
9.50%, 03/01/18 144A(E)	210,000	266,498
South Africa Government Bond
10.50%, 12/21/26(S)	14,779,811	2,036,341

		2,713,032

Spain — 0.3%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	560,000	566,792
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144AΔ	100,000	105,382
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	79,154

		751,328

Supranational — 0.7%
Inter-American Development Bank
5.31%, 09/23/13(N)Ω†	15,900,000,000	1,595,318

Sweden — 0.1%
Corral Petroleum Holdings AB
15.00%, 12/31/17 PIK 144A(E)	164,020	204,994

Trinidad And Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	316,200

Turkey — 0.8%
Turkey Government Bond
9.50%, 01/12/22(T)	1,800,000	1,159,012
Turkey Government International Bond
7.50%, 07/14/17	100,000	119,625
7.00%, 03/11/19	100,000	121,125
6.25%, 09/26/22Δ	345,000	409,688
6.88%, 03/17/36Δ	73,000	90,246

		1,899,696

United Arab Emirates — 0.7%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,713,000

United Kingdom — 3.4%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	160,000	261,638
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	650,800
Boparan Finance PLC
9.88%, 04/30/18 144A(U)	100,000	170,939
HBOS PLC
6.75%, 05/21/18 144A	500,000	558,235
6.00%, 11/01/33 144AΔ	1,385,000	1,334,421
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	413,859
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)	326,000	462,836
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	130,000	204,937
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	155,364
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	471,018
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	279,062	480,456
Thames Water Kemble Finance PLC
7.75%, 04/01/19(U)	160,000	266,209
United Kingdom Gilt
1.00%, 09/07/17(U)	1,420,000	2,192,971
Vedanta Resources PLC
8.75%, 01/15/14	210,000	219,450
6.75%, 06/07/16 144AΔ	200,000	211,000
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)	100,000	155,364

		8,209,497

Venezuela — 1.3%
Petroleos de Venezuela SA
8.50%, 11/02/17	410,000	399,750
Petroleos de Venezuela SA
8.50%, 11/02/17 144A	70,000	68,250
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	26,520
5.75%, 02/26/16Δ	1,153,000	1,092,468
7.75%, 10/13/19	360,000	338,400
9.25%, 09/15/27Δ	1,154,000	1,141,306
9.38%, 01/13/34Δ	207,000	200,272

		3,266,966

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	189,000	217,728

Total Foreign Bonds (Cost $90,310,437)		95,429,509

LOAN AGREEMENT — 0.0%
El Pollo Loco, Inc.
7.62%, 07/14/17†
(Cost $28,840)	29,475	30,359

MORTGAGE-BACKED SECURITIES — 3.5%
Commercial Mortgage Pass-Through Certificates
5.70%, 09/15/40†	220,000	253,860
Federal Home Loan Mortgage Corporation
3.50%, 08/01/42 TBA	295,655	312,212
Federal National Mortgage Association
3.00%, 04/01/27 TBA	1,100,000	1,156,504

See Notes to Schedules of Investments.	71

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.50%, 04/01/41 TBA	$4,600,000	$4,857,312
Government National Mortgage Association
4.50%, 04/01/41 TBA	400,000	437,812
3.50%, 04/01/42 TBA	100,000	107,563
3.00%, 04/18/43 TBA	1,200,000	1,254,375

Total Mortgage-Backed Securities (Cost $8,227,533)		8,379,638

MUNICIPAL BOND — 0.2%
State of Illinois, General Obligation
5.10%, 06/01/33
(Cost $331,870)	435,000	428,801

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Options — 0.1%
U.S. Dollar vs. European Currency Unit, Strike Price $1.30, Expires 04/22/13	92,750	155,375

Put Options — 0.0%
U.S. Dollar vs. Japanese Yen, Strike Price $92.00, Expires 04/22/13/13	53,500	70,406

Total Purchased Options (Cost $131,499)		225,781

	Par
U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bill
0.05%, 05/02/13	$5,900,000	5,899,716

U.S. Treasury Bonds
3.50%, 02/15/39‡‡	860,000	935,250
4.25%, 05/15/39	40,000	49,163
3.88%, 08/15/40	30,000	34,706
2.75%, 08/15/42	120,000	111,356

		1,130,475

U.S. Treasury Notes
1.00%, 05/15/14	10,000	10,093
2.63%, 07/31/14	50,000	51,623
0.25%, 08/31/14	2,255,000	2,256,497
0.25%, 09/30/14	5,100,000	5,103,386
2.38%, 09/30/14	110,000	113,567
0.25%, 10/31/14	2,860,000	2,861,676
0.13%, 12/31/14	2,780,000	2,775,658
1.25%, 08/31/15	90,000	92,081
0.25%, 10/15/15	2,310,000	2,306,572
0.38%, 11/15/15	2,855,000	2,859,908
0.25%, 12/15/15	620,000	618,789
0.75%, 10/31/17	20,000	20,061
1.25%, 10/31/19	110,000	110,825
2.00%, 02/15/22	120,000	123,384
1.63%, 08/15/22	150,000	148,090

		19,452,210

Total U.S. Treasury Obligations (Cost $26,374,620)		26,482,401

	Shares
COMMON STOCKS — 1.0%
Healthcare — 0.3%
Bristol-Myers Squibb Co.	15,400	634,326

Materials & Processing — 0.3%
Nortek, Inc.Δ*	33	2,355
PPG Industries, Inc.Δ	5,751	770,289
Rock-Tenn Co. Class A	183	16,981

		789,625

Technology — 0.4%
Corning, Inc.	70,534	940,218

Total Common Stocks (Cost $1,696,087)		2,364,169

FOREIGN COMMON STOCKS — 0.5%
Norway — 0.1%
Deep Ocean Group Holding+@*	8,860	175,685

Spain — 0.2%
Repsol SA ADRΔ	15,820	322,570
Telefonica SA ADRΔ	22,180	299,651

		622,221

United Kingdom — 0.2%
Royal Dutch Shell PLC ADRΔ	6,443	419,826

Total Foreign Common Stocks (Cost $1,283,346)		1,217,732

PREFERRED STOCKS — 1.2%
Ally Financial, Inc. 144AΔ	400	395,574
Bank of America Corporation CONV	602	733,333
Chesapeake Energy Corporation	250	22,151
Chesapeake Energy Corporation CONV 144AΔ	30	30,656
El Paso Energy Capital Trust I CONV	500	29,365
Lucent Technologies Capital Trust I CONVΔ	1,891	1,752,957

Total Preferred Stocks (Cost $2,150,896)		2,964,036

MONEY MARKET FUNDS — 29.1%
GuideStone Money Market Fund (GS4 Class)¥	31,219,718	31,219,718
Northern Institutional Liquid Assets Portfolio§	39,198,397	39,198,397

Total Money Market Funds (Cost $70,418,115)		70,418,115

TOTAL INVESTMENTS — 117.7% (Cost $267,120,531)		284,956,145
Liabilities in Excess of Other Assets — (17.7)%		(42,923,498)

NET ASSETS — 100.0%		$242,032,647

72	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

%
Foreign Bonds	39.4
Corporate Bonds	31.8
Money Market Funds	29.1
U.S. Treasury Obligations	10.9
Mortgage-Backed Securities	3.5
Preferred Stocks	1.2
Common Stocks	1.0
Foreign Common Stocks	0.5
Municipal Bond	0.2
Purchased Options	0.1
Loan Agreement	— **
Futures Contracts	(3.4)
Forward Foreign Currency Contracts	(4.1)

110.2

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$2,364,169	$2,361,814	$—	$2,355
Corporate Bonds	77,015,604	—	72,301,368	4,714,236
Foreign Bonds	95,429,509	—	93,522,973	1,906,536
Foreign Common Stocks	1,217,732	1,042,047	—	175,685
Loan Agreement	30,359	—	—	30,359
Money Market Funds	70,418,115	70,418,115	—	—
Mortgage-Backed Securities	8,379,638	—	8,379,638	—
Municipal Bond	428,801	—	428,801	—
Preferred Stocks	2,964,036	2,568,462	—	395,574
Purchased Options	225,781	—	225,781	—
U.S. Treasury Obligations	26,482,401	—	26,482,401	—

Total Assets — Investments in Securities	$284,956,145	$76,390,438	$201,340,962	$7,224,745

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,292,519	$—	$1,292,519	$—

Total Assets — Other Financial Instruments	$1,292,519	$—	$1,292,519	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(6,847)	$(6,847)	$—	$—

Total Liabilities — Other Financial Instruments	$(6,847)	$(6,847)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s common stock, corporate bonds, foreign bonds, foreign common stock, loan agreement and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

74	See Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stock	Corporate Bonds	Foreign Bonds	Foreign Common Stock	Loan Agreement	Preferred Stock
Balance, 12/31/12	$7,168,943	$2,385	$4,691,264	$1,872,450	$179,619	$30,363	$392,862
Accrued discounts/premiums	37,122	—	1,613	35,474	—	35	—
Realized gain (loss)	436	27	407	—	—	2	—
Change in unrealized appreciation (depreciation)	51,469	212	64,891	(12,446)	(3,934)	34	2,712
Purchases	11,058	—	—	11,058	—	—	—
Sales	(44,283)	(269)	(43,939)	—	—	(75)	—
Transfers in to Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Maturities	—	—	—	—	—	—	—
Paydowns	—	—	—	—	—	—	—

Balance, 03/31/13	$7,224,745	$2,355	$4,714,236	$1,906,536	$175,685	$30,359	$395,574

See Notes to Schedules of Investments.	75

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 54.1%
Consumer Discretionary — 6.0%
Advance Auto Parts, Inc.	1,000	$82,650
Amazon.com, Inc.*	3,900	1,039,311
Apollo Group, Inc. Class AΔ*	29,990	521,526
Arctic Cat, Inc.Δ*	3,990	174,363
AutoZone, Inc.Δ*	2,220	880,829
Bed Bath & Beyond, Inc.*	1,900	122,398
Best Buy Co., Inc.Δ	20,080	444,772
Big Lots, Inc.Δ*	4,400	155,188
Buckle, Inc. (The)Δ	300	13,995
Carnival Corporation	8,200	281,260
Chipotle Mexican Grill, Inc.Δ*	700	228,109
Coldwater Creek, Inc.Δ*	29,750	94,010
Comcast Corporation Class A	13,860	582,259
Costco Wholesale Corporation	12,800	1,358,208
Dollar General Corporation*	9,260	468,371
Dollar Tree, Inc.*	14,600	707,078
Dunkin’ Brands Group, Inc.	10,980	404,942
eBay, Inc.*	21,930	1,189,045
Estee Lauder Cos., Inc. (The) Class A	13,300	851,599
Family Dollar Stores, Inc.Δ	6,000	354,300
Fortune Brands Home & Security, Inc.*	4,070	152,340
Francesca’s Holdings Corporation*	8,320	238,451
Genuine Parts Co.Δ	1,400	109,200
Hanesbrands, Inc.Δ*	6,740	307,074
Harley-Davidson, Inc.	2,380	126,854
Hasbro, Inc.Δ	16,000	703,040
Home Depot, Inc. (The)	11,420	796,888
HomeAway, Inc.Δ*	4,940	160,550
ITT Educational Services, Inc.Δ*	2,500	34,450
Kohl’s CorporationΔ	3,200	147,616
Lamar Advertising Co.*	16,840	818,592
Lennar Corporation Class AΔ	12,220	506,886
M/I Homes, Inc.Δ*	2,410	58,925
McDonald’s Corporation	14,200	1,415,598
McGraw-Hill Cos., Inc. (The)	5,600	291,648
Movado Group, Inc.	4,910	164,583
NIKE, Inc. Class B	1,600	94,416
O’Reilly Automotive, Inc.Δ*	5,890	604,020
Panera Bread Co. Class A*	2,900	479,196
PetSmart, Inc.Δ	8,600	534,060
priceline.com, Inc.*	500	343,965
PulteGroup, Inc.*	6,180	125,083
Ross Stores, Inc.	1,900	115,178
Scripps Networks Interactive, Inc. Class A	900	57,906
Standard Pacific CorporationΔ*	36,960	319,334
Starbucks Corporation	2,770	157,779
Starwood Hotels & Resorts Worldwide, Inc.	7,720	491,996
Target Corporation	11,000	752,950
Tempur-Pedic International, Inc.*	7,410	367,758
Time Warner, Inc.	15,490	892,534
TJX Cos., Inc.	7,000	327,250
TRI Pointe Homes, Inc.*	9,350	188,402
Tupperware Brands Corporation	2,400	196,176
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	4,080	331,174
Vera Bradley, Inc.Δ*	10,710	253,077
VF Corporation	1,520	254,980
Wal-Mart Stores, Inc.	30,100	2,252,383
Walt Disney Co. (The)	12,410	704,888
Yum! Brands, Inc.	7,000	503,580

		26,334,993

Consumer Staples — 6.5%
B&G Foods, Inc.Δ	20,310	619,252
Campbell Soup Co.	7,500	340,200
Church & Dwight Co., Inc.Δ	18,900	1,221,507
Clorox Co. (The)Δ	6,900	610,857
Coca-Cola Co. (The)	19,000	768,360
Colgate-Palmolive Co.	13,340	1,574,520
ConAgra Foods, Inc.	2,100	75,201
CVS Caremark Corporation	7,200	395,928
Dr. Pepper Snapple Group, Inc.	11,000	516,450
Fresh Market, Inc. (The)*	7,400	316,498
General Mills, Inc.	12,300	606,513
GNC Holdings, Inc. Class AΔ	16,040	630,051
H.J. Heinz Co.	11,000	794,970
Hershey Co. (The)	11,130	974,209
Hillshire Brands Co.	13,380	470,307
Hormel Foods CorporationΔ	6,800	280,976
J.M. Smucker Co. (The)	990	98,169
Kellogg Co.	10,000	644,300
Kimberly-Clark CorporationΔ	14,500	1,420,710
Kroger Co. (The)	36,700	1,216,238
McCormick & Co., Inc. (Non-Voting Shares)Δ	12,500	919,375
PepsiCo, Inc.	40,590	3,211,075
Procter & Gamble Co. (The)	90,550	6,977,782
Sysco CorporationΔ	66,100	2,324,737
Walgreen Co.	20,090	957,891
Whole Foods Market, Inc.	8,400	728,700

		28,694,776

Energy — 3.4%
Anadarko Petroleum CorporationΔ	4,020	351,549
Cabot Oil & Gas Corporation	4,660	315,063
CARBO Ceramics, Inc.Δ	1,200	109,284
Chevron Corporation	21,500	2,554,630
Cobalt International Energy, Inc.Δ*	22,210	626,322
Concho Resources, Inc.*	12,810	1,248,078
Delek US Holdings, Inc.	18,820	742,637
Exxon Mobil Corporation	49,800	4,487,478
Gulfport Energy Corporation*	4,600	210,818
Hess Corporation	2,610	186,902
Marathon Oil Corporation	6,100	205,692
Occidental Petroleum Corporation	24,200	1,896,554
PBF Energy, Inc.Δ	14,990	557,178
Rosetta Resources, Inc.Δ*	5,260	250,271
Schlumberger, Ltd.	3,490	261,366
SemGroup Corporation Class A*	4,570	236,361
Southwestern Energy Co.Δ*	5,820	216,853
Spectra Energy Corporation	10,900	335,175

		14,792,211

Financial Services — 9.2%
Affiliated Managers Group, Inc.*	6,780	1,041,205

76	See Notes to Schedules of Investments.

	Shares	Value
Allstate Corporation (The)	11,540	$566,268
American Tower Corporation REIT	11,550	888,426
Annaly Capital Management, Inc. REITΔ	13,000	206,570
Bank of Hawaii CorporationΔ	17,300	879,013
Bank of the Ozarks, Inc.Δ	7,200	319,320
Brown & Brown, Inc.	8,340	267,214
Capitol Federal Financial, Inc.	137,300	1,657,211
Cardtronics, Inc.*	4,790	131,533
Chubb Corporation (The)	38,580	3,376,907
Citigroup, Inc.	17,610	779,066
City National CorporationΔ	2,900	170,839
Comerica, Inc.Δ	5,800	208,510
Commerce Bancshares, Inc.Δ	37,395	1,526,838
Cullen/Frost Bankers, Inc.Δ	18,100	1,131,793
Donegal Group, Inc. Class A	7,770	118,648
Dun & Bradstreet Corporation (The)Δ	3,600	301,140
Education Realty Trust, Inc. REITΔ	30,250	318,532
eHealth, Inc.*	9,460	169,145
Employers Holdings, Inc.	6,570	154,066
Equifax, Inc.	7,450	429,046
FactSet Research Systems, Inc.Δ	5,400	500,040
Fidelity National Information Services, Inc.	7,050	279,321
First Niagara Financial Group, Inc.	1,300	11,518
Fiserv, Inc.Δ*	300	26,349
Fortegra Financial Corporation*	25,920	227,059
Goldman Sachs Group, Inc. (The)	3,000	441,450
Heritage Oaks BancorpΔ*	17,810	101,517
Hersha Hospitality Trust REIT	19,880	116,099
Host Hotels & Resorts, Inc. REITΔ	12,100	211,629
IntercontinentalExchange, Inc.Δ*	1,420	231,559
iStar Financial, Inc. REITΔ*	17,340	188,833
JPMorgan Chase & Co.	34,756	1,649,520
KeyCorp	174,600	1,739,016
M&T Bank Corporation	5,900	608,644
Marsh & McLennan Cos., Inc.	80,800	3,067,976
Mastercard, Inc. Class A	900	487,017
MetLife, Inc.	8,230	312,905
MetroCorp Bancshares, Inc.Δ*	8,230	83,041
MGIC Investment CorporationΔ*	25,210	124,790
NASDAQ OMX Group, Inc. (The)	5,680	183,464
New York Community Bancorp, Inc.Δ	31,500	452,025
Northern Trust CorporationΔ	75,300	4,108,368
Ocwen Financial Corporation*	23,960	908,563
OmniAmerican Bancorp, Inc.Δ*	8,550	216,144
People’s United Financial, Inc.Δ	91,700	1,232,448
Piedmont Office Realty Trust, Inc. REITΔ	9,400	184,146
PNC Financial Services Group, Inc.	31,900	2,121,350
ProAssurance Corporation	6,840	323,737
Progressive Corporation (The)	4,800	121,296
Raymond James Financial, Inc.	19,440	896,184
SCBT Financial CorporationΔ	4,080	205,632
Signature BankΔ*	3,800	299,288
SunTrust Banks, Inc.	12,000	345,720
Texas Capital Bancshares, Inc.*	6,360	257,262
Total System Services, Inc.	12,600	312,228
Travelers Cos., Inc. (The)	9,900	833,481
US Bancorp	5,900	200,187
Visa, Inc. Class A	11,230	1,907,303
W.R. Berkley Corporation	12,500	554,625

		40,713,024

Healthcare — 9.9%
Abbott Laboratories	18,470	652,360
AbbVie, Inc.	3,260	132,943
ACADIA Pharmaceuticals, Inc.Δ*	16,170	128,390
Aetna, Inc.	2,200	112,464
Air Methods CorporationΔ*	10,320	497,837
Alexion Pharmaceuticals, Inc.*	1,700	156,638
Align Technology, Inc.Δ*	12,620	422,896
Allergan, Inc.	7,300	814,899
Allscripts Healthcare Solutions, Inc.*	5,240	71,212
AmerisourceBergen Corporation	11,800	607,110
Amgen, Inc.	9,600	984,096
Analogic Corporation	8,720	689,054
Ariad Pharmaceuticals, Inc.*	5,650	102,208
ArthroCare Corporation*	13,080	454,661
Auxilium Pharmaceuticals, Inc.Δ*	10,550	182,304
Baxter International, Inc.	15,020	1,091,053
Becton, Dickinson and Co.Δ	11,300	1,080,393
Biogen Idec, Inc.*	7,900	1,523,989
BioMarin Pharmaceutical, Inc.*	1,280	79,693
Bristol-Myers Squibb Co.	33,800	1,392,222
C.R. Bard, Inc.	6,700	675,226
Cardinal Health, Inc.	5,700	237,234
Catamaran Corporation*	8,730	462,952
Celgene Corporation*	6,600	765,006
Cepheid, Inc.Δ*	3,160	121,249
Cerner Corporation*	300	28,425
Community Health Systems, Inc.*	13,460	637,869
Cooper Cos., Inc. (The)Δ	6,760	729,269
Covance, Inc.*	1,870	138,978
Cubist Pharmaceuticals, Inc.Δ*	2,260	105,813
Cynosure, Inc. Class A*	3,370	88,193
DaVita HealthCare Partners, Inc.*	100	11,859
Edwards Lifesciences CorporationΔ*	1,500	123,240
Eli Lilly & Co.	35,400	2,010,366
Emeritus Corporation*	3,230	89,762
Express Scripts Holding Co.*	10,160	585,724
Forest Laboratories, Inc.*	9,300	353,772
Gilead Sciences, Inc.Δ*	16,460	805,388
HCA Holdings, Inc.*	10,630	431,897
Health Net, Inc.*	2,280	65,254
Henry Schein, Inc.Δ*	2,100	194,355
Humana, Inc.Δ	2,000	138,220
IDEXX Laboratories, Inc.Δ*	3,600	332,604
InterMune, Inc.Δ*	1,220	11,041
Johnson & JohnsonΔ	101,700	8,291,600
Laboratory Corporation of America HoldingsΔ*	13,280	1,197,856

See Notes to Schedules of Investments.	77

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
McKesson CorporationΔ	8,530	$920,899
Merck & Co., Inc.	80,500	3,560,515
Momenta Pharmaceuticals, Inc.Δ*	6,310	84,175
Myriad Genetics, Inc.*	15,300	388,620
Neurocrine Biosciences, Inc.Δ*	8,160	99,062
NPS Pharmaceuticals, Inc.*	6,380	65,012
Onyx Pharmaceuticals, Inc.*	3,200	284,352
Patterson Cos., Inc.Δ	18,970	721,619
Pfizer, Inc.	122,430	3,533,330
Quest Diagnostics, Inc.Δ	2,500	141,125
Sarepta Therapeutics, Inc.Δ*	5,370	198,422
St. Jude Medical, Inc.Δ	3,900	157,716
Stryker CorporationΔ	11,000	717,640
Synageva BioPharma Corporation*	1,350	74,142
Team Health Holdings, Inc.*	18,790	683,580
Teleflex, Inc.Δ	8,200	692,982
Thermo Fisher Scientific, Inc.	1,310	100,202
UnitedHealth Group, Inc.	10,200	583,542
Universal Health Services, Inc. Class BΔ	2,110	134,766
Vertex Pharmaceuticals, Inc.*	3,100	170,438
ViroPharma, Inc.Δ*	9,390	236,252
WellPoint, Inc.	700	46,361
XenoPort, Inc.*	3,620	25,883
Zimmer Holdings, Inc.Δ	4,000	300,880
Zoetis, Inc.*	1,610	53,774

		43,784,863

Materials & Processing — 1.4%
CF Industries Holdings, Inc.	7,550	1,437,293
E.I. du Pont de Nemours & Co.	10,600	521,096
Eastman Chemical Co.	4,770	333,280
Fastenal Co.Δ	4,800	246,480
Haynes International, Inc.Δ	1,910	105,623
Molycorp, Inc.Δ*	19,480	101,296
Monsanto Co.	2,510	265,131
Mosaic Co. (The)	12,100	721,281
Newmont Mining Corporation	15,800	661,862
PPG Industries, Inc.	—	35
Rockwood Holdings, Inc.	9,340	611,210
Sherwin-Williams Co. (The)	2,100	354,669
Westlake Chemical CorporationΔ	9,340	873,290

		6,232,546

Producer Durables — 4.5%
3M Co.	5,600	595,336
ADT Corporation (The)	8,700	425,778
Alaska Air Group, Inc.*	2,890	184,844
AMETEK, Inc.Δ	6,960	301,786
Automatic Data Processing, Inc.	21,700	1,410,934
C.H. Robinson Worldwide, Inc.	5,100	303,246
CAI International, Inc.Δ*	9,880	284,742
Clean Harbors, Inc.Δ*	10,380	602,974
Cummins, Inc.	1,630	188,770
Danaher Corporation	2,200	136,730
General Dynamics Corporation	3,700	260,887
General Electric Co.	20,900	483,208
Honeywell International, Inc.Δ	5,790	436,276
Huron Consulting Group, Inc.*	10,650	429,408
Iron Mountain, Inc.	21,240	771,224
Joy Global, Inc.	3,140	186,893
Kirby CorporationΔ*	4,370	335,616
Landstar System, Inc.Δ	500	28,545
Lockheed Martin Corporation	5,200	501,904
MAXIMUS, Inc.	2,170	173,535
Mettler Toledo International, Inc.*	1,400	298,508
MSC Industrial Direct Co., Inc. Class A	2,710	232,464
Nordson Corporation	10,030	661,479
Northrop Grumman Corporation	2,800	196,420
Old Dominion Freight Line, Inc.*	12,390	473,298
OSI Systems, Inc.*	10,850	675,847
Parker Hannifin CorporationΔ	2,840	260,087
Paychex, Inc.Δ	16,100	564,627
Raytheon Co.	7,600	446,804
Republic Services, Inc.	35,233	1,162,689
Rockwell Collins, Inc.Δ	8,774	553,815
Stericycle, Inc.*	9,400	998,092
TAL International Group, Inc.Δ	4,350	197,098
Union Pacific Corporation	100	14,241
United Parcel Service, Inc. Class B	33,800	2,903,420
United Technologies Corporation	800	74,744
Waste Management, Inc.Δ	48,600	1,905,606
Werner Enterprises, Inc.Δ	4,700	113,458

		19,775,333

Technology — 5.5%
ADTRAN, Inc.Δ	7,600	149,340
Altera Corporation	3,700	131,239
Analog Devices, Inc.	14,500	674,105
Apple, Inc.	980	433,777
Applied Materials, Inc.	95,700	1,290,036
Aruba Networks, Inc.Δ*	6,220	153,883
Autodesk, Inc.*	6,390	263,524
Bottomline Technologies, Inc.Δ*	8,890	253,454
Broadcom Corporation Class A	11,760	407,719
Ciena Corporation*	5,680	90,937
Cisco Systems, Inc.	86,250	1,803,487
Citrix Systems, Inc.*	800	57,728
Digimarc Corporation	14,140	310,656
EMC Corporation*	7,630	182,281
F5 Networks, Inc.*	600	53,448
Facebook, Inc. Class A*	19,910	509,298
Fusion-io, Inc.Δ*	14,710	240,803
Google, Inc. Class A*	2,120	1,683,344
IAC/InterActiveCorp	7,700	344,036
Intel Corporation	83,200	1,817,920
International Business Machines Corporation	6,400	1,365,120
Intuit, Inc.	13,500	886,275
IPG Photonics CorporationΔ*	1,980	131,492
Jabil Circuit, Inc.	13,080	241,718
Juniper Networks, Inc.*	23,420	434,207
Linear Technology Corporation	19,300	740,541
Manhattan Associates, Inc.Δ*	6,500	482,885
Maxim Integrated Products, Inc.Δ	13,870	452,855
Microchip Technology, Inc.Δ	2,800	102,928

78	See Notes to Schedules of Investments.

	Shares	Value
Microsoft Corporation	48,300	$1,381,863
Molex, Inc.	112,700	2,718,324
QUALCOMM, Inc.	4,860	325,377
Red Hat, Inc.*	200	10,112
Riverbed Technology, Inc.*	10,700	159,537
SAIC, Inc.Δ	7,100	96,205
SBA Communications Corporation Class AΔ*	4,510	324,810
ServiceNow, Inc.Δ*	3,000	108,600
Silicon Laboratories, Inc.*	4,300	177,848
Skyworks Solutions, Inc.*	11,370	250,481
Synopsys, Inc.*	8,600	308,568
Take-Two Interactive Software, Inc.Δ*	14,780	238,697
Tech Data Corporation*	300	13,683
Texas Instruments, Inc.Δ	2,300	81,604
TIBCO Software, Inc.*	22,600	456,972
Tyler Technologies, Inc.*	6,230	381,650
VeriSign, Inc.Δ*	1,200	56,736
VMware, Inc.*	1,000	78,880
Xilinx, Inc.Δ	15,000	572,550
Zynga, Inc. Class AΔ*	258,190	867,518

		24,299,051

Utilities — 7.7%
AGL Resources, Inc.Δ	47,056	1,973,999
American Electric Power Co., Inc.	11,600	564,108
American Water Works Co., Inc.	23,000	953,120
AT&T, Inc.Δ	101,900	3,738,711
CenterPoint Energy, Inc.Δ	10,800	258,768
CenturyLink, Inc.Δ	74,400	2,613,672
Consolidated Edison, Inc.Δ	59,400	3,625,182
Dominion Resources, Inc.	25,000	1,454,500
DTE Energy Co.	7,900	539,886
Duke Energy CorporationΔ	9,700	704,123
Entergy Corporation	4,200	265,608
NextEra Energy, Inc.	4,100	318,488
NiSource, Inc.	8,900	261,126
NV Energy, Inc.Δ	129,600	2,595,888
OGE Energy Corporation	1,200	83,976
ONEOK, Inc.	9,300	443,331
PG&E CorporationΔ	55,100	2,453,603
Piedmont Natural Gas Co., Inc.Δ	68,371	2,248,038
Pinnacle West Capital CorporationΔ	6,100	353,129
Public Service Enterprise Group, Inc.	13,200	453,288
Questar CorporationΔ	23,500	571,755
Sempra EnergyΔ	17,300	1,382,962
Southern Co. (The)Δ	23,900	1,121,388
tw telecom, Inc.*	9,300	234,267
UGI Corporation	16,000	614,240
Verizon Communications, Inc.	26,800	1,317,220
WGL Holdings, Inc.Δ	60,400	2,663,640
Wisconsin Energy CorporationΔ	2,600	111,514
Xcel Energy, Inc.	8,500	252,450

		34,171,980

Total Common Stocks (Cost $206,557,737)		238,798,777

EQUITY LINKED SECURITIES — 0.8%
Credit Suisse NY+	13,997	1,037,598
Goldman Sachs Group, Inc.+ 144A@	4,600	327,897
Morgan Stanley+@	15,700	509,465
Morgan Stanley @	11,500	788,900
UBS AG 144A@	17,000	718,148

Total Equity Linked Securities (Cost $3,380,240)		3,382,008

FOREIGN COMMON STOCKS — 5.1%
Belgium — 0.0%
ThromboGenics NV*	790	38,066

Bermuda — 0.7%
Alterra Capital Holdings, Ltd.	12,020	378,630
Energy XXI (Bermuda), Ltd.Δ	10,640	289,621
Everest Re Group, Ltd.	10,600	1,376,516
Invesco, Ltd.	10,900	315,664
Tower Group International, Ltd.Δ	32,910	607,189

		2,967,620

Canada — 0.5%
Augusta Resource CorporationΔ*	26,721	68,473
Capstone Mining CorporationΔ*	38,220	85,029
Goldcorp, Inc.Δ	26,590	894,222
Kinross Gold CorporationΔ	29,120	230,922
Methanex CorporationΔ	5,370	218,183
QLT, Inc.Δ*	16,280	143,915
Silvercrest Mines, Inc.Δ*	17,767	41,101
Trioil Resources, Ltd.Δ*	20,860	60,166
Turquoise Hill Resources Ltd.Δ*	13,830	87,959
Yamana Gold, Inc.Δ	10,370	159,180

		1,989,150

China — 0.0%
Jiangxi Copper Co., Ltd.	79,680	175,936

France — 0.5%
Sanofi ADRΔ	5,470	279,407
Total SA	36,000	1,723,812

		2,003,219

Guernsey — 0.0%
Tetragon Financial Group, Ltd.	16,480	180,126

Hong Kong — 0.3%
AIA Group, Ltd.	88,218	386,395
Michael Kors Holdings, Ltd.*	20,290	1,152,269

		1,538,664

India — 0.1%
Dr. Reddys Laboratories, Ltd. ADR	1,210	39,144
Tata Motors, Ltd. ADRΔ	8,730	213,099

		252,243

Ireland — 0.3%
Accenture PLC Class A	11,600	881,252
Elan Corporation PLC ADRΔ*	8,590	101,362
Prothena Corporation PLCΔ*	150	1,004
Shire PLC ADR	2,050	187,288
Warner Chilcott PLC Class A	9,220	124,931

		1,295,837

See Notes to Schedules of Investments.	79

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Israel — 0.0%
Allot Communications, Ltd.*	9,410	$112,355
Japan — 0.3%
Honda Motor Co., Ltd.	18,100	692,197
Ono Pharmaceutical Co., Ltd.	3,050	188,246
Takeda Pharmaceutical Co., Ltd.	1,210	66,069
Toyota Motor Corporation ADRΔ	1,540	158,066

		1,104,578

Mexico — 0.1%
Credito Real SAB de CV*	108,050	186,769
Mexichem Sab de CV	29,075	155,951
OHL Mexico SAB de CV*	90,359	250,561

		593,281

Netherlands — 0.8%
Royal Dutch Shell PLC Class A	107,344	3,466,128

Philippines — 0.2%
Metro Pacific Investments Corporation	6,268,838	857,146
Metropolitan Bank & Trust	60,150	172,449

		1,029,595

South Korea — 0.0%
Shinhan Financial Group Co., Ltd. ADRΔ	2,950	105,905

Switzerland — 0.9%
ABB, Ltd.	14,600	329,280
ACE, Ltd.	7,000	622,790
Roche Holding AG	840	195,555
Roche Holding AG ADRΔ	6,260	366,836
Tyco International, Ltd.	77,288	2,473,216

		3,987,677

United Kingdom — 0.4%
Aon PLC	4,700	289,050
Countrywide PLC*	32,589	193,119
Ophir Energy PLCΔ*	62,944	442,912
Salamander Energy PLC*	6,970	22,007
Vodafone Group PLC	242,600	687,845

		1,634,933

Total Foreign Common Stocks (Cost $21,198,987)		22,475,313

PREFERRED STOCKS — 5.1%
Apache Corporation*	27,900	1,242,666
Bank of America Corporation	5,253	6,398,994
Health Care REIT, Inc.*	31,400	1,950,254
MetLife, Inc.*	12,500	617,500
Post Holdings, Inc. 144A@	5,473	593,164
Stanley Black & Decker, Inc.*	17,400	2,202,666
US Bancorp	95,100	2,647,584
Wells Fargo & Co.	5,133	6,615,154

Total Preferred Stocks (Cost $20,270,031)		22,267,982

MASTER LIMITED PARTNERSHIPS — 0.6%
El Paso Pipeline Partners LP	9,600	421,056
Spectra Energy Partners LP	46,162	1,816,475
Williams Partners LP	6,700	347,060

Total Master Limited Partnerships (Cost $2,041,532)		2,584,591

MONEY MARKET FUNDS — 24.8%
GuideStone Money Market Fund (GS4 Class)¥	28,609,726	$28,609,726
Northern Institutional Liquid
Assets Portfolio§	81,084,831	81,084,831

Total Money Market Funds (Cost $109,694,557)		109,694,557

	Par
CORPORATE BONDS — 22.9%
Affiliated Managers Group, Inc.
3.95%, 08/15/38	$805,000	1,002,225
Alere, Inc.
3.00%, 05/15/16Δ	1,525,000	1,505,938
Alliant Techsystems, Inc.
3.00%, 08/15/24	1,565,000	1,701,938
AmeriGas Finance LLC
6.75%, 05/20/20	300,000	327,750
Archer-Daniels-Midland Co.
0.88%, 02/15/14	1,435,000	1,451,144
Arris Group, Inc.
2.00%, 11/15/26	1,535,000	1,722,078
Avis Budget Group, Inc.
3.50%, 10/01/14	300,000	538,875
Boston Properties LP
3.63%, 02/15/14 144A	1,455,000	1,508,653
Bristow Group, Inc.
3.00%, 06/15/38	870,000	1,002,131
CCO Holdings LLC
5.25%, 09/30/22	300,000	296,250
CenturyLink, Inc.
5.80%, 03/15/22Δ	200,000	202,851
Charles River Laboratories International, Inc.
2.25%, 06/15/13	1,840,000	1,859,550
Chesapeake Energy Corporation
2.50%, 05/15/37 CONVΔ	2,265,000	2,181,478
CIT Group, Inc.
5.00%, 05/15/17	240,000	258,600
5.00%, 08/15/22	500,000	536,375
Citigroup, Inc.
5.95%, 12/29/49†Δ	928,000	963,960
Covanta Holding Corporation
3.25%, 06/01/14Δ	350,000	452,594
DaVita HealthCare Partners, Inc.
6.63%, 11/01/20Δ	500,000	544,062
Denbury Resources, Inc.
4.63%, 07/15/23	200,000	193,250
Electronic Arts, Inc.
0.75%, 07/15/16Δ	2,300,000	2,239,625
Equinix, Inc.
5.38%, 04/01/23	450,000	457,875
Exterran Holdings, Inc.
4.25%, 06/15/14	2,035,000	2,593,353
Frontier Communications Corporation
8.50%, 04/15/20Δ	450,000	511,875
General Cable Corporation
0.88%, 11/15/13	2,300,000	2,294,250
General Electric Capital Corporation
6.25%, 12/15/49†Δ	2,100,000	2,309,063

80	See Notes to Schedules of Investments.

	Par	Value
Goodrich Petroleum Corporation
5.00%, 10/01/29	$1,235,000	$1,234,228
Goodyear Tire & Rubber Co.
6.50%, 03/01/21Δ	200,000	207,250
7.00%, 05/15/22Δ	325,000	344,094
Greenbrier Cos., Inc.
3.50%, 04/01/18	550,000	553,094
Griffon Corporation
4.00%, 01/15/17 144A	460,000	506,000
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEP	1,695,000	1,970,438
Hanesbrands, Inc.
6.38%, 12/15/20Δ	500,000	546,875
HCA, Inc.
5.88%, 05/01/23	400,000	417,000
Health Care REIT, Inc.
3.00%, 12/01/29Δ	1,070,000	1,404,375
Hologic, Inc.
2.00%, 12/15/43 STEPΔ	490,000	514,806
2.00%, 12/15/37 STEP	340,000	341,914
2.00%, 03/01/42 STEPΔ	1,685,000	1,769,250
Hornbeck Offshore Services, Inc.
1.63%, 11/15/26 STEPΔ	1,830,000	1,967,982
Iconix Brand Group, Inc.
2.50%, 06/01/16 144A	1,855,000	2,069,484
Illumina, Inc.
0.25%, 03/15/16 144A	1,960,000	1,891,400
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16Δ	1,750,000	1,795,938
Intel Corporation
2.95%, 12/15/35 CONV	1,328,000	1,412,660
Janus Capital Group, Inc.
3.25%, 07/15/14	1,963,000	2,068,511
Jarden Corporation
7.50%, 05/01/17Δ	500,000	568,125
1.88%, 09/15/18 144AΔ	940,000	1,075,712
L Brands, Inc.
5.63%, 02/15/22Δ	200,000	213,000
L-3 Communications Holdings, Inc.
3.00%, 08/01/35	1,877,000	1,907,501
Lam Research Corporation
0.50%, 05/15/16Δ	900,000	919,125
Leap Wireless International, Inc.
4.50%, 07/15/14Δ	1,605,000	1,643,119
Lennar Corporation
2.00%, 12/01/20 144A	775,000	1,176,547
LifePoint Hospitals, Inc.
3.50%, 05/15/14	5,902,000	6,466,379
Linear Technology Corporation
3.00%, 05/01/27	1,565,000	1,676,506
Live Nation Entertainment, Inc.
2.88%, 07/15/27Δ	1,875,000	1,889,062
Mediacom LLC
7.25%, 02/15/22Δ	350,000	386,750
Medtronic, Inc.
1.63%, 04/15/13	1,215,000	1,216,519
Microchip Technology, Inc.
2.13%, 12/15/37	964,000	1,373,700
Micron Technology, Inc.
1.88%, 06/01/14 CONV	1,900,000	1,957,000
Navistar International Corporation
3.00%, 10/15/14	315,000	323,072
NBTY, Inc.
9.00%, 10/01/18	500,000	561,250
Nuance Communications, Inc.
2.75%, 11/01/31	905,000	939,503
NuVasive, Inc.
2.75%, 07/01/17	2,370,000	2,316,675
Omnicare, Inc.
3.25%, 12/15/35	2,105,000	2,112,894
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	2,095,000	2,117,259
Prologis LP
3.25%, 03/15/15	1,535,000	1,775,803
Reynolds Group Issuer, Inc.
9.88%, 08/15/19Δ	250,000	274,688
Rovi Corporation
2.63%, 02/15/40	1,710,000	1,747,406
Sally Holdings LLC
5.75%, 06/01/22	300,000	314,625
SanDisk Corporation
1.00%, 05/15/13	1,340,000	1,340,838
SEACOR Holdings, Inc.
2.50%, 12/15/27 144A	425,000	464,312
Starwood Property Trust, Inc.
4.55%, 03/01/18	199,000	219,646
Steel Dynamics, Inc.
5.13%, 06/15/14	1,950,000	2,198,625
Terex Corporation
6.50%, 04/01/20Δ	400,000	428,500
TIBCO Software, Inc.
2.25%, 05/01/32 144A	1,935,000	1,882,997
Titan Machinery, Inc.
3.75%, 05/01/19 144AΔ	980,000	990,412
Trinity Industries, Inc.
3.88%, 06/01/36Δ	1,920,000	2,312,400
TTM Technologies, Inc.
3.25%, 05/15/15Δ	1,715,000	1,718,216
tw telecom, Inc.
2.38%, 04/01/26	1,907,000	2,579,218
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18Δ	250,000	267,188
WebMD Health Corporation
2.50%, 01/31/18	1,500,000	1,387,500
WellPoint, Inc.
2.75%, 10/15/42 144A@	318,000	349,005
XM Satellite Radio, Inc.
7.00%, 12/01/14 144AΔ	250,000	443,750

Total Corporate Bonds (Cost $94,082,541)		101,205,869

FOREIGN BONDS — 0.9%
Australia — 0.1%
FMG Resources August 2006 Proprietary, Ltd.
8.25%, 11/01/19 144AΔ	315,000	341,381
6.88%, 04/01/22 144AΔ	100,000	105,125

		446,506

See Notes to Schedules of Investments.	81

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Luxembourg — 0.3%
ArcelorMittal
5.00%, 05/15/14	$1,175,000	$1,208,781
Netherlands — 0.4%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17	1,750,000	1,831,539
United Kingdom — 0.1%
Virgin Media Finance PLC
4.88%, 02/15/22	200,000	203,500
5.25%, 02/15/22Δ	400,000	408,500

		612,000

Total Foreign Bonds (Cost $4,005,819)		4,098,826

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Baxter International, Inc., Strike Price $72.50, Expires 4/20/13 (KS)	19	3,230
Baxter International, Inc., Strike Price $72.50, Expires 5/18/13 (KS)	9	3,060
Cliffs Natural Resources, Inc., Strike Price $20.00, Expires 5/18/13 (KS)	121	12,947
Humana, Inc., Strike Price $72.50, Expires 4/20/13 (KS)	2	290
Humana, Inc., Strike Price $75.00, Expires 4/20/13 (KS)	4	292
Humana, Inc., Strike Price $77.50, Expires 4/20/13 (KS)	6	228
Market Vectors Gold Miners ETF, Strike Price $42.50, Expires 6/22/13 (KS)	206	10,506
Quest Diagnostics, Inc., Strike Price $60.00, Expires 5/18/13 (KS)	17	850
SPDR Gold Shares, Strike Price $158.00, Expires 5/18/13 (BAR)	163	21,190

		52,593

Put Options — 0.0%
Market Vectors Oil Service ETF, Strike Price $42.00, Expires 5/18/13 (BAR)	221	19,890
Methanex Corporation, Strike Price $40.00, Expires 5/18/13 (KS)	45	6,075
Ultra Petroleum Corporation, Strike Price $20.00, Expires 6/22/13 (KS)	488	70,760
United Therapeutics Corporation, Strike Price $60.00, Expires 4/20/13 (KS)	17	2,295

		99,020

Total Purchased Options (Cost $174,722)		151,613

TOTAL INVESTMENTS — 114.3% (Cost $461,406,166)		504,659,536

	Shares
COMMON STOCKS SOLD SHORT — (8.3)%
Consumer Discretionary — (1.8)%
Ascena Retail Group, Inc.*	(9,190)	(170,474)
Buckle, Inc. (The)	(3,670)	(171,206)
Cabela’s, Inc.*	(7,190)	(437,008)
Carnival Corporation	(3,620)	(124,166)
Columbia Sportswear Co.	(4,130)	(239,044)
Darden Restaurants, Inc.	(2,520)	(130,234)
Dillard’s Inc	(2,570)	(201,873)
DineEquity, Inc.	(4,660)	(320,561)
DIRECTV*	(5,230)	(296,070)
Discovery Communications, Inc.*	(2,080)	(163,779)
Foot Locker Inc	(3,470)	(118,813)
Genesco, Inc.*	(1,850)	(111,167)
G-III Apparel Group Ltd.*	(4,160)	(166,858)
Hasbro, Inc.	(5,690)	(250,019)
L Brands, Inc.	(3,560)	(158,990)
Lear Corporation	(1,600)	(87,792)
Lowe’s Cos., Inc.	(13,300)	(504,336)
Lumber Liquidators Holdings, Inc.*	(2,720)	(190,998)
MDC Holdings, Inc.	(4,520)	(165,658)
Netflix, Inc.*	(3,215)	(608,953)
Nordstrom, Inc.	(2,390)	(132,000)
NVR, Inc.*	(160)	(172,818)
Omnicom Group, Inc.	(10,940)	(644,366)
Panera Bread Co. Class A*	(5,335)	(881,555)
PetSmart, Inc.	(2,900)	(180,090)
priceline.com, Inc.*	(180)	(123,827)
Ross Stores, Inc.	(3,090)	(187,316)
Time Warner Cable, Inc.	(1,410)	(135,445)
Under Armour, Inc.*	(8,590)	(439,808)
Wolverine World Wide, Inc.	(10,310)	(457,455)

		(7,972,679)

Consumer Staples — (0.3)%
CVS Caremark Corporation	(1,190)	(65,438)
Hormel Foods Corporation	(2,530)	(104,540)
Kimberly-Clark Corporation	(6,960)	(681,941)
Rite Aid Corporation*	(17,670)	(33,573)
Sysco Corporation	(9,750)	(342,907)

		(1,228,399)

Energy — (0.9)%
Apache Corporation	(3,900)	(300,924)
Baker Hughes, Inc.	(2,750)	(127,627)
Chesapeake Energy Corporation	(9,790)	(199,814)
Chevron Corporation	(2,520)	(299,426)
Cloud Peak Energy, Inc.*	(7,540)	(141,601)
ConocoPhillips	(14,070)	(845,607)
Continental Resources, Inc.*	(4,170)	(362,498)
Halliburton Co.	(7,180)	(290,144)
Oasis Petroleum, Inc.*	(25,220)	(960,125)
Occidental Petroleum Corporation	(1,600)	(125,392)
Patterson-UTI Energy, Inc.	(3,190)	(76,050)
RPC, Inc.	(9,970)	(151,245)
Ultra Petroleum Corporation*	(7,880)	(158,388)
Whiting Petroleum Corporation*	(4,140)	(210,478)

		(4,249,319)

82	See Notes to Schedules of Investments.

	Shares	Value
Financial Services — (2.4)%
Ameriprise Financial, Inc.	(3,390)	$(249,673)
Assurant, Inc.	(13,960)	(628,340)
Charles Schwab Corporation (The)	(18,530)	(327,796)
Cincinnati Financial Corporation	(10,220)	(482,282)
City National Corporation	(4,360)	(256,848)
CME Group, Inc.	(5,950)	(365,270)
Comerica, Inc.	(15,880)	(570,886)
DuPont Fabros Technology, Inc. REIT	(11,430)	(277,406)
Eaton Vance Corporation	(4,110)	(171,921)
Equity Residential REIT	(4,330)	(238,410)
FactSet Research Systems, Inc.	(2,250)	(208,350)
First Horizon National Corporation	(14,770)	(157,744)
Fiserv, Inc.*	(8,410)	(738,650)
FXCM, Inc.	(10,510)	(143,777)
Global Payments, Inc.	(12,890)	(640,117)
Green Dot Corporation Class A*	(8,370)	(139,863)
Janus Capital Group, Inc.	(36,190)	(340,186)
Jones Lang Lasalle, Inc.	(5,950)	(591,489)
LaSalle Hotel Properties REIT	(8,520)	(216,238)
Legg Mason, Inc.	(17,560)	(564,554)
MarketAxess Holdings, Inc.	(5,880)	(219,324)
Mastercard, Inc. Class A	(550)	(297,621)
MSCI, Inc.*	(6,130)	(207,991)
Nationstar Mortgage Holdings, Inc.*	(12,400)	(457,560)
Progressive Corporation (The)	(23,360)	(590,307)
Public Storage REIT	(1,460)	(222,387)
RLI Corporation	(3,280)	(235,668)
Stifel Financial Corporation*	(6,930)	(240,263)
Thomson Reuters Corporation	(16,620)	(539,818)
Xoom Corporation*	(8,640)	(197,338)

		(10,518,077)

Healthcare — (1.1)%
AmerisourceBergen Corporation	(1,960)	(100,842)
Amgen, Inc.	(1,660)	(170,167)
Arena Pharmaceuticals, Inc.*	(26,850)	(220,439)
Boston Scientific Corporation*	(18,910)	(147,687)
C.R. Bard, Inc.	(5,565)	(560,841)
Chemed Corporation	(690)	(55,186)
DENTSPLY International, Inc.	(10,170)	(431,411)
Greenway Medical Technologies*	(9,180)	(145,962)
Henry Schein, Inc.*	(1,070)	(99,028)
Hospira, Inc.*	(1,200)	(39,396)
ImmunoGen, Inc.*	(4,080)	(65,525)
Johnson & Johnson	(5,050)	(411,726)
Kindred Healthcare, Inc.*	(4,330)	(45,595)
Medtronic, Inc.	(8,700)	(408,552)
Mylan, Inc./PA*	(4,260)	(123,284)
Myriad Genetics, Inc.*	(11,460)	(291,084)
Neogen Corporation*	(940)	(46,596)
Select Medical Holdings Corporation*	(4,720)	(42,480)
Stryker Corporation	(7,750)	(505,610)
UnitedHealth Group, Inc.	(3,510)	(200,807)
Varian Medical Systems, Inc.*	(6,900)	(496,800)
WellPoint, Inc.	(1,460)	(96,696)

		(4,705,714)

Materials & Processing — (0.5)%
Airgas, Inc.	(1,650)	(163,614)
Alcoa, Inc.	(28,570)	(243,416)
Aptargroup, Inc.	(3,170)	(181,800)
Compass Minerals International, Inc.	(3,410)	(269,049)
E.I. du Pont de Nemours & Co.	(11,600)	(570,256)
Fastenal Co.	(4,060)	(208,481)
Globe Specialty Metals, Inc.	(8,450)	(117,624)
Mosaic Co. (The)	(3,990)	(237,844)
Schnitzer Steel Industries, Inc.	(4,840)	(129,034)
Southern Copper Corporation	(3,210)	(120,600)

		(2,241,718)

Producer Durables — (0.8)%
Agilent Technologies, Inc.	(3,040)	(127,589)
Cintas Corporation	(2,090)	(92,232)
Con-Way, Inc.	(15,380)	(541,530)
Costar Group, Inc.*	(4,500)	(492,570)
Dover Corporation	(7,260)	(529,109)
Emerson Electric Co.	(1,730)	(96,655)
FedEx Corporation	(1,210)	(118,822)
FLIR Systems, Inc.	(21,880)	(569,099)
Harsco Corporation	(6,920)	(171,408)
Northrop Grumman Corporation	(1,880)	(131,882)
Paychex, Inc.	(3,620)	(126,953)
Southwest Airlines Co.	(32,480)	(437,830)
Terex Corporation*	(5,390)	(185,524)

		(3,621,203)

Technology — (0.5)%
ADTRAN, Inc.	(4,960)	(97,464)
Avnet, Inc.*	(7,030)	(254,486)
International Business Machines Corporation	(750)	(159,975)
NVIDIA Corporation	(19,300)	(247,426)
Power Integrations, Inc.	(5,790)	(251,344)
Rackspace Hosting, Inc.*	(1,690)	(85,311)
SolarWinds, Inc.*	(1,650)	(97,515)
Tech Data Corporation*	(2,560)	(116,762)
Texas Instruments, Inc.	(8,590)	(304,773)
VeriSign, Inc.*	(2,120)	(100,234)
VMware, Inc.*	(7,030)	(554,526)

		(2,269,816)

Total Common Stocks Sold Short (Cost $(35,509,870))		(36,806,925)

FOREIGN COMMON STOCKS SOLD SHORT — (1.7)%
Belgium — (0.1)%
Solvay SA	(4,280)	(579,631)

Bermuda — (0.1)%
Freescale Semiconductor, Ltd.*	(6,030)	(89,787)
Montpelier Re Holdings, Ltd.	(6,450)	(168,022)

		(257,809)

Brazil — (0.1)%
Banco Bradesco SA ADR	(16,104)	(274,090)

Canada — (0.3)%
Barrick Gold Corporation	(21,470)	(631,218)
EnCana Corporation	(19,010)	(369,935)
Tim Hortons, Inc.	(5,150)	(279,748)

		(1,280,901)

See Notes to Schedules of Investments.	83

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Chile — 0.0%
Banco Santander Chile ADR	(1)	$(24)

China — 0.0%
Aluminum Corporation of China, Ltd. Class H*	(140,590)	(54,153)

Colombia — (0.2)%
BanColombia SA ADR	(3,970)	(251,102)
Ecopetrol SA ADR	(8,080)	(440,522)

		(691,624)

Germany — (0.2)%
Commerzbank AG*	(70,670)	(103,724)
Daimler AG	(6,480)	(352,566)
Fresenius Medical Care AG & CO KGaA ADR	(2,720)	(92,099)
SGL Carbon SE	(2,580)	(101,547)

		(649,936)

Hong Kong — 0.0%
Yingde Gases	(112,298)	(125,136)

Ireland — (0.1)%
Amarin Corporation PLC ADR*	(4,240)	(31,419)
Ingersoll-Rand PLC	(1,730)	(95,167)
Seagate Technology PLC	(6,980)	(255,189)

		(381,775)

Israel — 0.0%
Check Point Software Technologies, Ltd.*	(1,950)	(91,630)

Japan — 0.0%
Eisai Co., Ltd.	(3,460)	(154,558)

Luxembourg — (0.2)%
Tenaris SA ADR	(15,290)	(623,526)

Mexico — (0.1)%
Grupo Financiero Banorte SAB de CV	(41,500)	(331,558)

South Africa — 0.0%
AngloGold Ashanti, Ltd. ADR	(5,290)	(124,580)

Sweden — (0.1)%
Autoliv, Inc.	(5,010)	(346,392)
Hennes & Mauritz AB Class B	(3,870)	(138,372)

		(484,764)

Switzerland — 0.0%
Novartis AG ADR	(2,310)	(164,564)

United Kingdom — (0.2)%
Aon PLC	(3,320)	(204,180)
ARM Holdings PLC ADR	(14,560)	(616,907)
Aviva PLC	(40,530)	(182,411)

		(1,003,498)

Total Foreign Common Stocks Sold Short (Cost $(7,205,516))		(7,273,757)

EXCHANGE TRADED FUNDS SOLD SHORT — (2.2)%
CurrencyShares Euro Trust	(1,020)	(129,642)
CurrencyShares Japanese Yen Trust	(720)	(74,916)
Health Care Select Sector SPDR Fund	(16,550)	(760,472)
iShares Nasdaq Biotechnology Index Fund	(2,670)	(427,013)
Market Vectors Biotech ETF	(5,510)	(358,150)
Market Vectors Oil Service ETF	(12,320)	(529,021)
Market Vectors Pharmaceutical ETF	(7,620)	(343,357)
PowerShares QQQ Trust, Series 1	(17,570)	(1,211,803)
SPDR S&P 500 ETF Trust	(11,860)	(1,856,683)
Vanguard Growth ETF	(10,450)	(809,979)
Vanguard S&P 500 ETF	(11,240)	(805,234)
Vanguard Small-Cap ETF	(13,320)	(1,214,118)
Vanguard Small-Cap Growth ETF	(12,130)	(1,212,030)

Total Exchange Traded Funds Sold Short (Cost $(9,401,706))		(9,732,418)

EXCHANGE TRADED NOTE SOLD SHORT — (0.1)%
VelocityShares Daily Inverse
VIX Short Term ETN*
(Cost $(400,297))	(18,580)	(433,100)

	Par
FOREIGN BOND SOLD SHORT — 0.0%
Guernsey — 0.0%
Credit Suisse Group 4.00%, 03/29/13 CONV(O)@
(Cost $(12,299))	$(12,000)	(19,521)

TOTAL SECURITIES SOLD SHORT — (12.3)%
(Cost $(52,529,688))		(54,265,721)

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
Ultra Petroleum Corporation, Strike Price $21.00, Expires 4/20/13 (KS) (Premiums received $(11,440))	(160)	(7,200)

Put Options — 0.0%
Ultra Petroleum Corporation, Strike Price $17.00, Expires 6/22/13 (KS) (Premiums received $(4,067))	(83)	(3,528)

Total Written Options (Premiums received $(15,507))		(10,728)

Other Assets in Excess of Liabilities — (2.0)%		(8,801,077)

NET ASSETS — 100.0%		$441,582,010

84	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

%
Money Market Funds	24.8
Corporate Bonds	22.9
Healthcare	9.9
Financial Services	9.2
Utilities	7.7
Futures Contracts	6.6
Consumer Staples	6.5
Consumer Discretionary	6.0
Technology	5.5
Foreign Common Stocks	5.1
Preferred Stocks	5.1
Producer Durables	4.5
Energy	3.4
Materials & Processing	1.4
Foreign Bonds	0.9
Equity Linked Securities	0.8
Master Limited Partnerships	0.6
Foreign Bond Sold Short	— **
Purchased Options	— **
Written Options	— **
Exchange Traded Note Sold Short	(0.1)
Forward Foreign Currency Contracts	(1.3)
Foreign Common Stocks Sold Short	(1.7)
Exchange Traded Funds Sold Short	(2.2)
Common Stocks Sold Short	(8.3)

107.3

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	85

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$238,798,777	$238,798,777	$—	$—
Corporate Bonds	101,205,869	—	94,739,490	6,466,379
Equity Linked Securities	3,382,008	—	—	3,382,008
Foreign Bonds	4,098,826	—	4,098,826	—
Foreign Common Stocks	22,475,313	22,475,313	—	—
Master Limited Partnerships	2,584,591	2,584,591	—	—
Money Market Funds	109,694,557	109,694,557	—	—
Preferred Stocks	22,267,982	15,059,665	—	7,208,317
Purchased Options	151,613	151,613	—	—

Total Assets — Investments in Securities	$504,659,536	$388,764,516	$98,838,316	$17,056,704

Other Financial Instruments***
Forward Foreign Currency Contracts	$21,393	$—	$21,393	$—
Futures Contracts	428,320	428,320	—	—

Total Assets — Other Financial Instruments	$449,713	$428,320	$21,393	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(36,806,925)	$(36,806,925)	$—	$—
Exchange Traded Funds Sold Short	(9,732,418)	(9,732,418)	—	—
Exchange Traded Note Sold Short	(433,100)	(433,100)	—	—
Foreign Bond Sold Short	(19,521)	—	(19,521)	—
Foreign Common Stocks Sold Short	(7,273,757)	(7,273,757)	—	—
Written Options	(10,728)	(10,728)	—	—

Total Liabilities — Investments in Securities	$(54,276,449)	$(54,256,928)	$(19,521)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds, equity linked securities and preferred stocks are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

LEVEL 1 — 2 TRANSFERS

There were no securities transferred from Level 1 to Level 2 during the period ended March 31, 2013.

Management has determined that the amount of transfers between Level 2 and Level 1 compared to total net assets of the Funds is not material, therefore, the transfers between Level 2 and Level 1 are not shown for the period ended March 31, 2013.

86	See Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Equity Linked Securities	Preferred Stock
Balance, 12/31/12	$17,105,649	$9,279,529	$1,467,145	$6,358,975
Accrued discounts/premiums	105,163	105,163	—	—
Realized gain (loss)	290,028	155,795	—	134,233
Change in unrealized appreciation (depreciation)	228,821	(10,846)	(4,982)	244,649
Purchases	4,074,330	939,563	1,919,845	1,214,922
Sales	(4,747,287)	(4,002,825)	—	(744,462)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Maturities	—	—	—	—
Paydowns	—	—	—	—

Balance, 03/31/13	$17,056,704	$6,466,379	$3,382,008	$7,208,317

See Notes to Schedules of Investments.	87

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.6%
Consumer Discretionary — 13.0%
Amazon.com, Inc.*	7,294	$1,943,778
Apollo Group, Inc. Class AΔ*	1,935	33,650
AutoNation, Inc.Δ*	815	35,656
AutoZone, Inc.*	736	292,023
Avon Products, Inc.	8,565	177,552
Bed Bath & Beyond, Inc.Δ*	4,570	294,399
Best Buy Co., Inc.Δ	5,352	118,547
BorgWarner, Inc.*	2,266	175,252
Cablevision Systems Corporation Class AΔ	4,129	61,770
CarMax, Inc.*	4,488	187,150
Carnival Corporation	8,811	302,217
CBS Corporation Class B	11,728	547,580
Chipotle Mexican Grill, Inc.Δ*	624	203,343
Coach, Inc.	5,626	281,244
Comcast Corporation Class A	52,792	2,217,792
Costco Wholesale Corporation	8,743	927,720
D.R. Horton, Inc.Δ	5,490	133,407
Darden Restaurants, Inc.Δ	2,510	129,717
DIRECTV*	11,443	647,788
Discovery Communications, Inc. Class AΔ*	4,934	388,503
Dollar General CorporationΔ*	6,055	306,262
Dollar Tree, Inc.*	4,531	219,436
eBay, Inc.*	23,453	1,271,622
Estee Lauder Cos., Inc. (The) Class A	4,730	302,862
Expedia, Inc.Δ	1,843	110,598
Family Dollar Stores, Inc.Δ	1,907	112,608
Ford Motor Co.	78,727	1,035,260
Fossil, Inc.*	1,078	104,135
GameStop Corporation Class AΔ	2,459	68,778
Gannett Co., Inc.Δ	4,431	96,906
Gap, Inc. (The)	5,869	207,763
Genuine Parts Co.Δ	3,077	240,006
Goodyear Tire & Rubber Co. (The)*	4,943	62,331
H&R Block, Inc.	5,616	165,223
Harley-Davidson, Inc.	4,487	239,157
Harman International Industries, Inc.	1,346	60,072
Hasbro, Inc.Δ	2,303	101,194
Home Depot, Inc. (The)	29,910	2,087,120
Interpublic Group of Cos., Inc. (The)	7,974	103,901
J.C. Penney Co., Inc.Δ	2,818	42,580
Johnson Controls, Inc.	13,773	483,019
Kohl’s CorporationΔ	4,244	195,776
L Brands, Inc.	4,699	209,857
Leggett & Platt, Inc.Δ	2,803	94,685
Lennar Corporation Class AΔ	3,248	134,727
Lowe’s Cos., Inc.	22,267	844,365
Macy’s, Inc.	7,898	330,452
Marriott International, Inc. Class A	4,928	208,109
Marriott International, Ltd. Placeholder Shares+*	82,125	—
Mattel, Inc.	6,988	306,004
McDonald’s Corporation	20,062	1,999,981
McGraw-Hill Cos., Inc. (The)	5,720	297,898
Netflix, Inc.Δ*	1,102	208,730
Newell Rubbermaid, Inc.	5,983	156,156
News Corporation Class A	39,950	1,219,274
NIKE, Inc. Class B	14,474	854,111
Nordstrom, Inc.Δ	3,020	166,795
Omnicom Group, Inc.Δ	5,251	309,284
O’Reilly Automotive, Inc.Δ*	2,233	228,994
PetSmart, Inc.	2,131	132,335
priceline.com, Inc.*	997	685,866
PulteGroup, Inc.Δ*	6,765	136,924
PVH Corporation	1,559	166,517
Ralph Lauren Corporation	1,200	203,172
Ross Stores, Inc.	4,405	267,031
Scripps Networks Interactive, Inc. Class A	1,727	111,115
Snap-on, Inc.	1,158	95,767
Staples, Inc.Δ	13,423	180,271
Starbucks Corporation	15,060	857,818
Starwood Hotels & Resorts Worldwide, Inc.	3,871	246,699
Target Corporation	13,072	894,778
Tiffany & Co.Δ	2,340	162,724
Time Warner Cable, Inc.	5,922	568,867
Time Warner, Inc.	18,717	1,078,474
TJX Cos., Inc.	14,710	687,692
TripAdvisor, Inc.Δ*	2,157	113,286
Urban Outfitters, Inc.*	2,121	82,168
VF CorporationΔ	1,790	300,272
Wal-Mart Stores, Inc.	33,520	2,508,302
Walt Disney Co. (The)	36,169	2,054,399
Washington Post Co. (The) Class BΔ	84	37,548
Whirlpool Corporation	1,614	191,194
Wyndham Worldwide Corporation	2,789	179,835
Yum! Brands, Inc.	8,978	645,877

		36,874,050

Consumer Staples — 7.4%
Archer-Daniels-Midland Co.	13,299	448,575
Campbell Soup Co.Δ	3,495	158,533
Clorox Co. (The)Δ	2,666	236,021
Coca-Cola Co. (The)	76,724	3,102,719
Coca-Cola Enterprises, Inc.	5,170	190,876
Colgate-Palmolive Co.	8,782	1,036,539
ConAgra Foods, Inc.	8,337	298,548
CVS Caremark Corporation	24,631	1,354,459
Dean Foods Co.Δ*	3,527	63,945
Dr. Pepper Snapple Group, Inc.	4,140	194,373
General Mills, Inc.	12,993	640,685
H.J. Heinz Co.	6,476	468,021
Hershey Co. (The)	3,016	263,990
Hormel Foods CorporationΔ	2,583	106,730
J.M. Smucker Co. (The)Δ	2,154	213,591
Kellogg Co.	5,054	325,629
Kimberly-Clark CorporationΔ	7,738	758,169
Kraft Foods Group, Inc.	11,862	611,249
Kroger Co. (The)	10,455	346,479
McCormick & Co., Inc. (Non-Voting Shares)Δ	2,614	192,260
Mead Johnson Nutrition Co.	4,010	310,574
Mondelez International, Inc. Class A	35,528	1,087,512
Monster Beverage Corporation*	2,822	134,722

88	See Notes to Schedules of Investments.

	Shares	Value
PepsiCo, Inc.	30,825	$2,438,566
Procter & Gamble Co. (The)	54,706	4,215,644
Safeway, Inc.Δ	5,018	132,224
Sysco CorporationΔ	11,867	417,362
Tyson Foods, Inc. Class A	5,763	143,038
Walgreen Co.	17,163	818,332
Whole Foods Market, Inc.	3,488	302,584

		21,011,949

Energy — 10.5%
Anadarko Petroleum Corporation	10,086	882,021
Apache Corporation	7,823	603,623
Baker Hughes, Inc.	8,868	411,564
Cabot Oil & Gas Corporation	4,283	289,574
Cameron International Corporation*	4,997	325,804
Chesapeake Energy CorporationΔ	10,683	218,040
Chevron Corporation	38,825	4,613,186
ConocoPhillips	24,463	1,470,226
CONSOL Energy, Inc.	4,506	151,627
Denbury Resources, Inc.Δ*	7,628	142,262
Devon Energy Corporation	7,567	426,930
Diamond Offshore Drilling, Inc.Δ	1,404	97,662
EOG Resources, Inc.	5,474	701,055
EQT Corporation	2,957	200,337
Exterran Holdings, Inc.*	13	351
Exxon Mobil Corporation	89,599	8,073,766
First Solar, Inc.Δ*	1,151	31,031
FMC Technologies, Inc.*	4,713	256,340
Halliburton Co.	18,597	751,505
Helmerich & Payne, Inc.Δ	2,209	134,086
Hess Corporation	6,019	431,021
Kinder Morgan, Inc.	12,724	492,164
Marathon Oil Corporation	14,160	477,475
Marathon Petroleum Corporation	6,618	592,973
Murphy Oil Corporation	3,618	230,575
National Oilwell Varco, Inc.	8,537	603,993
Newfield Exploration Co.*	2,688	60,265
Noble Energy, Inc.	3,582	414,294
Occidental Petroleum Corporation	16,182	1,268,183
Peabody Energy Corporation	5,661	119,730
Phillips 66	12,501	874,695
Pioneer Natural Resources Co.Δ	2,621	325,659
QEP Resources, Inc.	3,559	113,319
Range Resources CorporationΔ	3,321	269,134
Schlumberger, Ltd.	26,595	1,991,700
Southwestern Energy Co.*	7,115	265,105
Spectra Energy CorporationΔ	13,299	408,944
Tesoro Corporation	2,765	161,891
Valero Energy Corporation	11,074	503,756
Williams Cos., Inc. (The)	13,552	507,658
WPX Energy, Inc.Δ*	4,056	64,977

		29,958,501

Financial Services — 16.4%
Aflac, Inc.	9,421	490,080
Allstate Corporation (The)	9,551	468,668
American Express Co.	19,242	1,298,065
American International Group, Inc.*	29,460	1,143,637
American Tower Corporation REIT	7,908	608,283
Ameriprise Financial, Inc.	4,040	297,546
Apartment Investment & Management Co. Class A REIT	2,872	88,056
Assurant, Inc.	1,564	70,396
AvalonBay Communities, Inc. REITΔ	2,286	289,568
Bank of America Corporation	216,735	2,639,832
Bank of New York Mellon Corporation (The)	23,296	652,055
BB&T Corporation	14,072	441,720
Berkshire Hathaway, Inc. Class B*	36,524	3,805,801
BlackRock, Inc.	2,514	645,796
Boston Properties, Inc. REIT	3,061	309,345
Capital One Financial Corporation	11,612	638,079
CBRE Group, Inc. Class A*	5,931	149,758
Charles Schwab Corporation (The)	22,194	392,612
Chubb Corporation (The)	5,228	457,607
Cincinnati Financial Corporation	2,882	136,002
Citigroup, Inc.	60,857	2,692,314
CME Group, Inc.	6,194	380,250
Comerica, Inc.Δ	3,797	136,502
Discover Financial Services	9,911	444,409
Dun & Bradstreet Corporation (The)Δ	881	73,696
E*TRADE Financial CorporationΔ*	4,860	52,051
Equifax, Inc.	2,346	135,106
Equity Residential REIT	6,491	357,394
Fidelity National Information Services, Inc.	5,895	233,560
Fifth Third Bancorp	17,457	284,724
First Horizon National CorporationΔ	5,011	53,517
First Horizon National Corporation Placeholder Shares+*	271,852	—
Fiserv, Inc.Δ*	2,674	234,857
Franklin Resources, Inc.	2,794	421,363
Genworth Financial, Inc. Class AΔ*	9,789	97,890
Goldman Sachs Group, Inc. (The)	8,770	1,290,506
Hartford Financial Services Group, Inc.Δ	8,950	230,910
HCP, Inc. REIT	9,124	454,923
Health Care REIT, Inc.	5,181	351,842
Host Hotels & Resorts, Inc. REITΔ	14,800	258,852
Hudson City Bancorp, Inc.	9,338	80,680
Huntington Bancshares, Inc.	17,141	126,672
IntercontinentalExchange, Inc.Δ*	1,449	236,288
JPMorgan Chase & Co.	76,638	3,637,239
KeyCorp	18,690	186,152
Kimco Realty Corporation REITΔ	8,068	180,723
Legg Mason, Inc.Δ	2,303	74,041

See Notes to Schedules of Investments.	89

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Leucadia National CorporationΔ	5,854	$160,575
Lincoln National CorporationΔ	5,427	176,974
Loews Corporation	6,157	271,339
M&T Bank CorporationΔ	2,457	253,464
Marsh & McLennan Cos., Inc.	10,986	417,138
Mastercard, Inc. Class A	2,114	1,143,949
MetLife, Inc.	21,946	834,387
Moody’s Corporation	3,806	202,936
Morgan Stanley	27,667	608,121
NASDAQ OMX Group, Inc. (The)	2,287	73,870
Northern Trust CorporationΔ	4,250	231,880
NYSE Euronext	4,832	186,708
People’s United Financial, Inc.Δ	7,109	95,545
Plum Creek Timber Co., Inc. REITΔ	3,212	167,666
PNC Financial Services Group, Inc.	10,576	703,304
Principal Financial Group, Inc.Δ	5,459	185,770
Progressive Corporation (The)	11,027	278,652
Prologis, Inc. REIT	9,323	372,734
Prudential Financial, Inc.	9,350	551,557
Public Storage REIT	2,900	441,728
Regions Financial Corporation	27,819	227,838
Simon Property Group, Inc. REIT	6,243	989,890
SLM Corporation	9,277	189,993
State Street Corporation	9,212	544,337
SunTrust Banks, Inc.	10,934	315,009
T Rowe Price Group, Inc.	5,247	392,843
Torchmark CorporationΔ	1,902	113,740
Total System Services, Inc.	3,083	76,397
Travelers Cos., Inc. (The)	7,588	638,834
Unum Group	5,280	149,160
US Bancorp	37,169	1,261,144
Ventas, Inc. REIT	5,741	420,241
Visa, Inc. Class A	10,334	1,755,127
Vornado Realty Trust REITΔ	3,446	288,223
Wells Fargo & Co.	98,108	3,629,015
Western Union Co. (The)Δ	11,158	167,816
Weyerhaeuser Co. REIT	10,944	343,423
Zions BancorporationΔ	3,603	90,039

		46,680,733

Healthcare — 11.8%
Abbott Laboratories	31,560	1,114,699
AbbVie, Inc.	31,580	1,287,832
Aetna, Inc.	6,582	336,472
Alexion Pharmaceuticals, Inc.*	3,908	360,083
Allergan, Inc.	6,164	688,087
AmerisourceBergen Corporation	4,646	239,037
Amgen, Inc.	14,983	1,535,907
Baxter International, Inc.	10,924	793,519
Becton, Dickinson and Co.	3,918	374,600
Biogen Idec, Inc.*	4,720	910,535
Boston Scientific Corporation*	26,586	207,637
Bristol-Myers Squibb Co.Δ	32,729	1,348,108
C.R. Bard, Inc.	1,531	154,294
Cardinal Health, Inc.	6,730	280,103
CareFusion Corporation*	4,580	160,254
Celgene Corporation*	8,375	970,746
Cerner Corporation*	2,970	281,408
Cigna Corporation	5,674	353,887
Conventry Health Care, Inc.	2,634	123,877
DaVita HealthCare Partners, Inc.*	1,676	198,757
DENTSPLY International, Inc.Δ	2,837	120,346
Edwards Lifesciences CorporationΔ*	2,277	187,078
Eli Lilly & Co.	19,989	1,135,175
Express Scripts Holding Co.*	16,329	941,367
Forest Laboratories, Inc.*	4,602	175,060
Gilead Sciences, Inc.*	30,524	1,493,539
Hospira, Inc.Δ*	3,221	105,745
Humana, Inc.	3,189	220,392
Intuitive Surgical, Inc.*	806	395,899
Johnson & Johnson	55,942	4,560,951
Laboratory Corporation of America HoldingsΔ*	1,887	170,207
Life Technologies Corporation*	3,431	221,746
McKesson Corporation	4,652	502,230
Medtronic, Inc.	20,297	953,147
Merck & Co., Inc.	60,481	2,675,075
Mylan, Inc.Δ*	7,996	231,404
Patterson Cos., Inc.	1,684	64,059
PerkinElmer, Inc.	2,326	78,247
Pfizer, Inc.	143,975	4,155,119
Quest Diagnostics, Inc.Δ	3,123	176,293
St. Jude Medical, Inc.	5,667	229,174
Stryker Corporation	5,847	381,458
Tenet Healthcare Corporation*	2,046	97,349
Thermo Fisher Scientific, Inc.	7,195	550,346
UnitedHealth Group, Inc.	20,569	1,176,753
Varian Medical Systems, Inc.Δ*	2,193	157,896
WellPoint, Inc.	6,143	406,851
Zimmer Holdings, Inc.	3,438	258,606

		33,541,354

Materials & Processing — 3.5%
Air Products & Chemicals, Inc.	4,152	361,722
Airgas, Inc.Δ	1,345	133,370
Alcoa, Inc.Δ	21,087	179,661
Allegheny Technologies, Inc.Δ	2,039	64,657
Ball Corporation	3,080	146,546
Bemis Co., Inc.Δ	1,966	79,348
CF Industries Holdings, Inc.	1,278	243,293
Cliffs Natural Resources, Inc.Δ	3,044	57,866
Dow Chemical Co. (The)	24,202	770,592
E.I. du Pont de Nemours & Co.Δ	18,748	921,652
Eastman Chemical Co.	3,150	220,090
Ecolab, Inc.	5,319	426,477
Fastenal Co.Δ	5,502	282,528
FMC CorporationΔ	2,705	154,266
Freeport-McMoRan Copper & Gold, Inc.	18,983	628,337
International Flavors & Fragrances, Inc.Δ	1,618	124,052
International Paper Co.	8,846	412,047
Masco Corporation	6,946	140,657
MeadWestvaco Corporation	3,413	123,892
Monsanto Co.	10,715	1,131,825
Mosaic Co. (The)	5,606	334,174
Newmont Mining Corporation	9,995	418,691
Nucor CorporationΔ	6,273	289,499
Owens-Illinois, Inc.*	3,309	88,185
PPG Industries, Inc.	2,896	387,890

90	See Notes to Schedules of Investments.

	Shares	Value
Praxair, Inc.	5,963	$665,113
Precision Castparts Corporation	2,915	552,742
Sealed Air Corporation	4,014	96,778
Sherwin-Williams Co. (The)	1,739	293,700
Sigma-Aldrich CorporationΔ	2,400	186,432
United States Steel CorporationΔ	2,762	53,859
Vulcan Materials Co.	2,596	134,213

		10,104,154

Producer Durables — 9.6%
3M Co.	12,730	1,353,326
ADT Corporation (The)	4,737	231,829
Agilent Technologies, Inc.	6,846	287,327
Automatic Data Processing, Inc.	9,717	631,799
Avery Dennison Corporation	1,980	85,279
Boeing Co. (The)	13,591	1,166,787
C.H. Robinson Worldwide, Inc.	3,211	190,926
Caterpillar, Inc.	13,088	1,138,263
Cintas CorporationΔ	2,141	94,482
CSX Corporation	20,476	504,324
Cummins, Inc.	3,571	413,558
Danaher Corporation	11,664	724,918
Deere & Co.Δ	7,820	672,364
Dover Corporation	3,463	252,383
Emerson Electric Co.	14,502	810,227
Expeditors International of Washington, Inc.	4,201	150,018
FedEx Corporation	5,838	573,292
FLIR Systems, Inc.	3,049	79,304
Flowserve Corporation	947	158,821
Fluor Corporation	3,302	219,022
General Dynamics Corporation	6,685	471,359
General Electric Co.	208,213	4,813,885
Honeywell International, Inc.	15,677	1,181,262
Illinois Tool Works, Inc.	8,332	507,752
Iron Mountain, Inc.	3,234	117,427
Jacobs Engineering Group, Inc.*	2,559	143,918
Joy Global, Inc.	2,090	124,397
L-3 Communications Holdings, Inc.Δ	1,756	142,096
Lockheed Martin Corporation	5,319	513,390
Norfolk Southern Corporation	6,292	484,987
Northrop Grumman Corporation	4,695	329,354
PACCAR, Inc.Δ	7,121	360,038
Pall Corporation	2,281	155,952
Parker Hannifin Corporation	2,959	270,985
Paychex, Inc.Δ	6,639	232,830
Pitney Bowes, Inc.Δ	4,372	64,968
Quanta Services, Inc.*	4,125	117,893
Raytheon Co.	6,551	385,133
Republic Services, Inc.	5,896	194,568
Robert Half International, Inc.	2,799	105,046
Rockwell Automation, Inc.Δ	2,758	238,153
Rockwell Collins, Inc.Δ	2,786	175,852
Roper Industries, Inc.	2,013	256,275
Ryder System, Inc.	987	58,973
Southwest Airlines Co.	14,624	197,132
Stanley Black & Decker, Inc.	3,231	261,614
Stericycle, Inc.*	1,699	180,400
Textron, Inc.	5,535	164,998
Union Pacific Corporation	9,381	1,335,948
United Parcel Service, Inc. Class B	14,306	1,228,885
United Technologies Corporation	16,917	1,580,555
W.W. Grainger, Inc.	1,220	274,476
Waste Management, Inc.Δ	8,850	347,008
Waters CorporationΔ*	1,722	161,713
Xerox Corporation	24,360	209,496
Xylem, Inc.	3,570	98,389

		27,225,356

Technology — 15.2%
Adobe Systems, Inc.*	9,956	433,186
Advanced Micro Devices, Inc.Δ*	12,208	31,130
Akamai Technologies, Inc.*	3,491	123,197
Altera Corporation	6,324	224,312
Amphenol Corporation Class AΔ	3,147	234,924
Analog Devices, Inc.	6,286	292,236
Apple, Inc.	18,805	8,323,657
Applied Materials, Inc.	24,236	326,701
Autodesk, Inc.*	4,499	185,539
BMC Software, Inc.*	2,653	122,914
Broadcom Corporation Class A	10,429	361,573
CA, Inc.	6,776	170,552
Cisco Systems, Inc.	106,870	2,234,652
Citrix Systems, Inc.*	3,680	265,549
Cognizant Technology Solutions Corporation Class A*	6,025	461,575
Computer Sciences Corporation	3,120	153,598
Corning, Inc.	29,144	388,490
Crown Castle International Corporation*	5,927	412,756
Dell, Inc.	29,505	422,807
Electronic Arts, Inc.*	5,859	103,704
EMC Corporation*	42,165	1,007,322
F5 Networks, Inc.*	1,535	136,738
Google, Inc. Class A*	5,348	4,246,472
Harris CorporationΔ	2,245	104,033
Hewlett-Packard Co.	39,344	937,961
Intel Corporation	98,957	2,162,210
International Business Machines Corporation	20,983	4,475,674
Intuit, Inc.	5,588	366,852
Jabil Circuit, Inc.	3,722	68,783
JDS Uniphase CorporationΔ*	4,745	63,441
Juniper Networks, Inc.*	10,243	189,905
KLA-Tencor Corporation	3,331	175,677
Lam Research Corporation*	3,299	136,777
Linear Technology Corporation	4,548	174,507
LSI Corporation*	10,894	73,861
Microchip Technology, Inc.Δ	3,818	140,350
Micron Technology, Inc.*	21,079	210,368
Microsoft Corporation	150,873	4,316,477
Molex, Inc.Δ	2,666	78,060
Motorola Solutions, Inc.	5,474	350,500
NetApp, Inc.*	7,153	244,346
NVIDIA CorporationΔ	12,198	156,378
Oracle Corporation	73,945	2,391,381
QUALCOMM, Inc.	34,435	2,305,423
Red Hat, Inc.*	3,798	192,027
SAIC, Inc.Δ	5,715	77,438
Salesforce.com, Inc.Δ*	2,703	483,378

See Notes to Schedules of Investments.	91

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
SanDisk Corporation*	4,940	$271,700
Symantec Corporation*	13,868	342,262
Teradata Corporation*	3,319	194,195
Teradyne, Inc.Δ*	3,577	58,019
Texas Instruments, Inc.	22,134	785,314
VeriSign, Inc.Δ*	3,080	145,622
Western Digital Corporation	4,331	217,763
Xilinx, Inc.	5,362	204,668
Yahoo!, Inc.*	19,411	456,741

		43,215,675

Utilities — 6.2%
AES Corporation (The)	12,164	152,901
AGL Resources, Inc.	2,368	99,338
Ameren Corporation	4,802	168,166
American Electric Power Co., Inc.	9,793	476,234
AT&T, Inc.	109,996	4,035,753
CenterPoint Energy, Inc.Δ	8,410	201,504
CenturyLink, Inc.Δ	12,518	439,757
CMS Energy CorporationΔ	5,209	145,539
Consolidated Edison, Inc.Δ	5,730	349,702
Dominion Resources, Inc.	11,501	669,128
DTE Energy Co.	3,385	231,331
Duke Energy Corporation	14,181	1,029,399
Edison International	6,616	332,917
Entergy Corporation	3,653	231,016
Exelon CorporationΔ	17,126	590,504
FirstEnergy CorporationΔ	8,482	357,940
Frontier Communications CorporationΔ	19,145	76,197
Integrys Energy Group, Inc.Δ	1,533	89,159
MetroPCS Communications, Inc.Δ*	6,080	66,272
NextEra Energy, Inc.	8,464	657,484
NiSource, Inc.	6,109	179,238
Northeast Utilities	6,406	278,405
NRG Energy, Inc.	6,347	168,132
ONEOK, Inc.	4,222	201,263
Pepco Holdings, Inc.Δ	4,584	98,098
PG&E Corporation	8,914	396,940
Pinnacle West Capital CorporationΔ	2,190	126,779
PPL Corporation	11,849	370,992
Public Service Enterprise Group, Inc.	10,263	352,431
SCANA CorporationΔ	2,585	132,249
Sempra EnergyΔ	4,563	364,766
Southern Co. (The)Δ	17,240	808,901
Sprint Nextel Corporation*	60,816	377,667
TECO Energy, Inc.Δ	3,986	71,031
Verizon Communications, Inc.	57,220	2,812,363
Windstream CorporationΔ	11,506	91,473
Wisconsin Energy CorporationΔ	4,484	192,319
Xcel Energy, Inc.	9,928	294,862

		17,718,150

Total Common Stocks (Cost $182,610,590)		266,329,922

FOREIGN COMMON STOCKS — 2.3%
Bermuda — 0.1%
Invesco, Ltd.	8,786	254,443
Nabors Industries, Ltd.	5,841	94,741

		349,184

Ireland — 1.0%
Accenture PLC Class A	12,919	981,456
Covidien PLC	9,436	640,138
Eaton Corporation PLCΔ	9,443	578,384
Ingersoll-Rand PLC	5,464	300,575
Seagate Technology PLCΔ	6,352	232,229
XL Group PLC	5,999	181,770

		2,914,552

Netherlands — 0.2%
LyondellBasell Industries NV Class A	7,646	483,915

Switzerland — 0.6%
ACE, Ltd.	6,793	604,373
Garmin, Ltd.Δ	2,153	71,135
Noble Corporation	4,972	189,682
Pentair, Ltd.	4,124	217,541
TE Connectivity, Ltd.	8,440	353,889
Tyco International, Ltd.	9,397	300,704

		1,737,324

United Kingdom — 0.4%
Aon PLC	6,170	379,455
Delphi Automotive PLCΔ	5,919	262,804
Ensco PLC Class A	4,721	283,260
Rowan Cos. PLC Class A*	2,445	86,455

		1,011,974

Total Foreign Common Stocks (Cost $5,105,315)		6,496,949

RIGHTS/WARRANTS — 0.0%
American International Group, Inc. Fractional Warrants+* (Cost $0)	65,600	—

MONEY MARKET FUNDS — 12.7%
GuideStone Money Market Fund (GS4 Class)¥	10,547,417	10,547,417
Northern Institutional Liquid Assets Portfolio§	25,669,339	25,669,339

Total Money Market Funds (Cost $36,216,756)		36,216,756

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.14%, 04/25/13‡‡ (Cost $534,952)	$535,000	534,958

TOTAL INVESTMENTS — 108.8% (Cost $224,467,613)		309,578,585
Liabilities in Excess of Other Assets — (8.8)%		(25,031,229)

NET ASSETS — 100.0%		$284,547,356

92	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	16.4
Technology	15.2
Consumer Discretionary	13.0
Money Market Funds	12.7
Healthcare	11.8
Energy	10.5
Producer Durables	9.6
Consumer Staples	7.4
Utilities	6.2
Futures Contracts	4.0
Materials & Processing	3.5
Foreign Common Stocks	2.3
U.S. Treasury Obligation	0.2
Rights/Warrants	—	**

	112.8

** Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$266,329,922	$266,329,922	$—	$—
Foreign Common Stocks	6,496,949	6,496,949	—	—
Money Market Funds	36,216,756	36,216,756	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligation	534,958	—	534,958	—

Total Assets — Investments in Securities	$309,578,585	$309,043,627	$534,958	$—

Other Financial Instruments***
Futures Contracts	$182,339	$182,339	$—	$—

Total Assets — Other Financial Instruments	$182,339	$182,339	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

See Notes to Schedules of Investments.	93

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.6%
Financial Services — 95.6%
Acadia Realty Trust REITΔ	91,086	$2,529,458
Alexander’s, Inc. REITΔ	4,267	1,406,787
Alexandria Real Estate Equities, Inc. REITΔ	53,439	3,793,100
American Assets Trust, Inc. REIT	32,634	1,044,614
American Campus Communities, Inc. REIT	122,230	5,541,908
AvalonBay Communities, Inc. REITΔ	40,151	5,085,927
Aviv REIT, Inc.*	22,060	530,764
Boston Properties, Inc. REIT	73,188	7,396,379
BRE Properties, Inc. REIT	35,546	1,730,379
Brookfield Office Properties, Inc.Δ	107,658	1,848,488
Camden Property Trust REIT	76,774	5,272,838
DCT Industrial Trust, Inc. REITΔ	136,671	1,011,365
DDR Corporation REITΔ	166,617	2,902,468
DiamondRock Hospitality Co. REIT	283,780	2,641,992
Digital Realty Trust, Inc. REIT	5,155	344,921
Douglas Emmett, Inc. REIT	254,607	6,347,353
Duke Realty Corporation REITΔ	394,613	6,700,529
DuPont Fabros Technology, Inc. REITΔ	261,407	6,344,348
Equity Residential REIT	158,170	8,708,840
Extra Space Storage, Inc. REIT	68,953	2,707,784
Federal Realty Investment Trust REIT	37,965	4,101,739
General Growth Properties, Inc. REIT	172,815	3,435,562
Glimcher Realty Trust REITΔ	416,465	4,830,994
Health Care REIT, Inc.	106,237	7,214,555
Healthcare Realty Trust, Inc. REITΔ	200,144	5,682,088
Home Properties, Inc. REITΔ	49,121	3,115,254
Host Hotels & Resorts, Inc. REITΔ	279,669	4,891,411
LaSalle Hotel Properties REITΔ	68,262	1,732,490
Liberty Property Trust REIT	82,310	3,271,823
Medical Properties Trust, Inc. REITΔ	42,692	684,780
Pebblebrook Hotel Trust REITΔ	75,764	1,953,954
Pennsylvania Real Estate Investment Trust REIT	32,756	635,139
Post Properties, Inc. REIT	100,973	4,755,828
Prologis, Inc. REIT	133,031	5,318,579
PS Business Parks, Inc. REIT	22,051	1,740,265
Public Storage REIT	70,761	10,778,316
Regency Centers Corporation REIT	90,676	4,797,667
Simon Property Group, Inc. REIT	152,195	24,132,039
SL Green Realty Corporation REITΔ	44,890	3,865,478
Sunstone Hotel Investors, Inc. REIT*	307,035	3,779,601
Taubman Centers, Inc. REIT	71,328	5,539,332
UDR, Inc. REITΔ	117,016	2,830,617
Ventas, Inc. REIT	192,940	14,123,208
Vornado Realty Trust REIT	81,063	6,780,109

		203,881,070

Total Common Stocks (Cost $181,265,636)		203,881,070

MONEY MARKET FUNDS — 24.4%
GuideStone Money Market Fund (GS4 Class)¥	8,493,697	8,493,697
Northern Institutional Liquid Assets Portfolio§	43,474,427	43,474,427

Total Money Market Funds (Cost $51,968,124)		51,968,124

TOTAL INVESTMENTS — 120.0% (Cost $233,233,760)		255,849,194
Liabilities in Excess of Other Assets — (20.0)%		(42,569,827)

NET ASSETS — 100.0%		$213,279,367

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	95.6
Money Market Funds	24.4
Futures Contracts	4.3

124.3

94	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$203,881,070	$203,881,070	$—	$—
Money Market Funds	51,968,124	51,968,124	—	—

Total Assets — Investments in Securities	$255,849,194	$255,849,194	$—	$—

Other Financial Instruments***
Futures Contracts	$172,290	$172,290	$—	$—

Total Assets — Other Financial Instruments	$172,290	$172,290	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	95

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 90.5%
Consumer Discretionary — 8.7%
Carnival Corporation	314,977	$10,803,711
CBS Corporation Class B	20,161	941,317
Comcast Corporation Class A	414,254	17,402,811
Dana Holding CorporationΔ	321,700	5,735,911
Dillard’s, Inc. Class A	15,900	1,248,945
Ford Motor Co.	140,632	1,849,311
GameStop Corporation Class AΔ	136,700	3,823,499
Gap, Inc. (The)	294,200	10,414,680
General Motors Co.Δ*	28,699	798,406
Home Depot, Inc. (The)	135,208	9,434,814
Johnson Controls, Inc.	25,491	893,969
Lear Corporation	34,400	1,887,528
Lennar Corporation Class AΔ	168,851	7,003,939
Lowe’s Cos., Inc.	36,815	1,396,025
Macy’s, Inc.	65,300	2,732,152
Newell Rubbermaid, Inc.	100,000	2,610,000
News Corporation Class A	108,811	3,320,912
Target Corporation	198,266	13,571,308
Time Warner, Inc.	122,664	7,067,900
Wal-Mart Stores, Inc.	13,374	1,000,776
Walt Disney Co. (The)	42,346	2,405,253
Whirlpool Corporation	38,100	4,513,326
Wyndham Worldwide CorporationΔ	24,200	1,560,416

		112,416,909

Consumer Staples — 6.1%
Archer-Daniels-Midland Co.	24,697	833,030
Coca-Cola Enterprises, Inc.	132,200	4,880,824
Colgate-Palmolive Co.	1,453	171,498
CVS Caremark Corporation	38,376	2,110,296
Energizer Holdings, Inc.	56,400	5,624,772
General Mills, Inc.	5,252	258,976
Hillshire Brands Co.	48,600	1,708,290
Kellogg Co.	445	28,671
Kimberly-Clark CorporationΔ	1,563	153,143
Kraft Foods Group, Inc.	20,990	1,081,615
Kroger Co. (The)	142,400	4,719,136
Mondelez International, Inc. Class A	255,196	7,811,550
PepsiCo, Inc.	116,900	9,247,959
Procter & Gamble Co. (The)	143,020	11,021,121
Safeway, Inc.Δ	123,200	3,246,320
Sysco CorporationΔ	230,418	8,103,801
Tyson Foods, Inc. Class A	198,100	4,916,842
Walgreen Co.	274,299	13,078,576

		78,996,420

Energy — 12.2%
Anadarko Petroleum Corporation	18,754	1,640,037
Apache Corporation	14,686	1,133,172
Baker Hughes, Inc.	162,036	7,520,091
Chevron Corporation	251,650	29,901,053
ConocoPhillips	311,404	18,715,380
Devon Energy Corporation	83,158	4,691,774
Exxon Mobil Corporation	388,595	35,016,295
First Solar, Inc.Δ*	48,200	1,299,472
Halliburton Co.	23,559	952,019
Hess Corporation	11,409	816,999
HollyFrontier CorporationΔ	82,900	4,265,205
Marathon Oil Corporation	234,935	7,922,008
Marathon Petroleum Corporation	69,900	6,263,040
Murphy Oil CorporationΔ	79,600	5,072,908
National Oilwell Varco, Inc.	12,330	872,348
Occidental Petroleum Corporation	158,204	12,398,448
Patterson-UTI Energy, Inc.Δ	62,400	1,487,616
Phillips 66	23,418	1,638,557
Spectra Energy CorporationΔ	24,468	752,391
Valero Energy Corporation	267,200	12,154,928
Western Refining, Inc.Δ	88,000	3,116,080

		157,629,821

Financial Services — 22.3%
Aflac, Inc.	17,525	911,650
Allstate Corporation (The)	128,084	6,285,082
American Express Co.	309,798	20,898,973
American International Group, Inc.*	24,160	937,891
Ameriprise Financial, Inc.Δ	139,700	10,288,905
Assurant, Inc.Δ	65,000	2,925,650
Bank of America Corporation	1,406,286	17,128,564
Bank of New York Mellon Corporation (The)Δ	44,825	1,254,652
BB&T Corporation	26,182	821,853
Berkshire Hathaway, Inc. Class B*	66,759	6,956,288
BlackRock, Inc.	2,215	568,989
Capital One Financial Corporation	228,482	12,555,086
Charles Schwab Corporation (The)	40,278	712,518
Chubb Corporation (The)	10,121	885,891
Citigroup, Inc.	663,831	29,367,883
CME Group, Inc.	12,457	764,735
Discover Financial Services	142,950	6,409,878
Equity Residential REIT	11,102	611,276
Fifth Third BancorpΔ	322,100	5,253,451
Franklin Resources, Inc.	4,009	604,597
Goldman Sachs Group, Inc. (The)	67,050	9,866,408
Hartford Financial Services Group, Inc.Δ	92,000	2,373,600
Huntington Bancshares, Inc.Δ	645,900	4,773,201
JPMorgan Chase & Co.	874,032	41,481,559
KeyCorp	477,800	4,758,888
Lincoln National CorporationΔ	96,300	3,140,343
Loews Corporation	11,680	514,738
Marsh & McLennan Cos., Inc.	4,263	161,866
MetLife, Inc.	32,008	1,216,944
Morgan Stanley	57,745	1,269,235
PNC Financial Services Group, Inc.	19,798	1,316,567
Prudential Financial, Inc.	17,470	1,030,555
Regions Financial Corporation	427,700	3,502,863
Simon Property Group, Inc. REIT	1,815	287,786
SLM Corporation	637,500	13,056,000
State Street Corporation	339,227	20,044,923
T Rowe Price Group, Inc.	20,800	1,557,296
Thomson Reuters Corporation	13,889	451,115
Travelers Cos., Inc. (The)Δ	185,054	15,579,696
Unum Group	59,100	1,669,575
US Bancorp	178,807	6,066,922

96	See Notes to Schedules of Investments.

	Shares	Value
Wells Fargo & Co.Δ	743,965	$27,519,265

		287,783,157

Healthcare — 14.3%
Abbott Laboratories	3,077	108,680
AbbVie, Inc.	3,077	125,480
Aetna, Inc.Δ	41,591	2,126,132
AmerisourceBergen Corporation	81,200	4,177,740
Amgen, Inc.	48,500	4,971,735
Baxter International, Inc.	80,744	5,865,244
Becton, Dickinson and Co.	538	51,438
Biogen Idec, Inc.*	18,000	3,472,380
Bristol-Myers Squibb Co.	5,748	236,760
Cardinal Health, Inc.Δ	201,951	8,405,201
Cigna Corporation	91,900	5,731,803
Eli Lilly & Co.	24,413	1,386,414
Hologic, Inc.*	266,750	6,028,550
Humana, Inc.Δ	59,100	4,084,401
Johnson & Johnson	274,689	22,395,394
McKesson Corporation	41,300	4,458,748
Medtronic, Inc.	402,954	18,922,720
Merck & Co., Inc.	448,019	19,815,880
Mylan, Inc.Δ*	161,700	4,679,598
Pfizer, Inc.	1,377,708	39,760,653
Stryker Corporation	2,999	195,655
Thermo Fisher Scientific, Inc.Δ	62,249	4,761,426
United Therapeutics CorporationΔ*	52,800	3,213,936
UnitedHealth Group, Inc.	177,777	10,170,622
WellPoint, Inc.	140,877	9,330,284

		184,476,874

Materials & Processing — 2.3%
Air Products & Chemicals, Inc.	7,928	690,687
CF Industries Holdings, Inc.	20,900	3,978,733
Dow Chemical Co. (The)	44,880	1,428,979
E.I. du Pont de Nemours & Co.Δ	224,000	11,011,840
Freeport-McMoRan Copper & Gold, Inc.	35,617	1,178,923
International Paper Co.	35,600	1,658,248
Louisiana-Pacific Corporation*	95,800	2,069,280
MeadWestvaco Corporation	71,600	2,599,080
Mosaic Co. (The)	11,114	662,506
Newmont Mining Corporation	18,391	770,399
Sealed Air CorporationΔ	145,600	3,510,416
Southern Copper Corporation	1,484	55,754

		29,614,845

Producer Durables — 10.9%
3M Co.	2,630	279,595
ADT Corporation (The)	66,110	3,235,423
AGCO Corporation	31,000	1,615,720
Alaska Air Group, Inc.*	40,800	2,609,568
Boeing Co. (The)	2,694	231,280
CSX Corporation	12,665	311,939
Danaher Corporation	14,339	891,169
Delta Air Lines, Inc.*	163,300	2,696,083
Emerson Electric Co.Δ	176,357	9,853,066
FedEx Corporation	11,063	1,086,387
General Dynamics Corporation	11,908	839,633
General Electric Co.	1,490,486	34,460,036
Honeywell International, Inc.	197,200	14,859,020
Illinois Tool Works, Inc.Δ	172,931	10,538,415
L-3 Communications Holdings, Inc.Δ	50,200	4,062,184
Lockheed Martin Corporation	50,998	4,922,327
Norfolk Southern Corporation	12,203	940,607
Northrop Grumman CorporationΔ	74,486	5,225,193
Oshkosh CorporationΔ*	47,000	1,997,030
Raytheon Co.Δ	197,188	11,592,682
Stanley Black & Decker, Inc.	90,700	7,343,979
Terex CorporationΔ*	202,000	6,952,840
Textron, Inc.Δ	366,100	10,913,441
Union Pacific Corporation	13,500	1,922,535
Waste Management, Inc.Δ	17,355	680,490

		140,060,642

Technology — 6.5%
Adobe Systems, Inc.*	7,957	346,209
Applied Materials, Inc.	202,400	2,728,352
Avnet, Inc.*	40,700	1,473,340
Broadcom Corporation Class A	7,883	273,304
Cisco Systems, Inc.	757,913	15,847,961
Computer Sciences Corporation	35,400	1,742,742
Corning, Inc.	228,177	3,041,599
Dell, Inc.	55,265	791,947
Hewlett-Packard Co.	74,038	1,765,066
Intel Corporation	289,303	6,321,271
International Business Machines Corporation	42,500	9,065,250
Lam Research CorporationΔ*	69,500	2,881,470
Microsoft Corporation	345,300	9,879,033
Oracle Corporation	73,200	2,367,288
SAIC, Inc.Δ	134,700	1,825,185
Symantec Corporation*	173,100	4,272,108
Texas Instruments, Inc.Δ	327,158	11,607,566
Western Digital Corporation	125,400	6,305,112
Yahoo!, Inc.*	41,284	971,412

		83,506,215

Utilities — 7.2%
AES Corporation (The)	619,800	7,790,886
Ameren Corporation	117,900	4,128,858
American Electric Power Co., Inc.	213,356	10,375,502
AT&T, Inc.	857,521	31,462,446
CenturyLink, Inc.Δ	23,290	818,178
Consolidated Edison, Inc.Δ	10,985	670,415
Dominion Resources, Inc.	21,427	1,246,623
Duke Energy CorporationΔ	26,375	1,914,561
Edison InternationalΔ	93,700	4,714,984
Entergy CorporationΔ	107,100	6,773,004
Exelon CorporationΔ	31,909	1,100,222
FirstEnergy CorporationΔ	15,678	661,612
NextEra Energy, Inc.	15,615	1,212,973
NV Energy, Inc.	220,500	4,416,615
PG&E CorporationΔ	15,834	705,088
Public Service Enterprise Group, Inc.Δ	97,269	3,340,217
Southern Co. (The)Δ	32,585	1,528,888
Sprint Nextel CorporationΔ*	259,900	1,613,979
Verizon Communications, Inc.	184,424	9,064,440

		93,539,491

Total Common Stocks (Cost $950,129,617)		1,168,024,374

See Notes to Schedules of Investments.	97

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 6.7%
Bermuda — 1.0%
AXIS Capital Holdings, Ltd.	40,100	$1,668,962
Everest Re Group, Ltd.	38,900	5,051,554
Nabors Industries, Ltd.	172,200	2,793,084
PartnerRe, Ltd.Δ	25,800	2,402,238
RenaissanceRe Holdings, Ltd.Δ	17,500	1,609,825

		13,525,663

Canada — 0.5%
Agrium, Inc.	37,300	3,636,750
Domtar Corporation	16,400	1,272,968
Gildan Activewear, Inc.Δ	38,100	1,520,571

		6,430,289

France — 0.9%
Sanofi ADRΔ	219,200	11,196,736

Guernsey — 0.2%
Amdocs, Ltd.	85,600	3,103,000

Ireland — 0.9%
Covidien PLC	17,133	1,162,303
Ingersoll-Rand PLC	27,800	1,529,278
Seagate Technology PLCΔ	45,700	1,670,792
Warner Chilcott PLC Class A	120,900	1,638,195
XL Group PLC	198,800	6,023,640

		12,024,208

Netherlands — 0.3%
LyondellBasell Industries NV Class A	52,956	3,351,585

Switzerland — 1.5%
ACE, Ltd.	35,277	3,138,595
Allied World Assurance Company Holdings AG	17,100	1,585,512
Pentair, Ltd.	40,039	2,112,057
TE Connectivity, Ltd.	167,075	7,005,455
Tyco International, Ltd.	162,021	5,184,672

		19,026,291

United Kingdom — 1.4%
BP PLC ADRΔ	244,400	10,350,340
Ensco PLC Class A	132,500	7,950,000

		18,300,340

Total Foreign Common Stocks (Cost $78,225,594)		86,958,112

MONEY MARKET FUNDS — 11.9%
GuideStone Money Market Fund (GS4 Class)¥	31,478,055	31,478,055
Northern Institutional Liquid Assets Portfolio§	122,080,620	122,080,620

Total Money Market Funds (Cost $153,558,675)		153,558,675

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill 0.14%, 04/25/13‡‡ (Cost $649,934)	$650,000	649,949

TOTAL INVESTMENTS — 109.2% (Cost $1,182,563,820)		1,409,191,110
Liabilities in Excess of Other Assets — (9.2)%		(118,743,652)

Net Assets — 100.0%		$1,290,447,458

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	22.3
Healthcare	14.3
Energy	12.2
Money Market Funds	11.9
Producer Durables	10.9
Consumer Discretionary	8.7
Utilities	7.2
Foreign Common Stocks	6.7
Technology	6.5
Consumer Staples	6.1
Futures Contracts	2.6
Materials & Processing	2.3
U.S. Treasury Obligation	0.1

111.8

98	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,168,024,374	$1,168,024,374	$—	$—
Foreign Common Stocks	86,958,112	86,958,112	—	—
Money Market Funds	153,558,675	153,558,675	—	—
U.S. Treasury Obligation	649,949	—	649,949	—

Total Assets — Investments in Securities	$1,409,191,110	$1,408,541,161	$649,949	$—

Other Financial Instruments***
Futures Contracts	$502,749	$502,749	$—	$—

Total Assets — Other Financial Instruments	$502,749	$502,749	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

See Notes to Schedules of Investments.	99

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.8%
Consumer Discretionary — 23.4%
Amazon.com, Inc.*	132,995	$35,441,838
AutoZone, Inc.Δ*	17,986	7,136,305
Avon Products, Inc.	73,700	1,527,801
CBS Corporation Class B	317,686	14,832,759
Chipotle Mexican Grill, Inc.Δ*	44,622	14,540,971
Comcast Corporation Class A	502,381	21,105,026
Costco Wholesale Corporation	81,480	8,645,843
Discovery Communications, Inc. Class AΔ*	40,570	3,194,482
eBay, Inc.*	413,066	22,396,438
Estee Lauder Cos., Inc. (The) Class A	172,685	11,057,021
Fortune Brands Home & Security, Inc.*	48,530	1,816,478
Hertz Global Holdings, Inc.Δ*	337,855	7,520,652
Home Depot, Inc. (The)	262,572	18,322,274
Liberty Global, Inc. Class AΔ*	78,753	5,780,470
Lowe’s Cos., Inc.	195,031	7,395,575
McDonald’s Corporation	66,014	6,580,936
NIKE, Inc. Class B	463,617	27,358,039
Nordstrom, Inc.Δ	76,290	4,213,497
priceline.com, Inc.*	30,862	21,230,896
Ralph Lauren Corporation	33,890	5,737,916
Sirius XM Radio, Inc.Δ*	859,400	2,646,952
Starbucks Corporation	320,682	18,266,047
Starwood Hotels & Resorts Worldwide, Inc.	193,504	12,332,010
Target CorporationΔ	55,500	3,798,975
TJX Cos., Inc.	110,573	5,169,288
Tractor Supply Co.Δ	19,350	2,014,915
Ulta Salon Cosmetics & Fragrance, Inc.*	15,408	1,250,667
Urban Outfitters, Inc.*	60,400	2,339,896
Wal-Mart Stores, Inc.	69,112	5,171,651
Walt Disney Co. (The)	164,430	9,339,624
Whirlpool Corporation	29,041	3,440,197

		311,605,439

Consumer Staples — 2.7%
Church & Dwight Co., Inc.Δ	79,170	5,116,757
CVS Caremark Corporation	125,250	6,887,498
Kraft Foods Group, Inc.	133,680	6,888,530
Mondelez International, Inc. Class A	320,210	9,801,628
Procter & Gamble Co. (The)	70,400	5,425,024
Whole Foods Market, Inc.	26,380	2,288,465

		36,407,902

Energy — 6.7%
Anadarko Petroleum Corporation	58,570	5,121,946
Cabot Oil & Gas Corporation	55,995	3,785,822
Cameron International Corporation*	69,190	4,511,188
Chevron Corporation	24,380	2,896,832
Continental Resources, Inc.Δ*	30,040	2,611,377
EOG Resources, Inc.	20,000	2,561,400
FMC Technologies, Inc.Δ*	159,700	8,686,083
Kinder Morgan, Inc.	99,922	3,864,983
National Oilwell Varco, Inc.	110,600	7,824,950
Noble Energy, Inc.	74,987	8,672,996
Pioneer Natural Resources Co.Δ	30,346	3,770,491
Schlumberger, Ltd.	346,357	25,938,676
Southwestern Energy Co.*	240,900	8,975,934

		89,222,678

Financial Services — 11.6%
Allstate Corporation (The)	12,260	601,598
American Express Co.	79,805	5,383,645
American International Group, Inc.*	36,752	1,426,713
American Tower Corporation REIT	140,093	10,775,954
Citigroup, Inc.	342,674	15,159,898
Discover Financial Services	191,891	8,604,392
Goldman Sachs Group, Inc. (The)	75,346	11,087,164
Hartford Financial Services Group, Inc.Δ	90,010	2,322,258
IntercontinentalExchange, Inc.Δ*	37,320	6,085,772
JPMorgan Chase & Co.	90,120	4,277,095
Mastercard, Inc. Class AΔ	28,209	15,264,736
Raymond James Financial, Inc.	48,420	2,232,162
SLM Corporation	95,700	1,959,936
SunTrust Banks, Inc.	56,400	1,624,884
T Rowe Price Group, Inc.Δ	40,040	2,997,795
Visa, Inc. Class A	304,517	51,719,167
Wells Fargo & Co.	345,518	12,780,711

		154,303,880

Healthcare — 13.7%
Alexion Pharmaceuticals, Inc.*	111,200	10,245,968
Allergan, Inc.	229,010	25,564,386
athenahealth, Inc.Δ*	45,500	4,415,320
Biogen Idec, Inc.*	133,442	25,742,296
BioMarin Pharmaceutical, Inc.Δ*	135,670	8,446,814
Bristol-Myers Squibb Co.	275,206	11,335,735
Catamaran Corporation*	63,930	3,390,208
Celgene Corporation*	101,288	11,740,292
Cerner CorporationΔ*	113,900	10,792,025
Cooper Cos., Inc. (The)	16,270	1,755,208
Express Scripts Holding Co.*	101,360	5,843,404
Gilead Sciences, Inc.Δ*	654,765	32,037,652
Illumina, Inc.Δ*	41,340	2,232,360
Intuitive Surgical, Inc.*	26,776	13,152,104
Pfizer, Inc.	322,700	9,313,122
Regeneron Pharmaceuticals, Inc.Δ*	29,691	5,237,492
Zoetis, Inc.*	31,368	1,047,691

		182,292,077

Materials & Processing — 5.2%
Airgas, Inc.Δ	21,690	2,150,780
Ecolab, Inc.	62,510	5,012,052
Freeport-McMoRan Copper & Gold, Inc.	142,190	4,706,489
Masco Corporation	164,600	3,333,150
Monsanto Co.	220,933	23,337,153
PPG Industries, Inc.	19,142	2,563,880
Praxair, Inc.	99,100	11,053,614
Precision Castparts Corporation	76,026	14,416,050
Sherwin-Williams Co. (The)Δ	16,900	2,854,241

		69,427,409

100	See Notes to Schedules of Investments.

	Shares	Value
Producer Durables — 6.7%
AMETEK, Inc.	143,635	$6,228,014
B/E Aerospace, Inc.*	30,640	1,847,286
Caterpillar, Inc.	33,900	2,948,283
CSX Corporation	106,204	2,615,805
Cummins, Inc.Δ	116,477	13,489,201
Danaher Corporation	45,482	2,826,706
Deere & Co.Δ	31,763	2,730,983
Delta Air Lines, Inc.*	168,600	2,783,586
FedEx Corporation	35,500	3,486,100
General Electric Co.	460,287	10,641,835
Honeywell International, Inc.	99,650	7,508,627
Kansas City Southern	33,530	3,718,477
Trimble Navigation, Ltd.*	105,570	3,162,877
Union Pacific Corporation	105,697	15,052,310
United Rentals, Inc.Δ*	24,735	1,359,683
Verisk Analytics, Inc. Class A*	70,860	4,367,102
W.W. Grainger, Inc.	23,238	5,228,085

		89,994,960

Technology — 16.6%
AOL, Inc.Δ*	33,900	1,304,811
Apple, Inc.	66,533	29,449,502
Citrix Systems, Inc.*	53,080	3,830,253
Cree, Inc.Δ*	24,900	1,362,279
Crown Castle International Corporation*	76,810	5,349,048
EMC Corporation*	367,641	8,782,943
Equinix, Inc.Δ*	20,824	4,504,439
F5 Networks, Inc.*	87,000	7,749,960
Facebook, Inc. Class A*	621,283	15,892,419
Google, Inc. Class A*	76,746	60,938,626
Intuit, Inc.	111,898	7,346,104
LinkedIn Corporation, Class A*	25,277	4,450,269
Motorola Solutions, Inc.	30,896	1,978,271
QUALCOMM, Inc.	386,347	25,865,932
Red Hat, Inc.*	68,820	3,479,539
Rovi Corporation*	7	150
Salesforce.com, Inc.Δ*	175,090	31,311,345
SanDisk Corporation*	59,300	3,261,500
Splunk, Inc.*	42,047	1,683,141
Teradata Corporation*	60,750	3,554,483

		222,095,014

Utilities — 0.2%
ITC Holdings CorporationΔ	26,290	2,346,645

Total Common Stocks (Cost $866,885,887)		1,157,696,004

FOREIGN COMMON STOCKS — 8.0%
Bermuda — 0.2%
Invesco, Ltd.	97,120	2,812,595

Canada — 0.9%
Canadian Pacific Railway, Ltd.	28,795	3,756,884
Lululemon Athletica, Inc.Δ*	47,148	2,939,678
Valeant Pharmaceuticals International, Inc.*	67,971	5,099,184

		11,795,746

Denmark — 0.5%
Novo Nordisk A/S ADR	40,450	6,532,675

Germany — 0.4%
SAP AG ADRΔ	73,160	5,892,307

Hong Kong — 0.6%
Michael Kors Holdings, Ltd.*	131,175	7,449,428

Ireland — 1.9%
Accenture PLC Class AΔ	216,894	16,477,437
Eaton Corporation PLCΔ	103,220	6,322,225
Shire PLC ADR	32,350	2,955,496

		25,755,158

Netherlands — 1.7%
ASML Holding NVΔ	166,269	11,307,955
LyondellBasell Industries NV Class A	172,316	10,905,879

		22,213,834

Singapore — 0.2%
Avago Technologies, Ltd.Δ	75,000	2,694,000

Switzerland — 0.5%
Pentair, Ltd.	119,208	6,288,222

United Kingdom — 1.1%
ARM Holdings PLC ADRΔ	226,800	9,609,516
Ensco PLC Class A	35,580	2,134,800
Rolls-Royce Holdings PLC	168,847	2,899,080

		14,643,396

Total Foreign Common Stocks (Cost $88,507,521)		106,077,361

MONEY MARKET FUNDS — 18.8%
GuideStone Money Market Fund (GS4 Class)¥	66,103,982	66,103,983
Northern Institutional Liquid Assets Portfolio§	184,702,451	184,702,451

Total Money Market Funds (Cost $250,806,434)		250,806,434

TOTAL INVESTMENTS — 113.6% (Cost $1,206,199,842)		1,514,579,799
Liabilities in Excess of Other Assets — (13.6)%		(181,235,171)

NET ASSETS — 100.0%		$1,333,344,628

See Notes to Schedules of Investments.	101

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Consumer Discretionary	23.4
Money Market Funds	18.8
Technology	16.6
Healthcare	13.7
Financial Services	11.6
Foreign Common Stocks	8.0
Energy	6.7
Producer Durables	6.7
Futures Contracts	5.5
Materials & Processing	5.2
Consumer Staples	2.7
Utilities	0.2

119.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,157,696,004	$1,157,696,004	$—	$—
Foreign Common Stocks	106,077,361	106,077,361	—	—
Money Market Funds	250,806,434	250,806,434	—	—

Total Assets — Investments in Securities	$1,514,579,799	$1,514,579,799	$—	$—

Other Financial Instruments***
Futures Contracts	$1,017,558	$1,017,558	$—	$—

Total Assets — Other Financial Instruments	$1,017,558	$1,017,558	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets of the Funds is not material, therefore, the transfers between Level 1 and Level 2 are not shown for the period ended March 31, 2013.

102	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 60.6%
Consumer Discretionary — 8.2%
Aaron’s, Inc.	62,400	$1,789,632
American Eagle Outfitters, Inc.	34,800	650,760
American Public Education, Inc.Δ*	19,000	662,910
Avis Budget Group, Inc.Δ*	46,000	1,280,180
Bright Horizons Family Solutions, Inc.*	8,700	293,973
Cabela’s, Inc.*	6,506	395,435
Capella Education Co.Δ*	22,700	706,878
Chico’s FAS, Inc.	38,518	647,102
Dillard’s, Inc. Class A	17,500	1,374,625
Domino’s Pizza, Inc.Δ	17,908	921,188
DSW, Inc. Class A	4,400	280,720
Five Below, Inc.Δ*	11,000	416,790
Francesca’s Holdings CorporationΔ*	10,100	289,466
GameStop Corporation Class AΔ	74,300	2,078,171
Hibbett Sports, Inc.Δ*	19,000	1,069,130
HomeAway, Inc.Δ*	8,700	282,750
Inter Parfums, Inc.Δ	33,600	820,848
Jarden CorporationΔ*	25,800	1,105,530
Jos. A. Bank Clothiers, Inc.Δ*	1,550	61,845
Lear Corporation	22,900	1,256,523
Lithia Motors, Inc. Class A	7,200	341,856
Lumber Liquidators Holdings, Inc.Δ*	10,600	744,332
Marriott Vacations Worldwide Corporation*	41,820	1,794,496
Mattress Firm Holding CorporationΔ*	22,500	777,150
Meritage Homes CorporationΔ*	11,195	524,598
Monro Muffler Brake, Inc.Δ	40,000	1,588,400
National American University Holdings, Inc.Δ	54,700	213,330
Newell Rubbermaid, Inc.	57,600	1,503,360
Oxford Industries, Inc.Δ	16,000	849,600
Pier 1 Imports, Inc.Δ	48,260	1,109,980
PulteGroup, Inc.*	82,000	1,659,680
Ryland Group, Inc. (The)Δ	35,000	1,456,700
Shutterfly, Inc.Δ*	12,900	569,793
Shutterstock, Inc.Δ*	19,700	886,106
Smith & Wesson Holding CorporationΔ*	64,600	581,400
Sotheby’sΔ	33,500	1,253,235
Steven Madden, Ltd.Δ*	6,500	280,410
Sturm Ruger & Co., Inc.Δ	28,100	1,425,513
TRW Automotive Holdings Corporation*	13,800	759,000
Tupperware Brands Corporation	24,100	1,969,934
ValueClick, Inc.*	47,500	1,403,625
Vera Bradley, Inc.Δ*	34,200	808,146
Vitamin Shoppe, Inc.Δ*	22,200	1,084,470
WABCO Holdings, Inc.*	19,100	1,348,269
Williams-Sonoma, Inc.Δ	6,600	340,032

		41,657,871

Consumer Staples — 2.2%
Annie’s, Inc.Δ*	15,900	608,334
Boulder Brands, Inc.Δ*	35,138	315,539
Chef’s Warehouse, Inc. (The)Δ*	36,200	668,614
Energizer Holdings, Inc.Δ	5,300	528,569
Flowers Foods, Inc.Δ	22,800	751,032
Hain Celestial Group, Inc. (The)Δ*	9,101	555,889
Ingredion, Inc.	16,600	1,200,512
J & J Snack Foods Corporation	9,500	730,455
Medifast, Inc.Δ*	36,200	829,704
Natural Grocers by Vitamin Cottage, Inc.Δ*	13,900	313,445
PetMed Express, Inc.Δ	90,700	1,216,741
Pinnacle Foods, Inc.*	3,800	84,398
Susser Holdings CorporationΔ*	8,100	413,991
United Natural Foods, Inc.*	34,666	1,705,567
USANA Health Sciences, Inc.Δ*	19,300	932,769
WhiteWave Foods Co. Class AΔ*	16,034	273,700

		11,129,259

Energy — 4.5%
Alon USA Energy, Inc.	34,100	649,605
American Standard Energy Corporation@*	8,702	5,395
Bonanza Creek Energy, Inc.Δ*	22,100	854,607
Delek US Holdings, Inc.	18,600	733,956
Dril-Quip, Inc.Δ*	7,800	679,926
First Solar, Inc.Δ*	39,000	1,051,440
Gulfport Energy Corporation*	40,300	1,846,949
Helmerich & Payne, Inc.Δ	24,100	1,462,870
HollyFrontier CorporationΔ	52,500	2,701,125
Hornbeck Offshore Services, Inc.Δ*	22,300	1,036,058
Key Energy Services, Inc.Δ*	87,800	709,424
Matador Resources Co.Δ*	55,900	495,274
Newpark Resources, Inc.Δ*	79,300	735,904
Oasis Petroleum, Inc.Δ*	45,523	1,733,061
Patterson-UTI Energy, Inc.Δ	77,200	1,840,448
RPC, Inc.Δ	42,800	649,276
Sanchez Energy CorporationΔ*	36,700	731,064
Swift Energy Co.Δ*	30,200	447,262
Tesoro Corporation	16,800	983,640
Vaalco Energy, Inc.*	184,000	1,396,560
Western Refining, Inc.	56,700	2,007,747

		22,751,591

Financial Services — 12.2%
American Capital, Ltd.*	73,000	1,065,435
American Equity Investment Life Holding Co.Δ	91,000	1,354,990
American Financial Group, Inc.	50,000	2,369,000
Ashford Hospitality Trust, Inc. REITΔ	128,900	1,593,204
Assurant, Inc.	51,300	2,309,013
Banner Corporation	21,000	668,430
BioMed Realty Trust, Inc. REITΔ	69,400	1,499,040
Brandywine Realty Trust REITΔ	107,100	1,590,435
Brown & Brown, Inc.	30,000	961,200
CapitalSource, Inc.	179,500	1,726,790
Cardinal Financial Corporation	92,400	1,679,832
Cardtronics, Inc.*	37,900	1,040,734
CBL & Associates Properties, Inc. REITΔ	31,400	741,040
CBOE Holdings, Inc.	36,600	1,352,004
CoreLogic, Inc.*	40,779	1,054,545

See Notes to Schedules of Investments.	103

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Coresite Realty Corporation REITΔ	25,700	$898,986
Duff & Phelps Corporation Class AΔ	44,100	683,991
East West Bancorp, Inc.Δ	47,700	1,224,459
Equity Lifestyle Properties, Inc. REIT	8,800	675,840
Evercore Partners, Inc. Class A	9,500	395,200
First American Financial CorporationΔ	30,900	790,113
Genworth Financial, Inc. Class AΔ*	76,800	768,000
Global Payments, Inc.Δ	24,500	1,216,670
Hanmi Financial Corporation*	60,500	968,000
Heartland Payment Systems, Inc.Δ	49,500	1,632,015
Huntington Bancshares, Inc.	352,600	2,605,714
Inland Real Estate Corporation REITΔ	79,700	804,173
Jack Henry & Associates, Inc.	41,900	1,936,199
Jones Lang LaSalle, Inc.	22,300	2,216,843
MarketAxess Holdings, Inc.	12,000	447,600
Medical Properties Trust, Inc. REITΔ	49,700	797,188
NBH Holdings Corporation PIPE+	30,300	554,490
Netspend Holdings, Inc.*	82,900	1,317,281
Piper Jaffray Cos.Δ*	26,700	915,810
Portfolio Recovery Associates, Inc.*	9,200	1,167,664
PrivateBancorp, Inc.Δ	17,150	324,307
Realogy Holdings Corporation*	13,472	657,972
RLJ Lodging Trust REIT	29,700	675,972
Safety Insurance Group, Inc.Δ	16,600	815,890
SEI Investments Co.	43,900	1,266,515
Signature BankΔ*	16,040	1,263,310
SVB Financial Group*	23,400	1,659,996
Taubman Centers, Inc. REIT	29,200	2,267,672
Umpqua Holdings CorporationΔ	136,700	1,812,642
Unum Group	45,500	1,285,375
Washington Federal, Inc.	114,500	2,003,750
WEX, Inc.*	25,450	1,997,825
Wilshire Bancorp, Inc.*	244,500	1,657,710
WisdomTree Investments, Inc.*	141,600	1,472,640

		62,183,504

Healthcare — 5.9%
Acadia Healthcare Co., Inc.Δ*	20,700	608,373
Accretive Health, Inc.Δ*	67,000	680,720
Air Methods CorporationΔ*	26,900	1,297,656
Align Technology, Inc.Δ*	20,300	680,253
Alnylam Pharmaceuticals, Inc.*	10,080	245,650
AVANIR Pharmaceuticals, Inc. Class AΔ*	104,600	286,604
Bio-Rad Laboratories, Inc. Class A*	6,100	768,600
Bio-Reference Labs, Inc.*	8,800	228,624
Brookdale Senior Living, Inc.*	58,800	1,639,344
Celldex Therapeutics, Inc.*	50,400	583,632
Community Health Systems, Inc.*	19,600	928,844
Computer Programs & Systems, Inc.Δ	14,200	768,362
Cooper Cos., Inc. (The)Δ	9,666	1,042,768
Covance, Inc.*	9,800	728,336
Cyberonics, Inc.*	9,000	421,290
Five Star Quality Care, Inc.+	2,086	—
Genomic Health, Inc.Δ*	4,644	131,332
Gentiva Health Services, Inc.Δ*	58,600	634,052
Globus Medical, Inc. Class AΔ*	37,100	544,628
Haemonetics Corporation*	25,400	1,058,164
Incyte Corporation, Ltd.Δ*	26,800	627,388
Infinity Pharmaceuticals, Inc.*	5,669	274,776
IPC The Hospitalist Co., Inc.Δ*	28,600	1,272,128
Magellan Health Services, Inc.*	22,100	1,051,297
MedAssets, Inc.*	49,100	945,175
Medivation, Inc.Δ*	9,600	448,992
Myriad Genetics, Inc.Δ*	42,500	1,079,500
PAREXEL International CorporationΔ*	18,700	738,837
PDL BioPharma, Inc.Δ	228,900	1,673,259
PerkinElmer, Inc.	31,400	1,056,296
Pharmacyclics, Inc.Δ*	3,500	281,435
PharMerica CorporationΔ*	86,300	1,208,200
Sirona Dental Systems, Inc.*	12,200	899,506
Team Health Holdings, Inc.*	50,700	1,844,466
United Therapeutics Corporation*	42,200	2,568,714
Volcano CorporationΔ*	22,700	505,302
WebMD Health CorporationΔ*	17,200	418,304

		30,170,807

Materials & Processing — 3.5%
A. Schulman, Inc.	55,600	1,754,736
Acuity Brands, Inc.Δ	8,626	598,213
Axiall CorporationΔ	5,800	360,528
Boise, Inc.*	224,900	1,947,634
Cytec Industries, Inc.	5,200	385,216
Eagle Materials, Inc.	22,149	1,475,788
H.B. Fuller Co.	9,700	379,076
KapStone Paper and Packaging Corporation*	25,700	714,460
Louisiana-Pacific Corporation*	91,376	1,973,722
Martin Marietta Materials, Inc.Δ	12,600	1,285,452
P.H. Glatfelter Co.	35,800	837,004
Packaging Corporation of America	39,800	1,785,826
PolyOne CorporationΔ	43,200	1,054,512
RBC Bearings, Inc.Δ*	12,500	632,000
Resolute Forest ProductsΔ*	46,400	750,752
Rock-Tenn Co. Class A	7,900	733,041
Texas Industries, Inc.Δ*	15,229	961,102

		17,629,062

Producer Durables — 11.8%
A.O. Smith CorporationΔ	12,200	897,554
AAR Corporation	30,900	568,251
Advanced Energy Industries, Inc.*	34,800	636,840
Advisory Board Co. (The)Δ*	23,300	1,223,716
AECOM Technology CorporationΔ*	78,900	2,587,920
AGCO Corporation	44,500	2,319,340
Alaska Air Group, Inc.*	18,800	1,202,448
Albany International Corporation Class A	45,200	1,306,280
Allegiant Travel Co.*	13,000	1,154,140
Alliant Techsystems, Inc.	31,300	2,267,059
Altra Holdings, Inc.	32,600	887,372

104	See Notes to Schedules of Investments.

	Shares	Value
Angie’s List, Inc.Δ*	55,900	$1,104,584
Clean Harbors, Inc.Δ*	33,700	1,957,633
Columbus McKinnon Corporation*	24,100	463,925
Consolidated Graphics, Inc.*	25,800	1,008,780
Corporate Executive Board Co. (The)Δ	30,600	1,779,696
CoStar Group, Inc.*	31,757	3,476,121
Deluxe CorporationΔ	14,400	596,160
EMCOR Group, Inc.	75,700	3,208,923
EnPro Industries, Inc.Δ*	11,200	573,104
ExlService Holdings, Inc.*	43,100	1,417,128
Generac Holdings, Inc.Δ*	12,200	431,148
Genesee & Wyoming, Inc. Class AΔ*	31,150	2,900,376
Granite Construction, Inc.	10,300	327,952
Healthcare Services Group, Inc.Δ	39,850	1,021,356
Huntington Ingalls Industries, Inc.	22,200	1,183,926
Huron Consulting Group, Inc.Δ*	8,190	330,221
Kennametal, Inc.Δ	15,500	605,120
Manitowoc Co., Inc. (The)Δ	19,300	396,808
MasTec, Inc.Δ*	56,200	1,638,230
MAXIMUS, Inc.	13,700	1,095,589
McGrath RentCorpΔ	34,400	1,069,840
MYR Group, Inc.*	37,100	911,176
Nordson Corporation	3,815	251,599
Old Dominion Freight Line, Inc.*	25,500	974,100
On Assignment, Inc.*	82,700	2,093,137
Orbital Sciences CorporationΔ*	52,200	871,218
Oshkosh CorporationΔ*	49,300	2,094,757
PHH CorporationΔ*	38,600	847,656
Ryder System, Inc.	12,000	717,000
Spirit Airlines, Inc.*	25,900	656,824
Standard Parking CorporationΔ*	30,800	637,560
Thermon Group Holdings, Inc.Δ*	31,900	708,499
Triumph Group, Inc.Δ	10,600	832,100
Tutor Perini Corporation*	39,500	762,350
UniFirst Corporation	9,400	850,700
URS Corporation	29,600	1,403,336
US Airways Group, Inc.Δ*	29,500	500,615
WageWorks, Inc.*	42,800	1,071,284
Watts Water Technologies, Inc. Class AΔ	12,100	580,679
WESCO International, Inc.Δ*	21,900	1,590,159

		59,992,289

Technology — 9.1%
AOL, Inc.Δ*	23,400	900,666
Arris Group, Inc.*	108,700	1,866,379
Aruba Networks, Inc.Δ*	31,500	779,310
Bottomline Technologies, Inc.Δ*	60,600	1,727,706
BroadSoft, Inc.Δ*	23,500	622,045
CACI International, Inc. Class AΔ*	17,000	983,790
Cadence Design Systems, Inc.*	42,100	586,453
CommVault Systems, Inc.*	34,500	2,828,310
Computer Sciences Corporation	20,500	1,009,215
Cree, Inc.Δ*	23,300	1,274,743
Dealertrack Holdings, Inc.*	44,900	1,319,162
DigitalGlobe, Inc.Δ*	47,100	1,361,661
Ebix, Inc.Δ	37,900	614,738
Hittite Microwave CorporationΔ*	14,300	866,008
IAC/InterActiveCorp	26,941	1,203,724
Infoblox, Inc.*	35,000	759,500
Informatica Corporation*	29,800	1,027,206
Ingram Micro, Inc. Class A*	56,700	1,115,856
IxiaΔ*	29,300	634,052
Kulicke & Soffa Industries, Inc.*	73,900	854,284
Manhattan Associates, Inc.Δ*	15,400	1,144,066
Model N, Inc.Δ*	5,800	114,956
Monotype Imaging Holdings, Inc.	40,000	950,000
NetSuite, Inc.*	11,600	928,696
NIC, Inc.Δ*	60,000	1,149,600
Palo Alto Networks, Inc.*	5,500	311,300
PROS Holdings, Inc.*	12,800	347,776
QLIK Technologies, Inc.Δ*	74,300	1,919,169
RealPage, Inc.Δ*	29,000	600,590
Saba Software, Inc.Δ*	19,300	153,435
Semtech Corporation*	30,400	1,075,856
ServiceNow, Inc.Δ*	12,400	448,880
Solera Holdings, Inc.	38,200	2,228,206
Sourcefire, Inc.Δ*	8,100	479,763
Splunk, Inc.*	23,000	920,690
SS&C Technologies Holdings, Inc.*	55,400	1,660,892
Tech Data Corporation*	12,400	565,564
Trulia, Inc.Δ*	9,300	291,834
Ultimate Software Group, Inc.Δ*	23,800	2,479,008
Ultratech, Inc.*	9,656	381,702
Unisys CorporationΔ*	71,000	1,615,250
United Online, Inc.Δ	293,500	1,769,805
Vishay Intertechnology, Inc.Δ*	77,200	1,050,692
Vocera Communications, Inc.Δ*	31,700	729,100
West CorporationΔ*	26,200	502,778

		46,154,416

Utilities — 3.2%
Alliant Energy Corporation	42,000	2,107,560
American Water Works Co., Inc.	52,600	2,179,744
Cbeyond, Inc.Δ*	96,500	716,995
El Paso Electric Co.	62,000	2,086,300
General Communication, Inc. Class A*	43,700	400,729
j2 Global, Inc.Δ	29,000	1,137,090
Leap Wireless International, Inc.Δ*	108,500	639,065
NV Energy, Inc.Δ	118,900	2,381,567
Pinnacle West Capital CorporationΔ	45,400	2,628,206
PNM Resources, Inc.	31,200	726,648
Portland General Electric Co.	51,600	1,565,028

		16,568,932

Total Common Stocks (Cost $245,243,325)		308,237,731

See Notes to Schedules of Investments.	105

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 4.7%
Bermuda — 2.1%
Aircastle, Ltd.	52,600	$719,568
AXIS Capital Holdings, Ltd.	48,300	2,010,246
Everest Re Group, Ltd.	19,900	2,584,214
Montpelier Re Holdings, Ltd.Δ	75,500	1,966,775
PartnerRe, Ltd.Δ	8,400	782,124
Platinum Underwriters Holdings, Ltd.	13,100	731,111
RenaissanceRe Holdings, Ltd.	22,900	2,106,571

		10,900,609

British Virgin Islands — 0.2%
UTi Worldwide, Inc.Δ	59,300	858,664

Canada — 0.5%
Domtar Corporation	16,000	1,241,920
Gildan Activewear, Inc.	31,100	1,241,201
Lions Gate Entertainment CorporationΔ*	12,400	294,748

		2,777,869

Guernsey — 0.3%
Amdocs, Ltd.	38,000	1,377,500

Ireland — 0.5%
Amarin Corporation PLC
ADRΔ*	36,400	269,724
Icon PLC*	22,500	726,525
Warner Chilcott PLC Class A	102,500	1,388,875

		2,385,124

Israel — 0.1%
Allot Communications, Ltd.*	36,700	438,198

Netherlands — 0.5%
AerCap Holdings NV*	109,300	1,688,685
Interxion Holding NV*	14,100	341,502
QIAGEN NV	20,200	425,816

		2,456,003

Puerto Rico — 0.1%
Popular, Inc.*	25,500	704,055

Switzerland — 0.4%
Allied World Assurance Company Holdings AG	22,400	2,076,928

Total Foreign Common Stocks (Cost $20,936,098)		23,974,950

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+@	25,000	1,750
Asen Warrants B+@	25,000	1,000
Asen Warrants C+@	25,000	2,000

Total Rights/Warrants (Cost $0)		4,750

MONEY MARKET FUNDS — 29.9%
GuideStone Money Market Fund (GS4 Class)¥	27,327,761	27,327,761
Northern Institutional Liquid Assets Portfolio§	124,622,459	124,622,459

Total Money Market Funds (Cost $151,950,220)		151,950,220

	Par
AGENCY OBLIGATIONS — 0.3%
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/17 144A	$250,000	291,877
Federal Home Loan Bank
5.50%, 07/15/36Δ	120,000	161,300
Federal National Mortgage Association
1.86%, 10/09/19Ω†	680,000	603,600
6.25%, 05/15/29	110,000	156,654
6.63%, 11/15/30	200,000	298,661
Tennessee Valley Authority
5.25%, 09/15/39	50,000	64,048

Total Agency Obligations (Cost $1,399,323)		1,576,140

ASSET-BACKED SECURITIES — 0.3%
Asset Backed Securities Corporation Home Equity Loan Trust
1.18%, 12/15/33†	27,518	25,961
Asset-Backed Pass-Through Certificates
0.89%, 04/25/34†	35,531	33,973
Avis Budget Rental Car Funding AESOP LLC
2.80%, 05/20/18 144A	25,000	26,276
2.10%, 03/20/19 144A	100,000	102,043
Bear Stearns Asset-Backed Securities Trust
1.10%, 10/27/32†	10,235	9,485
0.65%, 12/25/33†	118,474	116,293
Education Funding Capital Trust IV
3.00%, 06/15/43Ω†	100,000	89,987
EFS Volunteer No. 2 LLC
1.55%, 03/25/36 144A†	100,000	101,940
EMC Mortgage Loan Trust
0.85%, 02/25/41 144A†	42,786	38,695
Greenpoint Manufactured Housing
2.96%, 03/18/29†	75,000	66,827
3.60%, 06/19/29†	50,000	44,603
3.70%, 02/20/30†	50,000	44,226
GSAA Home Equity Trust
0.47%, 07/25/37†	169,186	144,702
KeyCorp Student Loan Trust
0.56%, 10/25/32†	52,762	52,587
Lehman XS Trust
0.50%, 11/25/35†	169,019	141,025
0.50%, 12/25/35†	74,341	31,413
MASTR Specialized Loan Trust
0.55%, 05/25/37 144A†	174,285	108,007
Option One Mortgage Acceptance Corporation Asset Backed Certificate
1.00%, 11/25/32†	15,182	14,221
Renaissance Home Equity Loan Trust
1.06%, 06/25/33†	17,631	15,892
SLM Student Loan Trust
0.71%, 09/16/24†	100,000	91,968

106	See Notes to Schedules of Investments.

	Par	Value
SunTrust Student Loan Trust
0.42%, 01/30/23 144A†	$100,000	$99,374

Total Asset-Backed Securities (Cost $1,487,409)		1,399,498

CORPORATE BONDS — 2.4%
AbbVie, Inc.
1.75%, 11/06/17 144A	150,000	151,991
2.90%, 11/06/22 144A	50,000	50,150
Access Midstream Partners LP
4.88%, 05/15/23	40,000	39,550
AES Corporation
7.75%, 10/15/15	30,000	33,863
8.00%, 06/01/20Δ	40,000	47,600
American Express Co.
6.80%, 09/01/66†	140,000	151,375
American International Group, Inc.
5.85%, 01/16/18	180,000	211,159
Amgen, Inc.
3.88%, 11/15/21	150,000	164,015
Apache Corporation
5.63%, 01/15/17Δ	110,000	127,639
Arch Coal, Inc.
7.00%, 06/15/19Δ	70,000	63,525
AT&T, Inc.
5.50%, 02/01/18	180,000	211,844
3.88%, 08/15/21	30,000	32,497
2.63%, 12/01/22	40,000	38,704
6.30%, 01/15/38	60,000	72,217
BAC Capital Trust XIV
4.00%, 09/29/49†Δ	10,000	8,775
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	78,829
Bank of America Corporation
5.42%, 03/15/17Δ	60,000	66,550
3.88%, 03/22/17	20,000	21,535
5.75%, 12/01/17	200,000	231,572
3.30%, 01/11/23	100,000	98,810
Boeing Capital Corporation
4.70%, 10/27/19Δ	40,000	46,937
Boeing Co.
4.88%, 02/15/20	60,000	71,294
Calpine Corporation
7.88%, 01/15/23 144A	80,000	89,200
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	113,084
CCO Holdings LLC
7.00%, 01/15/19	70,000	75,775
6.50%, 04/30/21	10,000	10,625
Cellco Partnership
8.50%, 11/15/18	10,000	13,324
Chesapeake Energy Corporation
6.13%, 02/15/21Δ	40,000	42,750
5.75%, 03/15/23	10,000	10,163
CIT Group, Inc.
4.25%, 08/15/17	20,000	21,000
Citigroup, Inc.
6.00%, 12/13/13	110,000	113,988
6.38%, 08/12/14	20,000	21,441
5.00%, 09/15/14	170,000	178,568
5.50%, 10/15/14	50,000	53,375
3.95%, 06/15/16	70,000	75,483
6.00%, 08/15/17	30,000	35,061
4.50%, 01/14/22Δ	90,000	100,247
6.88%, 03/05/38	60,000	78,986
5.90%, 12/29/49†	20,000	20,847
5.95%, 12/29/49†Δ	30,000	31,163
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	120,000	120,614
4.80%, 10/01/20Δ	30,000	29,936
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	30,000	45,541
Comcast Corporation
6.50%, 01/15/17	120,000	143,551
5.15%, 03/01/20Δ	20,000	23,729
Concho Resources Inc.
6.50%, 01/15/22Δ	33,000	36,135
ConocoPhillips Holding Co.
6.95%, 04/15/29	60,000	81,272
CONSOL Energy, Inc.
6.38%, 03/01/21	50,000	51,875
Countrywide Financial Corporation
6.25%, 05/15/16Δ	50,000	55,732
CVS Caremark Corporation
2.75%, 12/01/22Δ	160,000	158,067
CVS Pass-Through Trust
6.94%, 01/10/30	61,623	76,830
Daimler Finance NA LLC
1.88%, 01/11/18 144AΔ	150,000	151,335
Devon Energy Corporation
5.60%, 07/15/41	70,000	76,767
Devon Financing Corporation LLC
7.88%, 09/30/31	10,000	13,598
Duke Energy Carolinas LLC
5.30%, 02/15/40	50,000	59,393
Eaton Corporation
1.50%, 11/02/17 144A	30,000	30,119
2.75%, 11/02/22 144A	100,000	99,631
4.15%, 11/02/42 144A	20,000	19,582
Ecolab, Inc.
4.35%, 12/08/21	20,000	22,107
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20Δ	50,000	56,938
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	204,510
6.13%, 10/15/39Δ	10,000	11,799
Express Scripts Holding, Co.
3.50%, 11/15/16	150,000	161,736
FirstEnergy Corporation
2.75%, 03/15/18	20,000	20,250
4.25%, 03/15/23Δ	90,000	91,208
7.38%, 11/15/31	100,000	117,463
Ford Motor Co.
4.75%, 01/15/43	80,000	74,856
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	170,191
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18 144AΔ	10,000	10,053
3.10%, 03/15/20 144A	10,000	10,049

See Notes to Schedules of Investments.	107

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.55%, 03/01/22	$135,000	$134,445
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	40,000	45,800
General Electric Capital Corporation
1.63%, 07/02/15	30,000	30,529
6.00%, 08/07/19	260,000	316,084
4.63%, 01/07/21	30,000	33,830
3.10%, 01/09/23	90,000	89,292
6.38%, 11/15/67†	130,000	138,125
General Electric Co.
0.85%, 10/09/15	30,000	30,119
Goldman Sachs Capital II
4.00%, 06/01/43†	10,000	8,438
Goldman Sachs Group, Inc.
5.25%, 10/15/13	20,000	20,493
6.00%, 05/01/14	10,000	10,543
3.30%, 05/03/15Δ	100,000	104,305
5.95%, 01/18/18	100,000	116,714
6.00%, 06/15/20Δ	40,000	47,279
5.25%, 07/27/21	10,000	11,350
6.25%, 02/01/41	130,000	155,040
Hess Corporation
8.13%, 02/15/19	90,000	116,379
HSBC Finance Corporation
6.68%, 01/15/21	200,000	237,036
Humana, Inc.
7.20%, 06/15/18Δ	60,000	73,536
3.15%, 12/01/22Δ	80,000	79,182
Hyundai Capital America
2.13%, 10/02/17 144A	20,000	20,184
ING US, Inc.
2.90%, 02/15/18 144A	10,000	10,154
International Lease Finance Corporation
6.50%, 09/01/14 144A	30,000	32,100
6.75%, 09/01/16 144A	140,000	158,900
JPMorgan Chase & Co.
1.10%, 10/15/15	110,000	110,225
6.13%, 06/27/17	200,000	234,921
4.40%, 07/22/20	60,000	66,617
4.25%, 10/15/20	40,000	43,960
4.35%, 08/15/21	10,000	11,051
4.50%, 01/24/22	100,000	109,793
Kerr-McGee Corporation
6.95%, 07/01/24Δ	120,000	150,628
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	81,446
Kraft Foods Group, Inc.
5.38%, 02/10/20	62,000	74,091
3.50%, 06/06/22	60,000	62,860
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	160,000	—
0.00%, 12/28/17+Ω†#	120,000	—
0.00%, 08/19/45+Ω†#	50,000	—
0.00%, 11/30/49+Ω†#	10,000	—
M&T Bank Corporation
6.88%, 12/29/49 144A	120,000	128,404
MarkWest Energy Partners LP
6.25%, 06/15/22Δ	8,000	8,660
5.50%, 02/15/23	20,000	21,050
Medtronic, Inc.
4.45%, 03/15/20Δ	40,000	46,038
MetLife, Inc.
6.75%, 06/01/16	50,000	58,822
6.40%, 12/15/66	160,000	175,800
Mondelez International, Inc.
5.38%, 02/10/20	58,000	69,108
Morgan Stanley
4.75%, 03/22/17Δ	10,000	11,040
Noble Energy, Inc.
4.15%, 12/15/21	90,000	99,129
NVR, Inc.
3.95%, 09/15/22	10,000	10,285
Occidental Petroleum Corporation
3.13%, 02/15/22	50,000	52,671
2.70%, 02/15/23Δ	30,000	30,091
Oracle Corporation
1.20%, 10/15/17	20,000	20,044
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	35,876
6.05%, 03/01/34	80,000	100,395
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	108,225
PepsiCo, Inc.
0.70%, 08/13/15	70,000	70,146
7.90%, 11/01/18	13,000	17,329
Pfizer, Inc.
6.20%, 03/15/19	70,000	87,979
QEP Resources, Inc.
5.25%, 05/01/23	10,000	10,300
Range Resources Corporation
5.75%, 06/01/21Δ	60,000	64,650
Raytheon Co.
3.13%, 10/15/20	30,000	31,737
Regency Energy Partners LP
6.50%, 07/15/21Δ	42,000	46,410
Reynolds Group Issuer, Inc.
5.75%, 10/15/20Δ	70,000	71,488
Roche Holdings, Inc.
6.00%, 03/01/19 144A	50,000	62,265
Rock Tenn Co.
3.50%, 03/01/20Δ	30,000	30,714
4.00%, 03/01/23	20,000	20,266
Safeway, Inc.
3.95%, 08/15/20Δ	10,000	10,235
4.75%, 12/01/21Δ	30,000	32,352
SLM Corporation
3.88%, 09/10/15	70,000	72,933
8.00%, 03/25/20Δ	90,000	104,738
Southern Copper Corporation
5.25%, 11/08/42	100,000	95,187
Sprint Nextel Corporation
7.00%, 08/15/20Δ	120,000	132,600
State Street Corporation
4.96%, 03/15/18	110,000	125,101
Superior Energy Services, Inc.
7.13%, 12/15/21	10,000	11,238
Taylor Morrison Communities, Inc.
7.75%, 04/15/20 144A	20,000	21,550

108	See Notes to Schedules of Investments.

	Par	Value
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	$60,000	$80,345
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	20,000	20,726
Time Warner Cable, Inc.
6.75%, 07/01/18Δ	110,000	135,517
8.25%, 04/01/19	40,000	52,133
4.13%, 02/15/21Δ	10,000	10,751
5.88%, 11/15/40	50,000	53,497
Time Warner, Inc.
4.70%, 01/15/21Δ	30,000	33,884
6.25%, 03/29/41	10,000	11,864
Toyota Motor Credit Corporation
1.25%, 10/05/17	40,000	40,000
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	37,124	43,063
UnitedHealth Group, Inc.
1.63%, 03/15/19	50,000	50,212
Univision Communications, Inc.
6.75%, 09/15/22 144A	40,000	43,400
Verizon Communications, Inc.
8.75%, 11/01/18	8,000	10,771
3.50%, 11/01/21	30,000	31,233
Wachovia Capital Trust III
5.57%, 03/29/49†	40,000	40,190
Wachovia Corporation
5.63%, 10/15/16	270,000	308,397
Wal-Mart Stores, Inc.
6.50%, 08/15/37	100,000	135,523
Waste Management, Inc.
7.38%, 05/15/29	20,000	25,984
WellPoint, Inc.
1.25%, 09/10/15	20,000	20,177
5.88%, 06/15/17Δ	110,000	129,614
Wells Fargo & Co.
3.68%, 06/15/16 STEP	50,000	54,107
2.10%, 05/08/17	20,000	20,644
1.50%, 01/16/18	120,000	119,888
4.60%, 04/01/21Δ	10,000	11,440
3.45%, 02/13/23Δ	50,000	50,441
Williams Cos., Inc.
7.88%, 09/01/21	24,000	30,716
7.50%, 01/15/31	15,000	18,462
7.75%, 06/15/31Δ	24,000	29,982
8.75%, 03/15/32	5,000	6,749
Williams Partners LP
5.25%, 03/15/20	20,000	22,825
WPX Energy, Inc.
6.00%, 01/15/22	20,000	21,050
Wyeth LLC
5.95%, 04/01/37	10,000	12,817

Total Corporate Bonds (Cost $11,073,186)		12,067,085

FOREIGN BONDS — 1.1%
Australia — 0.1%
BHP Billiton Finance (USA), Ltd.
6.50%, 04/01/19	110,000	139,325
3.25%, 11/21/21	10,000	10,584
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	62,924
5.00%, 10/15/19 144A	20,000	23,417
FMG Resources August
2006 Proprietary, Ltd.
7.00%, 11/01/15 144AΔ	20,000	21,050
8.25%, 11/01/19 144AΔ	30,000	32,512
Rio Tinto Finance (USA), Ltd.
9.00%, 05/01/19	90,000	124,141

		413,953

Canada — 0.3%
Anadarko Finance Co.
7.50%, 05/01/31Δ	60,000	79,735
Barrick Gold Corporation
6.95%, 04/01/19	100,000	123,626
3.85%, 04/01/22	70,000	71,691
Hydro Quebec
1.38%, 06/19/17	240,000	243,417
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	20,000	22,983
Province of British Columbia
2.00%, 10/23/22Δ	120,000	117,294
Province of Ontario
1.10%, 10/25/17	220,000	220,508
1.20%, 02/14/18Δ	210,000	210,548
4.40%, 04/14/20Δ	160,000	187,114
Province of Quebec
2.63%, 02/13/23	150,000	151,001
Xstrata Finance Canada, Ltd.
1.80%, 10/23/15 144A	60,000	60,720
2.45%, 10/25/17 144A	120,000	121,764

		1,610,401

Cayman Islands — 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	50,000	52,574
6.13%, 10/06/16Δ	40,000	44,920
5.75%, 01/20/20	32,000	35,404
5.38%, 01/27/21	150,000	162,599
Transocean, Inc.
5.05%, 12/15/16	10,000	11,121
6.38%, 12/15/21	10,000	11,663
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	195,000	201,054
6.88%, 11/21/36	60,000	68,451

		587,786

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	40,000	41,801

France — 0.1%
BNP Paribas SA
2.38%, 09/14/17	140,000	142,222
Credit Agricole SA
8.38%, 10/29/49 144A†	120,000	131,850

		274,072

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#	130,000	1

See Notes to Schedules of Investments.	109

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Japan — 0.0%
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	$100,000	$104,856

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	30,000	31,824

Luxembourg — 0.0%
ArcelorMittal
5.00%, 02/25/17Δ	10,000	10,474

Mexico — 0.2%
America Movil SAB de CV
5.63%, 11/15/17	30,000	35,166
Mexican Bonos
8.00%, 06/11/20(M)	2,670,000	258,865
6.50%, 06/09/22(M)	5,828,000	527,613
Mexico Government International Bond
6.05%, 01/11/40	10,000	12,425
4.75%, 03/08/44Δ	50,000	52,000
Petroleos Mexicanos
3.50%, 01/30/23 144A	156,000	156,000

		1,042,069

Netherlands — 0.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	370,000	385,616
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17Δ	250,000	267,893
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	84,749
Shell International Finance BV
4.38%, 03/25/20	90,000	104,466

		842,724

Spain — 0.0%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14	100,000	100,632
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144AΔ	100,000	101,131
Telefonica Emisiones SA Unipersonal
5.88%, 07/15/19	30,000	33,078

		234,841

Switzerland — 0.0%
UBS AG
5.75%, 04/25/18	120,000	142,319

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	92,526
3.88%, 03/10/15	30,000	31,822
3.56%, 11/01/21	10,000	10,643
3.25%, 05/06/22	50,000	51,758
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	50,000	51,112
Lloyds TSB Bank PLC
6.50%, 09/14/20 144AΔ	100,000	112,305
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	10,000	10,284
7.65%, 08/29/49†	10,000	10,500
WPP Finance UK
8.00%, 09/15/14	100,000	109,820

		480,770

Total Foreign Bonds (Cost $5,639,486)		5,817,891

MORTGAGE-BACKED SECURITIES — 3.6%
Alternative Loan Trust
0.44%, 07/25/35†	156,748	113,607
0.46%, 07/25/35†	203,376	159,966
American Home Mortgage Investment Trust
0.90%, 04/25/44†	32,118	29,834
0.49%, 11/25/45†	161,992	137,095
Banc of America Commercial Mortgage Trust
5.42%, 09/10/45†	17,000	18,775
Bear Stearns Adjustable Rate Mortgage Trust
2.79%, 02/25/35†	60,583	52,490
Bear Stearns Mortgage Funding Trust
0.41%, 12/25/46†	109,847	16,076
CD 2006-CD2 Mortgage Trust
5.35%, 01/15/46†	10,000	10,901
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	138,092	145,385
Commercial Mortgage Pass-Through Certificates
5.55%, 01/15/49†	60,000	66,873
Credit Suisse First Boston Mortgage Securities Corporation
6.00%, 10/25/35	93,122	60,435
Federal Home Loan Mortgage Corporation
4.00%, 10/01/25	395,395	420,104
3.10%, 05/01/37†	8,571	9,048
5.50%, 12/01/38	153,793	166,564
6.00%, 11/01/39	257,627	281,931
4.00%, 10/01/42	99,246	108,857
3.50%, 11/01/42	99,371	105,309
3.50%, 01/01/43	99,684	105,640
Federal Home Loan Mortgage Corporation REMIC
3.82%, 09/15/31 IOΩ†	743,247	81,997
6.00%, 05/15/36	150,528	168,755
(1.00)%, 04/15/39 IOΩ†	96,289	21,777
9.46%, 01/15/40 IOΩ†	83,575	12,295
3.93%, 10/15/41 IOΩ†	280,456	67,927
3.09%, 10/15/42 IOΩ†	97,693	24,994
Federal National Mortgage Association
2.50%, 04/01/27 TBA	1,500,000	1,556,016
4.50%, 05/01/31	67,174	72,763
6.00%, 04/01/33	22,291	25,087
5.00%, 07/01/33	24,726	26,943
5.00%, 09/01/33	25,847	28,164
6.00%, 02/01/34	8,413	9,344
2.77%, 09/01/35†	55,849	59,697

110	See Notes to Schedules of Investments.

	Par	Value
5.00%, 10/01/35	$50,128	$54,622
6.00%, 11/01/35	51,897	58,406
7.00%, 04/01/37	68,707	78,504
6.00%, 08/01/37	89,266	100,449
6.50%, 11/01/37	71,473	80,739
5.50%, 08/01/38	58,670	65,149
7.00%, 02/01/39	305,474	358,026
6.00%, 10/01/40	323,760	355,060
3.50%, 04/01/41 TBA	1,500,000	1,583,906
4.00%, 04/01/41 TBA	500,000	533,047
4.50%, 06/01/41+ TBA	200,000	217,886
4.00%, 09/01/41	505,314	538,196
4.00%, 11/01/41	125,198	133,575
4.00%, 04/01/42	287,322	314,851
4.00%, 06/01/42	94,963	101,688
3.00%, 09/01/42	487,659	504,051
4.00%, 09/01/42	99,131	108,629
3.50%, 10/01/42	296,848	313,754
4.00%, 12/01/42	99,390	108,913
4.00%, 01/01/43	99,459	109,206
4.50%, 04/01/43 TBA	100,000	108,982
2.50%, 04/11/43 TBA	100,000	99,125
3.00%, 05/01/43 TBA	500,000	514,297
Federal National Mortgage Association Interest STRIP
3.06%, 04/25/27 IOΩ†	167,162	16,744
16.77%, 11/25/39 IOΩ†	70,328	8,064
13.24%, 11/25/41 IOΩ†	75,045	7,602
14.96%, 04/25/42 IOΩ†	154,665	20,331
Federal National Mortgage Association REMIC
2.95%, 06/25/27 IOΩ†	375,694	46,982
1.78%, 03/25/39 IOΩ†	96,078	22,332
6.50%, 06/25/39	97,497	109,207
8.40%, 12/25/39 IOΩ†	25,294	3,431
14.77%, 10/25/40 IOΩ†	46,493	6,051
9.51%, 12/25/40 IOΩ†	88,912	12,991
14.48%, 01/25/41 IOΩ†	57,604	8,038
5.50%, 07/25/41	109,577	129,360
11.60%, 07/25/41 IOΩ†	218,470	32,922
11.53%, 09/25/41 IOΩ†	175,098	25,425
6.80%, 10/25/41 IOΩ†	214,903	40,130
5.82%, 03/25/42 IOΩ†	100,000	19,094
5.50%, 04/25/42	300,000	346,562
6.00%, 05/25/42	198,614	218,465
7.00%, 05/25/42	176,407	200,674
7.84%, 06/25/42 IOΩ†	250,637	45,166
6.50%, 07/25/42	300,000	358,610
3.23%, 12/25/42 IOΩ†	98,847	25,379
FHLMC Multifamily Structured Pass Through Certificates
3.64%, 01/25/20 IOΩ†	212,918	12,435
3.51%, 04/25/20 IOΩ†	715,769	47,220
3.71%, 06/25/20 IOΩ†	661,818	61,311
3.92%, 08/25/20 IOΩ†	204,199	16,539
3.40%, 06/25/21 IOΩ†	271,969	22,634
3.49%, 07/25/21 IOΩ†	207,915	22,974
3.49%, 10/25/21 IOΩ†	183,424	19,923
3.57%, 12/25/21 IOΩ†	108,963	10,801
25.00%, 09/25/22 IOΩ†	109,897	7,456
First Horizon Alternative Mortgage Securities Trust
2.48%, 02/25/36†	143,981	105,756
0.57%, 02/25/37†	60,998	38,153
Government National Mortgage Association
12.59%, 12/16/36 IOΩ†	60,867	8,063
12.30%, 05/20/37 IOΩ†	66,857	9,607
6.50%, 10/20/37	53,833	61,996
6.20%, 02/20/38 IOΩ†	476,458	72,095
6.00%, 07/20/38	68,772	77,430
6.00%, 09/20/38	449,676	514,692
10.51%, 11/20/38 IOΩ†	98,346	12,757
5.00%, 01/15/40	335,919	367,589
4.50%, 01/20/40	63,395	70,214
11.94%, 01/20/40 IOΩ†	66,384	10,544
4.50%, 05/20/40	66,500	73,560
7.34%, 09/20/40 IOΩ†	58,669	10,160
9.02%, 09/20/40 IOΩ†	58,372	9,629
6.00%, 10/20/40	51,447	58,214
4.50%, 01/20/41	69,300	76,657
9.88%, 01/20/41 IOΩ†	61,267	9,704
4.50%, 03/20/41	392,089	433,715
4.50%, 07/20/41	68,310	75,263
3.50%, 04/01/42 TBA	400,000	427,687
3.00%, 04/18/43 TBA	100,000	104,531
1.35%, 11/20/59†	282,688	290,818
1.20%, 05/20/60†	156,373	160,259
0.70%, 01/20/61†	215,788	216,803
0.65%, 02/20/61†	223,348	223,900
0.70%, 03/20/61†	92,170	92,623
Granite Mortgages PLC
0.80%, 07/20/43†	21,168	21,010
GreenPoint Mortgage Funding Trust
0.46%, 10/25/45†	40,800	33,618
GS Mortgage Securities Corporation Trust
3.55%, 04/10/34 144A	26,000	27,339
GS Mortgage Securities Trust
5.79%, 08/10/45†	40,000	45,771
GSMPS Mortgage Loan Trust
0.55%, 03/25/35 144A†	26,840	22,424
0.55%, 09/25/35 144A†	81,495	70,071
HarborView Mortgage Loan Trust
0.44%, 06/19/35†	197,247	164,706
Homestar Mortgage Acceptance Corporation
0.65%, 07/25/34†	72,497	71,671
Impac CMB Trust
1.00%, 03/25/33†	14,358	13,754
JP Morgan Chase Commercial Mortgage Securities Trust
5.44%, 05/15/45	26,000	29,010
5.88%, 02/12/51†	10,000	11,746
LB-UBS Commercial Mortgage Trust
6.18%, 09/15/45†	30,000	35,198
MASTR Adjustable Rate Mortgages Trust
0.98%, 12/25/46†	249,286	127,623
Merrill Lynch Mortgage Investors Trust
5.05%, 05/25/34†	16,183	16,296
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.20%, 12/12/49†	25,000	27,858

See Notes to Schedules of Investments.	111

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.49%, 03/12/51†	$160,000	$181,649
Morgan Stanley Bank of America Merrill Lynch Trust
3.67%, 08/15/45 IO 144AΩ†	138,871	15,452
Morgan Stanley Capital I Trust
5.69%, 04/15/49†	100,000	114,446
RBSSP Resecuritization Trust
3.43%, 12/26/35 144A†	25,457	25,459
Residential Accredit Loans, Inc.
3.40%, 12/26/34†	200,826	167,646
Structured Adjustable Rate Mortgage Loan Trust
2.79%, 11/25/34†	63,747	60,643
Structured Asset Securities Corporation Mortgage Loan Trust
0.50%, 10/25/27†	17,844	17,623
UBS-Barclays Commercial Mortgage Trust
3.32%, 12/10/45 144A	25,000	25,038
Wachovia Bank Commercial Mortgage Trust
5.34%, 12/15/43	30,000	33,948
Washington Mutual Mortgage Pass-Through Certificates
2.48%, 02/25/33†	23,915	23,924
2.51%, 10/25/33†	70,717	72,535
2.44%, 01/25/35†	84,945	85,079
2.39%, 11/25/36†	155,764	131,863
0.52%, 08/25/45†	106,218	99,396
Wells Fargo Mortgage Loan Trust
3.10%, 08/27/35 144A†	71,044	71,520
Wells Fargo Mortgage-Backed Securities Trust
2.72%, 04/25/36†	52,887	49,283
WF-RBS Commercial Mortgage Trust
3.59%, 06/15/45 IO 144AΩ†	79,153	8,640

Total Mortgage-Backed Securities (Cost $18,484,664)		18,045,221

MUNICIPAL BOND — 0.0%
Northstar Education Finance, Inc., Revenue Bond
1.71%, 01/29/46† (Cost $62,471)	75,000	66,948

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $132.00, Expires 04/26/13 (BAR) (Cost $2,513)	4	2,250

	Par
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds
3.13%, 02/15/42	$115,000	115,593
2.75%, 08/15/42Δ	660,000	612,459
2.75%, 11/15/42	532,700	493,829
3.13%, 02/15/43	470,000	470,955

		1,692,836

U.S. Treasury Inflationary Index Bond
0.75%, 02/15/42	220,000	234,609

U.S. Treasury Notes
2.75%, 10/31/13	150,000	152,291
0.38%, 06/15/15	100,000	100,227
0.38%, 11/15/15	20,000	20,035
0.75%, 10/31/17	900,000	902,742
0.88%, 01/31/18	1,300,000	1,308,633
0.75%, 02/28/18Δ	650,000	649,949
0.75%, 03/31/18	380,000	379,584
1.38%, 01/31/20	1,640,000	1,658,963
1.25%, 02/29/20Δ	360,000	360,619
2.00%, 02/15/23Δ	720,000	729,226

		6,262,269

Total U.S. Treasury Obligations (Cost $8,150,047)		8,189,714

TOTAL INVESTMENTS — 104.5% (Cost $464,428,742)		531,332,398

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
U.S. Dollar vs. Japanese Yen, Strike Price $95.00, Expires 05/10/13 (MLCS)	(5,200)	(6,722)

(Premiums received $(8,232))
Liabilities in Excess of Other Assets — (4.5)%		(22,679,974)

NET ASSETS — 100.0%		$508,645,702

112	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	29.9
Futures Contracts	28.8
Financial Services	12.2
Producer Durables	11.8
Technology	9.1
Consumer Discretionary	8.2
Healthcare	5.9
Foreign Common Stocks	4.7
Energy	4.5
Mortgage-Backed Securities	3.6
Materials & Processing	3.5
Utilities	3.2
Corporate Bonds	2.4
Consumer Staples	2.2
U.S. Treasury Obligations	1.6
Foreign Bonds	1.1
Agency Obligations	0.3
Asset-Backed Securities	0.3
Municipal Bond	—	**
Purchased Options	—	**
Rights/Warrants	—	**
Written Options	—	**
Forward Foreign Currency Contracts	(0.4)

	132.9

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	113

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$1,576,140	$—	$1,576,140	$—
Asset-Backed Securities	1,399,498	—	1,309,511	89,987
Common Stocks	308,237,731	307,683,241	—	554,490
Corporate Bonds	12,067,085	—	12,024,022	43,063
Foreign Common Stocks	23,974,950	23,974,950	—	—
Foreign Bonds	5,817,891	—	5,817,890	1
Money Market Funds	151,950,220	151,950,220	—	—
Mortgage-Backed Securities	18,045,221	—	17,665,612	379,609
Municipal Bond	66,948	—	66,948	—
Purchased Options	2,250	2,250	—	—
Rights/Warrants	4,750	—	—	4,750
U.S. Treasury Obligations	8,189,714	—	8,189,714	—

Total Assets — Investments in Securities	$531,332,398	$483,610,661	$46,649,837	$1,071,900

Other Financial Instruments***
Forward Foreign Currency Contracts	$89,378	$—	$89,378	$—
Futures Contracts	1,888,478	1,888,478	—	—

Total Assets — Other Financial Instruments	$1,977,856	$1,888,478	$89,378	$—

Liabilities:
Investments in Securities:
Written Options	$(6,722)	$—	$(6,722)	$—

Total Liabilities — Investments in Securities	$(6,722)	$—	$(6,722)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2013.

114	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

	Shares	Value
FOREIGN COMMON STOCKS — 95.0%
Argentina — 0.1%
Banco Macro SA ADRΔ*	11,078	$163,068
MercadoLibre, Inc.Δ	10,600	1,023,536

		1,186,604

Australia — 4.1%
AGL Energy, Ltd.‡‡	27,393	452,329
Alumina, Ltd.	34,920	40,356
Amcor, Ltd.‡‡	508,815	4,916,087
AMP, Ltd.	794,411	4,309,180
Ansell, Ltd.	12,132	202,983
APA Group	23,199	143,955
Arrium, Ltd.	275,826	249,842
Asciano, Ltd.	59,896	348,595
ASX, Ltd.‡‡	2,537	95,592
Aurizon Holdings, Ltd.	60,511	253,893
Australia & New Zealand Banking Group, Ltd.‡‡	64,485	1,915,456
Bank of Queensland, Ltd.	9,898	99,446
Bendigo and Adelaide Bank, Ltd.	37,021	395,850
BHP Billiton, Ltd.‡‡	64,383	2,195,972
BlueScope Steel, Ltd.*	101,925	531,655
Boart Longyear, Ltd.	347,426	463,003
Brambles, Ltd.	219,301	1,933,907
Caltex Australia, Ltd.‡‡	34,954	776,974
CFS Retail Property Trust Group REIT‡‡	37,629	78,746
Coca-Cola Amatil, Ltd.‡‡	27,227	413,303
Cochlear, Ltd.	23,994	1,699,975
Commonwealth Bank of Australia‡‡	30,622	2,168,293
Computershare, Ltd.‡‡	6,176	65,587
CSL, Ltd.‡‡	41,183	2,539,635
Dexus Property Group REIT‡‡	84,924	91,955
Downer EDI, Ltd.‡‡	579,101	2,990,526
Fairfax Media, Ltd.‡‡	89,241	58,535
Flight Centre, Ltd.‡‡	14,041	491,189
Fortescue Metals Group, Ltd.Δ‡‡	538,076	2,207,250
Goodman Group REIT‡‡	33,286	165,654
GPT Group+	63,198	—
GPT Group REIT	26,294	101,565
Iluka Resources, Ltd.Δ	98,000	954,002
Incitec Pivot, Ltd.‡‡	138,430	445,349
Insurance Australia Group, Ltd.‡‡	51,029	303,365
JB Hi-Fi, Ltd.	27,328	419,958
Lend Lease Group‡‡	7,753	82,334
Lukoil OAO ADRΔ	47,070	3,036,015
Macquarie Group, Ltd.‡‡	9,234	357,158
Mirvac Group REIT‡‡	47,808	80,636
Monadelphous Group, Ltd.‡‡	5,824	137,644
Mount Gibson Iron, Ltd.	751,927	407,090
National Australia Bank, Ltd.‡‡	133,164	4,275,755
Newcrest Mining, Ltd.‡‡	13,780	287,657
OZ Minerals, Ltd.‡‡	4,583	25,432
Primary Health Care, Ltd.‡‡	36,922	190,668
Qantas Airways, Ltd.*‡‡	332,519	617,968
QBE Insurance Group, Ltd.	249,599	3,510,830
Ramsay Health Care, Ltd.‡‡	12,667	425,979
Rio Tinto, Ltd.	5,051	300,805
Santos, Ltd.	15,600	201,887
Sims Metal Management, Ltd.‡‡	27,622	288,448
Sonic Healthcare, Ltd.‡‡	34,559	501,215
Stockland REIT‡‡	46,149	175,375
Suncorp Group, Ltd.‡‡	57,856	711,996
Telstra Corporation, Ltd.‡‡	542,881	2,549,135
Toll Holdings, Ltd.Δ	251,853	1,554,939
Transfield Services, Ltd.	316,564	599,853
Wesfarmers, Ltd.‡‡	23,923	1,001,275
Westfield Group REIT‡‡	40,245	454,625
Westfield Retail Trust REIT‡‡	59,197	186,131
Westpac Banking Corporation‡‡	52,135	1,669,657
Woodside Petroleum, Ltd.	35,962	1,341,161
WorleyParsons, Ltd.	12,357	317,648

		59,809,278

Austria — 0.2%
Erste Group Bank AG	74,600	2,077,960
Wiener Versicherung Gruppe	13,378	647,875

		2,725,835

Belgium — 0.1%
Ageas STRIP VVPR*	5,306	7
Groupe Bruxelles Lambert SA‡‡	457	34,943
Solvay SA	11,239	1,522,074
UCB SA	8,081	515,862

		2,072,886

Bermuda — 0.1%
Catlin Group, Ltd.‡‡	731	5,787
Kosmos Energy, Ltd.*	28,468	321,688
Seadrill, Ltd.Δ	40,500	1,503,918

		1,831,393

Brazil — 2.4%
All America Latina
Logistica SA	190,500	948,376
Amil Participacoes SA	99,590	1,557,857
Banco Bradesco SA ADRΔ	56,980	969,800
Banco do Brasil SA	39,500	535,202
Banco Santander Brasil SA	183,783	1,335,115
Banco Santander Brasil SA ADRΔ	297,549	2,160,206
BM&FBovespa SA	389,800	2,621,493
BR Malls Participacoes SA	12,200	152,685
Brookfield Incorporacoes SA	556,200	685,358
CCR SA	30,400	310,507
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	17,700	943,056
Cia de Saneamento Basico do Estado de Sao Paulo	45,300	2,158,349
Cia Energetica de Minas Gerais ADRΔ	74,500	882,825
Cielo SA	2,900	85,346
Duratex SA	151,800	1,213,198
EDP - Energias do Brasil SA	1,900	11,941
Embraer SA ADRΔ	68,400	2,439,828
Grupo BTG Pactual	61,700	1,031,107
Itau Unibanco Holding SA ADR	232,348	4,135,794
Lojas Renner SA	13,668	509,046
Magnesita Refratarios SA	52,339	185,968
Marfrig Alimentos SA*	75,597	307,513
Multiplan Empreendimentos Imobiliarios SA	2,500	71,817
Natura Cosmeticos SA	19,400	466,867

See Notes to Schedules of Investments.	115

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
OGX Petroleo e Gas Participacoes SA*	779,420	$890,986
Petroleo Brasileiro SA ADRΔ	126,372	2,148,336
Porto Seguro SA	36,100	504,319
Qualicorp SA*	76,600	769,127
Tim Participacoes SA ADR	4,200	91,896
Totvs SA	25,711	528,280
Tractebel Energia SA	26,714	457,539
Ultrapar Participacoes SA	22,268	564,538
Vale SA ADRΔ	191,400	3,163,842

		34,838,117

Canada — 1.2%
Barrick Gold CorporationΔ	49,933	1,468,030
Canadian National Railway Co.Δ	64,510	6,472,713
Canadian Pacific Railway, Ltd.	13,950	1,820,085
First Quantum Minerals, Ltd.Δ	222,739	4,236,174
Shaw Communications, Inc. Class B	55,300	1,369,639
Westjet Airlines, Ltd.Δ	64,975	1,581,121

		16,947,762

Chile — 0.2%
Banco Santander Chile ADRΔ	39	1,110
Cap SA*	3,332	108,023
Embotelladora Andina SA ADR Class AΔ	8,434	267,611
Embotelladora Andina SA ADR Class BΔ	13,344	533,760
Empresas COPEC SA	11,100	161,681
Enersis SA ADRΔ	36,600	704,184
ENTEL Chile SA	31,900	674,981
Sociedad Quimica y Minera de Chile SA ADRΔ	16,500	914,925

		3,366,275

China — 2.8%
AAC Technologies Holdings, Inc.	32,027	153,894
Agricultural Bank of China, Ltd.Δ	290,000	138,975
Anhui Conch Cement Co., Ltd. Class HΔ*	639,596	2,121,674
Anta Sports Products, Ltd.Δ	164,000	140,284
Baidu, Inc. ADRΔ*	75,093	6,585,656
Bank of China, Ltd. Class H	2,328,000	1,079,645
Bank of Communications Co., Ltd. Class A	249,000	186,368
China BlueChemical, Ltd.	656,000	406,485
China CITIC Bank Corporation, Ltd.Δ*	49,000	29,416
China Coal Energy Co., Ltd.	120,000	106,975
China Communications Services Corporation, Ltd.	214,000	138,117
China Construction Bank Corporation Class H	2,044,000	1,669,420
China Life Insurance Co., Ltd. Class H	249,000	644,749
China Merchants Bank Co., Ltd. Class H	1,093,190	2,315,224
China Minzhong Food Corporation, Ltd.Δ*	1,109,000	1,072,923
China Oilfield Services, Ltd.*	172,000	360,284
China Petroleum & Chemical Corporation Class H	820,000	965,507
China Railway Construction Corporation, Ltd. Class H	1,543,200	1,463,173
China Railway Group, Ltd. Class H	731,000	371,972
China Shanshui Cement Group, Ltd.	427,000	245,334
China Shenhua Energy Co., Ltd. Class H	288,151	1,046,803
China Shipping Container Lines Co., Ltd. Class HΔ*	260,000	70,338
China Telecom Corporation, Ltd. Class H	384,000	193,421
Chongqing Rural Commercial Bank Class H	127,000	67,896
CNOOC, Ltd.	1,618,900	3,111,605
Ctrip.com International, Ltd. ADRΔ*	37,014	791,359
Dongyue Group	1,510,100	875,415
ENN Energy Holdings, Ltd.	126,433	700,365
Evergrande Real Estate Group, Ltd.Δ	169,000	68,144
Industrial & Commercial Bank of China Ltd. Class HΔ	1,625,000	1,138,801
Li Ning Co, Ltd.Δ*	614,342	361,678
Longfor Properties Co., Ltd.Δ	521,458	862,541
New Oriental Education & Technology Group ADRΔ	34,300	617,400
Parkson Retail Group, Ltd.Δ	1,033,427	615,060
PetroChina Co., Ltd. Class H	102,000	133,765
Sinopharm Group Co., Ltd. Class H	115,200	371,754
Tencent Holdings, Ltd.	216,700	6,889,690
Want Want China Holdings, Ltd.Δ	652,283	999,951
West China Cement, Ltd.	1,597,528	263,423
Wumart Stores, Inc. Class HΔ	120,574	218,080
Yangzijiang Shipbuilding Holdings, Ltd.	103,800	81,175
Youku, Inc. ADRΔ*	34,104	571,924
Zhaojin Mining Industry Co, Ltd. Class H	81,000	108,730
Zhejiang Expressway Co., Ltd. Class H	128,000	101,080

		40,456,473

Colombia — 0.1%
BanColombia SA	64,300	1,014,429
BanColombia SA ADRΔ	8,443	534,020

		1,548,449

Cyprus — 0.1%
Eurasia Drilling Co., Ltd. GDR	16,119	572,224
Global Ports Investment, Ltd. GDR	17,008	252,569
Global Ports Investment, Ltd. GDR 144A	18,105	268,859

		1,093,652

Denmark — 1.0%
AP Moller - Maersk A/S Class B	52	408,125
Coloplast A/S Class B	1,475	79,479
Danske Bank A/S*	120,111	2,153,507
DSV A/S‡‡	44,739	1,082,692
GN Store Nord A/SΔ	134,511	2,395,303
Novo Nordisk A/S Class BΔ‡‡	35,486	5,719,709
Novozymes A/S Class B	36,890	1,252,649

116	See Notes to Schedules of Investments.

	Shares	Value
Pandora A/SΔ	43,190	$1,192,137

		14,283,601

Egypt — 0.2%
ElSwedy Electric Co.	80,671	225,540
Orascom Construction Industries*	53,155	1,884,750

		2,110,290

Estonia — 0.1%
Tallink Group AS*	491,560	655,312

Finland — 0.3%
Kone OYJ	8,457	665,073
Metso OYJ‡‡	23,268	989,931
Outotec OYJ	36,052	528,219
Sampo OYJ	12,161	467,659
UPM-Kymmene OYJ	167,027	1,863,778

		4,514,660

France — 7.6%
Arkema SA‡‡	41,728	3,796,129
AtoS‡‡	12,728	875,976
AXA SA‡‡	30,296	520,778
BNP Paribas SA‡‡	76,631	3,933,120
Carrefour SA	170,819	4,675,998
Casino Guichard Perrachon SA	38,381	4,033,321
Christian Dior SA	27,469	4,556,336
Cie de St-Gobain	162,381	6,019,662
Cie Generale des Etablissements Michelin Class B	48,200	4,031,495
Cie Generale d’Optique Essilor International SA	8,954	995,692
Credit Agricole SA*‡‡	29,800	245,468
Danone SA	70,239	4,887,162
European Aeronautic Defence and Space Co. NV	10,339	526,148
France Telecom SA‡‡	446,344	4,514,247
GDF Suez	78,600	1,513,321
Klepierre REIT‡‡	623	24,473
Lafarge SA	33,826	2,247,349
Lagardere SCA	29,072	1,070,468
L’Oreal SA	45,608	7,231,848
Natixis‡‡	44,299	168,197
PPR	24,030	5,279,626
Publicis Groupe SA	7,064	473,668
Renault SA	24,692	1,546,969
Sanofi‡‡	191,793	19,488,580
Schneider Electric SA	68,437	5,000,396
Societe BIC SA‡‡	12,202	1,416,935
Societe Generale SA‡‡	147,022	4,830,249
Total SA‡‡	173,349	8,300,584
Unibail-Rodamco SE‡‡	1,611	375,223
Valeo SA‡‡	25,703	1,390,878
Vallourec SA	40,179	1,931,385
Vinci SA	76,812	3,460,439
Vivendi SA‡‡	72,620	1,500,117

		110,862,237

Germany — 7.4%
Adidas AG‡‡	16,162	1,676,860
Aixtron SE NAΔ	53,489	775,471
Allianz SE	23,015	3,125,723
Aurubis AG‡‡	26,506	1,684,571
BASF SE‡‡	61,575	5,392,509
Bayer AG‡‡	130,280	13,438,486
Beiersdorf AGΔ	54,088	4,994,744
Bilfinger SE‡‡	14,223	1,477,324
Continental AGΔ‡‡	29,965	3,582,571
Daimler AG	81,598	4,439,608
Deutsche Bank AG‡‡	53,195	2,073,945
Deutsche Boerse AG	34,300	2,077,249
Deutsche Lufthansa AG	179,963	3,514,506
Deutsche Post AG‡‡	94,688	2,181,737
Deutsche Telekom AG	471,354	4,982,291
Deutsche Wohnen AG	59,900	1,088,784
E.ON AG‡‡	78,983	1,378,953
Freenet AG	19,275	468,335
Fresenius Medical Care AG & Co. KGaAΔ	20,562	1,387,722
Fresenius SE & Co. KGaA‡‡	1,995	246,242
GEA Group AG‡‡	42,079	1,386,775
Hannover Rueckversicherung AGΔ‡‡	21,193	1,662,308
HeidelbergCement AGΔ	19,305	1,387,272
Kabel Deutschland Holding AG	19,110	1,763,239
Leoni AG‡‡	39,098	1,514,063
Linde AGΔ	37,291	6,933,625
Merck KGaA‡‡	15,358	2,317,126
Metro AGΔ	57,630	1,638,509
MTU Aero Engines Holding AG	25,200	2,388,786
Rheinmetall AG‡‡	30,012	1,388,226
RWE AG	111,517	4,156,228
Salzgitter AG‡‡	30,428	1,221,418
SAP AGΔ‡‡	117,969	9,451,190
Siemens AGΔ	22,841	2,460,300
SMA Solar Technology AG	14,534	347,831
Suedzucker AGΔ	30,270	1,278,517
TUI AG*‡‡	118,191	1,268,237
Volkswagen AGΔ	23,021	4,330,528

		106,881,809

Greece — 0.1%
Coca Cola Hellenic Bottling Co. SA	47,731	1,278,749

Guernsey — 0.0%
Resolution, Ltd.	112,958	467,705

Hong Kong — 2.8%
AIA Group, Ltd.‡‡	1,431,400	6,269,538
ASM Pacific Technology, Ltd.‡‡	102,357	1,124,766
Belle International Holdings, Ltd.	359,000	596,595
BOC Hong Kong Holdings, Ltd.‡‡	157,000	523,836
Cheung Kong Holdings, Ltd.‡‡	12,000	177,158
Cheung Kong Infrastructure Holdings, Ltd.‡‡	7,000	48,019
China Agri-Industries Holdings, Ltd.	139,000	71,805
China Gas Holdings, Ltd.	160,000	159,535
China Mengniu Dairy Co., Ltd.	583,000	1,674,823
China Mobile, Ltd.	485,118	5,137,062
China Overseas Land & Investment, Ltd.Δ	790,372	2,178,918
China Resources Cement Holdings, Ltd.Δ	818,782	463,051
China Resources Gas Group, Ltd.	315,469	875,789

See Notes to Schedules of Investments.	117

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
China Resources Land, Ltd.	64,000	$178,910
CLP Holdings, Ltd.‡‡	21,500	188,340
COSCO Pacific, Ltd.	502,000	724,298
Esprit Holdings, Ltd.	77	93
First Pacific Co., Ltd.	38,000	51,499
Geely Automobile Holdings, Ltd.Δ	3,275,000	1,590,553
GOME Electrical Appliances Holdings, Ltd.Δ*	6,214,000	680,434
Hang Seng Bank, Ltd.	19,000	304,732
Henderson Land Development Co., Ltd.	14,000	95,767
HKT Trust	954	955
Hong Kong & China Gas Co., Ltd.	24,200	70,612
Hong Kong Exchanges and Clearing, Ltd.Δ‡‡	101,500	1,728,594
Hopewell Holdings, Ltd.	10,500	42,541
Hutchison Whampoa, Ltd.‡‡	45,000	468,982
Hysan Development Co., Ltd.	66,000	333,293
Jardine Matheson Holdings, Ltd.	61,540	4,006,254
Kerry Properties, Ltd.‡‡	83,600	371,015
Li & Fung, Ltd.Δ	2,502,924	3,450,063
Link (The) REIT‡‡	45,000	245,216
MMG, Ltd.Δ*	676,000	248,192
MTR Corporation, Ltd.	7,000	27,819
New World Department Store China, Ltd.Δ	463,337	268,003
New World Development Co., Ltd.‡‡	64,000	108,336
Nine Dragons Paper Holdings Ltd.	1,134,000	1,064,967
Noble Group, Ltd.*	222,000	217,463
NWS Holdings, Ltd.‡‡	21,000	37,387
Orient Overseas International, Ltd.	35,500	239,866
PCCW, Ltd.‡‡	68,000	31,536
Power Assets Holdings, Ltd.	38,500	363,299
Shangri-La Asia, Ltd.	1,000	1,958
Shimao Property Holdings, Ltd.	42,500	81,578
Shougang Fushan Resources Group, Ltd.	654,000	291,507
Sino Land Co., Ltd.	44,000	74,594
Sun Hung Kai Properties, Ltd.	11,000	148,224
Swire Pacific, Ltd. Class A‡‡	13,000	165,712
Swire Properties, Ltd.	100	355
Techtronic Industries Co.	538,500	1,311,122
Television Broadcasts, Ltd.	800	6,060
Wharf Holdings, Ltd.	76,000	677,509
Wheelock & Co., Ltd.	94,000	500,725
Wing Hang Bank, Ltd.	3,000	31,884
Yue Yuen Industrial Holdings, Ltd.‡‡	497,500	1,621,471

		41,352,613

Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	24,833	1,745,998
OTP Bank PLC	5,200	93,839

		1,839,837

India — 1.9%
ACC, Ltd.	11,620	247,836
Ambuja Cements, Ltd.	287,333	920,946
Andhra Bank	209,724	365,232
Axis Bank, Ltd.	77,188	1,847,257
Bank of India	4,320	24,072
Bharat Heavy Electricals, Ltd.	37,510	122,158
Canara Bank	8,600	60,770
Coal India, Ltd.	16,607	94,448
Container Corporation of India	10,705	202,981
Dabur India, Ltd.	308,256	776,737
DLF, Ltd.	15,015	64,839
Dr. Reddys Laboratories, Ltd. ADRΔ	6,500	210,275
GAIL India, Ltd.	4,800	28,107
Gitanjali Gems, Ltd.*	66,613	726,063
Glenmark Pharmaceuticals, Ltd.	115,670	985,164
HCL Technologies, Ltd.*	102,800	1,503,698
HDFC Bank, Ltd. ADR	5,600	209,552
Hindustan Unilever, Ltd.	71,750	616,443
Housing Development Finance Corporation	96,100	1,460,950
ICICI Bank, Ltd. ADRΔ	73,650	3,159,585
IDFC, Ltd.	108,599	286,933
Infosys, Ltd.	26,078	1,386,356
Infosys, Ltd. ADR Δ	47,024	2,535,064
JSW Steel, Ltd.	5,394	66,728
Kotak Mahindra Bank, Ltd.	165,582	1,989,421
Lupin, Ltd.	138,962	1,607,076
Maruti Suzuki India, Ltd.	31,255	736,778
Muthoot Finance, Ltd.*	108,060	365,038
Oil & Natural Gas Corporation, Ltd.	66,664	381,953
Opto Circuits India, Ltd.	101,293	111,730
Ranbaxy Laboratories, Ltd.*	12,955	104,582
Rural Electrification Corporation, Ltd.	192,884	739,773
Shriram Transport Finance Co., Ltd.	94,657	1,209,467
SKS Microfinance, Ltd.	17,272	38,771
State Bank of India, Ltd.	3,785	144,349
Tata Consultancy Services, Ltd.	36,201	1,049,563
Tata Motors, Ltd. ADRΔ	7,600	185,516
Ultratech Cement, Ltd.	6,959	239,301
Wipro, Ltd.	11,269	90,639
Zee Entertainment Enterprises, Ltd.	266,000	1,029,985

		27,926,136

Indonesia — 0.6%
PT Bank Negara Indonesia Persero Tbk	96,000	49,889
PT Bank Rakyat Indonesia Persero Tbk	332,000	298,945
PT Bumi Resources Tbk	2,415,000	171,479
PT Indo Tambangraya Megah Tbk	39,500	144,302
PT Indocement Tunggal Prakarsa Tbk	1,012,780	2,428,379
PT Indofood Sukses Makmur Tbk	1,104,500	846,774
PT Perusahaan Gas Negara Persero Tbk	3,209,500	1,965,169
PT Ramayana Lestari Sentosa Tbk	2,662,000	380,775
PT Semen Indonesia Persero Tbk	298,637	543,954
PT Telekomunikasi Indonesia Tbk	1,026,694	1,162,195

118	See Notes to Schedules of Investments.

	Shares	Value
PT Telekomunikasi Indonesia Tbk ADR	13,300	$599,564
PT Unilever Indonesia Tbk	166,500	390,656

		8,982,081

Ireland — 0.2%
Experian PLC‡‡	47,327	819,789
James Hardie Industries PLC	148,080	1,543,271

		2,363,060

Italy — 1.7%
Assicurazioni Generali SpA	20,976	326,422
Banca Popolare Dell’Emilia Romagna	81,470	575,424
Enel SpA‡‡	436,063	1,423,136
Eni SpA‡‡	411,638	9,249,877
Fiat Industrial SpA	76,612	861,261
Fiat SpAΔ*	466,437	2,481,302
Intesa Sanpaolo SpA‡‡	1,038,634	1,520,433
Prysmian SpA	68,503	1,409,364
Snam SpA	445,300	2,029,799
Telecom Italia SpA	2,794,010	1,973,414
UniCredit SpA	666,182	2,843,647
Unione di Banche Italiane SCPA	14,202	52,321

		24,746,400

Japan — 13.4%
Aisin Seiki Co., Ltd.Δ	34,100	1,247,936
Ajinomoto Co., Inc.*‡‡	40,000	586,817
Amada Co., Ltd.	324,000	2,137,398
Aozora Bank, Ltd.	600	1,689
Asahi Glass Co., Ltd.	200	1,383
Asahi Kasei Corporation‡‡	200	1,345
Astellas Pharma, Inc.‡‡	115,800	6,224,550
Azbil Corporation‡‡	21,000	436,129
Bridgestone Corporation	7,800	261,008
Calsonic Kansei Corporation‡‡	200,000	879,588
Canon, Inc.‡‡	272,450	9,985,154
Central Japan Railway Co.‡‡	9,300	980,039
Chiyoda Corporation‡‡	93,000	1,037,340
Chubu Electric Power Co., Inc.‡‡	68,800	836,110
Chugai Pharmaceutical Co., Ltd.	19,900	442,246
Citizen Holdings Co., Ltd.	151,500	770,898
COMSYS Holdings Corporation‡‡	86,000	1,041,483
Credit Saison Co., Ltd.	22,800	567,729
Daicel Corporation‡‡	31,000	241,387
Daihatsu Motor Co., Ltd.‡‡	47,000	972,603
Daiichi Sankyo Co., Ltd.	22,100	424,932
Daito Trust Construction Co., Ltd.‡‡	1,100	94,184
Daiwa House Industry Co., Ltd.‡‡	10,000	194,933
Daiwa Securities Group, Inc.	31,000	218,006
Dena Co., Ltd.Δ	88,700	2,412,195
Denki Kagaku Kogyo KK	119,000	427,280
Denso Corporation	158,900	6,709,805
DIC Corporation	166,000	354,448
East Japan Railway Co.‡‡	35,900	2,947,968
Ebara Corporation‡‡	147,000	584,034
Exedy Corporation	11,700	273,313
FamilyMart Co., Ltd.	19,100	871,456
FANUC Corporation	800	122,292
Fuji Electric Co., Ltd.	296,000	864,716
Fuji Heavy Industries, Ltd.‡‡	70,900	1,117,710
Fuji Media Holdings, Inc.	138	238,955
Fujikura, Ltd.	144,000	454,326
Fujitsu, Ltd.*‡‡	133,000	552,430
Fukuoka Financial Group, Inc.‡‡	128,000	639,082
Furukawa Electric Co., Ltd.	52,000	114,346
Gree, Inc.Δ	68,200	856,349
Hitachi, Ltd.‡‡	651,000	3,775,918
Hokuetsu Kishu Paper Co., Ltd.	25,000	119,244
Honda Motor Co., Ltd.Δ‡‡	94,200	3,602,486
Hoya CorporationΔ	117,700	2,208,086
IHI Corporation‡‡	316,000	956,711
Inpex Corporation	787	4,213,608
Isetan Mitsukoshi Holdings, Ltd.	7,400	106,517
Isuzu Motors, Ltd.‡‡	122,100	735,441
ITOCHU Corporation‡‡	342,300	4,178,071
J Front Retailing Co., Ltd.	47,000	365,475
Japan Airlines Co., Ltd.	36,100	1,681,612
Japan Petroleum Exploration Co.‡‡	5,400	211,962
Japan Real Estate Investment Corporation REIT	7	96,744
Japan Retail Fund Investment Corporation REIT	20	49,503
JGC Corporation‡‡	43,000	1,099,039
JSR Corporation	87,400	1,782,631
JTEKT Corporation‡‡	85,400	802,879
JX Holdings, Inc.	70	392
Kajima Corporation	48,000	130,026
Kao Corporation‡‡	163,300	5,273,618
KDDI CorporationΔ‡‡	48,600	2,026,398
Keisei Electric Railway Co., Ltd.‡‡	54,000	569,055
Konami Corporation	4,500	89,632
Konica Minolta Holdings, Inc.‡‡	163,000	1,186,116
Kuraray Co., Ltd.	89,200	1,251,747
KYB Co., Ltd.	94,000	465,332
Kyocera CorporationΔ	9,200	839,518
Mabuchi Motor Co., Ltd.	46,500	2,499,495
Marubeni Corporation‡‡	78,800	599,361
Marui Group Co., Ltd.	38,800	401,045
Mazda Motor Corporation*	455,000	1,329,208
Miraca Holdings, Inc.‡‡	8,700	416,816
Mitsubishi Corporation	109,800	2,052,881
Mitsubishi Electric Corporation‡‡	263,800	2,132,595
Mitsubishi Estate Co., Ltd.‡‡	24,000	675,880
Mitsubishi Heavy Industries, Ltd.‡‡	46,000	264,854
Mitsubishi Motors Corporation*	25,000	26,026
Mitsubishi UFJ Financial Group, Inc.‡‡	805,700	4,827,267
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	147,600	769,869
Mitsui & Co., Ltd.‡‡	85,200	1,192,900
Mitsui Engineering & Shipbuilding Co., Ltd.	491,000	886,705
Mitsui Fudosan Co., Ltd.‡‡	18,000	510,926
Mitsui Mining & Smelting Co., Ltd.‡‡	248,000	571,690

See Notes to Schedules of Investments.	119

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mizuho Financial Group, Inc.	267,840	$571,900
Namco Bandai Holdings, Inc.	10,300	181,633
NET One Systems Co., Ltd.‡‡	40,600	356,681
NHK Spring Co., Ltd.‡‡	49,400	513,758
Nintendo Co., Ltd.Δ	12,100	1,304,669
Nippon Building Fund, Inc. REIT	8	111,839
Nippon Electric Glass Co., Ltd.‡‡	19,100	94,754
Nippon Kayaku Co., Ltd.‡‡	39,000	474,786
Nippon Meat Packers, Inc.‡‡	11,000	177,267
Nippon Shokubai Co., Ltd.‡‡	17,000	149,349
Nippon Steel & Sumitomo Metal Corporation	230	582
Nippon Telegraph & Telephone Corporation‡‡	6,900	300,526
Nippon Yusen KK	33,800	86,533
Nishi-Nippon City Bank, Ltd. (The)	200	616
Nissan Chemical Industries, Ltd.	62,100	744,791
Nissan Motor Co., Ltd.Δ	316,800	3,052,399
Nisshin Seifun Group, Inc.‡‡	19,500	256,865
NKSJ Holdings, Inc.	66,250	1,385,736
Nomura Holdings, Inc.	68,200	420,205
Nomura Research Institute, Ltd.	58,900	1,519,193
NTT DOCOMO, Inc.‡‡	306	453,791
Obayashi Corporation‡‡	150,000	715,462
OKUMA Corporation‡‡	44,000	324,385
Ono Pharmaceutical Co., Ltd.	1,400	86,408
ORIX Corporation‡‡	15,900	202,012
Osaka Gas Co., Ltd.‡‡	77,000	336,187
Pacific Metals Co., Ltd.	59,000	303,352
Panasonic Corporation*	17,500	130,876
Pioneer Corporation*‡‡	216,800	393,826
Rakuten, Inc.	354,600	3,620,020
Resona Holdings, Inc.Δ‡‡	567,700	2,985,197
Ryohin Keikaku Co., Ltd.	3,000	235,832
Sanrio Co., Ltd.Δ	21,600	955,691
SCSK CorporationΔ	13,500	260,434
Secom Co., Ltd.	2,100	108,084
Sekisui Chemical Co., Ltd.‡‡	284,000	3,125,554
Sekisui House, Ltd.‡‡	8,000	108,355
Seven & I Holdings Co., Ltd.‡‡	201,700	6,674,409
Shimamura Co., Ltd.	2,300	268,274
Shin-Etsu Chemical Co., Ltd.	123,300	8,133,988
Shionogi & Co., Ltd.	51,900	1,048,089
SMC CorporationΔ	12,000	2,317,523
Softbank Corporation‡‡	54,100	2,482,732
Sojitz Corporation	118,100	184,423
Sumco Corporation	39,800	448,165
Sumitomo CorporationΔ‡‡	218,900	2,750,929
Sumitomo Heavy Industries, Ltd.‡‡	121,000	476,879
Sumitomo Metal Mining Co., Ltd.‡‡	155,000	2,186,647
Sumitomo Mitsui Financial Group, Inc.‡‡	58,300	2,378,202
Sumitomo Mitsui Trust Holdings, Inc.	60,000	283,635
Sumitomo Realty & Development Co., Ltd.‡‡	10,000	387,210
Suzuki Motor Corporation‡‡	28,700	639,946
T&D Holdings, Inc.	44,100	524,225
Taisei Corporation‡‡	428,000	1,186,679
Takeda Pharm-aceutical Co., Ltd.‡‡	137,100	7,485,994
Tohoku Electric Power Co., Inc.*	2,300	18,276
Tokai Carbon Co., Ltd.	3,000	10,294
Tokio Marine Holdings, Inc.	163,100	4,684,999
Tokuyama Corporation	83,000	232,772
Tokyo Electric Power Co., Inc.*	8,900	21,934
Tokyo Electron, Ltd.Δ	45,500	1,928,560
Tokyo Gas Co., Ltd.	30,000	161,895
Tokyo Steel Manufacturing Co., Ltd.*	181,100	763,762
Toshiba Corporation	565,300	2,858,478
Tosoh Corporation	32,000	91,103
Toyo Suisan Kaisha, Ltd.	32,000	985,818
Toyota Boshoku Corporation	58,100	817,171
Toyota Motor Corporation‡‡	118,500	6,073,857
Trend Micro, Inc.Δ	27,800	776,988
UNY Group Holdings Co., Ltd.‡‡	77,700	603,375
USS Co., Ltd.‡‡	4,040	463,505
West Japan Railway Co.‡‡	10,200	489,765
Yamada Denki Co., Ltd.Δ	9,120	416,593
Yamaha Corporation	7,900	76,537
Yamato Holdings Co., Ltd.‡‡	5,200	94,018
Yokogawa Electric CorporationΔ	179,800	1,795,421
Yokohama Rubber Co., Ltd. (The)	16,000	184,246

		195,557,735

Jersey — 0.0%
Randgold Resources, Ltd.‡‡	1,533	132,306

Luxembourg — 0.4%
APERAM‡‡	90,914	1,117,138
ArcelorMittal	134,683	1,736,051
Millicom International
Cellular SA ADRΔ	19,179	1,531,895
O’Key Group SA GDR	8,377	95,498
Ternium SA ADRΔ	34,336	698,738

		5,179,320

Malaysia — 0.6%
AirAsia Bhd*	796,465	735,634
Alliance Financial Group Bhd	158,100	224,654
AMMB Holdings Bhd	97,300	205,504
CIMB Group Holdings Bhd	297,896	735,961
DiGi.Com Bhd	89,800	134,562
Gamuda Bhd	1,269,200	1,692,813
Kuala Lumpur Kepong Bhd	13,200	88,412
Lafarge Malayan Cement Bhd	135,480	432,276
Malayan Banking Bhd*	189,500	575,262
Public Bank Bhd	88,500	465,865
RHB Capital Bhd	105,677	294,524
Tenaga Nasional Bhd	731,400	1,700,655
UMW Holdings Bhd	267,600	1,158,030

		8,444,152

Mexico — 1.0%
Alfa SAB de CV	285,700	697,628
America Movil SAB de CV ADRΔ	279,814	5,864,901
Arca Continental SAB de CV	51,800	388,140

120	See Notes to Schedules of Investments.

	Shares	Value
Coca-Cola Femsa SAB de CV ADRΔ	2,100	$343,917
Corporacion Moctezuma SAB de CVΔ	152,307	474,747
Genomma Lab Internacional SAB de CV Class BΔ*	425,114	1,039,772
Grupo Bimbo SAB de CVΔ	27,000	86,324
Grupo Financiero Banorte SAB de CV	223,179	1,783,054
Grupo Financiero Inbursa SAB de CV	460,886	1,344,435
Grupo Mexico SAB de CV Series B	223,700	903,570
Grupo Televisa SAB ADRΔ	12,100	321,981
Kimberly-Clark de Mexico SAB de CV Class A	259,300	905,029
Megacable Holdings SAB de CVΔ	215,295	679,451
Wal-Mart de Mexico SAB de CVΔ	25,100	82,099

		14,915,048

Mongolia — 0.0%
Mongolian Mining CorporationΔ*	1,199,180	440,276

Netherlands — 4.5%
Aegon NVΔ‡‡	906,688	5,452,076
Akzo Nobel NV	23,864	1,514,825
Corio NV REIT	368	17,168
Delta Lloyd NV	128,100	2,197,070
Gemalto NV	8,894	775,825
ING Groep NV*‡‡	1,209,073	8,581,548
Koninklijke Ahold NV‡‡	660,737	10,125,507
Koninklijke DSM NV‡‡	16,819	979,017
Koninklijke Philips Electronics NV	119,105	3,524,508
QIAGEN NV*	4,199	87,519
Randstad Holding NVΔ	130,495	5,342,781
Reed Elsevier NVΔ	431,521	7,392,809
Royal Dutch Shell PLC Class AΔ‡‡	288,499	9,319,436
Royal Dutch Shell PLC Class B‡‡	186,588	6,194,747
Unilever NV‡‡	83,487	3,419,765

		64,924,601

New Zealand — 0.1%
Fletcher Building, Ltd.	3,514	24,769
Telecom Corporation of New Zealand, Ltd.‡‡	350,519	671,492

		696,261

Nigeria — 0.2%
Africa Prudential Registrars PLC*	331,249	3,385
Afriland Properties PLC REIT+*	331,249	—
FBN Holdings PLC	1,882,522	235,093
First City Monument Bank PLC*	9,211,834	278,882
Guaranty Trust Bank PLC	6,895,739	1,135,155
Guaranty Trust Bank PLC GDR	73,563	599,538
UBA Capital PLC*	1,324,999	10,363
United Bank for Africa PLC*	10,931,249	551,561

		2,813,977

Norway — 1.1%
Aker Solutions ASA	5,503	103,293
DNB ASA	186,000	2,737,394
Marine Harvest ASAΔ*	3,836,500	3,570,901
Orkla ASA	213,800	1,718,621
Petroleum Geo-Services ASA‡‡	87,060	1,350,434
Schibsted ASA	28,753	1,286,674
Statoil ASA	62,416	1,523,758
TGS Nopec Geophysical Co. ASA‡‡	44,944	1,703,419
Yara International ASA‡‡	37,692	1,720,595

		15,715,089

Peru — 0.3%
Cia de Minas Buenaventura SA ADRΔ	4,800	124,608
Credicorp, Ltd.Δ	28,213	4,684,769
Southern Copper CorporationΔ	4,200	157,794

		4,967,171

Philippines — 0.3%
Alliance Global Group, Inc.	1,533,100	794,868
International Container Terminal Services, Inc.	549,670	1,239,702
Megaworld Corporation	8,443,000	804,798
Metropolitan Bank & Trust	347,100	995,130

		3,834,498

Poland — 0.2%
Alior Bank SA*	19,193	409,553
Grupa Lotos SA*	9,664	121,356
KGHM Polska Miedz SA	1,423	68,944
PGE SA	130,242	669,405
Powszechny Zaklad Ubezpieczen SA	11,231	1,393,099
Tauron Polska Energia SA	128,546	168,921

		2,831,278

Portugal — 0.1%
Jeronimo Martins SGPS SA	58,249	1,134,561

Russia — 1.1%
Gazprom OAO ADRΔ	143,266	1,224,924
LSR Group+	3,640	68,365
LSR Group GDR	89,320	386,756
Magnit OJSC+	9,714	1,873,380
Mail.ru Group, Ltd. GDR*	21,550	596,935
NovaTek OAO GDR	18,942	2,041,948
Novolipetsk Steel OJSC GDR	21,717	341,428
Novorossiysk Commercial Sea Port GDR 144A	10,302	85,755
Novorossiysk Commercial Sea Port PJSC GDR	66,881	555,447
Raspadskaya OAO+*	187,769	360,447
Rosneft OAO GDR*	283,600	2,163,641
Sberbank of Russia	1,267,639	4,007,007
Severstal OAO GDR	39,064	348,861
Surgutneftegas OAO ADR	46,613	419,517
Tatneft OAO ADR	18,900	749,385
TMK OAO GDR	5,244	55,880
X5 Retail Group NV GDRΔ*	81,424	1,367,923

		16,647,599

Singapore — 1.6%
Ascendas Real Estate Investment Trust REIT‡‡	30,000	62,885
CapitaCommercial Trust REIT	38,000	48,559

See Notes to Schedules of Investments.	121

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
CapitaMall Trust REIT‡‡	33,000	$55,605
CapitaMalls Asia, Ltd.	17,000	28,097
ComfortDelGro Corporation, Ltd.	151,000	232,523
DBS Group Holdings, Ltd.	181,000	2,334,825
Global Logistic Properties, Ltd.	34,000	71,818
Golden Agri-Resources, Ltd.	99,300	46,434
Hutchison Port Holdings Trust	95,000	80,750
Jardine Cycle & Carriage, Ltd.	104,000	4,287,112
Keppel Corporation, Ltd.	172,700	1,559,431
Keppel Land, Ltd.	83,000	263,651
Olam International, Ltd.	171,000	237,127
Oversea-Chinese Banking Corporation, Ltd.‡‡	15,000	128,794
SembCorp Industries, Ltd.‡‡	514,300	2,151,987
Singapore Airlines, Ltd.	10,000	87,637
Singapore Exchange, Ltd.‡‡	127,000	788,406
Singapore Press Holdings, Ltd.	12,000	43,343
Singapore Technologies Engineering, Ltd.‡‡	26,000	90,345
Singapore Telecommunications, Ltd.‡‡	1,255,700	3,634,428
StarHub, Ltd.‡‡	11,000	38,578
United Overseas Bank, Ltd.‡‡	390,417	6,414,882
UOL Group, Ltd.‡‡	9,186	51,694

		22,738,911

South Africa — 0.7%
African Bank Investments, Ltd.Δ	132,389	436,099
Aveng, Ltd.	29,238	102,608
Barloworld, Ltd.	6,325	65,924
Bidvest Group, Ltd.	91,842	2,420,674
Coronation Fund Managers, Ltd.	204,450	1,067,241
Discovery, Ltd.	7,357	62,598
Growthpoint Properties, Ltd.	48,500	142,146
Harmony Gold Mining Co., Ltd. ADRΔ	9,800	62,818
Impala Platinum Holdings, Ltd.	27,100	399,635
Imperial Holdings, Ltd.	25,974	593,838
Liberty Holdings, Ltd.	43,700	570,291
MTN Group, Ltd.	38,490	675,928
Naspers, Ltd.	3,899	242,900
Pick’n Pay Stores, Ltd.Δ	148,694	688,385
Redefine Properties, Ltd.*	82,300	88,607
Royal Bafokeng Platinum, Ltd.*	20,766	121,950
Standard Bank Group, Ltd.	55,909	719,832
Truworths International, Ltd.	6,306	61,837
Woolworths Holdings, Ltd.	290,980	2,234,097

		10,757,408

South Korea — 2.8%
Celltrion, Inc.@	19,467	930,842
Daelim Industrial Co., Ltd.	5,494	449,850
Daum Communications Corporation	4,230	346,734
DGB Financial Group, Inc.	2,400	36,239
Dongbu Insurance Co., Ltd.	3,090	131,782
Doosan Corporation	2,913	335,129
GS Home Shopping, Inc.	4,760	835,973
Hanwha Corporation	7,030	212,619
Hanwha Life Insurance Co., Ltd.	56,500	342,778
Hyundai Motor Co.	2,156	433,099
Hyundai Securities Co., Ltd.	6,900	48,993
Hyundai Wia Corporation	3,157	468,187
KB Financial Group, Inc.	2,510	83,471
KCC Corporation	600	159,896
Kia Motors Corporation	34,969	1,763,222
KIWOOM Securities Co., Ltd.	5,133	311,874
Korea Electric Power Corporation*	47,436	1,298,244
Korea Exchange Bank	31,800	210,933
Korea Zinc Co, Ltd.	100	31,862
KT Corporation ADRΔ	28,500	447,735
LG Corporation	1,984	115,195
LG Display Co., Ltd.*	28,710	833,483
LG Electronics, Inc.	4,686	342,837
Lotte Chemical Corporation	58	10,296
Lotte Shopping Co., Ltd.	5,127	1,813,297
MegaStudy Co., Ltd.	2,999	191,919
Mirae Asset Securities Co., Ltd.	2,900	107,258
Neo Holdings Co., Ltd.+	2,913	—
NHN Corporation	6,434	1,549,804
POSCO ADRΔ	16,131	1,189,016
Samsung Electronics Co., Ltd.	12,201	16,558,970
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	829	323,374
Samsung Fire & Marine Insurance Co., Ltd.	15,248	2,980,802
Samsung Heavy Industries Co., Ltd.	7,070	222,725
Shinhan Financial Group Co., Ltd.	108,911	3,900,866
SK Holdings Co., Ltd.	403	61,033
SK Telecom Co., Ltd.	6,630	1,075,602
Woori Finance Holdings Co., Ltd.	37,170	417,603

		40,573,542

Spain — 2.6%
Amadeus IT Holding SA‡‡	225,202	6,083,849
Banco Bilbao Vizcaya Argentaria SA‡‡	70,923	614,844
Banco Santander SA‡‡	1,355,551	9,108,596
Distribuidora Internacional de Alimentacion SA	116,564	806,260
Ebro Foods SA	104,451	2,075,310
Endesa SA‡‡	50,391	1,064,831
Grifols SA*	2,523	93,547
Iberdrola SA	1,205,552	5,614,227
Inditex SA‡‡	44,603	5,911,847
Tecnicas Reunidas SA‡‡	28,835	1,351,155
Telefonica SA	350,049	4,706,986

		37,431,452

Sri Lanka — 0.0%
Dialog Axiata PLC	2,452,710	174,157

Sweden — 1.9%
Alfa Laval ABΔ	77,624	1,787,965
Atlas Copco AB Class AΔ	214,189	6,080,666
Boliden AB‡‡	22,034	354,692
Electrolux AB‡‡	10,514	267,507
Elekta ABΔ	66,553	1,010,568
Hennes & Mauritz AB Class BΔ	102,340	3,659,178
Investor AB Class B‡‡	3,383	97,702

122	See Notes to Schedules of Investments.

	Shares	Value
Meda ABΔ	67,590	$801,241
NCC AB Class B‡‡	1,499	37,495
Nordea Bank AB‡‡	125,373	1,419,851
Sandvik ABΔ	125,791	1,934,192
SKF AB Class B‡‡	25,094	611,894
Svenska Cellulosa AB Class B‡‡	85,939	2,215,551
Svenska Handelsbanken AB Class AΔ	61,149	2,613,345
Swedbank AB Class AΔ	97,700	2,221,903
TeliaSonera AB‡‡	37,643	268,782
Trelleborg AB Class B‡‡	149,595	2,052,281

		27,434,813

Switzerland — 7.0%
ABB, Ltd.Δ	328,472	7,408,180
ABB, Ltd. ADRΔ*	31,900	726,044
Actelion, Ltd.	2,037	110,615
Adecco SA*‡‡	17,151	939,484
Cie Financiere Richemont SAΔ‡‡	57,663	4,525,328
Credit Suisse Group AGΔ*	115,552	3,032,129
Dufry AGΔ*	8,000	992,731
Ferrexpo PLC‡‡	62,007	163,090
Geberit AGΔ	7,310	1,799,586
Georg Fischer AG*‡‡	952	403,143
Glencore International PLC‡‡	72,723	393,489
Helvetia Holding AGΔ*	1,600	644,686
Julius Baer Group, Ltd.	119,134	4,632,082
Kuehne + Nagel International AGΔ	13,820	1,506,763
Logitech International SA*‡‡	182,499	1,236,141
Lonza Group AGΔ*	35,055	2,274,716
Nestle SA‡‡	179,957	13,013,850
Novartis AG‡‡	230,005	16,342,397
OC Oerlikon Corporation AG*‡‡	240,979	2,855,803
Roche Holding AGΔ‡‡	55,920	13,018,350
STMicroelectronics NV*‡‡	100,136	770,158
Sulzer AG‡‡	2,349	401,357
Swatch Group AG (The)	1,706	992,007
Swiss Life Holding AG*‡‡	12,495	1,851,940
Swiss Re AGΔ	47,944	3,898,954
Syngenta AGΔ‡‡	12,126	5,058,355
Transocean, Ltd.‡‡	4,575	237,256
Wolseley PLC‡‡	67,521	3,357,943
Xstrata PLC‡‡	38,258	620,843
Zurich Insurance Group AGΔ*	32,460	9,033,953

		102,241,373

Taiwan — 2.3%
Asustek Computer, Inc.	1,000	11,889
AU Optronics Corporation*	483,000	209,982
Chailease Holding Co., Ltd.	395,000	1,096,397
Cheng Shin Rubber Industry Co, Ltd.	32,000	90,962
Chicony Electronics Co., Ltd.*	116,000	307,627
China Motor Corporation	96,000	88,769
China Petrochemical Development Corporation	924,725	502,526
Chinatrust Financial Holding Co., Ltd.	474,000	282,157
Chroma ATE, Inc.	131,573	316,805
Delta Electronics, Inc.	124,000	518,351
Eva Airways Corporation*	219,000	129,265
Evergreen Marine Corporation Taiwan, Ltd.*	143,000	84,884
Far EasTone Telecommunications Co., Ltd.	217,000	491,293
Feng Hsin Iron & Steel Co.	66,000	114,994
Foxconn Technology Co., Ltd.	150	413
Hon Hai Precision Industry Co., Ltd.	967,700	2,676,324
Innolux Corporation*	143,000	87,993
Lite-On Technology Corporation	220,460	357,572
Macronix International*	650,000	186,071
MediaTek, Inc.	202,719	2,304,973
Mega Financial Holding Co, Ltd.	104,000	83,993
MStar Semiconductor, Inc.	5,000	40,381
Nan Ya Printed Circuit Board Corporation	64,000	69,238
Pou Chen Corporation	193,000	205,893
President Chain Store Corporation	34,000	186,473
Realtek Semiconductor Corporation*	349,460	798,198
Richtek Technology Corporation	52,337	301,044
Siliconware Precision Industries Co. ADRΔ	41,000	238,620
Sinopac Financial Holdings Co., Ltd.	250,678	119,041
Taiwan Cement Corporation	225,000	276,900
Taiwan Cooperative Financial Holding	54,600	31,132
Taiwan Semiconductor Manufacturing Co., Ltd.	2,863,011	9,574,487
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	463,736	7,971,622
Teco Electric and Machinery Co., Ltd.	1,715,500	1,362,532
Uni-President Enterprises Corporation	921,270	1,746,878
Walsin Lihwa Corporation*	611,000	174,703
Wistron Corporation*	500	547

		33,040,929

Thailand — 0.9%
Advanced Info Service PCL NVDR	90,200	726,898
Bangkok Bank PCL NVDR	172,500	1,307,666
Bank of Ayudhya PCL	165,600	197,917
Bank of Ayudhya PCL NVDR	2,560,848	3,016,878
Big C Supercenter PCL NVDR	115,200	845,757
BTS Group Holdings PCL	4,020,200	1,249,234
Central Pattana PCL	629,566	2,042,301
Kasikornbank PCL NVDR	90,700	644,207
Krung Thai Bank PCL NVDR	910,875	771,374
Minor International PCL	1,470,700	1,230,396
Robinson Department Store PCL	225,000	587,758
Siam Commercial Bank PCL	82,226	498,382
Siam Commercial Bank PCL NVDR	20,600	124,859
Thai Oil PCL NVDR	83,500	182,483
TMB Bank PCL*	3,425,537	299,449

		13,725,559

See Notes to Schedules of Investments.	123

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Turkey — 0.8%
Akfen Holding AS*	43,863	$270,310
Asya Katilim Bankasi AS*	117,346	155,009
BIM Birlesik Magazalar AS	16,207	790,509
Coca-Cola Icecek AS	40,281	1,140,994
Koza Altin Isletmeleri AS*	43,410	1,014,891
TAV Havalimanlari Holding AS*	47,600	306,494
Turk Hava Yollari*	310,822	1,271,256
Türkiye Garanti Bankasi AS	979,479	5,197,037
Türkiye Halk Bankasi AS	46,502	497,327
Turkiye Vakiflar Bankasi Tao	10,570	33,884
Yapi ve Kredi Bankasi AS*	386,564	1,196,462

		11,874,173

United Kingdom — 15.7%
Aberdeen Asset Management PLC	168,850	1,101,157
Aggreko PLC	26,244	710,601
Alent PLC*‡‡	80,412	461,361
AMEC PLC	139,020	2,230,641
Anglo American PLC	345,832	8,983,094
ARM Holdings PLC	304,800	4,265,432
AstraZeneca PLC‡‡	55,099	2,762,360
Aviva PLC‡‡	446,370	2,008,947
Babcock International Group PLC‡‡	46,176	763,367
BAE Systems PLC‡‡	162,980	976,449
Barclays PLC‡‡	1,895,838	8,386,996
Barratt Developments PLC*‡‡	749,790	3,122,749
BG Group PLC	409,938	7,032,351
BHP Billiton PLC‡‡	321,709	9,360,960
BP PLC‡‡	2,007,201	14,026,286
British Land Co. PLC REIT‡‡	11,811	97,538
Britvic PLC	241,594	1,631,355
BT Group PLC‡‡	386,964	1,634,571
Cairn Energy PLC*	7,744	32,182
Centrica PLC‡‡	553,555	3,092,736
Cobham PLC‡‡	11,978	44,226
Cognizant Technology Solutions Corporation Class A*	18,008	1,379,593
Compass Group PLC	917,822	11,721,538
Daily Mail & General Trust PLC‡‡	23,864	257,267
Dairy Crest Group PLC	269,100	1,752,485
Darty PLC‡‡	52,577	34,352
Drax Group PLC‡‡	21,021	195,316
DS Smith PLC	585,900	1,947,867
easyJet PLC‡‡	6,564	107,716
GKN PLC‡‡	821,337	3,300,924
GlaxoSmithKline PLC‡‡	452,838	10,585,924
Hammerson PLC REIT‡‡	6,134	45,847
Hikma Pharmaceuticals PLC	12,389	194,646
HSBC Holdings PLC‡‡	1,628,946	17,387,672
IMI PLC*	13,025	256,292
Inchcape PLC‡‡	80,879	617,533
InterContinental Hotels Group PLC‡‡	17,487	533,275
Intu Properties PLC REIT	3,152	16,011
Invensys PLC	243,300	1,296,851
ITV PLC‡‡	772,579	1,519,027
J Sainsbury PLC‡‡	144,927	833,496
John Wood Group PLC	36,211	476,757
Johnson Matthey PLC‡‡	10,753	375,791
Kingfisher PLC‡‡	57,471	251,320
Land Securities Group PLC REIT‡‡	10,536	132,715
Legal & General Group PLC‡‡	648,959	1,702,935
Lloyds Banking Group PLC*‡‡	1,896,156	1,402,821
Man Strategic Holdings PLC*	329,476	446,307
Meggitt PLC	490,424	3,658,825
Mondi PLC‡‡	87,827	1,193,037
National Grid PLC‡‡	736,595	8,562,067
Next PLC‡‡	33,710	2,236,304
Persimmon PLC*‡‡	8,890	144,400
Premier Oil PLC*	261,735	1,545,841
Provident Financial PLC‡‡	1,710	40,637
Prudential PLC‡‡	454,028	7,347,180
Reckitt Benckiser Group PLC‡‡	18,477	1,324,579
Reed Elsevier PLC‡‡	17,027	202,059
Rexam PLC	15,190	121,750
Rio Tinto PLC‡‡	96,800	4,537,524
Rolls-Royce Holdings PLC‡‡	453,169	7,780,850
Rotork PLC	59,458	2,623,586
RSA Insurance Group PLC‡‡	262,850	464,889
Sage Group PLC (The)‡‡	267,904	1,395,024
Segro PLC REIT	12,232	47,264
Smith & Nephew PLC	144,419	1,667,732
Spirax-Sarco Engineering PLC	49,416	2,017,547
SSE PLC‡‡	20,478	461,753
Standard Chartered PLCΔ	510,880	13,224,463
Standard Life PLC	270,139	1,499,427
Tate & Lyle PLC‡‡	72,178	932,207
Tesco PLC‡‡	1,478,770	8,573,152
Thomas Cook Group PLC*	40,467	69,112
TUI Travel PLC‡‡	67,031	331,626
Tullow Oil PLC‡‡	260,262	4,868,075
Unilever PLC‡‡	167,679	7,093,104
Vesuvius PLC‡‡	102,909	551,346
Vodafone Group PLC‡‡	3,277,114	9,291,623
Whitbread PLC	28,700	1,119,864
WM Morrison Supermarkets PLC	395,321	1,659,060
WPP PLC‡‡	51,727	824,482

		228,908,026

Total Foreign Common Stocks (Cost $1,253,170,681)		1,381,275,429

FOREIGN PREFERRED STOCKS — 1.0%
Brazil — 0.3%
AES Tiete SA	41,100	398,644
Banco do Estado do Rio Grande do Sul SA	7,900	67,594
Braskem SA	12,200	81,867
Cia Brasileira de Distribuicao Grupo Pao de Acucar	10,803	568,390
Cia Energeticade Sao Paulo	24,700	247,764
Investimentos Itau SA	144,009	747,571
Itau Unibanco Holding SA	15,200	270,189
Lojas Americanas SA	46,600	401,949
Metalurgica Gerdau SA	40,400	386,856
Usinas Siderurgicas de Minas Gerais SA	85,500	456,536

		3,627,360

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	203,096

124	See Notes to Schedules of Investments.

	Shares	Value
Embotelladora Andina SA Class B	22,900	$153,622

		356,718

Germany — 0.5%
Henkel AG & Co. KGaAΔ‡‡	24,299	2,338,886
Porsche Automobil Holding SE	37,321	2,727,841
ProSiebenSat.1 Media AG‡‡	58,787	2,098,675
Volkswagen AG‡‡	2,052	407,706

		7,573,108

South Korea — 0.2%
Samsung Electronics Co., Ltd.	3,127	2,439,544

Total Foreign Preferred Stocks (Cost $10,947,025)		13,996,730

RIGHTS — 0.0%
Enersis SA ADR+Δ*	14,128	452
Li Ning Co, Ltd.+Δ	307,171	—

Total Rights (Cost $0)		452

MONEY MARKET FUNDS — 18.1%
GuideStone Money Market Fund (GS4 Class)¥	93,438,546	93,438,546
Northern Institutional Liquid Assets Portfolio§	170,328,894	170,328,894

Total Money Market Funds (Cost $263,767,440)		263,767,440

TOTAL INVESTMENTS — 114.1% (Cost $1,527,885,146)		1,659,040,051

FOREIGN COMMON STOCKS SOLD SHORT — (5.6)%
Australia — (0.5)%
Adelaide Brighton, Ltd.	(47,502)	(175,076)
ALS, Ltd.	(48,004)	(523,282)
Boral, Ltd.	(67,957)	(347,398)
Bradken, Ltd.	(73,402)	(497,509)
Brambles, Ltd.	(24,191)	(213,329)
Challenger, Ltd.	(52,477)	(210,349)
Cochlear, Ltd.	(4,717)	(334,199)
David Jones, Ltd.	(23,767)	(73,987)
DUET Group	(46,578)	(111,537)
Harvey Norman Holdings, Ltd.	(151,166)	(429,663)
Iluka Resources, Ltd.	(41,010)	(399,221)
Leighton Holdings, Ltd.	(11,403)	(243,855)
Mineral Resources, Ltd.	(70,704)	(779,564)
Mount Gibson Iron, Ltd.	(146,398)	(79,259)
Myer Holdings Ltd.	(20,082)	(61,679)
Oil Search, Ltd.	(75,951)	(587,535)
Orica, Ltd.	(13,222)	(336,580)
Origin Energy, Ltd.	(10,533)	(145,634)
Seek, Ltd.	(24,725)	(259,998)
SP AusNet	(151,745)	(188,797)
Spark Infrastructure Group	(176,406)	(304,883)
Toll Holdings, Ltd.	(120,436)	(743,571)
Transurban Group	(28,196)	(187,292)
UGL, Ltd.	(61,275)	(653,273)
Whitehaven Coal, Ltd.	(39,834)	(87,923)

		(7,975,393)

Belgium — 0.0%
Delhaize Group SA	(6,408)	(349,552)

Bermuda — 0.0%
Seadrill, Ltd.	(9,431)	(341,830)

Denmark — (0.4)%
FLSmidth & Co. A/S	(35,453)	(2,161,154)
Novozymes A/S Class B	(90,844)	(3,084,730)

		(5,245,884)

Finland — (0.2)%
Cargotec OYJ Class B	(2,512)	(76,991)
Nokia OYJ	(202,140)	(654,004)
Nokian Renkaat OYJ	(38,678)	(1,720,410)

		(2,451,405)

France — (0.7)%
Air France-KLM*	(56,328)	(531,423)
Carrefour SA	(54,570)	(1,493,799)
Eutelsat Communications SA	(14,537)	(512,537)
Faurecia*	(33,228)	(528,159)
Hermes International	(750)	(260,393)
Neopost SA	(8,715)	(522,093)
Nexans SA*	(35,041)	(1,609,841)
Vallourec SA	(62,612)	(3,009,729)
Veolia Environnement SA	(95,153)	(1,199,963)

		(9,667,937)

Germany — (0.7)%
Aixtron SE NA	(109,659)	(1,589,811)
Commerzbank AG*	(1,152,990)	(1,692,270)
Dialog Semiconductor PLC*	(83,001)	(1,101,190)
Fraport AG Frankfurt Airport Services Worldwide	(8,899)	(498,781)
Infineon Technologies AG	(127,000)	(1,002,820)
K+S AG	(23,895)	(1,111,406)
Sky Deutschland AG*	(344,241)	(1,897,888)
Stada Arzneimittel AG	(16,481)	(674,772)
		(9,568,938)

Ireland — 0.0%
Shire PLC	(3,767)	(114,705)

Italy — (0.3)%
A2A SpA	(3,593,403)	(2,134,061)
Enel Green Power SpA	(653,735)	(1,225,984)
Mediaset SpA	(654,233)	(1,335,939)
Pirelli & C. SpA	(24,060)	(252,437)

		(4,948,421)

Japan — (1.3)%
ABC-Mart, Inc.	(1,200)	(45,700)
Advantest Corporation	(25,500)	(357,572)
Aeon Credit Service Co., Ltd.	(5,800)	(164,015)
Alps Electric Co., Ltd.*	(20,300)	(132,839)
Asics Corporation	(15,700)	(258,178)
Capcom Co., Ltd.	(5,400)	(86,678)
Daikin Industries, Ltd.	(5,700)	(223,132)
Dainippon Screen Manufacturing Co., Ltd.*	(134,000)	(602,135)
Disco Corporation	(17,600)	(998,396)
GS Yuasa Corporation	(130,000)	(541,350)
Hitachi Metals, Ltd.	(94,000)	(895,714)
Kakaku.com, Inc.	(39,400)	(991,121)
Kansai Paint Co., Ltd.	(20,000)	(221,384)
LIXIL Group Corporation	(4,400)	(87,500)
Makita Corporation	(3,000)	(132,894)
Minebea Co., Ltd.	(108,000)	(369,427)
Mitsubishi Gas Chemical Co., Inc.	(55,000)	(362,246)

See Notes to Schedules of Investments.	125

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mitsui OSK Lines, Ltd.	(84,000)	$(275,732)
Mori Seiki Co., Ltd.	(28,300)	(344,524)
Murata Manufacturing Co. Ltd.	(9,900)	(744,590)
Nabtesco Corporation	(33,100)	(675,819)
Nachi-Fujikoshi Corporation	(199,000)	(851,936)
NGK Insulators, Ltd.	(25,000)	(265,310)
Nidec Corporation	(18,700)	(1,116,418)
Nippon Sheet Glass Co., Ltd.*	(465,000)	(513,730)
Nitori Holdings Co., Ltd.	(550)	(42,359)
NOK Corporation	(10,100)	(145,167)
NTN Corporation*	(396,000)	(1,055,888)
OSAKA Titanium Technologies Co.	(31,100)	(628,707)
Rakuten, Inc.	(138,400)	(1,412,890)
Rinnai Corporation	(4,700)	(334,020)
SBI Holdings, Inc.	(124,540)	(1,098,085)
Shikoku Electric Power Co., Inc.*	(79,500)	(1,129,984)
Shinsei Bank Ltd.	(58,000)	(132,469)
SMC Corporation	(1,000)	(193,127)
Start Today Co., Ltd.	(46,200)	(586,487)
Terumo Corporation	(11,500)	(491,714)
Toho Titanium Co., Ltd.	(3,900)	(31,860)
Trend Micro, Inc.	(1,100)	(30,744)
Tsumura & Co.	(200)	(7,298)
Yamaha Motor Co., Ltd.	(16,400)	(220,560)
Yaskawa Electric Corporation	(13,000)	(129,952)

		(18,929,651)

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	(8,768)	(281,320)

Netherlands — (0.3)%
Fugro NV	(7,718)	(427,195)
Koninklijke KPN NV	(866,000)	(2,912,865)
Royal Imtech NV*	(47,647)	(539,244)
TNT Express NV	(147,308)	(1,079,715)

		(4,959,019)

Norway — (0.1)%
Storebrand ASA*	(312,005)	(1,228,237)

Spain — (0.1)%
ACS Actividades de
Construccion y Servicios SA	(17,430)	(406,749)
Indra Sistemas SA	(32,625)	(388,930)
Obrascon Huarte Lain SA	(1,631)	(53,606)

		(849,285)

Switzerland — (0.3)%
Clariant AG	(108,188)	(1,504,352)
Credit Suisse Group AG*	(40,359)	(1,059,036)
Informa PLC	(24,209)	(193,671)
Kuehne + Nagel International AG	(7,907)	(862,082)

		(3,619,141)

United Kingdom — (0.7)%
Admiral Group PLC	(64,001)	(1,295,327)
Aggreko PLC	(50,949)	(1,379,532)
Capita PLC	(109,503)	(1,495,802)
Eurasian Natural Resources Corporation PLC	(166,809)	(623,763)
Invensys PLC	(45,679)	(243,481)
Kazakhmys PLC	(66,622)	(397,224)
Lonmin PLC*	(181,187)	(800,865)
Michael Page International PLC	(61,047)	(391,254)
Rolls-Royce Holdings PLC Class C+	(42,669)	—
Vedanta Resources PLC	(95,047)	(1,451,419)
Weir Group PLC (The)	(70,204)	(2,413,986)

		(10,492,653)

Total Foreign Common Stocks Sold Short (Cost $(80,343,755))		(81,023,371)

Liabilities in Excess of Other Assets — (8.5)%		(123,184,674)

NET ASSETS — 100.0%		$1,454,832,006

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	21.4
Money Market Funds	18.1
Consumer Discretionary	13.9
Materials & Processing	11.4
Producer Durables	10.6
Futures Contracts	10.2
Technology	10.2
Healthcare	8.3
Energy	6.7
Consumer Staples	6.3
Utilities	5.8
Forward Foreign Currency Contracts	1.2
Foreign Preferred Stocks	0.9
Other Energy	0.4
Rights	—	**
Securities Sold Short	(5.6)

	119.8

**	Rounds to less than 0.005%.

126	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks	$1,381,275,429	$1,346,135,179	$32,838,058	$2,302,192
Foreign Preferred Stocks	13,996,730	13,996,730	—	—
Money Market Funds	263,767,440	263,767,440	—	—
Rights	452	—	—	452

Total Assets — Investments in Securities	$1,659,040,051	$1,623,899,349	$32,838,058	$2,302,644

Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short	$(81,023,371)	$(74,549,250)	$(6,474,121)	$—

Total Liabilities — Investments in Securities	$(81,023,371)	$(74,549,250)	$(6,474,121)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,058,785)	$—	$(1,058,785)	$—
Futures Contracts	(467,443)	(467,443)	—	—

Total Liabilities — Other Financial Instruments	$(1,526,228)	$(467,443)	$(1,058,785)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

LEVEL 1 — 2 TRANSFERS

There were no securities transferred from Level 1 to Level 2 during the period ended March 31, 2013.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were being valued based on fair value prices at December 31, 2012 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2013 is $1,168,464,457.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2013.

See Notes to Schedules of Investments.	127

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” management has not presented quantitative disclosures as the securities which are advisor priced or valued by the valuation committee are immaterial. Additionally, there have been no adjustments to prices received from third parties as of March 31, 2013.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

a. Equity Linked Securities

The Defensive Market Strategies Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

b. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended March 31, 2013, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase) and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In November 2011, Freddie Mac also requested an additional $6 billion in aid from the U.S. Treasury. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the GSEs’ bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their MBS). The U.S. Government’s commitment to ensure that the GSEs have sufficient capital to meet their obligations is, however, unaffected by the downgrade.

Serious discussions among policymakers continue, however, as to whether the GSEs should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Agreements

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

e. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPEs involve the purchase of securities directly from a publicly traded company by a Fund. PIPEs are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

f. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

g. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

h. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At March 31, 2013, the value of securities sold short in the Defensive Market Strategies and International Equity Fund amounted to $54,265,721 and $81,023,371, respectively.

i. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

2. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase their returns by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These up front payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended March 31, 2013, all of the Funds maintained the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any up-front payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by up-front payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, up-front payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of March 31, 2013, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $34,437,168 and $42,232,000, respectively, and the sellers (“providing protection”) on a total notional amount of $1,900,000 and $24,650,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$(29,949)	$—	$—	$—	$(29,949)
Maximum potential amount of future payments	1,900,000	—	—	—	1,900,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
Medium-Duration Bond Fund
Fair value of written credit derivatives	$290,994	$1,893	$(92,349)	$—	$200,538
Maximum potential amount of future payments	5,000,000	1,000,000	18,650,000	—	24,650,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$700,000	$—	$—	$—	$—	$700,000
101 - 250	—	—	1,200,000	—	—	1,200,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$700,000	$—	$1,200,000	$—	$—	$1,900,000

Medium-Duration Bond Fund
0 - 100	$900,000	$—	$9,950,000	$—	$8,700,000	$19,550,000
101 - 250	—	—	5,100,000	—	—	5,100,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$900,000	$—	$15,050,000	$—	$8,700,000	$24,650,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 03/31/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$2,965	$2,062	$—	$—	$903

MyDestination 2015
Futures	$33,359	$17,641	$—	$—	$15,718

MyDestination 2025
Futures	$28,465	$9,750	$—	$—	$18,715

MyDestination 2035
Futures	$30,073	$4,898	$—	$—	$25,175

MyDestination 2045
Futures	$21,312	$2,734	$—	$—	$18,578

Conservative Allocation
Futures	$8,744	$969	$—	$—	$7,775

Balanced Allocation
Futures	$209,021	$100,163	$—	$—	$108,858

Growth Allocation
Futures	$145,191	$32,853	$—	$—	$112,338

Aggressive Allocation
Futures	$77,124	$—	$—	$—	$77,124

Conservative Allocation I
Futures	$3,608	$188	$—	$—	$3,420

	Asset Derivative Value
Fund	Total Value at 03/31/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Balanced Allocation I
Futures	$39,853	$20,760	$—	$—	$19,093

Growth Allocation I
Futures	$32,119	$6,812	$—	$—	$25,307

Aggressive Allocation I
Futures	$17,654	$—	$—	$—	$17,654

Low-Duration Bond
Forwards	$2,640,519	$—	$2,640,519	$—	$—
Futures	65,466	65,466	—	—	—
Purchased Options	164,948	164,948	—	—	—
Swaps	1,388,669	602,238	—	786,431	—

Totals	$4,259,602	$832,652	$2,640,519	$786,431	$—

Medium-Duration Bond
Forwards	$1,111,834	$—	$1,111,834	$—	$—
Futures	169,423	169,423	—	—	—
Purchased Options	202,300	202,300	—	—	—
Swaps	2,295,715	1,773,890	—	521,825	—

Totals	$3,779,272	$2,145,613	$1,111,834	$521,825	$—

Inflation Protected Bond
Forwards	$306,892	$—	$306,892	$—	$—
Futures	146,829	146,829	—	—	—

Totals	$453,721	$146,829	$306,892	$—	$—

Global Bond Fund
Forwards	$1,613,105	$—	$1,613,105	$—	$—
Futures	65,423	65,423	—	—	—
Purchased Options	225,781	—	225,781	—	—

Total	$1,904,309	$65,423	$1,838,886	$—	$—

Defensive Market Strategies
Forwards	$21,998	$—	$21,998	$—	$—
Futures	428,320	—	—	—	428,320
Purchased Options	151,613	—	—	—	151,613

Total	$601,931	$—	$21,998	$—	$579,933

Equity Index
Futures	$182,339	$—	$—	$—	$182,339

Real Estate Securities
Futures	$172,290	$—	$—	$—	$172,290

Value Equity
Futures	$502,749	$—	$—	$—	$502,749

Growth Equity Fund
Futures	$1,017,558	$—	$—	$—	$1,017,558

Small Cap Equity
Forwards	$94,534	$—	$94,534	$—	$—
Futures	1,977,987	3,740	—	—	1,974,247
Purchased Options	2,250	2,250	—	—	—

Total	$2,074,771	$5,990	$94,534	$—	$1,974,247

	Asset Derivative Value
Fund	Total Value at 03/31/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$2,299,565	$—	$2,299,565	$—	$—
Futures	(838,021)	—	291,060	—	(1,129,081)

Total	$1,461,544	$—	$2,590,625	$—	$(1,129,081)

	Liability Derivative Value
Fund	Total Value at 03/31/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,903,396	$—	$1,903,396	$—	$—
Futures	381,500	381,500	—	—	—
Written Options	214,321	214,321	—	—	—
Swaps	646,693	458,085	—	188,608	—

Totals	$3,145,910	$1,053,906	$1,903,396	$188,608	$—

Medium-Duration Bond
Forwards	$1,211,723	$—	$1,211,723	$—	$—
Futures	574,500	574,500	—	—	—
Written Options	307,841	268,933	38,908	—	—
Swaps	1,576,682	698,624	—	878,058	—

Totals	$3,670,746	$1,542,057	$1,250,631	$878,058	$—

Inflation Protected Bond
Forwards	$2,280	$—	$2,280	$—	$—
Futures	71,280	71,280	—	—	—

Totals	$73,560	$71,280	$2,280	$—	$—

Global Bond
Forwards	$320,586	$—	$320,586	$—	$—
Futures	72,270	72,270	—	—	—

Totals	$392,856	$72,270	$320,586	$—	$—

Defensive Market Strategies
Forwards	$605	$—	$605	$—	$—
Written Options	10,728	—	—	—	10,728

Totals	$11,333	$—	$605	$—	$10,728

Small Cap Equity
Forwards	$5,156	$—	$5,156	$—	$—
Futures	89,509	89,509	—	—	—
Written Options	6,722	—	6,722	—	—

Totals	$101,387	$89,509	$11,878	$—	$—

International Equity
Forwards	$3,358,350	$—	$3,358,350	$—	$—
Futures	(370,578)	—	—	—	(370,578)

Totals	$2,987,772	$—	$3,358,350	$—	$(370,578)

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2013. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,561,095	$—	$—
MyDestination 2015	—	5,813,099	—	—
MyDestination 2025	—	6,568,121	—	—
MyDestination 2035	—	4,299,144	—	—
MyDestination 2045	—	3,027,617	—	—
Conservative Allocation	—	3,981,190	—	—
Balanced Allocation	—	26,758,646	—	—
Growth Allocation	—	19,349,948	—	—
Aggressive Allocation	—	15,815,453	—	—
Conservative Allocation I	—	1,125,297	—	—
Balanced Allocation I	—	5,890,763	—	—
Growth Allocation I	—	3,974,172	—	—
Aggressive Allocation I	—	2,967,046	—	—
Low-Duration Bond	30,888,641	97,193,647	149,724	43,737,168
Medium-Duration Bond	38,450,672	153,784,607	205,737	138,813,200
Inflation Protected Bond	40,026	27,746,694	—	—
Global Bond	34,909,569	2,736,433	102,628	—
Defensive Market Strategies	720,211	22,166,776	90,346	—
Equity Index	—	10,416,775	—	—
Real Estate Securities	—	6,781,075	—	—
Value Equity	—	30,922,276	—	—
Growth Equity	—	60,435,134	—	—
Small Cap Equity	598,706	97,712,030	17,146	—
International Equity	349,321,632	222,463,710	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$97,249,850	$77,335,294	$616,663	$40,400,000
Medium-Duration Bond	91,401,299	112,560,589	791,274	232,448,800
Inflation Protected Bond	6,053,213	20,438,814	—	—
Global Bond	49,621,708	9,407,871	—	—
Defensive Market Strategies	5,933,880	—	15,683	—
Small Cap Equity	2,755,804	30,281,725	14,976	—
International Equity	341,541,284	58,152,117	—	—
3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At March 31, 2013, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Money Market	$51,153,489	$11,708,580	$40,467,635	$52,176,215
Low-Duration Bond	108,740,368	71,261,877	42,938,322	114,200,199
Medium-Duration Bond	77,042,851	79,058,788	—	79,058,788
Extended-Duration Bond	29,494,604	30,232,541	—	30,232,541
Global Bond	37,885,106	39,198,397	—	39,198,397
Defensive Market Strategies	79,464,854	81,084,831	132,863	81,217,694
Equity Index	25,329,767	25,669,339	85,762	25,755,101
Real Estate Securities	42,402,041	43,474,427	2,413	43,476,840
Value Equity	119,890,136	122,080,620	330,593	122,411,213
Growth Equity	184,928,043	184,702,451	1,687,300	186,389,751
Small Cap Equity	122,584,077	124,622,459	1,334,701	125,957,160
International Equity	173,559,160	170,328,894	11,037,752	181,366,646

4. FINANCIAL FUTURES CONTRACTS

Investments as of March 31, 2013, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
MSCI EAFE Index E-Mini	06/2013	3	$248,880	GSC	$(434)
MSCI Emerging Markets E-Mini	06/2013	1	51,370	GSC	(1,178)
S&P 500® E-Mini	06/2013	4	312,540	GSC	2,515
5-Year U.S. Treasury Note	06/2013	8	992,437	GSC	2,062

			$1,605,227		$2,965

MyDestination 2015 Fund
10-Year U.S. Treasury Note	06/2013	19	$2,507,703	GSC	$17,641
MSCI EAFE Index E-Mini	06/2013	13	1,078,480	GSC	(6,594)
MSCI Emerging Markets E-Mini	06/2013	7	359,590	GSC	(2,005)
S&P 500® E-Mini	06/2013	32	2,500,320	GSC	24,317

			$6,446,093		$33,359

MyDestination 2025 Fund
10-Year U.S. Treasury Note	06/2013	15	$1,979,766	GSC	$9,750
MSCI EAFE Index E-Mini	06/2013	17	1,410,320	GSC	(11,398)
MSCI Emerging Markets E-Mini	06/2013	7	359,590	GSC	3,635
S&P 500® E-Mini	06/2013	43	3,359,805	GSC	26,478

			$7,109,481		$28,465

MyDestination 2035 Fund
10-Year U.S. Treasury Note	06/2013	4	$527,937	GSC	$4,898
MSCI EAFE Index E-Mini	06/2013	14	1,161,440	GSC	(4,423)
MSCI Emerging Markets E-Mini	06/2013	7	359,590	GSC	1,790
S&P 500® E-Mini	06/2013	36	2,812,860	GSC	27,808

			$4,861,827		$30,073

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2045 Fund
10-Year U.S. Treasury Note	06/2013	2	$263,969	GSC	$2,734
MSCI EAFE Index E-Mini	06/2013	10	829,600	GSC	(6,942)
MSCI Emerging Markets E-Mini	06/2013	3	154,110	GSC	2,368
S&P 500® E-Mini	06/2013	23	1,797,105	GSC	23,152

			$3,044,784		$21,312

Conservative Allocation Fund
MSCI EAFE Index E-Mini	06/2013	5	$414,800	GSC	$(885)
MSCI Emerging Markets E-Mini	06/2013	2	102,740	GSC	(2,356)
S&P 500® E-Mini	06/2013	13	1,015,755	GSC	11,016
2-Year U.S. Treasury Note	06/2013	19	4,188,609	GSC	969

			$5,721,904		$8,744

Balanced Allocation Fund
10-Year U.S. Treasury Note	06/2013	16	$2,111,750	GSC	$21,875
Long U.S. Treasury Bond	06/2013	22	3,178,313	GSC	46,413
MSCI EAFE Index E-Mini	06/2013	47	3,899,120	GSC	(32,625)
MSCI Emerging Markets E-Mini	06/2013	26	1,335,620	GSC	(30,627)
S&P 500® E-Mini	06/2013	138	10,782,630	GSC	172,110
5-Year U.S. Treasury Note	06/2013	60	7,443,281	GSC	31,875

			$28,750,714		$209,021

Growth Allocation Fund
10-Year U.S. Treasury Note	06/2013	7	$923,891	GSC	$9,570
Long U.S. Treasury Bond	06/2013	6	866,812	GSC	12,658
MSCI EAFE Index E-Mini	06/2013	49	4,065,040	GSC	(23,949)
MSCI Emerging Markets E-Mini	06/2013	23	1,181,510	GSC	(27,093)
S&P 500® E-Mini	06/2013	131	10,235,685	GSC	163,380
5-Year U.S. Treasury Note	06/2013	20	2,481,094	GSC	10,625

			$19,754,032		$145,191

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	06/2013	53	$4,396,880	GSC	$(25,905)
MSCI Emerging Markets E-Mini	06/2013	29	1,489,730	GSC	(34,160)
S&P 500® E-Mini	06/2013	110	8,594,850	GSC	137,189

			$14,481,460		$77,124

Conservative Allocation Fund I
MSCI EAFE Index E-Mini	06/2013	1	$82,960	GSC	$(694)
S&P 500® E-Mini	06/2013	4	312,540	GSC	4,114
2-Year U.S. Treasury Note	06/2013	4	881,812	GSC	188

			$1,277,312		$3,608

Balanced Allocation Fund I
10-Year U.S. Treasury Note	06/2013	4	$527,937	GSC	$6,477
Long U.S. Treasury Bond	06/2013	4	577,875	GSC	8,439
MSCI EAFE Index E-Mini	06/2013	10	829,600	GSC	(6,942)
MSCI Emerging Markets E-Mini	06/2013	5	256,850	GSC	(5,890)
S&P 500® E-Mini	06/2013	27	2,109,645	GSC	31,925
5-Year U.S. Treasury Note	06/2013	11	1,364,602	GSC	5,844

			$5,666,509		$39,853

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Growth Allocation Fund I
10-Year U.S. Treasury Note	06/2013	2	$263,969	GSC	$2,734
Long U.S. Treasury Bond	06/2013	2	288,937	GSC	1,953
MSCI EAFE Index E-Mini	06/2013	11	912,560	GSC	(5,447)
MSCI Emerging Markets E-Mini	06/2013	4	205,480	GSC	(4,712)
S&P 500® E-Mini	06/2013	30	2,344,050	GSC	35,466
5-Year U.S. Treasury Note	06/2013	4	496,219	GSC	2,125

			$4,511,215		$32,119

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	06/2013	11	$912,560	GSC	$(7,635)
MSCI Emerging Markets E-Mini	06/2013	5	256,850	GSC	(5,890)
S&P 500® E-Mini	06/2013	25	1,953,375	GSC	31,179

			$3,122,785		$17,654

Low-Duration Bond Fund
Euro-OAT	06/2013	(9)	$(1,569,220)	GSC	$(23,660)
5-Year Interest Rate Swap	06/2013	(34)	(3,392,031)	CITI	(9,620)
90-Day Euro	06/2013	2	498,350	CITI	11,182
90-Day Euro	06/2013	2	498,350	CITI	1,144
10-Year U.S. Treasury Note	06/2013	(18)	(2,375,719)	CS	(30,815)
10-Year U.S. Treasury Note	06/2013	(59)	(7,787,078)	CITI	(69,791)
10-Year Japanese Bond	06/2013	(5)	(7,747,384)	GSC	(52,081)
2-Year U.S. Treasury Note	06/2013	270	59,522,344	UBS	42,386
2-Year U.S. Treasury Note	06/2013	63	13,888,547	CITI	5,280
2-Year U.S. Treasury Note	06/2013	57	12,565,828	GSC	(75)
2-Year U.S. Treasury Note	06/2013	5	1,102,266	CS	353
5-Year U.S. Treasury Note	06/2013	(90)	(11,164,922)	GSC	(14,532)
5-Year U.S. Treasury Note	06/2013	(112)	(13,894,125)	JPM	(52,792)
5-Year U.S. Treasury Note	06/2013	(136)	(16,871,438)	UBS	(39,991)
5-Year U.S. Treasury Note	06/2013	(138)	(17,119,547)	CS	(493)
5-Year U.S. Treasury Note	06/2013	(151)	(18,732,258)	CITI	(82,907)
90-Day Euro	09/2013	2	498,150	CITI	1,120
90-Day Euro	12/2013	2	498,000	CITI	1,194
90-Day Euro	06/2014	(1)	(248,875)	CITI	(2,203)
90-Day Euro	09/2014	(1)	(248,775)	CITI	(2,615)
90-Day Euro	12/2014	1	248,638	CITI	1,322
90-Day Euro	03/2015	1	248,475	CITI	1,560

			$(11,582,424)		$(316,034)

Medium-Duration Bond Fund
Euro-Bund	06/2013	(25)	$(4,662,424)	GSC	$(78,567)
Euro-OAT	06/2013	(11)	(1,917,936)	DEUT	(28,918)
3-Month Euribor	06/2013	68	45,762	MLCS	20,542
3-Month Euribor	06/2013	(68)	(13,075)	MLCS	(5,688)
10-Year U.S. Treasury Note	06/2013	(137)	(18,081,859)	GSC	(90,258)
10-Year U.S. Treasury Note	06/2013	(284)	(37,483,562)	CITI	(180,072)
Long U.S. Treasury Bond	06/2013	(42)	(6,067,687)	GSC	(58,441)
Long U.S. Treasury Bond	06/2013	(77)	(11,124,094)	CITI	(38,418)
Ultra Long U.S. Treasury Bond	06/2013	92	14,498,625	CITI	4,846
Ultra Long U.S. Treasury Bond	06/2013	5	787,969	GSC	(2,946)
2-Year U.S. Treasury Note	06/2013	157	34,611,141	CITI	6,085
2-Year U.S. Treasury Note	06/2013	(8)	(1,763,625)	GSC	(260)
5-Year U.S. Treasury Note	06/2013	589	73,068,211	CITI	135,957
5-Year U.S. Treasury Note	06/2013	(61)	(7,567,336)	BAR	(35,745)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
5-Year U.S. Treasury Note	06/2013	(104)	$(12,901,688)	GSC	$(45,502)
3-Month EURIBOR	09/2013	28	6,281	MLCS	1,287
3-Month EURIBOR	09/2013	(28)	(2,243)	MLCS	(508)
90-Day Euro	09/2014	84	20,897,100	GSC	3,652
90-Day Euro	09/2015	(84)	(20,834,100)	GSC	(12,123)

			$21,495,460		$(405,077)

Inflation Protected Bond Fund
10-Year U.S. Treasury Note	06/2013	101	$13,330,422	UBS	$128,400
Long U.S. Treasury Bond	06/2013	(21)	(3,033,844)	UBS	(17,114)
Ultra Long U.S. Treasury Bond	06/2013	(42)	(6,618,938)	UBS	(51,253)
2-Year U.S. Treasury Note	06/2013	(50)	(11,022,656)	UBS	(2,913)
5-Year U.S. Treasury Note	06/2013	51	6,326,789	UBS	18,429

			$(1,018,227)		$75,549

Global Bond Fund
Euro-BOBL	06/2013	(40)	$(6,497,462)	UBS	$(43,668)
10-Year U.S. Treasury Note	06/2013	(14)	(1,847,781)	GSC	(9,834)
Long U.S. Treasury Bond	06/2013	(10)	(1,444,688)	GSC	(13,939)
Ultra Long U.S. Treasury Bond	06/2013	(10)	(1,575,938)	GSC	(4,829)
5-Year U.S. Treasury Note	06/2013	3	372,164	GSC	1,865
Long Gilt	06/2013	15	2,707,217	GSC	63,558

			$(8,286,488)		$(6,847)

Defensive Market Strategies Fund
S&P 500® E-Mini	06/2013	371	$28,988,085	GSC	$428,320

Equity Index Fund
S&P 500®	06/2013	6	$2,344,050	GSC	$42,712
S&P 500® E-Mini	06/2013	115	8,985,525	GSC	139,627

			$11,329,575		$182,339

Real Estate Securities Fund
S&P 500® MidCap 400 E-Mini	06/2013	79	$9,092,900	GSC	$172,290

Value Equity Fund
S&P 500® E-Mini	06/2013	437	$34,144,995	GSC	$502,749

Growth Equity Fund
S&P 500® E-Mini	06/2013	932	$72,821,820	GSC	$1,017,558

Small Cap Equity Fund
Euro-Bund	06/2013	(4)	$(745,988)	GSC	$(12,571)
3-Month Euribor	06/2013	12	8,076	MLCS	3,628
3-Month Euribor	06/2013	(12)	(2,307)	MLCS	(1,003)
90-Day Euro	06/2013	(12)	(2,990,100)	GSC	461
10-Year U.S. Treasury Note	06/2013	(92)	(12,142,562)	GSC	(57,393)
Long U.S. Treasury Bond	06/2013	(21)	(3,033,844)	GSC	(19,693)
Russell 2000® IMM-Mini	06/2013	1,868	177,254,520	GSC	1,974,247
2-Year U.S. Treasury Note	06/2013	(45)	(9,920,391)	GSC	(146)
5-Year U.S. Treasury Note	06/2013	9	1,116,492	GSC	112
90-Day Euro	03/2014	(12)	(2,987,400)	GSC	836

			$146,556,496		$1,888,478

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
International Equity Fund
Bovespa Index	04/2013	1	$27,811	GSC	$(207)
AEX Index	04/2013	34	3,028,150	BAR	(40,174)
CAC40 Index	04/2013	410	19,613,906	BAR	(375,195)
IBEX 35	04/2013	79	7,933,114	BAR	(609,826)
OMX 30 Index	04/2013	(608)	(11,102,807)	BAR	(48,137)
S&P CNX Nifty	04/2013	(413)	(4,726,372)	BAR	(21,479)
Hang Seng Index	04/2013	55	3,856,175	BAR	(30,983)
Hang Seng Index	04/2013	22	3,162,311	BAR	15,365
MSCI Singapore Index	04/2013	10	601,121	BAR	3,862
MSCI Taiwan Index	04/2013	70	1,969,100	BAR	7,813
FTSE Bursa Malaysia KLCI	04/2013	(1)	(26,966)	BAR	(738)
ISE 30 Index	04/2013	145	839,081	JPM	64,565
KOSPI 200 Index	06/2013	(5)	(592,980)	BAR	(2,739)
TOPIX Index®	06/2013	204	22,548,680	BAR	1,049,000
RTS Index	06/2013	209	588,377	GSC	(22,083)
Canadian Dollar	06/2013	297	29,168,370	GSC	291,060
ASX SPI 200 Index	06/2013	(155)	(20,039,067)	BAR	177,329
FTSE/JSE Top 40 Index	06/2013	70	2,703,533	BAR	(49,675)
S&P/TSE 60 Index	06/2013	256	36,737,392	GSC	(196,469)
S&P/TSE 60 Index	06/2013	(110)	(15,785,598)	BAR	127,624
DAX Index	06/2013	20	4,999,551	BAR	(116,631)
FTSE 100 Index®	06/2013	174	16,791,124	BAR	(185,278)
FTSE MIB Index	06/2013	(34)	(3,276,791)	BAR	166,251
Mexican Bolsa IPC Index	06/2013	(19)	(679,351)	JPM	(7,293)
MSCI EAFE Index E-Mini	06/2013	496	41,148,160	GSC	(248,964)
MSCI Emerging Markets E-Mini	06/2013	289	14,845,930	GSC	(323,944)
WIG20 Index	06/2013	185	(70,257)	GSC	(70,257)
Swiss Market Index Future	06/2013	(80)	(6,482,250)	JPM	(19,833)
SET50 Index	06/2013	(1)	(34,509)	BAR	(407)

			$147,744,938		$(467,443)

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2013, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/02/13	Brazilian Reals	289,246	U.S. Dollars	145,000	JPM	$(1,943)
04/02/13	Brazilian Reals	273,671	U.S. Dollars	137,000	HSBC	(1,646)
04/02/13	Brazilian Reals	218,890	U.S. Dollars	107,000	GSC	1,260
04/02/13	Brazilian Reals	218,858	U.S. Dollars	107,000	UBS	1,244
04/02/13	Brazilian Reals	60,255	U.S. Dollars	30,000	HSBC	(199)
04/02/13	Brazilian Reals	25,970	U.S. Dollars	13,000	JPM	(156)
04/02/13	Brazilian Reals	21,976	U.S. Dollars	11,000	UBS	(131)
04/02/13	Brazilian Reals	21,976	U.S. Dollars	11,000	BAR	(131)
04/02/13	Brazilian Reals	11,972	U.S. Dollars	6,000	UBS	(79)
04/02/13	Euro	1,917,000	U.S. Dollars	2,466,339	BNP	(8,946)
04/02/13	Euro	471,000	U.S. Dollars	615,765	CS	(11,993)
04/02/13	Euro	156,000	U.S. Dollars	205,615	RBC	(5,640)
04/02/13	U.S. Dollars	10,110,081	Euro	7,608,000	GSC	357,423
04/02/13	U.S. Dollars	378,611	Brazilian Reals	744,348	CS	10,466
04/02/13	U.S. Dollars	192,709	Brazilian Reals	398,465	UBS	(4,366)
04/03/13	Mexican Pesos	1,168,232	U.S. Dollars	89,386	JPM	5,142
04/03/13	U.S. Dollars	91,461	Mexican Pesos	1,168,232	UBS	(3,068)
04/04/13	U.S. Dollars	3,698,640	Australian Dollars	3,600,000	WEST	(47,543)
04/04/13	U.S. Dollars	91,601	Australian Dollars	89,000	CITI	(1,013)
04/08/13	U.S. Dollars	3,813,467	Euro	2,909,000	CITI	84,290
04/08/13	U.S. Dollars	2,266,367	British Pounds	1,509,000	HKSB	(26,353)
04/12/13	U.S. Dollars	600,000	Japanese Yen	54,841,920	DEUT	17,412
04/15/13	Australian Dollars	1,200,000	New Zealand Dollars	1,492,956	WEST	44
04/15/13	Euro	1,000,000	British Pounds	867,108	DEUT	(35,399)
04/15/13	Japanese Yen	56,480,400	U.S. Dollars	600,000	GSC	64
04/15/13	Japanese Yen	56,129,940	U.S. Dollars	600,000	DEUT	(3,660)
04/15/13	Mexican Pesos	16,332,420	U.S. Dollars	1,300,000	UBS	20,044
04/15/13	New Zealand Dollars	1,497,187	Australian Dollars	1,200,000	BNP	3,492
04/15/13	New Zealand Dollars	1,483,716	Australian Dollars	1,200,000	BNP	(7,766)
04/15/13	Norwegian Krone	3,500,000	Swedish Kronor	3,914,330	DEUT	(1,624)
04/15/13	U.S. Dollars	1,300,000	Japanese Yen	124,889,700	GSC	(26,708)
04/15/13	U.S. Dollars	700,000	Mexican Pesos	8,669,500	DEUT	(700)
04/15/13	U.S. Dollars	654,293	Euro	500,000	BAR	13,292
04/15/13	U.S. Dollars	654,153	Euro	500,000	DEUT	13,152
04/16/13	Brazilian Reals	396,000	U.S. Dollars	197,556	HKSB	(2,008)
04/16/13	U.S. Dollars	641,442	Brazilian Reals	1,324,000	HKSB	(12,357)
04/17/13	U.S. Dollars	7,784,613	British Pounds	4,822,000	DEUT	458,609
04/17/13	U.S. Dollars	3,889,724	Australian Dollars	3,728,000	RBS	14,086
04/17/13	U.S. Dollars	3,444,912	Australian Dollars	3,365,674	DEUT	(54,052)
04/17/13	U.S. Dollars	1,821,932	British Pounds	1,140,525	CITIC	89,147
04/17/13	U.S. Dollars	1,413,510	British Pounds	903,000	BOA	41,594
04/17/13	U.S. Dollars	677,590	British Pounds	433,000	BNP	19,739
04/17/13	U.S. Dollars	351,017	British Pounds	230,000	BNP	1,581
04/17/13	U.S. Dollars	118,501	Euro	90,000	BNP	3,120
04/23/13	Euro	933,000	U.S. Dollars	1,266,066	DEUT	(69,897)
04/23/13	U.S. Dollars	5,234,060	Euro	3,928,000	CITIC	198,098

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/30/13	U.S. Dollars	1,802,357	Mexican Pesos	23,090,000	RBS	$(61,164)
05/02/13	U.S. Dollars	6,496,803	Euro	5,064,000	NT	4,004
05/15/13	Norwegian Krone	3,585,000	U.S. Dollars	648,672	HSBC	(36,051)
06/03/13	U.S. Dollars	2,434,977	British Pounds	1,622,000	JPM	(28,694)
06/03/13	U.S. Dollars	2,412,692	British Pounds	1,592,000	JPM	(5,412)
06/04/13	Brazilian Reals	744,348	U.S. Dollars	375,687	CS	(10,245)
06/12/13	British Pounds	139,000	U.S. Dollars	210,780	CS	339
06/12/13	U.S. Dollars	4,675,042	British Pounds	3,092,000	RBC	(21,222)
06/14/13	Euro	14,200,000	U.S. Dollars	18,614,214	UBS	(401,649)
06/14/13	Euro	5,900,000	U.S. Dollars	7,734,198	JPM	(167,006)
06/14/13	U.S. Dollars	19,063,714	Euro	14,200,000	UBS	851,150
06/14/13	U.S. Dollars	8,014,755	Euro	6,200,000	JPM	62,791
06/27/13	Mexican Pesos	1,168,232	U.S. Dollars	90,761	UBS	3,019
09/13/13	Euro	7,300,000	U.S. Dollars	9,576,870	HSBC	(206,461)
09/13/13	U.S. Dollars	16,292,335	Euro	12,453,913	BAR	306,271
09/13/13	U.S. Dollars	9,163,326	Euro	7,300,000	HKSB	(207,084)
10/11/13	Euro	5,400,000	U.S. Dollars	7,028,100	JPM	(94,568)
10/11/13	U.S. Dollars	6,394,724	Euro	5,184,000	JPM	(261,467)
10/11/13	U.S. Dollars	261,992	Euro	216,000	JPM	(15,349)

						$737,123

Medium-Duration Bond Fund
04/02/13	Brazilian Reals	1,113,098	U.S. Dollars	558,000	JPM	$(7,477)
04/02/13	Brazilian Reals	1,050,738	U.S. Dollars	526,000	HSBC	(6,320)
04/02/13	Brazilian Reals	220,935	U.S. Dollars	110,000	HSBC	(729)
04/02/13	Brazilian Reals	45,947	U.S. Dollars	23,000	JPM	(275)
04/02/13	Brazilian Reals	39,956	U.S. Dollars	20,000	BAR	(238)
04/02/13	Brazilian Reals	35,960	U.S. Dollars	18,000	UBS	(214)
04/02/13	Brazilian Reals	21,948	U.S. Dollars	11,000	UBS	(145)
04/02/13	Euro	140,000	U.S. Dollars	184,527	RBS	(5,061)
04/02/13	Euro	123,000	U.S. Dollars	159,440	CITI	(1,767)
04/02/13	U.S. Dollars	7,266,289	Euro	5,468,000	GSC	256,886
04/02/13	U.S. Dollars	907,665	Brazilian Reals	1,876,778	UBS	(20,564)
04/02/13	U.S. Dollars	331,539	Brazilian Reals	651,805	CS	9,165
04/03/13	Mexican Pesos	320,170	U.S. Dollars	24,498	JPM	1,409
04/03/13	U.S. Dollars	25,797	Mexican Pesos	320,170	CS	(109)
04/15/13	U.S. Dollars	1,103,921	Euro	848,475	CITI	16,175
04/17/13	U.S. Dollars	241,600	Japanese Yen	21,505,000	BAR	13,122
04/17/13	U.S. Dollars	241,220	Japanese Yen	21,505,000	UBS	12,742
05/02/13	Australian Dollars	168,000	U.S. Dollars	173,636	RBS	819
05/02/13	U.S. Dollars	1,492,926	Australian Dollars	1,458,000	DEUT	(21,096)
05/02/13	U.S. Dollars	262,316	Australian Dollars	253,000	BAR	(405)
05/08/13	Philippine Peso	61,200,000	U.S. Dollars	1,509,211	CITIC	(8,542)
05/10/13	U.S. Dollars	1,121,897	British Pounds	739,129	RBS	(911)
05/15/13	Brazilian Reals	2,960,000	U.S. Dollars	1,485,347	JPM	(28,468)
05/15/13	Norwegian Krone	1,133,000	U.S. Dollars	205,006	HSBC	(11,394)
05/16/13	Euro	1,505,000	U.S. Dollars	1,980,889	CITIC	(51,054)
05/16/13	U.S. Dollars	8,512,835	Euro	6,286,701	CITIC	451,512
05/16/13	U.S. Dollars	3,945,526	Japanese Yen	369,388,000	CITIC	20,165
05/16/13	U.S. Dollars	3,285,468	British Pounds	2,102,000	CITIC	92,427
05/16/13	U.S. Dollars	1,117,412	Euro	824,514	UBS	60,153
05/30/13	U.S. Dollars	330,494	Mexican Pesos	4,105,294	RBS	157

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/04/13	Brazilian Reals	651,805	U.S. Dollars	328,978	CS	$(8,972)
06/12/13	U.S. Dollars	1,749,361	British Pounds	1,157,000	RBS	(7,941)
06/12/13	U.S. Dollars	224,996	British Pounds	151,000	JPM	(4,350)
06/14/13	U.S. Dollars	7,239,135	Euro	5,600,000	JPM	56,715
06/14/13	U.S. Dollars	1,476,767	Euro	1,100,000	UBS	65,934
06/19/13	Australian Dollars	140,000	U.S. Dollars	143,895	CITI	951
06/19/13	Australian Dollars	140,000	U.S. Dollars	144,213	WEST	633
06/19/13	Australian Dollars	140,000	Switzerland Francs	137,428	UBS	(81)
06/19/13	British Pounds	191,000	U.S. Dollars	290,325	RBS	(235)
06/19/13	British Pounds	96,000	U.S. Dollars	144,734	RBS	1,070
06/19/13	British Pounds	48,000	U.S. Dollars	72,130	CITI	772
06/19/13	British Pounds	48,000	U.S. Dollars	72,588	MLCS	314
06/19/13	Canadian Dollars	296,635	U.S. Dollars	291,000	RBS	454
06/19/13	Canadian Dollars	148,449	U.S. Dollars	145,000	RBS	856
06/19/13	Canadian Dollars	148,310	U.S. Dollars	145,000	RBS	720
06/19/13	Canadian Dollars	148,309	U.S. Dollars	145,000	RBC	718
06/19/13	Euro	414,959	U.S. Dollars	542,679	SS	(10,442)
06/19/13	Euro	279,204	Norwegian Krone	2,108,144	SS	(1,641)
06/19/13	Euro	259,827	British Pounds	224,560	CITI	(7,799)
06/19/13	Euro	225,000	Switzerland Francs	274,928	UBS	(1,337)
06/19/13	Euro	114,000	Swedish Kronor	948,605	MSCS	909
06/19/13	Euro	114,000	U.S. Dollars	145,774	MLCS	445
06/19/13	Euro	113,000	U.S. Dollars	142,594	MLCS	2,343
06/19/13	Euro	112,000	U.S. Dollars	146,384	DEUT	(2,730)
06/19/13	Euro	111,000	U.S. Dollars	144,844	CS	(2,473)
06/19/13	Euro	111,000	U.S. Dollars	144,801	CITI	(2,430)
06/19/13	Euro	111,000	U.S. Dollars	145,149	JPM	(2,778)
06/19/13	Euro	84,000	U.S. Dollars	108,356	BAR	(615)
06/19/13	Euro	57,000	U.S. Dollars	72,987	NT	123
06/19/13	Euro	28,000	U.S. Dollars	36,053	RBS	(140)
06/19/13	Japanese Yen	47,975,540	U.S. Dollars	509,000	MSCS	947
06/19/13	Japanese Yen	20,603,866	U.S. Dollars	218,000	CITI	1,005
06/19/13	Japanese Yen	13,765,285	U.S. Dollars	145,000	MSCS	1,316
06/19/13	Japanese Yen	13,667,437	Euro	114,000	JPM	(944)
06/19/13	Japanese Yen	6,924,816	U.S. Dollars	73,000	BAR	606
06/19/13	New Zealand Dollars	174,000	U.S. Dollars	144,615	WEST	160
06/19/13	New Zealand Dollars	173,753	Australian Dollars	139,000	WEST	758
06/19/13	New Zealand Dollars	173,001	Australian Dollars	139,000	WEST	132
06/19/13	New Zealand Dollars	89,000	U.S. Dollars	72,397	DEUT	1,654
06/19/13	New Zealand Dollars	87,000	U.S. Dollars	71,956	DEUT	432
06/19/13	New Zealand Dollars	87,000	U.S. Dollars	71,989	WEST	399
06/19/13	Norwegian Krone	1,701,324	Euro	227,000	SS	(825)
06/19/13	Norwegian Krone	1,276,571	Euro	169,000	HKSB	1,083
06/19/13	Norwegian Krone	425,561	Euro	56,000	CITI	795
06/19/13	Norwegian Krone	128,583	Euro	17,000	HSBC	138
06/19/13	Swedish Kronor	946,110	Euro	112,000	JPM	1,274
06/19/13	Swedish Kronor	468,604	Euro	56,000	RBS	(44)
06/19/13	Switzerland Francs	228,371	U.S. Dollars	241,000	RBS	(168)
06/19/13	Switzerland Francs	204,928	U.S. Dollars	217,500	UBS	(1,390)
06/19/13	Switzerland Francs	137,172	U.S. Dollars	145,000	CS	(344)
06/19/13	Switzerland Francs	137,050	Euro	112,000	CS	874
06/19/13	Switzerland Francs	136,647	Euro	112,000	CS	448

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/13	U.S. Dollars	1,406,163	Switzerland Francs	1,329,246	DEUT	$4,391
06/19/13	U.S. Dollars	442,426	Japanese Yen	42,469,372	RBS	(8,994)
06/19/13	U.S. Dollars	376,124	New Zealand Dollars	458,688	JPM	(5,522)
06/19/13	U.S. Dollars	218,027	Euro	169,000	SS	1,263
06/19/13	U.S. Dollars	196,602	Swedish Kronor	1,253,357	UBS	4,608
06/19/13	U.S. Dollars	183,165	Australian Dollars	178,349	WEST	(1,358)
06/19/13	U.S. Dollars	145,851	Euro	113,000	CITI	915
06/19/13	U.S. Dollars	145,667	Euro	112,000	SS	2,012
06/19/13	U.S. Dollars	145,345	Euro	113,000	BNP	408
06/19/13	U.S. Dollars	145,000	Switzerland Francs	137,804	UBS	(322)
06/19/13	U.S. Dollars	145,000	Canadian Dollars	147,743	NT	(163)
06/19/13	U.S. Dollars	145,000	Japanese Yen	13,805,667	SS	(1,745)
06/19/13	U.S. Dollars	144,998	Euro	113,000	JPM	61
06/19/13	U.S. Dollars	144,863	Euro	112,000	RBS	1,209
06/19/13	U.S. Dollars	144,800	Euro	113,000	CITI	(136)
06/19/13	U.S. Dollars	144,736	Euro	112,000	DEUT	1,082
06/19/13	U.S. Dollars	144,267	Canadian Dollars	148,394	CS	(1,535)
06/19/13	U.S. Dollars	144,011	Australian Dollars	140,000	WEST	(835)
06/19/13	U.S. Dollars	84,238	Russian Rubles	2,624,998	JPM	126
06/19/13	U.S. Dollars	73,165	British Pounds	49,000	JPM	(1,256)
06/19/13	U.S. Dollars	73,132	British Pounds	49,000	JPM	(1,289)
06/19/13	U.S. Dollars	73,000	Canadian Dollars	75,619	RBS	(1,298)
06/19/13	U.S. Dollars	73,000	Japanese Yen	6,915,071	UBS	(502)
06/19/13	U.S. Dollars	72,733	Euro	56,000	SS	906
06/19/13	U.S. Dollars	72,673	Euro	56,000	UBS	846
06/19/13	U.S. Dollars	72,634	British Pounds	48,000	UBS	(268)
06/19/13	U.S. Dollars	72,520	Euro	56,000	HKSB	693
06/19/13	U.S. Dollars	72,431	Euro	56,000	SS	604
06/19/13	U.S. Dollars	72,185	British Pounds	48,000	MLCS	(717)
06/19/13	U.S. Dollars	72,000	Japanese Yen	6,936,480	BAR	(1,730)
06/19/13	U.S. Dollars	71,682	Australian Dollars	70,000	WEST	(741)
06/20/13	U.S. Dollars	1,441,329	Canadian Dollars	1,484,000	RBC	(16,717)
06/27/13	U.S. Dollars	3,861,651	Mexican Pesos	50,902,347	JPM	(224,563)
08/05/13	Chinese Yuan Renminbi	3,364,650	U.S. Dollars	532,803	UBS	4,815
08/05/13	U.S. Dollars	620,380	Chinese Yuan Renminbi	3,893,508	BAR	(1,741)
08/15/13	Chinese Yuan Renminbi	1,000,000	U.S. Dollars	159,642	DEUT	60
09/13/13	U.S. Dollars	11,171,726	Euro	8,900,000	HKSB	(252,471)
09/13/13	U.S. Dollars	123,225	Euro	100,000	JPM	(5,137)
10/11/13	Euro	6,588,000	U.S. Dollars	8,574,282	JPM	(115,373)
10/11/13	U.S. Dollars	7,860,182	Euro	6,372,000	JPM	(321,388)
10/11/13	U.S. Dollars	261,992	Euro	216,000	JPM	(15,349)

						$(99,889)

Inflation Protected Bond Fund
04/23/13	Euro	30,000	U.S. Dollars	40,742	DEUT	$(2,280)
04/23/13	U.S. Dollars	4,496,758	Euro	3,333,030	DEUT	223,587
04/23/13	U.S. Dollars	944,698	Euro	700,000	DEUT	47,250
04/23/13	U.S. Dollars	716,124	Euro	530,448	BNP	36,055

						$304,612

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Global Bond Fund
05/08/13	Indian Rupees	51,960,000	U.S. Dollars	958,318	JPM	$(10,587)
05/08/13	Philippine Peso	94,112,000	U.S. Dollars	2,316,888	HSBC	(9,194)
05/08/13	South Korean Won	590,596,400	U.S. Dollars	536,955	DEUT	(7,365)
05/16/13	Australian Dollars	1,324,802	U.S. Dollars	1,362,501	JPM	11,694
05/16/13	Australian Dollars	745,608	U.S. Dollars	763,594	DEUT	9,813
05/16/13	Australian Dollars	631,336	U.S. Dollars	649,263	CITIC	5,611
05/16/13	Australian Dollars	630,000	U.S. Dollars	649,417	CS	4,072
05/16/13	Australian Dollars	587,221	U.S. Dollars	601,087	MSCS	8,027
05/16/13	Canadian Dollars	1,570,000	U.S. Dollars	1,570,573	CS	(26,793)
05/16/13	Canadian Dollars	1,140,000	U.S. Dollars	1,140,839	BAR	(19,877)
05/16/13	Canadian Dollars	691,338	U.S. Dollars	691,459	JPM	(11,666)
05/16/13	Canadian Dollars	191,315	U.S. Dollars	191,629	DEUT	(3,509)
05/16/13	Euro	9,220,000	U.S. Dollars	11,915,994	HKSB	(93,355)
05/16/13	Japanese Yen	495,199,132	U.S. Dollars	5,287,200	GSC	(24,887)
05/16/13	Japanese Yen	343,703,940	U.S. Dollars	3,666,250	JPM	(13,824)
05/16/13	Japanese Yen	306,170,000	U.S. Dollars	3,265,897	HSBC	(12,332)
05/16/13	Japanese Yen	160,311,470	U.S. Dollars	1,712,327	CITIC	(8,751)
05/16/13	Japanese Yen	32,603,900	U.S. Dollars	350,000	JPM	(3,529)
05/16/13	Singapore Dollars	2,836,464	U.S. Dollars	2,290,513	HSBC	(3,408)
05/16/13	Swedish Kronor	5,133,306	U.S. Dollars	806,367	BAR	(19,471)
05/16/13	Turkish Lira	2,130,000	U.S. Dollars	1,172,165	DEUT	(2,261)
05/16/13	U.S. Dollars	8,137,703	Euro	6,017,520	HSBC	421,547
05/16/13	U.S. Dollars	5,664,895	Euro	4,180,000	UBS	304,957
05/16/13	U.S. Dollars	5,282,124	Japanese Yen	495,199,132	GSC	19,811
05/16/13	U.S. Dollars	4,093,119	Euro	3,018,387	JPM	222,697
05/16/13	U.S. Dollars	4,041,975	Japanese Yen	376,307,840	JPM	43,079
05/16/13	U.S. Dollars	3,288,784	Japanese Yen	306,170,000	UBS	35,219
05/16/13	U.S. Dollars	2,637,462	Euro	1,947,319	GSC	140,451
05/16/13	U.S. Dollars	2,619,543	Euro	1,934,524	CITIC	138,938
05/16/13	U.S. Dollars	2,446,808	Euro	1,808,255	MSCS	128,115
05/16/13	U.S. Dollars	2,189,280	Singapore Dollars	2,710,000	HSBC	4,146
05/16/13	U.S. Dollars	1,756,852	Canadian Dollars	1,800,000	CS	(13,088)
05/16/13	U.S. Dollars	1,709,971	Japanese Yen	160,311,470	CITIC	6,395
05/16/13	U.S. Dollars	1,366,712	Australian Dollars	1,324,802	JPM	(7,483)
05/16/13	U.S. Dollars	1,176,112	Turkish Lira	2,140,289	DEUT	557
05/16/13	U.S. Dollars	1,166,582	British Pounds	741,041	JPM	40,905
05/16/13	U.S. Dollars	1,023,230	British Pounds	650,000	CS	35,848
05/16/13	U.S. Dollars	983,486	British Pounds	650,000	BAR	(3,896)
05/16/13	U.S. Dollars	766,791	Australian Dollars	745,608	DEUT	(6,616)
05/16/13	U.S. Dollars	647,913	Australian Dollars	630,000	CS	(5,575)
05/16/13	U.S. Dollars	646,962	Australian Dollars	631,336	CITIC	(7,913)
05/16/13	U.S. Dollars	603,908	Australian Dollars	587,221	MSCS	(5,206)
05/16/13	U.S. Dollars	359,415	British Pounds	229,710	BAR	10,475
05/16/13	U.S. Dollars	313,100	British Pounds	200,000	GSC	9,290
05/16/13	U.S. Dollars	267,914	Euro	200,000	JPM	11,458

						$1,292,519

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Defensive Market Strategies Fund
04/30/13	U.S. Dollars	4,137,735	Euro	3,211,779	UBS	$19,820
04/30/13	U.S. Dollars	602,066	Japanese Yen	56,462,950	CS	2,127
04/30/13	U.S. Dollars	540,283	British Pounds	356,040	CS	(605)
04/30/13	U.S. Dollars	266,540	Switzerland Francs	252,872	CS	51

						$21,393

Small Cap Equity Fund
04/25/13	U.S. Dollars	43,957	Euro	33,000	CS	$1,648
05/16/13	Euro	152,000	U.S. Dollars	200,063	CITI	(5,156)
05/16/13	U.S. Dollars	976,578	Euro	721,200	CITI	51,797
05/16/13	U.S. Dollars	597,552	Japanese Yen	55,944,000	CITI	3,054
05/16/13	U.S. Dollars	486,236	Euro	359,341	MSCS	25,459
05/16/13	U.S. Dollars	447,024	British Pounds	286,000	CITI	12,576

						$89,378

International Equity Fund
04/30/13	U.S. Dollars	9,249,624	Australian Dollars	8,905,000	NT	$1,006
06/19/13	Australian Dollars	22,226,000	U.S. Dollars	22,590,798	RBS	404,480
06/19/13	Australian Dollars	12,668,000	U.S. Dollars	13,053,548	RBS	52,915
06/19/13	Australian Dollars	5,352,000	U.S. Dollars	5,477,230	RBS	60,012
06/19/13	Australian Dollars	1,979,000	U.S. Dollars	2,060,261	RBS	(12,764)
06/19/13	British Pounds	4,559,000	U.S. Dollars	6,875,627	RBS	48,548
06/19/13	British Pounds	2,408,000	U.S. Dollars	3,632,337	RBS	24,915
06/19/13	British Pounds	1,020,000	U.S. Dollars	1,543,593	RBS	5,575
06/19/13	British Pounds	555,000	U.S. Dollars	842,763	RBS	167
06/19/13	Canadian Dollars	5,629,000	U.S. Dollars	5,444,648	RBS	86,031
06/19/13	Canadian Dollars	4,853,000	U.S. Dollars	4,730,058	RBS	38,175
06/19/13	Canadian Dollars	1,244,000	U.S. Dollars	1,209,697	RBS	12,574
06/19/13	Chilean Peso	422,265,000	U.S. Dollars	877,439	RBS	7,566
06/19/13	Chilean Peso	36,000,000	U.S. Dollars	75,314	RBS	137
06/19/13	Chilean Peso	107,000	U.S. Dollars	224	RBS	—
06/19/13	Chilean Peso	13,000	U.S. Dollars	27	RBS	—
06/19/13	Danish Kroner	12,480,000	U.S. Dollars	2,184,109	RBS	(35,863)
06/19/13	Danish Kroner	830,000	U.S. Dollars	143,599	RBS	(727)
06/19/13	Danish Kroner	154,000	U.S. Dollars	26,888	RBS	(379)
06/19/13	Danish Kroner	81,000	U.S. Dollars	14,230	RBS	(287)
06/19/13	Euro	2,000,000	U.S. Dollars	2,602,248	RBS	(36,994)
06/19/13	Hong Kong Dollars	6,063,000	U.S. Dollars	782,111	RBS	(739)
06/19/13	Hong Kong Dollars	1,700,000	U.S. Dollars	219,274	RBS	(186)
06/19/13	Hong Kong Dollars	1,650,000	U.S. Dollars	212,825	RBS	(181)
06/19/13	Hong Kong Dollars	1,000,000	U.S. Dollars	128,983	RBS	(107)
06/19/13	Hong Kong Dollars	900,000	U.S. Dollars	115,989	RBS	(2)
06/19/13	Hong Kong Dollars	833,000	U.S. Dollars	107,438	RBS	(85)
06/19/13	Hong Kong Dollars	800,000	U.S. Dollars	103,182	RBS	(82)
06/19/13	Hong Kong Dollars	500,000	U.S. Dollars	64,450	RBS	(13)
06/19/13	Hong Kong Dollars	300,000	U.S. Dollars	38,696	RBS	(33)
06/19/13	Hong Kong Dollars	74,000	U.S. Dollars	9,539	RBS	(2)
06/19/13	Hungarian Forint	709,000,000	U.S. Dollars	3,055,070	RBS	(96,751)
06/19/13	Indian Rupees	252,104,000	U.S. Dollars	4,492,231	RBS	66,619
06/19/13	Indian Rupees	18,400,000	U.S. Dollars	333,910	RBS	(1,179)
06/19/13	Indian Rupees	2,900,000	U.S. Dollars	52,300	RBS	142

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/13	Indonesian Rupiahs	19,800,000,000	U.S. Dollars	2,020,448	RBS	$(4,877)
06/19/13	Israeli Shekels	8,220,000	U.S. Dollars	2,210,483	RBS	42,794
06/19/13	Israeli Shekels	5,055,000	U.S. Dollars	1,359,367	RBS	26,317
06/19/13	Israeli Shekels	280,000	U.S. Dollars	76,158	RBS	596
06/19/13	Israeli Shekels	229,000	U.S. Dollars	61,996	RBS	778
06/19/13	Israeli Shekels	160,000	U.S. Dollars	44,023	RBS	(163)
06/19/13	Israeli Shekels	100,000	U.S. Dollars	27,491	RBS	(79)
06/19/13	Japanese Yen	723,471,000	U.S. Dollars	7,540,164	RBS	149,837
06/19/13	Japanese Yen	299,078,000	U.S. Dollars	3,137,483	RBS	41,512
06/19/13	Japanese Yen	25,503,000	U.S. Dollars	274,017	RBS	(2,938)
06/19/13	Japanese Yen	21,791,000	U.S. Dollars	235,240	RBS	(3,617)
06/19/13	Japanese Yen	14,693,000	U.S. Dollars	157,752	RBS	(1,575)
06/19/13	Japanese Yen	7,664,000	U.S. Dollars	81,327	RBS	136
06/19/13	Malaysian Ringgits	5,702,000	U.S. Dollars	1,822,832	RBS	8,160
06/19/13	Malaysian Ringgits	4,460,000	U.S. Dollars	1,423,584	RBS	8,584
06/19/13	Mexican Pesos	112,877,000	U.S. Dollars	8,857,190	RBS	210,256
06/19/13	Mexican Pesos	9,300,000	U.S. Dollars	742,947	RBS	4,125
06/19/13	Mexican Pesos	1,300,000	U.S. Dollars	104,777	RBS	(348)
06/19/13	Mexican Pesos	500,000	U.S. Dollars	40,041	RBS	124
06/19/13	Mexican Pesos	200,000	U.S. Dollars	16,042	RBS	24
06/19/13	Norwegian Krone	243,392,000	U.S. Dollars	42,439,077	RBS	(904,176)
06/19/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,849	RBS	4
06/19/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,864	RBS	(11)
06/19/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,865	RBS	(13)
06/19/13	Polish Zloty	30,281,000	U.S. Dollars	9,449,536	RBS	(212,133)
06/19/13	Russian Rubles	191,573,000	U.S. Dollars	6,126,761	RBS	(51,540)
06/19/13	Singapore Dollars	576,000	U.S. Dollars	462,343	RBS	2,139
06/19/13	Singapore Dollars	270,000	U.S. Dollars	216,134	RBS	1,592
06/19/13	Singapore Dollars	130,000	U.S. Dollars	104,185	RBS	646
06/19/13	Singapore Dollars	100,000	U.S. Dollars	80,148	RBS	491
06/19/13	Singapore Dollars	89,000	U.S. Dollars	71,502	RBS	267
06/19/13	Singapore Dollars	80,000	U.S. Dollars	64,224	RBS	288
06/19/13	Singapore Dollars	70,000	U.S. Dollars	56,021	RBS	427
06/19/13	Singapore Dollars	50,000	U.S. Dollars	40,169	RBS	150
06/19/13	Singapore Dollars	20,000	U.S. Dollars	15,978	RBS	150
06/19/13	Singapore Dollars	9,000	U.S. Dollars	7,217	RBS	41
06/19/13	South Korean Won	13,223,030,000	U.S. Dollars	12,088,747	RBS	(256,587)
06/19/13	Swedish Kronor	108,487,000	U.S. Dollars	16,923,530	RBS	(305,103)
06/19/13	Swedish Kronor	43,644,000	U.S. Dollars	6,814,893	RBS	(129,349)
06/19/13	Swedish Kronor	21,734,000	U.S. Dollars	3,394,146	RBS	(64,854)
06/19/13	Switzerland Francs	5,524,000	U.S. Dollars	5,901,609	RBS	(76,208)
06/19/13	Switzerland Francs	3,159,000	U.S. Dollars	3,333,329	RBS	(1,968)
06/19/13	Switzerland Francs	537,000	U.S. Dollars	567,107	RBS	(807)
06/19/13	Taiwan Dollars	62,300,000	U.S. Dollars	2,100,502	RBS	(13,393)
06/19/13	Taiwan Dollars	44,100,000	U.S. Dollars	1,489,727	RBS	(12,335)
06/19/13	Taiwan Dollars	30,100,000	U.S. Dollars	1,019,783	RBS	(11,405)
06/19/13	Taiwan Dollars	20,700,000	U.S. Dollars	699,456	RBS	(5,987)
06/19/13	Taiwan Dollars	13,900,000	U.S. Dollars	470,150	RBS	(4,487)
06/19/13	Taiwan Dollars	6,600,000	U.S. Dollars	223,577	RBS	(2,471)
06/19/13	Taiwan Dollars	3,800,000	U.S. Dollars	128,576	RBS	(1,273)
06/19/13	Taiwan Dollars	3,700,000	U.S. Dollars	124,952	RBS	(998)
06/19/13	Taiwan Dollars	100,000	U.S. Dollars	3,384	RBS	(34)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/13	Thailand Baht	1,600,000	U.S. Dollars	54,570	RBS	$(214)
06/19/13	Thailand Baht	1,100,000	U.S. Dollars	36,765	RBS	605
06/19/13	Thailand Baht	800,000	U.S. Dollars	26,765	RBS	413
06/19/13	Thailand Baht	700,000	U.S. Dollars	23,753	RBS	28
06/19/13	Thailand Baht	700,000	U.S. Dollars	23,923	RBS	(143)
06/19/13	Thailand Baht	400,000	U.S. Dollars	13,333	RBS	256
06/19/13	Thailand Baht	300,000	U.S. Dollars	10,050	RBS	142
06/19/13	Thailand Baht	200,000	U.S. Dollars	6,716	RBS	79
06/19/13	Turkish Lira	3,563,000	U.S. Dollars	1,956,465	RBS	(8,263)
06/19/13	U.S. Dollars	35,260,366	British Pounds	23,452,000	RBS	(358,355)
06/19/13	U.S. Dollars	17,434,958	Canadian Dollars	17,961,000	RBS	(212,319)
06/19/13	U.S. Dollars	13,208,387	Switzerland Francs	12,458,000	RBS	70,654
06/19/13	U.S. Dollars	12,717,388	New Zealand Dollars	15,404,000	RBS	(99,342)
06/19/13	U.S. Dollars	12,104,403	Singapore Dollars	15,080,000	RBS	(55,996)
06/19/13	U.S. Dollars	10,606,721	Indonesian Rupiahs	103,914,049,648	RBS	28,631
06/19/13	U.S. Dollars	7,096,142	Euro	5,447,000	RBS	109,674
06/19/13	U.S. Dollars	6,929,834	Brazilian Reals	13,886,000	RBS	127,125
06/19/13	U.S. Dollars	6,250,418	Norwegian Krone	36,118,000	RBS	86,873
06/19/13	U.S. Dollars	5,835,639	Euro	4,462,000	RBS	112,558
06/19/13	U.S. Dollars	5,802,879	Philippine Peso	235,800,000	RBS	21,342
06/19/13	U.S. Dollars	5,046,886	Canadian Dollars	5,198,000	RBS	(60,321)
06/19/13	U.S. Dollars	4,983,950	Euro	3,849,000	RBS	47,120
06/19/13	U.S. Dollars	4,350,213	Norwegian Krone	25,438,000	RBS	9,213
06/19/13	U.S. Dollars	3,807,174	Norwegian Krone	22,204,000	RBS	18,056
06/19/13	U.S. Dollars	3,713,133	British Pounds	2,497,000	RBS	(79,292)
06/19/13	U.S. Dollars	3,617,652	Euro	2,769,000	RBS	66,059
06/19/13	U.S. Dollars	3,168,885	Taiwan Dollars	93,799,000	RBS	26,530
06/19/13	U.S. Dollars	3,147,995	South Korean Won	3,520,000,000	RBS	(1,753)
06/19/13	U.S. Dollars	3,107,142	Australian Dollars	3,061,000	RBS	(59,805)
06/19/13	U.S. Dollars	2,714,955	Czech Republic Koruna	52,700,000	RBS	92,591
06/19/13	U.S. Dollars	2,690,278	New Zealand Dollars	3,285,000	RBS	(42,970)
06/19/13	U.S. Dollars	2,673,706	Swedish Kronor	17,263,000	RBS	29,298
06/19/13	U.S. Dollars	2,407,963	Australian Dollars	2,374,000	RBS	(48,205)
06/19/13	U.S. Dollars	2,381,811	New Zealand Dollars	2,899,000	RBS	(30,270)
06/19/13	U.S. Dollars	2,150,190	Euro	1,670,000	RBS	8,203
06/19/13	U.S. Dollars	1,843,724	Norwegian Krone	10,557,000	RBS	42,170
06/19/13	U.S. Dollars	1,833,765	South African Rand	16,863,000	RBS	20,601
06/19/13	U.S. Dollars	1,583,840	New Zealand Dollars	1,906,000	RBS	(2,026)
06/19/13	U.S. Dollars	1,451,246	South Korean Won	1,630,000,000	RBS	(7,301)
06/19/13	U.S. Dollars	1,429,229	Russian Rubles	44,600,000	RBS	14,861
06/19/13	U.S. Dollars	1,350,405	Columbian Peso	2,460,000,000	RBS	12,364
06/19/13	U.S. Dollars	1,229,119	Japanese Yen	113,908,000	RBS	18,355
06/19/13	U.S. Dollars	683,233	Columbian Peso	1,250,000,000	RBS	3,334
06/19/13	U.S. Dollars	682,037	Indian Rupees	38,300,000	RBS	(10,550)
06/19/13	U.S. Dollars	520,974	Turkish Lira	950,000	RBS	1,526
06/19/13	U.S. Dollars	520,974	Switzerland Francs	493,000	RBS	1,075
06/19/13	U.S. Dollars	494,008	Russian Rubles	15,400,000	RBS	5,639
06/19/13	U.S. Dollars	473,099	South African Rand	4,400,000	RBS	(4)
06/19/13	U.S. Dollars	346,432	Columbian Peso	630,000,000	RBS	3,763
06/19/13	U.S. Dollars	329,145	Turkish Lira	600,000	RBS	1,073
06/19/13	U.S. Dollars	327,658	Thailand Baht	9,815,000	RBS	(5,783)
06/19/13	U.S. Dollars	307,746	Indian Rupees	17,200,000	RBS	(3,285)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/13	U.S. Dollars	274,582	Russian Rubles	8,563,000	RBS	$3,029
06/19/13	U.S. Dollars	200,089	Mexican Pesos	2,500,000	RBS	(736)
06/19/13	U.S. Dollars	180,556	Danish Kroner	1,039,000	RBS	1,707
06/19/13	U.S. Dollars	175,926	Russian Rubles	5,500,000	RBS	1,509
06/19/13	U.S. Dollars	171,248	Mexican Pesos	2,200,000	RBS	(5,479)
06/19/13	U.S. Dollars	137,370	Singapore Dollars	170,000	RBS	284
06/19/13	U.S. Dollars	128,619	Singapore Dollars	160,000	RBS	(403)
06/19/13	U.S. Dollars	128,197	Singapore Dollars	160,000	RBS	(826)
06/19/13	U.S. Dollars	103,184	Hong Kong Dollars	800,000	RBS	84
06/19/13	U.S. Dollars	99,226	Columbian Peso	180,000,000	RBS	1,321
06/19/13	U.S. Dollars	95,329	Hong Kong Dollars	739,000	RBS	90
06/19/13	U.S. Dollars	92,800	Russian Rubles	2,900,000	RBS	834
06/19/13	U.S. Dollars	88,301	Hong Kong Dollars	685,000	RBS	21
06/19/13	U.S. Dollars	88,189	Mexican Pesos	1,100,000	RBS	(175)
06/19/13	U.S. Dollars	85,553	South African Rand	800,000	RBS	(465)
06/19/13	U.S. Dollars	81,499	Turkish Lira	150,000	RBS	(519)
06/19/13	U.S. Dollars	77,492	Mexican Pesos	1,000,000	RBS	(2,838)
06/19/13	U.S. Dollars	72,471	Singapore Dollars	90,000	RBS	(104)
06/19/13	U.S. Dollars	72,019	Singapore Dollars	90,000	RBS	(557)
06/19/13	U.S. Dollars	70,344	Russian Rubles	2,200,000	RBS	577
06/19/13	U.S. Dollars	65,323	Turkish Lira	120,000	RBS	(292)
06/19/13	U.S. Dollars	64,500	Hong Kong Dollars	500,000	RBS	62
06/19/13	U.S. Dollars	56,251	Mexican Pesos	700,000	RBS	19
06/19/13	U.S. Dollars	53,405	Thailand Baht	1,600,000	RBS	(952)
06/19/13	U.S. Dollars	48,103	Russian Rubles	1,506,000	RBS	344
06/19/13	U.S. Dollars	46,745	Thailand Baht	1,400,000	RBS	(817)
06/19/13	U.S. Dollars	44,025	Singapore Dollars	55,000	RBS	(326)
06/19/13	U.S. Dollars	43,680	Thailand Baht	1,300,000	RBS	(485)
06/19/13	U.S. Dollars	38,693	Hong Kong Dollars	300,000	RBS	31
06/19/13	U.S. Dollars	38,666	Hong Kong Dollars	300,000	RBS	3
06/19/13	U.S. Dollars	38,465	Russian Rubles	1,200,000	RBS	410
06/19/13	U.S. Dollars	34,675	Peruvian Nuevos Soles	90,000	RBS	(1)
06/19/13	U.S. Dollars	33,967	Thailand Baht	1,000,000	RBS	(5)
06/19/13	U.S. Dollars	32,169	Singapore Dollars	40,000	RBS	(87)
06/19/13	U.S. Dollars	32,034	Israeli Shekels	120,000	RBS	(861)
06/19/13	U.S. Dollars	27,322	Thailand Baht	800,000	RBS	144
06/19/13	U.S. Dollars	25,781	Hong Kong Dollars	200,000	RBS	6
06/19/13	U.S. Dollars	25,774	Hong Kong Dollars	200,000	RBS	(1)
06/19/13	U.S. Dollars	25,542	Hong Kong Dollars	198,000	RBS	25
06/19/13	U.S. Dollars	24,271	Singapore Dollars	30,000	RBS	79
06/19/13	U.S. Dollars	21,741	Singapore Dollars	27,000	RBS	(31)
06/19/13	U.S. Dollars	20,354	Israeli Shekels	76,000	RBS	(479)
06/19/13	U.S. Dollars	20,067	Israeli Shekels	73,000	RBS	56
06/19/13	U.S. Dollars	16,949	Thailand Baht	500,000	RBS	(37)
06/19/13	U.S. Dollars	16,838	Russian Rubles	528,000	RBS	93
06/19/13	U.S. Dollars	16,646	Danish Kroner	95,000	RBS	293
06/19/13	U.S. Dollars	13,369	Thailand Baht	400,000	RBS	(220)
06/19/13	U.S. Dollars	12,898	Hong Kong Dollars	100,000	RBS	11
06/19/13	U.S. Dollars	12,897	Hong Kong Dollars	100,000	RBS	9
06/19/13	U.S. Dollars	12,888	Hong Kong Dollars	100,000	RBS	—
06/19/13	U.S. Dollars	10,074	Thailand Baht	300,000	RBS	(118)
06/19/13	U.S. Dollars	8,020	Singapore Dollars	10,000	RBS	(44)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/19/13	U.S. Dollars	7,996	Singapore Dollars	10,000	RBS	$(68)
06/19/13	U.S. Dollars	6,673	Thailand Baht	200,000	RBS	(121)
06/19/13	U.S. Dollars	6,464	Singapore Dollars	8,000	RBS	13
06/19/13	U.S. Dollars	3,850	Peruvian Nuevos Soles	10,000	RBS	(3)

						$(1,058,785)

6. FEDERAL INCOME TAXES

At March 31, 2013, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$81,036,911	$3,195,325	$3,195,325	$—
MyDestination 2015	343,595,626	39,631,775	39,631,775	—
MyDestination 2025	374,701,762	45,423,604	45,423,604	—
MyDestination 2035	187,290,566	27,621,119	27,621,119	—
MyDestination 2045	129,359,407	24,101,068	24,101,068	—
MyDestination 2055	7,723,810	746,800	746,800	—
Conservative Allocation	296,788,674	30,586,591	30,586,591	—
Balanced Allocation	1,103,361,882	142,323,848	142,323,848	—
Growth Allocation	773,345,233	108,901,315	110,373,984	(1,472,669)
Aggressive Allocation	682,263,686	81,676,009	96,442,049	(14,766,040)
Conservative Allocation I	87,498,270	650,811	922,139	(271,328)
Balanced Allocation I	369,025,189	975,905	8,119,101	(7,143,196)
Growth Allocation I	243,820,295	1,804,610	3,965,369	(2,160,759)
Aggressive Allocation I	168,614,762	(5,785,513)	—	(5,785,513)
Money Market	1,373,065,648	—	—	—
Low-Duration Bond	945,986,669	2,739,160	8,402,533	(5,663,373)
Medium-Duration Bond	1,048,776,386	21,896,040	31,561,683	(9,665,643)
Extended-Duration Bond	401,656,115	52,271,764	54,774,816	(2,503,052)
Inflation Protected Bond	186,469,013	9,759,683	12,697,264	(2,937,581)
Global Bond	268,999,293	15,956,852	17,629,666	(1,672,814)
Defensive Market Strategies	467,466,224	37,193,312	39,051,402	(1,858,090)
Equity Index	231,605,899	77,972,686	86,346,950	(8,374,264)
Real Estate Securities	235,281,706	20,567,488	21,716,081	(1,148,593)
Value Equity	1,215,090,917	194,100,193	232,417,354	(38,317,161)
Growth Equity	1,223,444,734	291,135,065	297,463,549	(6,328,484)
Small Cap Equity	465,697,771	65,634,627	70,670,016	(5,035,389)
International Equity	1,559,611,071	99,428,980	183,906,298	(84,477,318)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC’s.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Low-Duration Bond Fund, Medium-Duration Bond Fund and International Equity Fund are parties to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Funds is held in a segregated account and with respect to those amounts which can be repledged, are presented in the Fund’s Schedule of Investments or Statements of Assets and Liabilities. Cash collateral posted to the Funds which cannot be sold or repledged totaled $2,255,000, $1,435,034 and $490,000 in the Low-Duration Bond Fund, Medium-Duration Bond Fund and International Equity Fund, respectively, March 31, 2013. Collateral can also be in the form of debt securities, equities or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Securities pledged as collateral are designated in the Fund’s Schedule of Investments, as applicable.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 changes require an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in accordance with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those fiscal periods. At this time, management is evaluating the implications of ASU No. 2011-11, and its impact on the financial statements has not been determined.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 28, 2013

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date May 28, 2013

*	Print the name and title of each signing officer under his or her signature.